      As filed with the Securities and Exchange Commission on May 23, 2008

                                           REGISTRATION STATEMENT NO. 333-101778
                                                                       811-21262

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 18                                              [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 19                                                             [X]


                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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




This registration statement incorporates by reference the Prospectuses dated April 28, 2008, for the Pioneer AnnuiStar Plus contracts and the Portfolio Architect Plus contracts, included in Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2008 purusant to paragraph (b) of Rule 485.



This registration statement also incorporates by reference the final Prospectus dated April 28, 2008, for the Scudder Advocate Rewards contracts, File Nos. 333-101778/811-21262, filed on April 29, 2008 pursuant to paragraph (c) of Rule 497.

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                     APRIL 28, 2008, AS REVISED MAY 28, 2008


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar Plus........................     9

CONDENSED FINANCIAL INFORMATION--Portfolio Architect Plus......................    99

CONDENSED FINANCIAL INFORMATION--Scudder Advocate Reward.......................   263

FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 92,981,366                           $0

2005............................            $135,616,995                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.424          1.518                --
                                                       2006      1.366          1.424           434,117
                                                       2005      1.280          1.366           456,515
                                                       2004      1.224          1.280           339,421
                                                       2003      1.000          1.224             6,871

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.597          1.716           330,610
                                                       2006      1.464          1.597           320,673
                                                       2005      1.388          1.464           474,442
                                                       2004      1.243          1.388           313,845
                                                       2003      1.000          1.243             4,473

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.552          1.485         1,273,239
                                                       2006      1.348          1.552         1,293,556
                                                       2005      1.325          1.348           995,944
                                                       2004      1.215          1.325           546,408
                                                       2003      1.000          1.215             2,381

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.609          1.760           560,304
                                                       2006      1.506          1.609           380,284
                                                       2005      1.462          1.506           435,846
                                                       2004      1.334          1.462           329,200
                                                       2003      1.000          1.334             7,956

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.015          2.287           980,441
                                                       2006      1.687          2.015           947,561
                                                       2005      1.558          1.687           891,775
                                                       2004      1.337          1.558           493,997
                                                       2003      1.000          1.337            66,608

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.616          1.555           494,811

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.358          1.362           288,836

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.722          1.648           130,491

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.200          1.257                --
                                                       2006      1.035          1.200                --
                                                       2005      0.977          1.035                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.327          1.364                --
                                                       2006      1.202          1.327           305,353
                                                       2005      1.188          1.202           147,194
                                                       2004      1.114          1.188            85,963
                                                       2003      1.000          1.114             2,221

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.576          1.630                --
                                                       2006      1.447          1.576           476,353
                                                       2005      1.343          1.447           468,873
                                                       2004      1.255          1.343           275,915
                                                       2003      1.000          1.255            15,082

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.499          1.563           400,187

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.132         1,162,977
                                                       2006      0.994          1.007           867,112

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.062         1,803,966
                                                       2006      1.006          1.028         1,510,099

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.116          1.096           110,115

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.098           715,782
                                                       2006      0.996          1.051           646,959

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         2,194,977
                                                       2004      0.993          0.987         1,116,721
                                                       2003      1.000          0.993            35,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.331          1.391                --
                                                       2005      1.291          1.331           753,439
                                                       2004      1.232          1.291           630,486
                                                       2003      1.000          1.232            64,877

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.850          2.014                --
                                                       2005      1.650          1.850           306,162
                                                       2004      1.412          1.650           220,980
                                                       2003      1.000          1.412            55,256

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.022          1.060                --
                                                       2006      1.008          1.022           986,281
                                                       2005      1.008          1.008         1,285,606
                                                       2004      0.995          1.008           552,237
                                                       2003      1.000          0.995                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.995          1.118                --
                                                       2005      1.000          0.995            23,044
                                                       2004      0.970          1.000            22,256

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.163          1.236                --
                                                       2005      1.140          1.163           410,762
                                                       2004      1.109          1.140           254,318
                                                       2003      1.000          1.109                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.055          1.091         1,115,247

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.249          1.307           796,892
                                                       2006      1.085          1.249           587,880
                                                       2005      0.994          1.085            69,171

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.173          4.443           392,898
                                                       2006      2.381          3.173           253,513
                                                       2005      1.760          2.381           318,757
                                                       2004      1.509          1.760           109,699
                                                       2003      1.000          1.509                71

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.711          1.691         1,325,710
                                                       2006      1.425          1.711         1,176,332
                                                       2005      1.373          1.425           779,270
                                                       2004      1.204          1.373           492,774
                                                       2003      1.000          1.204            18,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.247          1.372                --
                                                       2006      1.064          1.247                --
                                                       2005      0.987          1.064                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.579          2.004                --
                                                       2005      1.490          1.579            83,351
                                                       2004      1.282          1.490            17,995
                                                       2003      1.000          1.282             3,595

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.574          1.622         1,296,543
                                                       2006      1.376          1.574           917,107
                                                       2005      1.321          1.376           693,570
                                                       2004      1.211          1.321           532,036
                                                       2003      1.000          1.211            64,776

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.145          1.149           102,701
                                                       2006      1.039          1.145            54,419
                                                       2005      0.999          1.039           190,377

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.298          1.347         1,337,424
                                                       2006      1.220          1.298         1,721,554
                                                       2005      1.220          1.220           834,386
                                                       2004      1.151          1.220           732,713
                                                       2003      1.000          1.151            92,962

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.219          1.261           680,963
                                                       2006      1.084          1.219           417,981
                                                       2005      1.003          1.084                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.178          1.225         5,420,614
                                                       2006      1.064          1.178         4,578,559
                                                       2005      0.995          1.064           458,495

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.141          1.185         1,497,901
                                                       2006      1.049          1.141         1,528,436
                                                       2005      0.992          1.049           251,715

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.311          1.384           331,347
                                                       2006      1.223          1.311            86,169
                                                       2005      1.205          1.223            89,932
                                                       2004      1.153          1.205            70,236
                                                       2003      1.000          1.153                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.048          2.280           435,869
                                                       2006      1.699          2.048           478,468
                                                       2005      1.500          1.699            83,336
                                                       2004      1.288          1.500            59,613
                                                       2003      1.000          1.288                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.849          1.915           891,029
                                                       2006      1.675          1.849           815,640
                                                       2005      1.583          1.675           636,936
                                                       2004      1.322          1.583           398,087
                                                       2003      1.000          1.322            60,324

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.176          1.250           431,568
                                                       2006      1.164          1.176           331,191
                                                       2005      1.094          1.164           243,236
                                                       2004      1.021          1.094            48,545

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.541          2.021           559,191
                                                       2006      1.894          2.541           729,893
                                                       2005      1.677          1.894           606,730
                                                       2004      1.260          1.677           400,846
                                                       2003      1.000          1.260             5,240

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.169          1.381                --
                                                       2006      1.103          1.169            69,190
                                                       2005      1.072          1.103            70,678
                                                       2004      1.070          1.072            65,806

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.955          1.784           355,221
                                                       2006      1.743          1.955           343,115
                                                       2005      1.595          1.743           296,607
                                                       2004      1.353          1.595           144,559
                                                       2003      1.000          1.353            62,274

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.428          1.516                --
                                                       2005      1.429          1.428            33,148
                                                       2004      1.284          1.429            24,898
                                                       2003      1.000          1.284             4,304

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.238          1.292         2,350,400
                                                       2006      1.185          1.238         2,055,589
                                                       2005      1.176          1.185         1,683,839
                                                       2004      1.088          1.176           574,254
                                                       2003      1.000          1.088               195

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.518          1.518                --
                                                       2006      1.342          1.518           172,770
                                                       2005      1.304          1.342           178,696
                                                       2004      1.190          1.304            92,974
                                                       2003      1.000          1.190                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422           14,421
                                                       2005      1.278          1.364           19,511
                                                       2004      1.224          1.278           21,268
                                                       2003      1.000          1.224               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.594          1.712           31,659
                                                       2006      1.462          1.594           48,926
                                                       2005      1.387          1.462           52,040
                                                       2004      1.243          1.387           57,583
                                                       2003      1.000          1.243               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.549          1.481           27,455
                                                       2006      1.346          1.549           33,679
                                                       2005      1.324          1.346           37,925
                                                       2004      1.214          1.324           38,579
                                                       2003      1.000          1.214               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.606          1.756               --
                                                       2006      1.504          1.606               --
                                                       2005      1.460          1.504               --
                                                       2004      1.333          1.460               --
                                                       2003      1.000          1.333               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.011          2.281           11,212
                                                       2006      1.685          2.011           21,182
                                                       2005      1.556          1.685           32,159
                                                       2004      1.336          1.556           36,194
                                                       2003      1.000          1.336               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551              774

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359            3,760

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.199          1.256               --
                                                       2006      1.035          1.199               --
                                                       2005      0.976          1.035               --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.325          1.361               --
                                                       2006      1.201          1.325            3,766
                                                       2005      1.187          1.201            3,772
                                                       2004      1.113          1.187            3,777
                                                       2003      1.000          1.113               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573              779
                                                       2005      1.341          1.445              784
                                                       2004      1.255          1.341              788
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560            7,948

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.131           42,030
                                                       2006      0.994          1.007           59,128

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059              807
                                                       2006      1.005          1.026               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.115          1.095            9,667

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.051          1.098           61,083
                                                       2006      0.996          1.051           80,695

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996               --
                                                       2004      0.993          0.986               --
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.329          1.389               --
                                                       2005      1.290          1.329           51,299
                                                       2004      1.231          1.290           52,911
                                                       2003      1.000          1.231               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.848          2.010               --
                                                       2005      1.649          1.848           41,969
                                                       2004      1.411          1.649           48,490
                                                       2003      1.000          1.411               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.020          1.058               --
                                                       2006      1.007          1.020            4,399
                                                       2005      1.007          1.007            4,406
                                                       2004      0.994          1.007            4,411
                                                       2003      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994           15,081
                                                       2004      0.970          1.000           13,548

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.161          1.234               --
                                                       2005      1.139          1.161               --
                                                       2004      1.109          1.139               --
                                                       2003      1.000          1.109               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            4,305

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.248          1.305            1,359
                                                       2006      1.084          1.248            1,396
                                                       2005      0.994          1.084            1,428

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.167          4.432           15,111
                                                       2006      2.378          3.167           15,700
                                                       2005      1.759          2.378            5,692
                                                       2004      1.508          1.759            6,377
                                                       2003      1.000          1.508               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.707          1.687           20,774
                                                       2006      1.423          1.707           20,774
                                                       2005      1.372          1.423               --
                                                       2004      1.203          1.372               --
                                                       2003      1.000          1.203               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246              690
                                                       2005      0.987          1.063              725

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577               --
                                                       2004      1.281          1.488               --
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.571          1.618           16,086
                                                       2006      1.374          1.571           27,280
                                                       2005      1.320          1.374           38,122
                                                       2004      1.211          1.320           42,109
                                                       2003      1.000          1.211               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.144          1.148              740
                                                       2006      1.039          1.144              759
                                                       2005      0.999          1.039              750

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.295          1.344           29,652
                                                       2006      1.218          1.295           37,968
                                                       2005      1.219          1.218           32,972
                                                       2004      1.151          1.219           33,712
                                                       2003      1.000          1.151               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.218          1.259          179,721
                                                       2006      1.083          1.218           95,854
                                                       2005      1.003          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.177          1.223           27,392
                                                       2006      1.063          1.177           27,424
                                                       2005      0.995          1.063           27,452

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184           70,578
                                                       2006      1.049          1.140           77,716
                                                       2005      0.992          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.308          1.381               --
                                                       2006      1.221          1.308               --
                                                       2005      1.204          1.221               --
                                                       2004      1.152          1.204               --
                                                       2003      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.044          2.274               --
                                                       2006      1.697          2.044               --
                                                       2005      1.499          1.697               --
                                                       2004      1.288          1.499               --
                                                       2003      1.000          1.288               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.846          1.911           16,938
                                                       2006      1.673          1.846           16,776
                                                       2005      1.582          1.673            7,654
                                                       2004      1.322          1.582            6,949
                                                       2003      1.000          1.322               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.174          1.248           16,555
                                                       2006      1.163          1.174           16,193
                                                       2005      1.094          1.163              659
                                                       2004      1.021          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.536          2.016           17,946
                                                       2006      1.891          2.536           22,513
                                                       2005      1.675          1.891           21,942
                                                       2004      1.259          1.675           28,482
                                                       2003      1.000          1.259               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168               --
                                                       2005      1.072          1.102               --
                                                       2004      1.070          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.952          1.780           33,860
                                                       2006      1.740          1.952           47,256
                                                       2005      1.594          1.740           31,223
                                                       2004      1.353          1.594           35,275
                                                       2003      1.000          1.353               --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426           24,396
                                                       2004      1.283          1.428           27,133
                                                       2003      1.000          1.283               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.236          1.289           12,292
                                                       2006      1.184          1.236           18,714
                                                       2005      1.175          1.184           25,249
                                                       2004      1.088          1.175           26,542
                                                       2003      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515              580
                                                       2005      1.303          1.340              574
                                                       2004      1.190          1.303               --
                                                       2003      1.000          1.190               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.337          1.424               --
                                                       2006      1.284          1.337           17,389
                                                       2005      1.204          1.284            1,955
                                                       2004      1.152          1.204               --
                                                       2003      1.092          1.152               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.444          1.550           28,124
                                                       2006      1.325          1.444           28,289
                                                       2005      1.257          1.325            1,829
                                                       2004      1.127          1.257               --
                                                       2003      1.018          1.127               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.467          1.402          204,160
                                                       2006      1.276          1.467          203,184
                                                       2005      1.256          1.276              239
                                                       2004      1.152          1.256               --
                                                       2003      1.019          1.152               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.472          1.608           50,529
                                                       2006      1.379          1.472           74,976
                                                       2005      1.340          1.379            6,050
                                                       2004      1.224          1.340               --
                                                       2003      1.164          1.224               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.829          2.074          182,164
                                                       2006      1.534          1.829          175,335
                                                       2005      1.417          1.534            7,671
                                                       2004      1.217          1.417               --
                                                       2003      1.107          1.217               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.476          1.420           90,147

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.282          1.285               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.553          1.485               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.198          1.254               --
                                                       2006      1.035          1.198               --
                                                       2005      0.976          1.035               --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.253          1.287               --
                                                       2006      1.136          1.253               --
                                                       2005      1.124          1.136            6,419
                                                       2004      1.054          1.124               --
                                                       2003      0.972          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.440          1.489               --
                                                       2006      1.324          1.440           71,658
                                                       2005      1.229          1.324           13,795
                                                       2004      1.151          1.229               --
                                                       2003      1.091          1.151               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.406          1.466           17,804

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.007          1.130          248,247
                                                       2006      0.994          1.007          260,007

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059          420,965
                                                       2006      1.005          1.026          463,278

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.114          1.094           17,938

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.097          128,555
                                                       2006      0.996          1.050           93,134

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           16,815
                                                       2004      0.994          0.986               --
                                                       2003      0.999          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.244          1.299               --
                                                       2005      1.207          1.244           18,629
                                                       2004      1.153          1.207               --
                                                       2003      1.083          1.153               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.659          1.804               --
                                                       2005      1.481          1.659           16,050
                                                       2004      1.268          1.481               --
                                                       2003      1.031          1.268               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.009          1.045               --
                                                       2006      0.995          1.009            8,472
                                                       2005      0.996          0.995            6,901
                                                       2004      0.984          0.996               --
                                                       2003      0.972          0.984               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.994          1.115               --
                                                       2005      1.000          0.994              102
                                                       2004      0.970          1.000               --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.095          1.162               --
                                                       2005      1.074          1.095            3,235
                                                       2004      1.046          1.074               --
                                                       2003      1.006          1.046               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            8,199

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.247          1.303           23,373
                                                       2006      1.084          1.247           23,384
                                                       2005      0.994          1.084           23,397

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.884          4.034           28,885
                                                       2006      2.167          2.884           24,416
                                                       2005      1.603          2.167            5,497
                                                       2004      1.375          1.603               --
                                                       2003      1.158          1.375               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.578          1.558           16,479
                                                       2006      1.315          1.578           15,366
                                                       2005      1.269          1.315            8,125
                                                       2004      1.114          1.269               --
                                                       2003      1.035          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.245          1.368               --
                                                       2006      1.063          1.245               --
                                                       2005      0.987          1.063               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.469          1.863               --
                                                       2005      1.387          1.469               --
                                                       2004      1.195          1.387               --
                                                       2003      1.026          1.195               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.468          1.511           93,125
                                                       2006      1.285          1.468           28,112
                                                       2005      1.235          1.285            2,974
                                                       2004      1.133          1.235               --
                                                       2003      1.004          1.133               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.143          1.146           10,320
                                                       2006      1.039          1.143           52,854
                                                       2005      0.999          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.217          1.262           16,047
                                                       2006      1.145          1.217           46,126
                                                       2005      1.146          1.145           22,845
                                                       2004      1.083          1.146               --
                                                       2003      0.994          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.217          1.257          183,539
                                                       2006      1.083          1.217          154,608
                                                       2005      1.003          1.083           37,843

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.176          1.222          324,334
                                                       2006      1.063          1.176          296,859
                                                       2005      0.995          1.063          148,444

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.139          1.182          750,856
                                                       2006      1.048          1.139          578,913
                                                       2005      0.992          1.048          126,574

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.233          1.301           10,681
                                                       2006      1.152          1.233            9,736
                                                       2005      1.136          1.152               --
                                                       2004      1.088          1.136               --
                                                       2003      1.061          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.901          2.114           11,920
                                                       2006      1.579          1.901           27,935
                                                       2005      1.396          1.579            2,410
                                                       2004      1.200          1.396               --
                                                       2003      1.067          1.200               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.677          1.735           20,874
                                                       2006      1.521          1.677           19,192
                                                       2005      1.438          1.521            7,495
                                                       2004      1.203          1.438               --
                                                       2003      1.081          1.203               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.173          1.245              563
                                                       2006      1.162          1.173              565
                                                       2005      1.093          1.162               --
                                                       2004      1.021          1.093               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.440          1.938           35,143
                                                       2006      1.820          2.440            5,268
                                                       2005      1.613          1.820            3,115
                                                       2004      1.213          1.613               --
                                                       2003      1.050          1.213               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.376               --
                                                       2006      1.101          1.166            8,118
                                                       2005      1.072          1.101            5,196
                                                       2004      1.070          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.743          1.589          141,685
                                                       2006      1.555          1.743          149,646
                                                       2005      1.425          1.555           20,120
                                                       2004      1.210          1.425               --
                                                       2003      1.119          1.210               --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.304          1.384               --
                                                       2005      1.307          1.304               --
                                                       2004      1.175          1.307               --
                                                       2003      1.049          1.175               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.187          1.237           82,785
                                                       2006      1.138          1.187           78,599
                                                       2005      1.130          1.138           23,163
                                                       2004      1.046          1.130               --
                                                       2003      0.988          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.425          1.424               --
                                                       2006      1.261          1.425           53,575
                                                       2005      1.227          1.261           43,524
                                                       2004      1.121          1.227               --
                                                       2003      1.040          1.121               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.414          1.506                --
                                                       2006      1.359          1.414           161,875
                                                       2005      1.275          1.359           168,140
                                                       2004      1.222          1.275           113,134
                                                       2003      1.000          1.222               456

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.586          1.700            37,036
                                                       2006      1.456          1.586            39,344
                                                       2005      1.383          1.456            31,996
                                                       2004      1.241          1.383            18,458
                                                       2003      1.000          1.241                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.541          1.471           543,609
                                                       2006      1.341          1.541           568,418
                                                       2005      1.321          1.341           500,239
                                                       2004      1.213          1.321           265,890
                                                       2003      1.000          1.213             3,132

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.598          1.743           131,300
                                                       2006      1.498          1.598           130,950
                                                       2005      1.457          1.498           136,654
                                                       2004      1.332          1.457           111,766
                                                       2003      1.000          1.332               208

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.000          2.266           305,021
                                                       2006      1.678          2.000           302,521
                                                       2005      1.553          1.678           282,370
                                                       2004      1.335          1.553           187,836
                                                       2003      1.000          1.335                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.603          1.540           265,196

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.348          1.350            64,565

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.708          1.633            36,590

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.196          1.252                --
                                                       2006      1.034          1.196            14,791
                                                       2005      0.976          1.034                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.317          1.353                --
                                                       2006      1.196          1.317            63,776
                                                       2005      1.184          1.196            59,099
                                                       2004      1.112          1.184            46,341
                                                       2003      1.000          1.112             1,709

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.564          1.617                --
                                                       2006      1.440          1.564           284,518
                                                       2005      1.338          1.440           218,795
                                                       2004      1.254          1.338           193,252
                                                       2003      1.000          1.254               278

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.487          1.549           161,684

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.006          1.128           167,974
                                                       2006      0.994          1.006           178,974

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.052         2,422,020
                                                       2006      1.000          1.021           394,441

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.113          1.092           157,730

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.095           257,947
                                                       2006      0.996          1.050           228,299

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           581,206
                                                       2004      0.992          0.983           747,359
                                                       2003      1.000          0.992             1,126

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.324          1.383                --
                                                       2005      1.287          1.324           130,800
                                                       2004      1.230          1.287            60,448
                                                       2003      1.000          1.230             1,559

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.841          2.002                --
                                                       2005      1.645          1.841           104,400
                                                       2004      1.410          1.645            61,081
                                                       2003      1.000          1.410             1,383

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.015          1.050                --
                                                       2006      1.003          1.015         1,140,524
                                                       2005      1.004          1.003         1,152,672
                                                       2004      0.993          1.004           647,590
                                                       2003      1.000          0.993               983

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992            20,554
                                                       2004      0.970          0.999            20,554

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.157          1.227                --
                                                       2005      1.137          1.157           809,840
                                                       2004      1.108          1.137           445,403
                                                       2003      1.000          1.108                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091         1,124,234

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.245          1.299           421,344
                                                       2006      1.083          1.245           237,087
                                                       2005      0.994          1.083            62,847

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.149          4.402           188,237
                                                       2006      2.369          3.149           131,500
                                                       2005      1.754          2.369            94,290
                                                       2004      1.507          1.754            44,631
                                                       2003      1.000          1.507               469

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.698          1.675           449,413
                                                       2006      1.417          1.698           511,602
                                                       2005      1.369          1.417           444,247
                                                       2004      1.202          1.369           298,133
                                                       2003      1.000          1.202             1,599

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243                --
                                                       2005      0.986          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.571          1.990                --
                                                       2005      1.485          1.571                --
                                                       2004      1.280          1.485                --
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.563          1.606           410,904
                                                       2006      1.369          1.563           287,138
                                                       2005      1.317          1.369           311,225
                                                       2004      1.210          1.317           116,457
                                                       2003      1.000          1.210               520

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.141          1.143           219,103
                                                       2006      1.038          1.141            85,816
                                                       2005      0.999          1.038            14,078

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.288          1.335           218,264
                                                       2006      1.213          1.288           271,074
                                                       2005      1.216          1.213           251,874
                                                       2004      1.150          1.216           164,624
                                                       2003      1.000          1.150             1,922

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.215          1.254            20,449
                                                       2006      1.082          1.215            24,186
                                                       2005      1.003          1.082             5,110

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.174          1.218         1,106,320
                                                       2006      1.062          1.174           687,189
                                                       2005      0.995          1.062            26,355

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.137          1.179         1,819,123
                                                       2006      1.047          1.137         1,658,081
                                                       2005      0.992          1.047           342,435

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.301          1.371            83,862
                                                       2006      1.216          1.301            86,058
                                                       2005      1.201          1.216            57,795
                                                       2004      1.151          1.201            57,772
                                                       2003      1.000          1.151               243

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.033          2.258            59,461
                                                       2006      1.690          2.033            26,295
                                                       2005      1.495          1.690             9,691
                                                       2004      1.287          1.495                --
                                                       2003      1.000          1.287                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.836          1.897           459,316
                                                       2006      1.666          1.836           492,829
                                                       2005      1.578          1.666           490,310
                                                       2004      1.321          1.578           318,854
                                                       2003      1.000          1.321             1,767

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.170          1.241           125,311
                                                       2006      1.160          1.170           210,838
                                                       2005      1.092          1.160           177,355
                                                       2004      1.020          1.092           147,395

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.523          2.002           251,146
                                                       2006      1.884          2.523           252,758
                                                       2005      1.671          1.884           208,225
                                                       2004      1.258          1.671            69,039
                                                       2003      1.000          1.258             1,385

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163            77,636
                                                       2005      1.071          1.099            72,336
                                                       2004      1.069          1.071            52,237

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.941          1.768           250,400
                                                       2006      1.733          1.941           165,768
                                                       2005      1.590          1.733            78,141
                                                       2004      1.352          1.590            36,326
                                                       2003      1.000          1.352             3,132

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.421          1.507                --
                                                       2005      1.424          1.421               833
                                                       2004      1.282          1.424                --
                                                       2003      1.000          1.282                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.229          1.280           294,674
                                                       2006      1.179          1.229           299,179
                                                       2005      1.172          1.179           320,543
                                                       2004      1.087          1.172           195,674
                                                       2003      1.000          1.087             3,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.507          1.504                --
                                                       2006      1.335          1.507           187,257
                                                       2005      1.299          1.335           158,061
                                                       2004      1.189          1.299            93,668
                                                       2003      1.000          1.189               964




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.411          1.502                --
                                                       2006      1.357          1.411           785,250
                                                       2005      1.274          1.357           859,184
                                                       2004      1.222          1.274           530,535
                                                       2003      1.000          1.222            27,451

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.583          1.696           247,746
                                                       2006      1.454          1.583           242,363
                                                       2005      1.382          1.454           253,367
                                                       2004      1.241          1.382           232,067
                                                       2003      1.000          1.241            74,814

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.538          1.467         1,556,635
                                                       2006      1.339          1.538         1,865,062
                                                       2005      1.320          1.339         2,009,825
                                                       2004      1.213          1.320         1,091,587
                                                       2003      1.000          1.213            24,924

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.594          1.739           666,467
                                                       2006      1.496          1.594           556,457
                                                       2005      1.455          1.496           569,434
                                                       2004      1.331          1.455           381,020
                                                       2003      1.000          1.331            88,557

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.996          2.260         1,909,148
                                                       2006      1.676          1.996         2,107,750
                                                       2005      1.551          1.676         1,971,054
                                                       2004      1.334          1.551           868,465
                                                       2003      1.000          1.334           104,988

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.599          1.537           960,158

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346           340,250

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           994,696

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.194          1.250                --
                                                       2006      1.033          1.194            11,536
                                                       2005      0.976          1.033                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           301,225
                                                       2005      1.183          1.194           265,712
                                                       2004      1.112          1.183           233,520
                                                       2003      1.000          1.112            68,443

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.561          1.614                --
                                                       2006      1.438          1.561         1,020,100
                                                       2005      1.337          1.438         1,045,725
                                                       2004      1.253          1.337           674,582
                                                       2003      1.000          1.253            85,642

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           757,628

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.006          1.127           906,879
                                                       2006      0.994          1.006           696,150

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050         6,391,664
                                                       2006      0.999          1.019         4,895,334

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.113          1.091         1,064,214

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.094         1,610,391
                                                       2006      0.996          1.049         1,879,291

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991         3,300,924
                                                       2004      0.992          0.982         1,734,183
                                                       2003      1.000          0.992           209,193

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.322          1.380                --
                                                       2005      1.286          1.322           544,882
                                                       2004      1.230          1.286           388,699
                                                       2003      1.000          1.230             6,651

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.838          1.998                --
                                                       2005      1.643          1.838           960,770
                                                       2004      1.409          1.643           628,049
                                                       2003      1.000          1.409            43,123

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013         1,897,960
                                                       2005      1.003          1.001         1,541,641
                                                       2004      0.993          1.003           773,884
                                                       2003      1.000          0.993            14,909

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991           186,546
                                                       2004      0.970          0.998           174,350

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.155          1.225                --
                                                       2005      1.135          1.155           477,095
                                                       2004      1.107          1.135           174,655
                                                       2003      1.000          1.107                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091         1,794,415

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.244          1.297           463,386
                                                       2006      1.082          1.244           315,367
                                                       2005      0.994          1.082           116,357

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.143          4.391           528,857
                                                       2006      2.365          3.143           547,137
                                                       2005      1.753          2.365           493,270
                                                       2004      1.506          1.753           352,234
                                                       2003      1.000          1.506            34,133

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.695          1.671           897,271
                                                       2006      1.415          1.695           997,642
                                                       2005      1.367          1.415         1,007,244
                                                       2004      1.202          1.367           623,014
                                                       2003      1.000          1.202            14,010

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242            24,444
                                                       2005      0.986          1.062             1,125

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            42,107
                                                       2004      1.280          1.483            42,883
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.560          1.603         2,046,448
                                                       2006      1.367          1.560         1,316,954
                                                       2005      1.316          1.367         1,515,066
                                                       2004      1.209          1.316           977,147
                                                       2003      1.000          1.209           223,615

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.140          1.141            61,328
                                                       2006      1.037          1.140            39,470
                                                       2005      0.999          1.037               773

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.286          1.332         1,475,783
                                                       2006      1.211          1.286         1,522,434
                                                       2005      1.215          1.211         1,658,897
                                                       2004      1.149          1.215         1,130,615
                                                       2003      1.000          1.149           132,252

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.214          1.252           456,258
                                                       2006      1.081          1.214           368,555
                                                       2005      1.003          1.081           124,656

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.173          1.217           650,709
                                                       2006      1.062          1.173           452,081
                                                       2005      0.995          1.062           404,219

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177         1,790,826
                                                       2006      1.047          1.136         1,517,916
                                                       2005      0.992          1.047           719,020

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.299          1.368           201,609
                                                       2006      1.215          1.299           164,355
                                                       2005      1.200          1.215           163,010
                                                       2004      1.151          1.200           142,373
                                                       2003      1.000          1.151            44,909

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.029          2.253           252,384
                                                       2006      1.687          2.029           225,524
                                                       2005      1.494          1.687           189,251
                                                       2004      1.286          1.494           120,375
                                                       2003      1.000          1.286             7,263

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.832          1.893           723,344
                                                       2006      1.664          1.832           954,914
                                                       2005      1.576          1.664           954,266
                                                       2004      1.320          1.576           653,352
                                                       2003      1.000          1.320            67,885

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.168          1.238           519,535
                                                       2006      1.159          1.168           514,886
                                                       2005      1.092          1.159           493,703
                                                       2004      1.020          1.092           273,641

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.518          1.997           593,772
                                                       2006      1.881          2.518           700,885
                                                       2005      1.670          1.881           616,014
                                                       2004      1.258          1.670           426,758
                                                       2003      1.000          1.258            81,414

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161           250,939
                                                       2005      1.070          1.098           255,062
                                                       2004      1.069          1.070           203,469

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.938          1.763           462,386
                                                       2006      1.731          1.938           591,418
                                                       2005      1.588          1.731           502,600
                                                       2004      1.351          1.588           343,651
                                                       2003      1.000          1.351            34,490

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419            42,999
                                                       2004      1.282          1.423            51,725
                                                       2003      1.000          1.282            11,543

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.227          1.277         2,729,085
                                                       2006      1.177          1.227         2,706,209
                                                       2005      1.171          1.177         2,973,151
                                                       2004      1.086          1.171         1,544,395
                                                       2003      1.000          1.086           141,425

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.504          1.500                --
                                                       2006      1.333          1.504           979,787
                                                       2005      1.298          1.333         1,023,354
                                                       2004      1.188          1.298           687,784
                                                       2003      1.000          1.188            44,779




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.328          1.413              --
                                                       2006      1.277          1.328              --
                                                       2005      1.200          1.277              --
                                                       2004      1.151          1.200              --
                                                       2003      1.091          1.151              --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.434          1.536              --
                                                       2006      1.318          1.434              --
                                                       2005      1.253          1.318              --
                                                       2004      1.126          1.253              --
                                                       2003      1.018          1.126              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.457          1.390              --
                                                       2006      1.269          1.457              --
                                                       2005      1.252          1.269              --
                                                       2004      1.151          1.252              --
                                                       2003      1.019          1.151              --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.462          1.594              --
                                                       2006      1.372          1.462              --
                                                       2005      1.336          1.372              --
                                                       2004      1.223          1.336              --
                                                       2003      1.164          1.223              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.817          2.056              --
                                                       2006      1.526          1.817              --
                                                       2005      1.413          1.526              --
                                                       2004      1.216          1.413              --
                                                       2003      1.107          1.216              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.465          1.407              --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.272          1.273              --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.541          1.472              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.193          1.249              --
                                                       2006      1.033          1.193              --
                                                       2005      0.976          1.033              --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.244          1.278              --
                                                       2006      1.131          1.244              --
                                                       2005      1.120          1.131              --
                                                       2004      1.053          1.120              --
                                                       2003      0.972          1.053              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.430          1.478              --
                                                       2006      1.317          1.430              --
                                                       2005      1.226          1.317              --
                                                       2004      1.149          1.226              --
                                                       2003      1.091          1.149              --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.396          1.453              --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.126              --
                                                       2006      0.994          1.005              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049              --
                                                       2006      0.999          1.019              --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.112          1.090              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093              --
                                                       2006      0.996          1.049              --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.992          0.999              --
                                                       2005      0.983          0.992              --
                                                       2004      0.993          0.983              --
                                                       2003      0.998          0.993              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.237          1.291              --
                                                       2005      1.204          1.237              --
                                                       2004      1.152          1.204              --
                                                       2003      1.082          1.152              --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.650          1.794              --
                                                       2005      1.476          1.650              --
                                                       2004      1.267          1.476              --
                                                       2003      1.031          1.267              --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.001          1.036              --
                                                       2006      0.990          1.001              --
                                                       2005      0.993          0.990              --
                                                       2004      0.983          0.993              --
                                                       2003      0.971          0.983              --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.990          1.109              --
                                                       2005      0.998          0.990              --
                                                       2004      0.970          0.998              --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.089          1.154              --
                                                       2005      1.071          1.089              --
                                                       2004      1.045          1.071              --
                                                       2003      1.006          1.045              --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091              --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.242          1.296              --
                                                       2006      1.082          1.242              --
                                                       2005      0.994          1.082              --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.863          3.998           7,264
                                                       2006      2.156          2.863           3,931
                                                       2005      1.598          2.156              --
                                                       2004      1.374          1.598              --
                                                       2003      1.158          1.374              --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.567          1.544              --
                                                       2006      1.309          1.567              --
                                                       2005      1.265          1.309              --
                                                       2004      1.112          1.265              --
                                                       2003      1.034          1.112              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.241          1.361              --
                                                       2006      1.061          1.241              --
                                                       2005      0.986          1.061              --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.462          1.850              --
                                                       2005      1.383          1.462              --
                                                       2004      1.194          1.383              --
                                                       2003      1.026          1.194              --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.458          1.497              --
                                                       2006      1.278          1.458              --
                                                       2005      1.231          1.278              --
                                                       2004      1.132          1.231              --
                                                       2003      1.004          1.132              --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.139          1.140           6,920
                                                       2006      1.037          1.139           2,448
                                                       2005      0.998          1.037              --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.209          1.251           2,194
                                                       2006      1.139          1.209           2,196
                                                       2005      1.143          1.139              --
                                                       2004      1.082          1.143              --
                                                       2003      0.993          1.082              --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.213          1.250              --
                                                       2006      1.081          1.213              --
                                                       2005      1.003          1.081              --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.172          1.215              --
                                                       2006      1.061          1.172              --
                                                       2005      0.995          1.061              --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176           2,484
                                                       2006      1.047          1.135           2,486
                                                       2005      0.992          1.047              --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.225          1.290           6,609
                                                       2006      1.146          1.225           2,426
                                                       2005      1.133          1.146              --
                                                       2004      1.087          1.133              --
                                                       2003      1.061          1.087              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.888          2.095              --
                                                       2006      1.571          1.888              --
                                                       2005      1.391          1.571              --
                                                       2004      1.199          1.391              --
                                                       2003      1.066          1.199              --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.665          1.719              --
                                                       2006      1.513          1.665              --
                                                       2005      1.434          1.513              --
                                                       2004      1.201          1.434              --
                                                       2003      1.080          1.201              --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.166          1.236              --
                                                       2006      1.157          1.166              --
                                                       2005      1.092          1.157              --
                                                       2004      1.020          1.092              --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.423          1.921              --
                                                       2006      1.811          2.423              --
                                                       2005      1.608          1.811              --
                                                       2004      1.212          1.608              --
                                                       2003      1.050          1.212              --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.159          1.366              --
                                                       2006      1.097          1.159              --
                                                       2005      1.070          1.097              --
                                                       2004      1.069          1.070              --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.731          1.575              --
                                                       2006      1.547          1.731              --
                                                       2005      1.420          1.547              --
                                                       2004      1.209          1.420              --
                                                       2003      1.119          1.209              --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.298          1.376              --
                                                       2005      1.303          1.298              --
                                                       2004      1.174          1.303              --
                                                       2003      1.049          1.174              --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.179          1.226              --
                                                       2006      1.132          1.179              --
                                                       2005      1.127          1.132              --
                                                       2004      1.045          1.127              --
                                                       2003      0.988          1.045              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.415          1.411              --
                                                       2006      1.255          1.415              --
                                                       2005      1.223          1.255              --
                                                       2004      1.120          1.223              --
                                                       2003      1.040          1.120              --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.168          1.243                --
                                                       2006      1.124          1.168           244,107
                                                       2005      1.056          1.124            70,616
                                                       2004      1.000          1.056             2,150

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.219          1.305           130,551
                                                       2006      1.121          1.219           105,521
                                                       2005      1.067          1.121            43,360
                                                       2004      1.000          1.067            11,497

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.249          1.191           979,148
                                                       2006      1.089          1.249           688,340
                                                       2005      1.074          1.089           259,202
                                                       2004      1.000          1.074             7,647

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.188          1.295           267,935
                                                       2006      1.116          1.188           234,337
                                                       2005      1.087          1.116           112,389
                                                       2004      1.000          1.087             4,567

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.487          1.682         1,387,974
                                                       2006      1.250          1.487         1,329,998
                                                       2005      1.158          1.250         1,042,837
                                                       2004      1.000          1.158            40,221

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.259          1.208           782,973

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.197          1.198            24,608

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.297          1.238           302,869

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.192          1.248                --
                                                       2006      1.032          1.192             9,924
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.171          1.202                --
                                                       2006      1.065          1.171            19,211
                                                       2005      1.055          1.065            10,207
                                                       2004      1.000          1.055                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.229          1.270                --
                                                       2006      1.133          1.229           516,349
                                                       2005      1.054          1.133           165,269
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.227          1.277           274,805

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.125           322,179
                                                       2006      0.994          1.005           231,645

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.061         1,820,261
                                                       2006      1.011          1.031           904,310

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.112          1.089            23,425

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.092           794,694
                                                       2006      0.996          1.049           702,433

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004           715,594
                                                       2004      1.000          0.996            57,824

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.077          1.124                --
                                                       2005      1.049          1.077            95,042
                                                       2004      1.000          1.049                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.309          1.422                --
                                                       2005      1.171          1.309           226,477
                                                       2004      1.000          1.171                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.042          1.077                --
                                                       2006      1.031          1.042           669,187
                                                       2005      1.034          1.031           277,092
                                                       2004      1.000          1.034             7,806

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.985          1.103                --
                                                       2005      0.994          0.985               612
                                                       2004      1.000          0.994                --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.044          1.106                --
                                                       2005      1.028          1.044            53,465
                                                       2004      1.000          1.028                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           792,157

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.241          1.294         1,407,777
                                                       2006      1.082          1.241           856,637
                                                       2005      0.994          1.082           173,713

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.322          3.241           643,446
                                                       2006      1.749          2.322           619,970
                                                       2005      1.297          1.749            85,908
                                                       2004      1.000          1.297               956

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.394          1.373           758,273
                                                       2006      1.165          1.394           598,875
                                                       2005      1.127          1.165           211,796
                                                       2004      1.000          1.127             6,284

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.240          1.359                --
                                                       2006      1.061          1.240            74,013
                                                       2005      0.986          1.061             1,262

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.246          1.576                --
                                                       2005      1.179          1.246            10,513
                                                       2004      1.000          1.179                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.292          1.327         1,124,176
                                                       2006      1.134          1.292           557,529
                                                       2005      1.092          1.134           151,245
                                                       2004      1.000          1.092             4,932

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.138          1.138           294,446
                                                       2006      1.037          1.138           139,392
                                                       2005      0.998          1.037            16,214

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.148          1.188           658,469
                                                       2006      1.083          1.148           650,823
                                                       2005      1.087          1.083           183,666
                                                       2004      1.000          1.087             8,025

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.212          1.249           677,357
                                                       2006      1.081          1.212           570,730
                                                       2005      1.003          1.081            74,434

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.171          1.213         4,364,352
                                                       2006      1.061          1.171         3,197,677
                                                       2005      0.995          1.061         1,733,229

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.134          1.174         5,176,755
                                                       2006      1.046          1.134         3,777,655
                                                       2005      0.992          1.046         1,918,895

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.170          1.231            33,483
                                                       2006      1.095          1.170            26,164
                                                       2005      1.083          1.095                --
                                                       2004      1.000          1.083                --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.589          1.763           452,007
                                                       2006      1.323          1.589           283,519
                                                       2005      1.172          1.323            24,850
                                                       2004      1.000          1.172                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.329          1.371           898,677
                                                       2006      1.208          1.329           739,125
                                                       2005      1.146          1.208           364,799
                                                       2004      1.000          1.146            13,629

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.144          1.212           311,700
                                                       2006      1.136          1.144           289,872
                                                       2005      1.072          1.136            99,129
                                                       2004      1.000          1.072             5,316

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.972          1.563           465,454
                                                       2006      1.475          1.972           411,308
                                                       2005      1.310          1.475           115,233
                                                       2004      1.000          1.310             7,106

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.096          1.290                --
                                                       2006      1.037          1.096           128,567
                                                       2005      1.012          1.037               599
                                                       2004      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.407          1.279           667,907
                                                       2006      1.258          1.407           507,955
                                                       2005      1.156          1.258            92,641
                                                       2004      1.000          1.156             8,047

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.105          1.171                --
                                                       2005      1.110          1.105                --
                                                       2004      1.000          1.110                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.150          1.196         1,148,258
                                                       2006      1.105          1.150           928,818
                                                       2005      1.100          1.105           340,801
                                                       2004      1.000          1.100            20,455

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.258          1.254                --
                                                       2006      1.116          1.258           485,063
                                                       2005      1.088          1.116           157,235
                                                       2004      1.000          1.088             3,900




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.404          1.494                --
                                                       2006      1.351          1.404           860,057
                                                       2005      1.271          1.351           920,961
                                                       2004      1.221          1.271           593,713
                                                       2003      1.000          1.221            25,355

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.574          1.684           377,516
                                                       2006      1.448          1.574           480,256
                                                       2005      1.379          1.448           486,321
                                                       2004      1.240          1.379           276,314
                                                       2003      1.000          1.240            73,780

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.530          1.457         1,710,242
                                                       2006      1.334          1.530         1,822,390
                                                       2005      1.317          1.334         1,990,005
                                                       2004      1.211          1.317         1,169,969
                                                       2003      1.000          1.211            21,619

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.586          1.727           633,126
                                                       2006      1.490          1.586           716,279
                                                       2005      1.452          1.490           707,766
                                                       2004      1.330          1.452           496,425
                                                       2003      1.000          1.330            17,078

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.985          2.244         1,704,252
                                                       2006      1.669          1.985         2,025,219
                                                       2005      1.547          1.669         1,910,898
                                                       2004      1.333          1.547           840,583
                                                       2003      1.000          1.333            14,359

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.590          1.526           645,288

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.337          1.337           388,445

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.694          1.617           442,906

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.191          1.246                --
                                                       2006      1.032          1.191             2,802
                                                       2005      0.976          1.032                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.308          1.343                --
                                                       2006      1.190          1.308           450,860
                                                       2005      1.180          1.190           409,534
                                                       2004      1.111          1.180           237,362
                                                       2003      1.000          1.111                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.553          1.604                --
                                                       2006      1.432          1.553           675,193
                                                       2005      1.334          1.432           657,743
                                                       2004      1.252          1.334           548,972
                                                       2003      1.000          1.252            33,415

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.475          1.534           817,998

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.005          1.124           753,359
                                                       2006      0.994          1.005           846,571

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.042         2,665,576
                                                       2006      0.994          1.013         2,018,834

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.111          1.088         1,677,807

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091         1,275,793
                                                       2006      0.996          1.048         1,423,825

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         1,995,363
                                                       2004      0.991          0.980         1,392,585
                                                       2003      1.000          0.991            72,439

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.317          1.374                --
                                                       2005      1.283          1.317           590,810
                                                       2004      1.229          1.283           335,647
                                                       2003      1.000          1.229            74,549

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.831          1.990                --
                                                       2005      1.639          1.831           743,422
                                                       2004      1.408          1.639           391,043
                                                       2003      1.000          1.408            20,711

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.007          1.041                --
                                                       2006      0.997          1.007           787,792
                                                       2005      1.001          0.997           745,883
                                                       2004      0.992          1.001           399,575
                                                       2003      1.000          0.992                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.988          1.106                --
                                                       2005      0.997          0.988           172,398
                                                       2004      0.969          0.997            44,401

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.151          1.218                --
                                                       2005      1.133          1.151         1,411,070
                                                       2004      1.106          1.133           867,663
                                                       2003      1.000          1.106            84,158

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           723,904

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.240          1.292           414,357
                                                       2006      1.081          1.240            87,597
                                                       2005      0.994          1.081            43,341

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.127          4.361           430,341
                                                       2006      2.356          3.127           458,915
                                                       2005      1.748          2.356           501,998
                                                       2004      1.505          1.748           362,843
                                                       2003      1.000          1.505             9,952

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.686          1.660           520,986
                                                       2006      1.410          1.686           509,087
                                                       2005      1.364          1.410           532,163
                                                       2004      1.201          1.364           363,631
                                                       2003      1.000          1.201            44,867

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.239          1.357                --
                                                       2006      1.061          1.239             6,837
                                                       2005      0.986          1.061                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.562          1.975                --
                                                       2005      1.480          1.562           173,476
                                                       2004      1.278          1.480            73,687
                                                       2003      1.000          1.278            15,488

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.551          1.591         1,901,934
                                                       2006      1.361          1.551         1,240,755
                                                       2005      1.312          1.361         1,296,951
                                                       2004      1.208          1.312           859,224
                                                       2003      1.000          1.208            27,860

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.137          1.137             9,217
                                                       2006      1.036          1.137            16,893
                                                       2005      0.998          1.036            14,256

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.279          1.322         1,164,411
                                                       2006      1.207          1.279         1,170,670
                                                       2005      1.212          1.207         1,295,974
                                                       2004      1.148          1.212         1,035,150
                                                       2003      1.000          1.148            81,714

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.211          1.247           316,468
                                                       2006      1.080          1.211           247,787
                                                       2005      1.003          1.080           243,178

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.170          1.211           557,071
                                                       2006      1.061          1.170            44,422
                                                       2005      0.995          1.061            43,333

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.133          1.172         2,353,599
                                                       2006      1.046          1.133         2,529,807
                                                       2005      0.992          1.046           138,995

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.292          1.359           298,209
                                                       2006      1.210          1.292           299,833
                                                       2005      1.197          1.210           303,952
                                                       2004      1.149          1.197           147,916
                                                       2003      1.000          1.149            15,157

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.018          2.237           329,393
                                                       2006      1.681          2.018           316,991
                                                       2005      1.490          1.681           140,545
                                                       2004      1.285          1.490            54,321
                                                       2003      1.000          1.285                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.822          1.880           454,257
                                                       2006      1.658          1.822           448,120
                                                       2005      1.572          1.658           511,179
                                                       2004      1.319          1.572           335,227
                                                       2003      1.000          1.319            70,089

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.163          1.231           986,338
                                                       2006      1.155          1.163           989,489
                                                       2005      1.091          1.155           777,689
                                                       2004      1.020          1.091           342,123

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.504          1.984           401,992
                                                       2006      1.874          2.504           457,598
                                                       2005      1.666          1.874           482,190
                                                       2004      1.256          1.666           229,417
                                                       2003      1.000          1.256               347

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.156          1.361                --
                                                       2006      1.095          1.156           211,409
                                                       2005      1.069          1.095           207,338
                                                       2004      1.069          1.069            97,313

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.927          1.751           456,144
                                                       2006      1.724          1.927           471,755
                                                       2005      1.585          1.724           278,337
                                                       2004      1.350          1.585           182,954
                                                       2003      1.000          1.350            78,883

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.413          1.498                --
                                                       2005      1.420          1.413           232,556
                                                       2004      1.281          1.420            60,591
                                                       2003      1.000          1.281               165

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.220          1.268         1,857,748
                                                       2006      1.173          1.220         1,824,711
                                                       2005      1.169          1.173         1,810,921
                                                       2004      1.085          1.169         1,077,272
                                                       2003      1.000          1.085           120,462

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.496          1.490                --
                                                       2006      1.327          1.496           861,680
                                                       2005      1.295          1.327           890,705
                                                       2004      1.187          1.295           647,886
                                                       2003      1.000          1.187            15,432




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401          118,277
                                                       2005      1.270          1.350           20,225
                                                       2004      1.220          1.270               --
                                                       2003      1.000          1.220               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.571          1.680           15,443
                                                       2006      1.446          1.571           20,486
                                                       2005      1.378          1.446           16,847
                                                       2004      1.239          1.378           12,234
                                                       2003      1.000          1.239               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.527          1.454           68,551
                                                       2006      1.332          1.527           54,026
                                                       2005      1.316          1.332           54,844
                                                       2004      1.211          1.316           24,237
                                                       2003      1.000          1.211               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.583          1.723           26,933
                                                       2006      1.488          1.583           29,070
                                                       2005      1.451          1.488           16,556
                                                       2004      1.330          1.451              817
                                                       2003      1.000          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.982          2.239           31,530
                                                       2006      1.667          1.982           89,676
                                                       2005      1.546          1.667           62,143
                                                       2004      1.333          1.546           58,808
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.522           71,922

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334           18,282

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614           24,237

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.190          1.245               --
                                                       2006      1.031          1.190           23,578
                                                       2005      0.976          1.031               --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           34,001
                                                       2005      1.179          1.188           19,216
                                                       2004      1.110          1.179               --
                                                       2003      1.000          1.110               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550           43,445
                                                       2005      1.333          1.430           38,080
                                                       2004      1.252          1.333           29,073
                                                       2003      1.000          1.252               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531          114,402

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.004          1.123          158,821
                                                       2006      0.994          1.004          180,045

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.011          1.040           26,866
                                                       2006      0.993          1.011           20,954

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.111          1.088           30,295

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.090           95,662
                                                       2006      0.996          1.048          105,414

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986           19,711
                                                       2004      0.990          0.979               --
                                                       2003      1.000          0.990               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.315          1.372               --
                                                       2005      1.281          1.315           50,163
                                                       2004      1.228          1.281           28,846
                                                       2003      1.000          1.228               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828           49,677
                                                       2004      1.407          1.638           25,245
                                                       2003      1.000          1.407               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006           45,378
                                                       2005      1.000          0.996           34,687
                                                       2004      0.991          1.000            3,517
                                                       2003      1.000          0.991               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987               --
                                                       2004      0.969          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.149          1.216               --
                                                       2005      1.132          1.149            2,967
                                                       2004      1.106          1.132               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           78,430

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.239          1.290           22,461
                                                       2006      1.081          1.239           14,723
                                                       2005      0.994          1.081               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.121          4.350            7,559
                                                       2006      2.353          3.121            6,330
                                                       2005      1.747          2.353            7,778
                                                       2004      1.504          1.747            7,982
                                                       2003      1.000          1.504               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.683          1.656           30,854
                                                       2006      1.408          1.683           17,420
                                                       2005      1.363          1.408           14,685
                                                       2004      1.200          1.363            2,634
                                                       2003      1.000          1.200               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      0.986          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.560          1.971               --
                                                       2005      1.478          1.560            3,235
                                                       2004      1.278          1.478               --
                                                       2003      1.000          1.278               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.548          1.588           76,044
                                                       2006      1.359          1.548           77,517
                                                       2005      1.311          1.359           76,900
                                                       2004      1.208          1.311           27,379
                                                       2003      1.000          1.208               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.136          1.135          118,473
                                                       2006      1.036          1.136          118,473
                                                       2005      0.998          1.036               --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.277          1.319           48,575
                                                       2006      1.205          1.277           56,001
                                                       2005      1.211          1.205          115,092
                                                       2004      1.148          1.211           31,242
                                                       2003      1.000          1.148               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.210          1.245          138,650
                                                       2006      1.080          1.210          138,679
                                                       2005      1.003          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.169          1.210          157,969
                                                       2006      1.060          1.169          109,555
                                                       2005      0.995          1.060           13,052

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171          243,019
                                                       2006      1.045          1.132          207,484
                                                       2005      0.992          1.045           36,244

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.289          1.355           80,665
                                                       2006      1.208          1.289           80,665
                                                       2005      1.196          1.208               --
                                                       2004      1.149          1.196               --
                                                       2003      1.000          1.149               --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.014          2.232           22,004
                                                       2006      1.679          2.014           19,218
                                                       2005      1.489          1.679           16,306
                                                       2004      1.284          1.489           14,869
                                                       2003      1.000          1.284               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.819          1.875           20,436
                                                       2006      1.655          1.819           20,607
                                                       2005      1.571          1.655           22,843
                                                       2004      1.318          1.571            7,542
                                                       2003      1.000          1.318               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.161          1.229            1,655
                                                       2006      1.154          1.161            1,691
                                                       2005      1.090          1.154            1,546
                                                       2004      1.020          1.090            1,092

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.500          1.979           27,926
                                                       2006      1.871          2.500           27,579
                                                       2005      1.664          1.871           23,490
                                                       2004      1.256          1.664               --
                                                       2003      1.000          1.256               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155            2,900
                                                       2005      1.069          1.094               --
                                                       2004      1.069          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.923          1.747           36,926
                                                       2006      1.722          1.923           33,446
                                                       2005      1.583          1.722            5,795
                                                       2004      1.349          1.583            5,915
                                                       2003      1.000          1.349               --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411               --
                                                       2004      1.280          1.418               --
                                                       2003      1.000          1.280               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.218          1.265           56,190
                                                       2006      1.171          1.218           58,305
                                                       2005      1.167          1.171           60,989
                                                       2004      1.085          1.167           15,302
                                                       2003      1.000          1.085               --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493           11,230
                                                       2005      1.294          1.326           11,133
                                                       2004      1.187          1.294               --
                                                       2003      1.000          1.187               --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.318          1.402                 --
                                                       2006      1.271          1.318            147,386
                                                       2005      1.196          1.271             92,797
                                                       2004      1.150          1.196                959
                                                       2003      1.091          1.150                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.424          1.522            175,914
                                                       2006      1.311          1.424            167,520
                                                       2005      1.250          1.311             94,232
                                                       2004      1.125          1.250                923
                                                       2003      1.017          1.125                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.447          1.377            715,310
                                                       2006      1.263          1.447            536,507
                                                       2005      1.248          1.263            267,730
                                                       2004      1.149          1.248              1,848
                                                       2003      1.019          1.149                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.452          1.580            196,453
                                                       2006      1.365          1.452            147,582
                                                       2005      1.332          1.365            108,781
                                                       2004      1.221          1.332                 --
                                                       2003      1.163          1.221                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.804          2.037            996,302
                                                       2006      1.518          1.804            954,043
                                                       2005      1.409          1.518            736,248
                                                       2004      1.215          1.409             35,367
                                                       2003      1.106          1.215                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.453          1.394            471,043

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.262          1.262            437,260

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.459            197,223

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.189          1.243                 --
                                                       2006      1.031          1.189             28,944
                                                       2005      0.976          1.031             21,725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.235          1.268                 --
                                                       2006      1.125          1.235            282,014
                                                       2005      1.117          1.125             93,889
                                                       2004      1.052          1.117              3,088
                                                       2003      0.972          1.052                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.420          1.467                 --
                                                       2006      1.311          1.420            577,001
                                                       2005      1.222          1.311            123,823
                                                       2004      1.148          1.222                 --
                                                       2003      1.090          1.148                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.385          1.440            221,548

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.004          1.122            518,433
                                                       2006      0.994          1.004            432,704

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.040          3,044,420
                                                       2006      0.993          1.012          2,393,357

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.110          1.087            425,274

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089            690,350
                                                       2006      0.996          1.047            588,131

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.987          0.993                 --
                                                       2005      0.980          0.987            814,713
                                                       2004      0.992          0.980                 --
                                                       2003      0.998          0.992                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.231          1.284                 --
                                                       2005      1.200          1.231            172,964
                                                       2004      1.151          1.200                955
                                                       2003      1.082          1.151                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.642          1.784                 --
                                                       2005      1.472          1.642            144,008
                                                       2004      1.265          1.472              1,564
                                                       2003      1.030          1.265                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.994          1.027                 --
                                                       2006      0.985          0.994            350,639
                                                       2005      0.990          0.985             86,199
                                                       2004      0.982          0.990              2,326
                                                       2003      0.971          0.982                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.986          1.103                 --
                                                       2005      0.996          0.986             42,144
                                                       2004      0.969          0.996              1,156

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.084          1.146                 --
                                                       2005      1.068          1.084              9,898
                                                       2004      1.044          1.068                 --
                                                       2003      1.005          1.044                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            662,704

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.238          1.289            354,115
                                                       2006      1.080          1.238            283,912
                                                       2005      0.994          1.080            199,201

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.843          3.962            260,907
                                                       2006      2.145          2.843            202,590
                                                       2005      1.593          2.145             64,307
                                                       2004      1.372          1.593                 --
                                                       2003      1.157          1.372                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.556          1.530            545,531
                                                       2006      1.302          1.556            284,559
                                                       2005      1.261          1.302            124,969
                                                       2004      1.111          1.261                 --
                                                       2003      1.034          1.111                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.236          1.354                 --
                                                       2006      1.060          1.236              1,020
                                                       2005      0.986          1.060                 --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.454          1.837                 --
                                                       2005      1.379          1.454             15,279
                                                       2004      1.193          1.379                 --
                                                       2003      1.025          1.193                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.448          1.484            836,818
                                                       2006      1.272          1.448            437,230
                                                       2005      1.227          1.272            372,237
                                                       2004      1.131          1.227                 --
                                                       2003      1.004          1.131                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.135          1.133          1,562,390
                                                       2006      1.035          1.135          1,033,491
                                                       2005      0.998          1.035            114,430

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.200          1.239          1,166,167
                                                       2006      1.133          1.200            709,918
                                                       2005      1.139          1.133            145,622
                                                       2004      1.081          1.139                 --
                                                       2003      0.993          1.081                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.208          1.243            675,699
                                                       2006      1.079          1.208            605,393
                                                       2005      1.003          1.079            446,663

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.168          1.208         35,409,693
                                                       2006      1.060          1.168         20,215,628
                                                       2005      0.995          1.060            676,093

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169         12,169,426
                                                       2006      1.045          1.131          7,096,279
                                                       2005      0.992          1.045            454,791

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.216          1.278             28,847
                                                       2006      1.140          1.216             21,202
                                                       2005      1.129          1.140             10,683
                                                       2004      1.086          1.129                 --
                                                       2003      1.060          1.086                 --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.875          2.077            123,831
                                                       2006      1.563          1.875             76,847
                                                       2005      1.387          1.563             25,336
                                                       2004      1.197          1.387                 --
                                                       2003      1.066          1.197                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.653          1.704            590,563
                                                       2006      1.505          1.653            396,916
                                                       2005      1.430          1.505            184,070
                                                       2004      1.200          1.430              1,619
                                                       2003      1.080          1.200                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.160          1.227            317,037
                                                       2006      1.153          1.160            266,127
                                                       2005      1.090          1.153            145,525
                                                       2004      1.020          1.090              2,106

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.406          1.904            261,629
                                                       2006      1.802          2.406            189,342
                                                       2005      1.603          1.802             80,335
                                                       2004      1.211          1.603                 --
                                                       2003      1.050          1.211                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.153          1.356                 --
                                                       2006      1.093          1.153             62,124
                                                       2005      1.068          1.093             36,466
                                                       2004      1.069          1.068                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.719          1.560            262,119
                                                       2006      1.539          1.719            202,602
                                                       2005      1.416          1.539             69,673
                                                       2004      1.207          1.416                 --
                                                       2003      1.118          1.207                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.291          1.368                 --
                                                       2005      1.299          1.291              1,437
                                                       2004      1.173          1.299                 --
                                                       2003      1.049          1.173                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.170          1.215          2,046,843
                                                       2006      1.126          1.170          1,309,007
                                                       2005      1.123          1.126            486,154
                                                       2004      1.044          1.123              3,074
                                                       2003      0.987          1.044                 --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.405          1.399                 --
                                                       2006      1.248          1.405            171,803
                                                       2005      1.219          1.248            125,743
                                                       2004      1.119          1.219                 --
                                                       2003      1.039          1.119                 --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.169          1.243               --
                                                       2006      1.127          1.169          100,852
                                                       2005      1.062          1.127          102,564
                                                       2004      1.000          1.062               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.253          1.339           35,391
                                                       2006      1.155          1.253           20,570
                                                       2005      1.101          1.155               --
                                                       2004      1.000          1.101               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.260          1.199           12,747
                                                       2006      1.101          1.260           13,050
                                                       2005      1.088          1.101           13,864
                                                       2004      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.206          1.311           34,940
                                                       2006      1.134          1.206           20,128
                                                       2005      1.107          1.134               --
                                                       2004      1.000          1.107               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.232          1.181               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.179          1.178           39,991

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.224               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      0.976          1.030               --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.154          1.184               --
                                                       2006      1.052          1.154           22,928
                                                       2005      1.044          1.052               --
                                                       2004      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.204          1.243               --
                                                       2006      1.112          1.204               --
                                                       2005      1.037          1.112               --
                                                       2004      1.000          1.037               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.228          1.276           94,385

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.121           43,316
                                                       2006      0.994          1.003           26,545

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.049           21,363
                                                       2006      1.003          1.022           16,140

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.109          1.086           88,465

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088          143,004
                                                       2006      0.996          1.047          161,389

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.092          1.138               --
                                                       2005      1.065          1.092               --
                                                       2004      1.000          1.065               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.299          1.411               --
                                                       2005      1.165          1.299          123,786
                                                       2004      1.000          1.165               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.996          1.028               --
                                                       2006      0.987          0.996           40,869
                                                       2005      0.992          0.987           39,202
                                                       2004      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.986          1.102               --
                                                       2005      0.996          0.986               --
                                                       2004      0.969          0.996               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.035          1.094               --
                                                       2005      1.020          1.035            3,976
                                                       2004      1.000          1.020               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           35,992

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.237          1.287               --
                                                       2006      1.080          1.237               --
                                                       2005      0.994          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.037          2.837               --
                                                       2006      1.537          2.037               --
                                                       2005      1.142          1.537               --
                                                       2004      1.000          1.142               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.395          1.371               --
                                                       2006      1.168          1.395               --
                                                       2005      1.132          1.168               --
                                                       2004      1.000          1.132               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235            3,927
                                                       2005      0.986          1.059            3,937

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.257          1.586               --
                                                       2005      1.192          1.257               --
                                                       2004      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.300          1.332          135,240
                                                       2006      1.143          1.300          141,624
                                                       2005      1.103          1.143          140,572
                                                       2004      1.000          1.103               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.134          1.132            1,969
                                                       2006      1.035          1.134            1,902
                                                       2005      0.998          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.085          1.120          238,858
                                                       2006      1.025          1.085          359,442
                                                       2005      1.031          1.025               --
                                                       2004      1.000          1.031               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      1.003          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.167          1.206               --
                                                       2006      1.059          1.167               --
                                                       2005      0.995          1.059               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167           45,883
                                                       2006      1.045          1.130           45,924
                                                       2005      0.992          1.045           40,276

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.140          1.197               --
                                                       2006      1.069          1.140               --
                                                       2005      1.060          1.069               --
                                                       2004      1.000          1.060               --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.593          1.763               --
                                                       2006      1.329          1.593               --
                                                       2005      1.180          1.329               --
                                                       2004      1.000          1.180               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.351          1.392               --
                                                       2006      1.231          1.351               --
                                                       2005      1.170          1.231               --
                                                       2004      1.000          1.170               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.158          1.224           77,665
                                                       2006      1.152          1.158           82,911
                                                       2005      1.089          1.152           81,915
                                                       2004      1.020          1.089               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.859          1.470           30,256
                                                       2006      1.393          1.859           16,529
                                                       2005      1.240          1.393               --
                                                       2004      1.000          1.240               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.151          1.353               --
                                                       2006      1.092          1.151            1,379
                                                       2005      1.068          1.092               --
                                                       2004      1.069          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.378          1.251               --
                                                       2006      1.235          1.378               --
                                                       2005      1.137          1.235               --
                                                       2004      1.000          1.137               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.082          1.146               --
                                                       2005      1.089          1.082               --
                                                       2004      1.000          1.089               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.101          1.143          150,401
                                                       2006      1.060          1.101          165,687
                                                       2005      1.058          1.060          152,594
                                                       2004      1.000          1.058               --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.253          1.247               --
                                                       2006      1.113          1.253           13,181
                                                       2005      1.088          1.113           13,647
                                                       2004      1.000          1.088               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.393          1.482                --
                                                       2006      1.344          1.393           211,554
                                                       2005      1.267          1.344           239,433
                                                       2004      1.219          1.267           231,839
                                                       2003      1.000          1.219                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.563          1.669            96,626
                                                       2006      1.441          1.563            86,065
                                                       2005      1.374          1.441            88,109
                                                       2004      1.238          1.374            61,198
                                                       2003      1.000          1.238                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.518          1.444           362,872
                                                       2006      1.327          1.518           444,629
                                                       2005      1.312          1.327           513,300
                                                       2004      1.210          1.312           412,137
                                                       2003      1.000          1.210                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.574          1.711           169,999
                                                       2006      1.482          1.574           172,757
                                                       2005      1.447          1.482           183,010
                                                       2004      1.328          1.447           159,032
                                                       2003      1.000          1.328                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.971          2.224           410,358
                                                       2006      1.661          1.971           356,103
                                                       2005      1.542          1.661           747,851
                                                       2004      1.331          1.542           259,760
                                                       2003      1.000          1.331                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.577          1.512           173,843

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.326          1.325           105,858

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.681          1.602            61,259

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.187          1.241                --
                                                       2006      1.030          1.187                --
                                                       2005      0.976          1.030                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.298          1.332                --
                                                       2006      1.183          1.298           111,012
                                                       2005      1.176          1.183           105,608
                                                       2004      1.109          1.176            39,985
                                                       2003      1.000          1.109                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.542          1.592                --
                                                       2006      1.424          1.542           202,829
                                                       2005      1.329          1.424           219,097
                                                       2004      1.250          1.329           193,584
                                                       2003      1.000          1.250                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.463          1.520           202,435

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.120           173,401
                                                       2006      0.994          1.003           167,163

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.033         1,455,566
                                                       2006      0.988          1.006         2,500,334

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.109          1.085           200,243

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.087           435,734
                                                       2006      0.996          1.047           452,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         1,775,830
                                                       2004      0.989          0.977         1,517,985
                                                       2003      1.000          0.989           212,768

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.310          1.366                --
                                                       2005      1.278          1.310           200,351
                                                       2004      1.227          1.278           143,986
                                                       2003      1.000          1.227                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.821          1.978                --
                                                       2005      1.634          1.821           285,314
                                                       2004      1.406          1.634           257,164
                                                       2003      1.000          1.406                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.000          1.032                --
                                                       2006      0.992          1.000           392,003
                                                       2005      0.997          0.992           394,964
                                                       2004      0.991          0.997           378,667
                                                       2003      1.000          0.991                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.985          1.100                --
                                                       2005      0.996          0.985           155,349
                                                       2004      0.969          0.996           151,439

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.144          1.209                --
                                                       2005      1.129          1.144           113,260
                                                       2004      1.105          1.129            56,396
                                                       2003      1.000          1.105                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           399,710

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.236          1.285           146,823
                                                       2006      1.080          1.236           115,738
                                                       2005      0.994          1.080           120,069

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.104          4.320           130,402
                                                       2006      2.344          3.104           186,862
                                                       2005      1.743          2.344           238,202
                                                       2004      1.503          1.743           221,462
                                                       2003      1.000          1.503                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.674          1.644           184,163
                                                       2006      1.402          1.674           212,530
                                                       2005      1.360          1.402           242,595
                                                       2004      1.199          1.360           206,715
                                                       2003      1.000          1.199                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.234          1.350                --
                                                       2006      1.059          1.234             5,287
                                                       2005      0.986          1.059                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.554          1.961                --
                                                       2005      1.475          1.554            60,287
                                                       2004      1.277          1.475            57,687
                                                       2003      1.000          1.277                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.540          1.577           711,038
                                                       2006      1.354          1.540           419,865
                                                       2005      1.308          1.354           486,353
                                                       2004      1.207          1.308           447,061
                                                       2003      1.000          1.207                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.133          1.130            41,915
                                                       2006      1.035          1.133            21,947
                                                       2005      0.998          1.035            17,916

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.270          1.310           245,196
                                                       2006      1.200          1.270           417,018
                                                       2005      1.208          1.200           439,689
                                                       2004      1.147          1.208           391,936
                                                       2003      1.000          1.147                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.206          1.240            16,896
                                                       2006      1.079          1.206            16,710
                                                       2005      1.003          1.079            16,060

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.166          1.205           151,423
                                                       2006      1.059          1.166            34,408
                                                       2005      0.995          1.059            34,416

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.129          1.166           510,583
                                                       2006      1.044          1.129           205,691
                                                       2005      0.992          1.044            87,625

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.282          1.346            50,334
                                                       2006      1.203          1.282            46,326
                                                       2005      1.193          1.203            47,528
                                                       2004      1.148          1.193            28,890
                                                       2003      1.000          1.148                --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      2.003          2.217           210,750
                                                       2006      1.672          2.003           177,208
                                                       2005      1.485          1.672           140,050
                                                       2004      1.283          1.485           154,680
                                                       2003      1.000          1.283                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.809          1.862           108,117
                                                       2006      1.649          1.809           141,261
                                                       2005      1.567          1.649           155,327
                                                       2004      1.317          1.567           104,871
                                                       2003      1.000          1.317             2,410

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.157          1.222           324,591
                                                       2006      1.151          1.157           427,698
                                                       2005      1.089          1.151           418,063
                                                       2004      1.020          1.089           226,868

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.486          1.965            96,858
                                                       2006      1.864          2.486           132,448
                                                       2005      1.660          1.864           143,443
                                                       2004      1.255          1.660           118,824
                                                       2003      1.000          1.255                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.150          1.351                --
                                                       2006      1.091          1.150           108,257
                                                       2005      1.067          1.091           117,618
                                                       2004      1.069          1.067           103,436

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.913          1.735           133,292
                                                       2006      1.715          1.913           139,178
                                                       2005      1.579          1.715           108,633
                                                       2004      1.348          1.579            67,040
                                                       2003      1.000          1.348             2,360

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.406          1.488                --
                                                       2005      1.415          1.406            39,375
                                                       2004      1.279          1.415            27,370
                                                       2003      1.000          1.279                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.211          1.256           801,633
                                                       2006      1.166          1.211           909,729
                                                       2005      1.165          1.166           990,538
                                                       2004      1.084          1.165           890,221
                                                       2003      1.000          1.084                --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.485          1.477                --
                                                       2006      1.320          1.485           367,910
                                                       2005      1.291          1.320           412,353
                                                       2004      1.186          1.291           440,802
                                                       2003      1.000          1.186                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.166          1.239                 --
                                                       2006      1.125          1.166                 --
                                                       2005      1.061          1.125                 --
                                                       2004      1.000          1.061                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.250          1.334                 --
                                                       2006      1.153          1.250                 --
                                                       2005      1.100          1.153                 --
                                                       2004      1.000          1.100                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.257          1.195                 --
                                                       2006      1.099          1.257                 --
                                                       2005      1.087          1.099                 --
                                                       2004      1.000          1.087                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.202          1.306                 --
                                                       2006      1.132          1.202                 --
                                                       2005      1.106          1.132                 --
                                                       2004      1.000          1.106                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.471          1.659                 --
                                                       2006      1.240          1.471                 --
                                                       2005      1.152          1.240                 --
                                                       2004      1.000          1.152                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.228          1.177                 --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.176          1.174            216,913

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.280          1.220                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.185          1.239                 --
                                                       2006      1.030          1.185                 --
                                                       2005      0.976          1.030                 --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.151          1.181                 --
                                                       2006      1.050          1.151            121,906
                                                       2005      1.044          1.050                 --
                                                       2004      1.000          1.044                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.201          1.239                 --
                                                       2006      1.110          1.201                 --
                                                       2005      1.036          1.110                 --
                                                       2004      1.000          1.036                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.224          1.271                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.003          1.119                 --
                                                       2006      0.994          1.003                 --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.045          3,579,297
                                                       2006      1.001          1.019          2,079,223

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.108          1.084            291,235

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087                 --
                                                       2006      0.996          1.046                 --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.995          1.001                 --
                                                       2005      0.990          0.995                 --
                                                       2004      1.000          0.990                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.090          1.136                 --
                                                       2005      1.064          1.090                 --
                                                       2004      1.000          1.064                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.296          1.408                 --
                                                       2005      1.164          1.296                 --
                                                       2004      1.000          1.164                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.993          1.024                 --
                                                       2006      0.986          0.993             80,942
                                                       2005      0.991          0.986                 --
                                                       2004      1.000          0.991                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.984          1.099                 --
                                                       2005      0.995          0.984                 --
                                                       2004      0.969          0.995                 --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.033          1.091                 --
                                                       2005      1.019          1.033                 --
                                                       2004      1.000          1.019                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            242,831

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.235          1.283                 --
                                                       2006      1.079          1.235                 --
                                                       2005      0.994          1.079                 --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.031          2.826                 --
                                                       2006      1.534          2.031                 --
                                                       2005      1.142          1.534                 --
                                                       2004      1.000          1.142                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.391          1.366                 --
                                                       2006      1.166          1.391                 --
                                                       2005      1.131          1.166                 --
                                                       2004      1.000          1.131                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.233          1.348                 --
                                                       2006      1.058          1.233                 --
                                                       2005      0.986          1.058                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.254          1.582                 --
                                                       2005      1.191          1.254                 --
                                                       2004      1.000          1.191                 --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.297          1.327                 --
                                                       2006      1.141          1.297                 --
                                                       2005      1.102          1.141                 --
                                                       2004      1.000          1.102                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.132          1.129            767,557
                                                       2006      1.034          1.132            586,722
                                                       2005      0.998          1.034                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.082          1.116            219,610
                                                       2006      1.023          1.082            310,741
                                                       2005      1.030          1.023                 --
                                                       2004      1.000          1.030                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.205          1.238                 --
                                                       2006      1.078          1.205                 --
                                                       2005      1.003          1.078                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.165          1.203         28,680,536
                                                       2006      1.058          1.165         15,695,917
                                                       2005      0.995          1.058                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164         12,810,506
                                                       2006      1.044          1.128          7,858,842
                                                       2005      0.992          1.044                 --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.137          1.193                 --
                                                       2006      1.067          1.137                 --
                                                       2005      1.059          1.067                 --
                                                       2004      1.000          1.059                 --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.588          1.757                 --
                                                       2006      1.326          1.588                 --
                                                       2005      1.179          1.326                 --
                                                       2004      1.000          1.179                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.348          1.387                 --
                                                       2006      1.229          1.348                 --
                                                       2005      1.169          1.229                 --
                                                       2004      1.000          1.169                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.155          1.220                 --
                                                       2006      1.150          1.155                 --
                                                       2005      1.088          1.150                 --
                                                       2004      1.020          1.088                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.854          1.465                 --
                                                       2006      1.391          1.854                 --
                                                       2005      1.239          1.391                 --
                                                       2004      1.000          1.239                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.148          1.348                 --
                                                       2006      1.090          1.148                 --
                                                       2005      1.067          1.090                 --
                                                       2004      1.069          1.067                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.374          1.246                 --
                                                       2006      1.233          1.374                 --
                                                       2005      1.136          1.233                 --
                                                       2004      1.000          1.136                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.081          1.144                 --
                                                       2005      1.088          1.081                 --
                                                       2004      1.000          1.088                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.098          1.139          1,191,153
                                                       2006      1.058          1.098            382,135
                                                       2005      1.057          1.058                 --
                                                       2004      1.000          1.057                 --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.249          1.242                 --
                                                       2006      1.111          1.249                 --
                                                       2005      1.087          1.111                 --
                                                       2004      1.000          1.087                 --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.158          1.231                --
                                                       2006      1.118          1.158            44,643
                                                       2005      1.054          1.118            23,388
                                                       2004      1.000          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.209          1.289           101,502
                                                       2006      1.115          1.209            95,898
                                                       2005      1.065          1.115            39,201
                                                       2004      1.000          1.065                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.238          1.176           154,507
                                                       2006      1.083          1.238           136,698
                                                       2005      1.072          1.083            94,472
                                                       2004      1.000          1.072                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.178          1.279           133,080
                                                       2006      1.110          1.178           137,359
                                                       2005      1.085          1.110            76,638
                                                       2004      1.000          1.085                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.474          1.661           262,435
                                                       2006      1.243          1.474           267,223
                                                       2005      1.156          1.243           187,867
                                                       2004      1.000          1.156                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.246          1.194            82,157

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.185          1.183           209,198

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.223             9,157

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.184          1.238                --
                                                       2006      1.029          1.184                --
                                                       2005      0.976          1.029                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.161          1.190                --
                                                       2006      1.059          1.161           198,392
                                                       2005      1.053          1.059            34,644
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.218          1.257                --
                                                       2006      1.127          1.218            65,272
                                                       2005      1.052          1.127            40,456
                                                       2004      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.215          1.262            56,853

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.002          1.118           105,414
                                                       2006      0.994          1.002            86,767

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.048           510,963
                                                       2006      1.005          1.022           482,527

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.108          1.083            19,627

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086           157,700
                                                       2006      0.996          1.046           153,480

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.005                --
                                                       2005      0.994          0.998           458,511
                                                       2004      1.000          0.994           122,820

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.071          1.117                --
                                                       2005      1.047          1.071            46,625
                                                       2004      1.000          1.047                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.301          1.413                --
                                                       2005      1.169          1.301            55,138
                                                       2004      1.000          1.169             2,321

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.033          1.065                --
                                                       2006      1.026          1.033            63,531
                                                       2005      1.032          1.026            78,599
                                                       2004      1.000          1.032                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.980          1.094                --
                                                       2005      0.992          0.980            15,212
                                                       2004      1.000          0.992                --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.039          1.097                --
                                                       2005      1.026          1.039            22,643
                                                       2004      1.000          1.026                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            77,517

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.234          1.281           137,977
                                                       2006      1.079          1.234           125,902
                                                       2005      0.994          1.079            59,343

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.302          3.201           177,351
                                                       2006      1.740          2.302           149,075
                                                       2005      1.295          1.740            47,247
                                                       2004      1.000          1.295                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.382          1.356            69,104
                                                       2006      1.159          1.382            59,784
                                                       2005      1.125          1.159            15,320
                                                       2004      1.000          1.125                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.232          1.347                --
                                                       2006      1.058          1.232            22,468
                                                       2005      0.986          1.058             6,416

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.239          1.562                --
                                                       2005      1.177          1.239             3,465
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.281          1.310           143,629
                                                       2006      1.128          1.281            70,914
                                                       2005      1.090          1.128            58,049
                                                       2004      1.000          1.090                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.131          1.127           160,359
                                                       2006      1.034          1.131           109,911
                                                       2005      0.998          1.034            52,770

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.138          1.173            84,970
                                                       2006      1.077          1.138           335,452
                                                       2005      1.085          1.077            57,814
                                                       2004      1.000          1.085                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.204          1.236             6,528
                                                       2006      1.078          1.204             6,528
                                                       2005      1.003          1.078             6,528

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.164          1.201         2,415,634
                                                       2006      1.058          1.164         1,553,230
                                                       2005      0.995          1.058           479,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.127          1.163         1,736,330
                                                       2006      1.043          1.127         1,224,229
                                                       2005      0.992          1.043           117,343

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.159          1.216           115,117
                                                       2006      1.089          1.159            74,435
                                                       2005      1.081          1.089            32,329
                                                       2004      1.000          1.081                --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.575          1.741           104,984
                                                       2006      1.316          1.575            76,268
                                                       2005      1.170          1.316            11,665
                                                       2004      1.000          1.170                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.317          1.354           114,895
                                                       2006      1.202          1.317           101,983
                                                       2005      1.143          1.202            75,530
                                                       2004      1.000          1.143             5,968

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.134          1.197           198,036
                                                       2006      1.130          1.134           188,054
                                                       2005      1.070          1.130            87,350
                                                       2004      1.000          1.070             6,264

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.954          1.543           135,815
                                                       2006      1.467          1.954           102,400
                                                       2005      1.308          1.467            22,459
                                                       2004      1.000          1.308                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.086          1.275                --
                                                       2006      1.032          1.086            53,038
                                                       2005      1.010          1.032            20,729
                                                       2004      1.000          1.010             5,339

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.395          1.264            69,863
                                                       2006      1.251          1.395            57,149
                                                       2005      1.154          1.251            17,922
                                                       2004      1.000          1.154                --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.099          1.164                --
                                                       2005      1.108          1.099             8,302
                                                       2004      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.140          1.181           118,535
                                                       2006      1.099          1.140           123,457
                                                       2005      1.098          1.099           101,278
                                                       2004      1.000          1.098             3,638

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.247          1.239                --
                                                       2006      1.110          1.247            73,279
                                                       2005      1.086          1.110            70,137
                                                       2004      1.000          1.086                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.383          1.470                --
                                                       2006      1.337          1.383            21,724
                                                       2005      1.263          1.337            19,215
                                                       2004      1.217          1.263            16,168
                                                       2003      1.000          1.217                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.551          1.653             6,005
                                                       2006      1.433          1.551             5,688
                                                       2005      1.370          1.433             4,619
                                                       2004      1.237          1.370             3,183
                                                       2003      1.000          1.237                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.507          1.430            14,770
                                                       2006      1.319          1.507            14,448
                                                       2005      1.308          1.319            15,015
                                                       2004      1.208          1.308            14,695
                                                       2003      1.000          1.208                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.563          1.695            15,434
                                                       2006      1.474          1.563            13,914
                                                       2005      1.442          1.474            12,606
                                                       2004      1.326          1.442            10,525
                                                       2003      1.000          1.326                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.957          2.203            26,560
                                                       2006      1.652          1.957            26,014
                                                       2005      1.537          1.652            24,110
                                                       2004      1.330          1.537            19,494
                                                       2003      1.000          1.330                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.565          1.498            16,071

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.316          1.312            14,794

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.587            57,054

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.182          1.235                --
                                                       2006      1.028          1.182                --
                                                       2005      0.975          1.028                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.289          1.321                --
                                                       2006      1.177          1.289            14,627
                                                       2005      1.172          1.177            12,393
                                                       2004      1.108          1.172             8,916
                                                       2003      1.000          1.108                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.530          1.579                --
                                                       2006      1.417          1.530            16,420
                                                       2005      1.325          1.417            15,191
                                                       2004      1.249          1.325            18,591
                                                       2003      1.000          1.249                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.452          1.506            20,618

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.002          1.117            11,346
                                                       2006      0.994          1.002            11,343

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.999          1.023           168,363
                                                       2006      0.982          0.999            95,714

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.107          1.081            23,067

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084            37,760
                                                       2006      0.996          1.045            31,104

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.977          0.982                --
                                                       2005      0.973          0.977           252,478
                                                       2004      0.988          0.973           275,155
                                                       2003      1.000          0.988                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.303          1.358                --
                                                       2005      1.274          1.303             7,447
                                                       2004      1.225          1.274             8,271
                                                       2003      1.000          1.225                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.811          1.966                --
                                                       2005      1.628          1.811            16,318
                                                       2004      1.404          1.628            16,442
                                                       2003      1.000          1.404                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.993          1.022                --
                                                       2006      0.987          0.993            19,714
                                                       2005      0.994          0.987            19,355
                                                       2004      0.989          0.994            19,893
                                                       2003      1.000          0.989                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.981          1.094                --
                                                       2005      0.994          0.981                --
                                                       2004      0.969          0.994             4,896

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.138          1.201                --
                                                       2005      1.125          1.138             3,764
                                                       2004      1.103          1.125             3,766
                                                       2003      1.000          1.103                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            19,082

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.232          1.278             8,366
                                                       2006      1.078          1.232                --
                                                       2005      0.994          1.078                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      3.081          4.280            12,487
                                                       2006      2.331          3.081            14,184
                                                       2005      1.737          2.331            13,163
                                                       2004      1.501          1.737            15,206
                                                       2003      1.000          1.501                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.661          1.629             1,966
                                                       2006      1.395          1.661             1,913
                                                       2005      1.355          1.395             2,073
                                                       2004      1.197          1.355             9,677
                                                       2003      1.000          1.197                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.230          1.343                --
                                                       2006      1.057          1.230                --
                                                       2005      0.986          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.546          1.947                --
                                                       2005      1.470          1.546                --
                                                       2004      1.275          1.470             5,245
                                                       2003      1.000          1.275                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.529          1.562            61,800
                                                       2006      1.347          1.529            43,501
                                                       2005      1.304          1.347            40,763
                                                       2004      1.205          1.304            36,417
                                                       2003      1.000          1.205                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.129          1.124            30,524
                                                       2006      1.033          1.129            27,587
                                                       2005      0.998          1.033                --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.260          1.298            49,079
                                                       2006      1.194          1.260            47,787
                                                       2005      1.204          1.194            34,918
                                                       2004      1.145          1.204            33,179
                                                       2003      1.000          1.145                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.202          1.233                --
                                                       2006      1.077          1.202                --
                                                       2005      1.003          1.077                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.162          1.198         4,598,440
                                                       2006      1.057          1.162         3,667,588
                                                       2005      0.995          1.057                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.125          1.159           437,511
                                                       2006      1.043          1.125           480,637
                                                       2005      0.992          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.273          1.333            13,996
                                                       2006      1.197          1.273            13,187
                                                       2005      1.189          1.197            10,629
                                                       2004      1.146          1.189             7,375
                                                       2003      1.000          1.146                --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.989          2.196             4,006
                                                       2006      1.663          1.989             3,896
                                                       2005      1.480          1.663             4,250
                                                       2004      1.282          1.480             4,585
                                                       2003      1.000          1.282                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.796          1.845            22,195
                                                       2006      1.640          1.796            21,987
                                                       2005      1.562          1.640            20,232
                                                       2004      1.315          1.562            19,694
                                                       2003      1.000          1.315                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.150          1.213            26,258
                                                       2006      1.147          1.150            17,512
                                                       2005      1.087          1.147            16,261
                                                       2004      1.020          1.087            24,687

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.468          1.947             1,679
                                                       2006      1.854          2.468                --
                                                       2005      1.655          1.854                --
                                                       2004      1.253          1.655                --
                                                       2003      1.000          1.253                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.143          1.341                --
                                                       2006      1.087          1.143                --
                                                       2005      1.066          1.087                --
                                                       2004      1.069          1.066                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.899          1.719             9,855
                                                       2006      1.706          1.899             5,509
                                                       2005      1.574          1.706             3,735
                                                       2004      1.346          1.574             2,473
                                                       2003      1.000          1.346                --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.398          1.479                --
                                                       2005      1.410          1.398             1,425
                                                       2004      1.277          1.410                --
                                                       2003      1.000          1.277                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.202          1.245            48,163
                                                       2006      1.160          1.202            27,133
                                                       2005      1.161          1.160            22,403
                                                       2004      1.082          1.161            45,232
                                                       2003      1.000          1.082                --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.474          1.464                --
                                                       2006      1.313          1.474            23,826
                                                       2005      1.287          1.313            21,722
                                                       2004      1.184          1.287            20,017
                                                       2003      1.000          1.184                --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.111          1.180                --
                                                       2006      1.074          1.111                --
                                                       2005      1.000          1.074                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.132          1.206                --
                                                       2006      1.047          1.132                --
                                                       2005      1.000          1.047                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.155          1.095                --
                                                       2006      1.011          1.155                --
                                                       2005      1.000          1.011                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.111          1.205                --
                                                       2006      1.049          1.111                --
                                                       2005      1.000          1.049                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.265          1.424                --
                                                       2006      1.068          1.265                --
                                                       2005      1.000          1.068                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.197          1.145                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.129          1.125            10,913

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.230          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.181          1.234                --
                                                       2006      1.028          1.181                --
                                                       2005      0.975          1.028                --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.106          1.134                --
                                                       2006      1.010          1.106                --
                                                       2005      1.000          1.010                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.170          1.207                --
                                                       2006      1.084          1.170                --
                                                       2005      1.000          1.084                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.165          1.209                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.001          1.116                --
                                                       2006      0.994          1.001                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.050           601,104
                                                       2006      1.009          1.026           671,697

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.106          1.080                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083                --
                                                       2006      0.996          1.045                --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.004          1.009                --
                                                       2005      1.000          1.004                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.037          1.080                --
                                                       2005      1.000          1.037                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.140          1.237                --
                                                       2005      1.000          1.140                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.993          1.023                --
                                                       2006      0.988          0.993                --
                                                       2005      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.987          1.100                --
                                                       2005      1.000          0.987                --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.009          1.064                --
                                                       2005      1.000          1.009                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            23,733

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.230          1.276                --
                                                       2006      1.077          1.230                --
                                                       2005      0.994          1.077                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      1.702          2.364                --
                                                       2006      1.289          1.702                --
                                                       2005      1.000          1.289                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.219          1.195                --
                                                       2006      1.024          1.219                --
                                                       2005      1.000          1.024                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.229          1.341                --
                                                       2006      1.057          1.229                --
                                                       2005      0.986          1.057                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.035          1.302                --
                                                       2005      1.000          1.035                --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.182          1.207                --
                                                       2006      1.042          1.182                --
                                                       2005      1.000          1.042                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.128          1.122            54,479
                                                       2006      1.033          1.128            19,795
                                                       2005      0.998          1.033                --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.044          1.074            42,968
                                                       2006      0.989          1.044            21,239
                                                       2005      1.000          0.989                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.201          1.231                --
                                                       2006      1.076          1.201                --
                                                       2005      1.003          1.076                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.161          1.196         3,614,478
                                                       2006      1.057          1.161         2,149,088
                                                       2005      0.995          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.124          1.158         1,832,922
                                                       2006      1.042          1.124         1,231,498
                                                       2005      0.992          1.042                --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.080          1.131                --
                                                       2006      1.016          1.080                --
                                                       2005      1.000          1.016                --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.340          1.479                --
                                                       2006      1.121          1.340                --
                                                       2005      1.000          1.121                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.154          1.185                --
                                                       2006      1.054          1.154                --
                                                       2005      1.000          1.054                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.093          1.152                --
                                                       2006      1.090          1.093                --
                                                       2005      1.000          1.090                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.560          1.230                --
                                                       2006      1.173          1.560                --
                                                       2005      1.000          1.173                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.064          1.247                --
                                                       2006      1.012          1.064                --
                                                       2005      1.000          1.012                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.225          1.108                --
                                                       2006      1.101          1.225                --
                                                       2005      1.000          1.101                --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.024          1.084                --
                                                       2005      1.000          1.024                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.030          1.066            20,214
                                                       2006      0.995          1.030            21,241
                                                       2005      1.000          0.995                --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.144          1.135                --
                                                       2006      1.020          1.144                --
                                                       2005      1.000          1.020                --

            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.152          1.223               --
                                                       2006      1.114          1.152           10,810
                                                       2005      1.053          1.114            9,741
                                                       2004      1.000          1.053            4,791

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.203          1.280            2,902
                                                       2006      1.112          1.203            3,004
                                                       2005      1.064          1.112            2,451
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.232          1.168           18,654
                                                       2006      1.079          1.232           18,008
                                                       2005      1.071          1.079            6,434
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.172          1.270            6,361
                                                       2006      1.106          1.172            5,890
                                                       2005      1.083          1.106            4,777
                                                       2004      1.000          1.083            4,717

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.467          1.650          112,977
                                                       2006      1.239          1.467          114,538
                                                       2005      1.154          1.239          104,324
                                                       2004      1.000          1.154            4,481

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.239          1.185           23,874

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.178          1.175            3,473

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215              749

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.180          1.233               --
                                                       2006      1.027          1.180              784
                                                       2005      0.975          1.027              786

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.155          1.183               --
                                                       2006      1.056          1.155           13,180
                                                       2005      1.052          1.056            2,987
                                                       2004      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.212          1.250               --
                                                       2006      1.123          1.212           23,009
                                                       2005      1.051          1.123           22,912
                                                       2004      1.000          1.051            4,861

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.208          1.253           10,896

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.001          1.115          118,238
                                                       2006      0.994          1.001          118,245

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.040          160,314
                                                       2006      1.001          1.016           18,076

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.106          1.079               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.082          154,695
                                                       2006      0.996          1.045          154,708

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.995          1.001               --
                                                       2005      0.993          0.995           83,882
                                                       2004      1.000          0.993            2,496

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.068          1.113               --
                                                       2005      1.045          1.068          105,674
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.297          1.408               --
                                                       2005      1.167          1.297          109,344
                                                       2004      1.000          1.167               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.028          1.057               --
                                                       2006      1.023          1.028           12,117
                                                       2005      1.031          1.023           10,977
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.977          1.088               --
                                                       2005      0.991          0.977            2,400
                                                       2004      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.035          1.091               --
                                                       2005      1.025          1.035               --
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           11,696

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.229          1.274           36,805
                                                       2006      1.077          1.229           37,456
                                                       2005      0.994          1.077           25,273

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      2.290          3.178          131,325
                                                       2006      1.734          2.290          132,746
                                                       2005      1.294          1.734           78,600
                                                       2004      1.000          1.294            4,136

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.375          1.347           12,348
                                                       2006      1.155          1.375           12,608
                                                       2005      1.124          1.155            1,859
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.228          1.339               --
                                                       2006      1.056          1.228              480
                                                       2005      0.986          1.056               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.235          1.554               --
                                                       2005      1.176          1.235               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.274          1.301           29,920
                                                       2006      1.124          1.274           16,484
                                                       2005      1.089          1.124           16,935
                                                       2004      1.000          1.089            6,968

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.127          1.121           19,412
                                                       2006      1.032          1.127           19,416
                                                       2005      0.998          1.032           18,915

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.132          1.165            3,318
                                                       2006      1.074          1.132           13,431
                                                       2005      1.084          1.074            2,754
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.200          1.230               --
                                                       2006      1.076          1.200               --
                                                       2005      1.003          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.160          1.195           28,892
                                                       2006      1.056          1.160            9,704
                                                       2005      0.995          1.056               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.123          1.156           30,136
                                                       2006      1.042          1.123           30,068
                                                       2005      0.992          1.042               --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.153          1.207          102,311
                                                       2006      1.086          1.153          102,320
                                                       2005      1.080          1.086          101,352
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.567          1.729            9,082
                                                       2006      1.312          1.567            9,727
                                                       2005      1.169          1.312            4,720
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.310          1.345          103,776
                                                       2006      1.198          1.310          103,787
                                                       2005      1.142          1.198           90,922
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.128          1.189          117,043
                                                       2006      1.127          1.128          117,048
                                                       2005      1.069          1.127          114,298
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.945          1.533           86,271
                                                       2006      1.462          1.945           85,572
                                                       2005      1.306          1.462           77,752
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.081          1.266               --
                                                       2006      1.029          1.081          115,572
                                                       2005      1.009          1.029          105,396
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.388          1.255          107,019
                                                       2006      1.248          1.388          106,913
                                                       2005      1.152          1.248           56,448
                                                       2004      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.096          1.159               --
                                                       2005      1.106          1.096           49,716
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.134          1.173           27,311
                                                       2006      1.095          1.134           26,499
                                                       2005      1.097          1.095           25,896
                                                       2004      1.000          1.097            6,826

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.240          1.231               --
                                                       2006      1.106          1.240           12,208
                                                       2005      1.085          1.106           12,260
                                                       2004      1.000          1.085            7,012




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.987          1.048               --
                                                       2006      1.000          0.987               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.038          1.103               --
                                                       2006      1.000          1.038               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.109          1.050               --
                                                       2006      1.000          1.109               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      0.995          1.078               --
                                                       2006      1.000          0.995               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.135          1.276               --
                                                       2006      1.000          1.135               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.048          1.002               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.091          1.086           23,688

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.146          1.089               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.104          1.153               --
                                                       2006      1.000          1.104               --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.069          1.096               --
                                                       2006      1.000          1.069           23,415

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.026          1.058               --
                                                       2006      1.000          1.026               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.035          1.073               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.000          1.113               --
                                                       2006      0.994          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.042            4,888
                                                       2006      1.004          1.019            5,080

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.104          1.078               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.080               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.034               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.007          1.035               --
                                                       2006      1.000          1.007           24,759

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      1.000          1.086               --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.000          1.032               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           24,307

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.102          1.141               --
                                                       2006      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      1.182          1.639               --
                                                       2006      1.000          1.182               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.152          1.127               --
                                                       2006      1.000          1.152               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.108          1.208               --
                                                       2006      1.000          1.108               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.192               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.101          1.123               --
                                                       2006      1.000          1.101               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.075          1.069           37,076
                                                       2006      1.000          1.075           35,373

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.045          1.074           17,138
                                                       2006      1.000          1.045           17,093

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.072          1.097               --
                                                       2006      1.000          1.072               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.062          1.093          501,968
                                                       2006      1.000          1.062          195,983

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.051          1.081          596,887
                                                       2006      1.000          1.051          318,536

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.056          1.104               --
                                                       2006      1.000          1.056               --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.124          1.238               --
                                                       2006      1.000          1.124               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.066          1.093               --
                                                       2006      1.000          1.066               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.984          1.035               --
                                                       2006      1.000          0.984               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.247          0.982               --
                                                       2006      1.000          1.247               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.005          1.177               --
                                                       2006      1.000          1.005               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.037          0.937               --
                                                       2006      1.000          1.037               --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.030          1.064            4,964
                                                       2006      1.000          1.030            5,158

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.082          1.073               --
                                                       2006      1.000          1.082               --




            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.107          1.175               --
                                                       2006      1.072          1.107               --
                                                       2005      1.000          1.072               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (8/03).............................................  2007      1.128          1.199               --
                                                       2006      1.045          1.128               --
                                                       2005      1.000          1.045               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (7/03)........................  2007      1.151          1.089               --
                                                       2006      1.010          1.151               --
                                                       2005      1.000          1.010               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (9/03)........................  2007      1.107          1.198               --
                                                       2006      1.047          1.107               --
                                                       2005      1.000          1.047               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.260          1.415               --
                                                       2006      1.067          1.260               --
                                                       2005      1.000          1.067               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.191          1.138               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.124          1.119               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.225          1.164               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.177          1.229               --
                                                       2006      1.026          1.177               --
                                                       2005      0.975          1.026               --

  LMPVPI Total Return Subaccount (Class II) (8/03)...  2007      1.102          1.129               --
                                                       2006      1.009          1.102               --
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.166          1.202               --
                                                       2006      1.082          1.166               --
                                                       2005      1.000          1.082               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.160          1.202               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.000          1.112               --
                                                       2006      0.994          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.044               --
                                                       2006      1.007          1.022               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      1.104          1.077          110,592

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.007               --
                                                       2005      1.000          1.002               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (9/03)............................  2006      1.035          1.078               --
                                                       2005      1.000          1.035               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.138          1.234               --
                                                       2005      1.000          1.138               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.990          1.017               --
                                                       2006      0.986          0.990               --
                                                       2005      1.000          0.986               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (5/04).............................................  2006      0.985          1.096               --
                                                       2005      1.000          0.985               --

  Pioneer Balanced VCT Subaccount (Class II)
  (10/03)............................................  2006      1.008          1.060               --
                                                       2005      1.000          1.008               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.226          1.269               --
                                                       2006      1.076          1.226               --
                                                       2005      0.994          1.076               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (9/03).............................................  2007      1.696          2.350               --
                                                       2006      1.286          1.696               --
                                                       2005      1.000          1.286               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.215          1.188               --
                                                       2006      1.022          1.215               --
                                                       2005      1.000          1.022               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (5/05).........................................  2007      1.224          1.334               --
                                                       2006      1.055          1.224               --
                                                       2005      0.985          1.055               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.033          1.298               --
                                                       2005      1.000          1.033               --

  Pioneer Fund VCT Subaccount (Class II) (8/03)......  2007      1.177          1.200               --
                                                       2006      1.040          1.177               --
                                                       2005      1.000          1.040               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2007      1.124          1.116            9,589
                                                       2006      1.031          1.124           19,249
                                                       2005      0.998          1.031               --

  Pioneer High Yield VCT Subaccount (Class II)
  (8/03).............................................  2007      1.040          1.068          101,442
                                                       2006      0.987          1.040               --
                                                       2005      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (4/05).......................  2007      1.197          1.225               --
                                                       2006      1.075          1.197               --
                                                       2005      1.003          1.075               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.157          1.190          566,343
                                                       2006      1.055          1.157          342,892
                                                       2005      0.995          1.055               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.120          1.151               --
                                                       2006      1.041          1.120               --
                                                       2005      0.992          1.041               --

  Pioneer Independence VCT Subaccount (Class II)
  (9/03).............................................  2007      1.076          1.125               --
                                                       2006      1.015          1.076               --
                                                       2005      1.000          1.015               --

  Pioneer International Value VCT Subaccount (Class
  II) (9/03).........................................  2007      1.335          1.470               --
                                                       2006      1.119          1.335               --
                                                       2005      1.000          1.119               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.000          1.053               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.089          1.145               --
                                                       2006      1.088          1.089               --
                                                       2005      1.000          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.554          1.223               --
                                                       2006      1.171          1.554               --
                                                       2005      1.000          1.171               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.060          1.240               --
                                                       2006      1.010          1.060               --
                                                       2005      1.000          1.010               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.220          1.102               --
                                                       2006      1.099          1.220               --
                                                       2005      1.000          1.099               --

  Pioneer Small Company VCT Subaccount (Class II)
  (8/03).............................................  2006      1.023          1.081               --
                                                       2005      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.026          1.060               --
                                                       2006      0.993          1.026               --
                                                       2005      1.000          0.993               --

  Pioneer Value VCT Subaccount (Class II) (9/03).....  2007      1.140          1.129               --
                                                       2006      1.018          1.140               --
                                                       2005      1.000          1.018               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT PLUS

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.378          1.346                --
                                                       2005      1.220          1.378           214,023
                                                       2004      1.145          1.220           126,144
                                                       2003      1.000          1.145                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.954          2.206           718,583
                                                       2006      1.650          1.954           705,387
                                                       2005      1.471          1.650           634,164
                                                       2004      1.319          1.471           189,860
                                                       2003      1.000          1.319            11,044

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.722          1.902         1,625,331
                                                       2006      1.589          1.722         1,773,855
                                                       2005      1.391          1.589         1,677,478
                                                       2004      1.258          1.391           731,466
                                                       2003      1.000          1.258            38,751

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.606          1.658         1,143,431
                                                       2006      1.418          1.606         1,153,381
                                                       2005      1.362          1.418         1,169,363
                                                       2004      1.256          1.362           496,368
                                                       2003      1.000          1.256            46,149

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.660          1.642                --
                                                       2005      1.428          1.660           363,973
                                                       2004      1.215          1.428            38,929
                                                       2003      1.000          1.215                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.719          2.242                --
                                                       2005      1.631          1.719           693,308
                                                       2004      1.263          1.631           267,441
                                                       2003      1.000          1.263            21,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.420          1.496           152,554
                                                       2006      1.240          1.420           158,956
                                                       2005      1.209          1.240           153,955
                                                       2004      1.170          1.209            38,401
                                                       2003      1.000          1.170             1,473

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.491          1.304           173,086
                                                       2006      1.461          1.491           180,064
                                                       2005      1.405          1.461           189,226
                                                       2004      1.283          1.405           109,246
                                                       2003      1.000          1.283             5,436

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.312          1.426                --
                                                       2005      1.211          1.312           227,946
                                                       2004      1.079          1.211            46,933
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.309          1.459                --
                                                       2005      1.209          1.309            95,072
                                                       2004      1.072          1.209            30,049
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.762          2.032           734,682
                                                       2006      1.608          1.762           786,671
                                                       2005      1.402          1.608           631,500
                                                       2004      1.239          1.402           233,917
                                                       2003      1.000          1.239             5,670

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.566          1.643           217,483
                                                       2006      1.399          1.566           213,747
                                                       2005      1.179          1.399           227,980
                                                       2004      1.184          1.179             5,379
                                                       2003      1.000          1.184                --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.215          2.512         1,000,474
                                                       2006      2.005          2.215         1,038,220
                                                       2005      1.728          2.005           893,822
                                                       2004      1.410          1.728           315,931
                                                       2003      1.000          1.410             2,732

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.452          1.690                --
                                                       2005      1.336          1.452           199,169
                                                       2004      1.206          1.336            89,029
                                                       2003      1.000          1.206                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.859          3.619           279,384
                                                       2006      2.270          2.859           276,544
                                                       2005      1.812          2.270           234,712
                                                       2004      1.478          1.812            69,128
                                                       2003      1.000          1.478             1,493

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.015          2.287           980,441
                                                       2006      1.687          2.015           947,561
                                                       2005      1.558          1.687           891,775
                                                       2004      1.337          1.558           493,997
                                                       2003      1.215          1.337            66,608

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.619          1.939                --
                                                       2005      1.513          1.619           749,480
                                                       2004      1.326          1.513           300,326
                                                       2003      1.000          1.326                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.062          1.058           452,130
                                                       2004      0.990          1.062           180,567

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.272                --
                                                       2005      1.164          1.232             5,411
                                                       2004      1.093          1.164             5,393
                                                       2003      1.000          1.093                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.544          1.847                --
                                                       2006      1.477          1.544                --
                                                       2005      1.337          1.477                --
                                                       2004      1.191          1.337                --
                                                       2003      1.000          1.191                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.592          1.905            24,006
                                                       2006      1.502          1.592             7,145
                                                       2005      1.369          1.502             2,806
                                                       2004      1.385          1.369                --
                                                       2003      1.000          1.385                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.549          1.666                --
                                                       2006      1.336          1.549                --
                                                       2005      1.287          1.336                --
                                                       2004      1.253          1.287                --
                                                       2003      1.000          1.253                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.540          1.726                --
                                                       2005      1.506          1.540           178,994
                                                       2004      1.333          1.506            53,737
                                                       2003      1.000          1.333             6,277

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.651          1.591           123,684

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.528          1.580           121,715

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.522          1.570           476,866
                                                       2006      1.345          1.522           484,820
                                                       2005      1.312          1.345           482,698
                                                       2004      1.211          1.312           308,427
                                                       2003      1.000          1.211             4,842

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.722          1.648           130,491

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.682          1.718            56,893
                                                       2006      1.447          1.682            64,562
                                                       2005      1.381          1.447            78,738
                                                       2004      1.273          1.381            33,775
                                                       2003      1.000          1.273             3,304

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.416          1.417           102,222

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.849          1.999           173,877
                                                       2006      1.667          1.849           185,150
                                                       2005      1.617          1.667           180,859
                                                       2004      1.429          1.617           111,799
                                                       2003      1.000          1.429             1,516

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.136          1.238            10,899
                                                       2006      1.073          1.136            10,911
                                                       2005      1.045          1.073            10,923
                                                       2004      0.945          1.045             9,310

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.023          1.019            44,249
                                                       2006      0.999          1.023            61,397
                                                       2005      0.993          0.999            73,814
                                                       2004      0.998          0.993            73,090
                                                       2003      1.000          0.998            13,349

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.656          1.737                --
                                                       2006      1.426          1.656           113,563
                                                       2005      1.394          1.426           117,707
                                                       2004      1.309          1.394            97,867
                                                       2003      1.000          1.309             5,709

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.369          1.426                --
                                                       2006      1.336          1.369            80,235
                                                       2005      1.291          1.336           101,328
                                                       2004      1.307          1.291            66,252
                                                       2003      1.000          1.307             1,666

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.610          1.666                --
                                                       2006      1.474          1.610           131,203
                                                       2005      1.365          1.474           127,679
                                                       2004      1.272          1.365            61,992
                                                       2003      1.000          1.272                --

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.473          1.538                --
                                                       2006      1.333          1.473           130,031
                                                       2005      1.308          1.333            90,609
                                                       2004      1.227          1.308            89,747
                                                       2003      1.000          1.227            19,180

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.610          1.672                --
                                                       2006      1.396          1.610           272,660
                                                       2005      1.375          1.396           298,571
                                                       2004      1.242          1.375            74,664
                                                       2003      1.000          1.242             2,811

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.800          1.983                --
                                                       2006      1.631          1.800           395,502
                                                       2005      1.533          1.631           540,762
                                                       2004      1.257          1.533           150,240
                                                       2003      1.000          1.257             7,069

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116                --
                                                       2005      1.060          1.082           397,407
                                                       2004      0.981          1.060           160,497

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.707          1.780           201,884
                                                       2006      1.794          1.707           207,516

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.309          1.322           595,350
                                                       2006      1.242          1.309           181,670

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.636          1.715                --
                                                       2006      1.546          1.636           106,616

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.701          1.712           109,814

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.353          1.317            58,224
                                                       2006      1.270          1.353            53,423

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.960          1.910           318,536
                                                       2006      1.780          1.960           289,209

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.682          2.157           369,347
                                                       2006      1.642          1.682           328,835

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.268          1.122            84,804

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.179          1.233           393,730
                                                       2006      1.116          1.179           440,587

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.311          1.377           318,409
                                                       2006      1.252          1.311           267,444

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.101           754,718
                                                       2006      1.001          1.077           484,980

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.059           637,799
                                                       2006      0.964          1.071             5,784

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.441          1.585            93,171
                                                       2006      1.459          1.441            98,262

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.382            23,460
                                                       2006      1.273          1.262            17,062

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.201          2.310             8,187

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.467           313,037
                                                       2006      1.256          1.387           368,197

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.021           946,720
                                                       2006      1.003          1.219         1,200,521

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.139          1.206           557,848

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.545          1.595            39,414
                                                       2006      1.438          1.545            37,058

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.282                --
                                                       2006      1.104          1.162            83,381

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.211           852,476
                                                       2006      1.116          1.155           640,917

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.980         1,661,364
                                                       2006      1.003          1.028           489,567

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.502          1.778           138,916
                                                       2006      1.540          1.502           136,084

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.058          1.106           508,254
                                                       2006      1.019          1.058           484,574

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.062         1,803,966
                                                       2006      1.006          1.028         1,510,099

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.387          1.417           157,288
                                                       2006      1.369          1.387           179,896

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.474          1.508           594,616
                                                       2006      1.438          1.474           639,238

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.076            66,505
                                                       2006      1.002          1.060            74,154

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.081           167,259
                                                       2006      1.001          1.042            52,003

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.080           156,473
                                                       2006      1.002          1.049            78,615

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.081           801,525
                                                       2006      1.002          1.054           666,168

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.081           261,215
                                                       2006      1.002          1.059           130,492

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.409         1,363,397
                                                       2006      1.288          1.376         1,529,308

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.097         1,411,983
                                                       2006      0.996          1.050         1,508,517

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.146           291,418
                                                       2006      0.998          1.068           282,080

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.148          1.191                --
                                                       2006      1.081          1.148           490,044

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.069          1.098           174,880
                                                       2006      1.034          1.069           176,068

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.006                --
                                                       2005      0.987          0.998         2,194,977
                                                       2004      0.993          0.987         1,116,721
                                                       2003      1.000          0.993            35,690

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155                --
                                                       2005      1.052          1.094           196,836
                                                       2004      0.992          1.052            70,419

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.113          1.135                --
                                                       2006      1.124          1.113           608,512
                                                       2005      1.120          1.124           837,255
                                                       2004      1.046          1.120            79,443
                                                       2003      1.000          1.046             9,049

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.073          1.147         1,828,533
                                                       2006      1.051          1.073         1,911,854
                                                       2005      1.044          1.051         1,849,165
                                                       2004      1.012          1.044           560,048
                                                       2003      1.000          1.012            75,253

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.045          2.213                --
                                                       2006      1.629          2.045             4,299
                                                       2005      1.476          1.629             4,302
                                                       2004      1.292          1.476                --
                                                       2003      1.000          1.292             3,031

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.151          2.296                --
                                                       2006      1.865          2.151           592,217
                                                       2005      1.773          1.865           609,535
                                                       2004      1.428          1.773           249,678
                                                       2003      1.000          1.428                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.371          1.459                --
                                                       2005      1.282          1.371           101,910
                                                       2004      1.225          1.282            66,201
                                                       2003      1.000          1.225             2,770

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.175          1.252                --
                                                       2005      1.191          1.175           249,553
                                                       2004      1.140          1.191           108,887
                                                       2003      1.000          1.140             6,407

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.643          1.794                --
                                                       2005      1.487          1.643           209,344
                                                       2004      1.298          1.487            84,403
                                                       2003      1.000          1.298                --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.369          1.438                --
                                                       2005      1.333          1.369           629,572
                                                       2004      1.234          1.333           313,026
                                                       2003      1.000          1.234                --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.212          1.242                --
                                                       2005      1.202          1.212           139,494
                                                       2004      1.108          1.202            66,227
                                                       2003      1.000          1.108             3,324

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (10/03).......  2006      1.407          1.456                --
                                                       2005      1.359          1.407                --
                                                       2004      1.250          1.359                --
                                                       2003      1.000          1.250                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.329          1.369                --
                                                       2005      1.244          1.329           126,375
                                                       2004      1.188          1.244            61,414
                                                       2003      1.000          1.188                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.100          1.169                --
                                                       2005      1.019          1.100                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.030          1.033                --
                                                       2005      1.017          1.030            50,090

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.067          1.104                --
                                                       2005      1.000          1.067           409,657

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.123                --
                                                       2005      1.000          1.077            62,238

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066                --
                                                       2005      1.000          1.046            25,746

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.456          1.546                --
                                                       2005      1.322          1.456           102,997
                                                       2004      1.160          1.322            28,878
                                                       2003      1.000          1.160                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.456          1.540                --
                                                       2005      1.437          1.456           128,456
                                                       2004      1.281          1.437            50,878
                                                       2003      1.000          1.281             1,686

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.248          1.288                --
                                                       2005      1.233          1.248         1,561,943
                                                       2004      1.125          1.233           520,821
                                                       2003      1.000          1.125             9,177

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.256                --
                                                       2005      1.111          1.162           352,813
                                                       2004      0.961          1.111            64,801

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.550          1.780                --
                                                       2005      1.439          1.550           200,295
                                                       2004      1.265          1.439           125,088
                                                       2003      1.000          1.265                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.355          1.438                --
                                                       2005      1.301          1.355            35,262
                                                       2004      1.190          1.301             1,573
                                                       2003      1.000          1.190                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.050          1.104                --
                                                       2005      1.000          1.050            81,867

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.116                --
                                                       2005      1.085          1.106           672,644
                                                       2004      0.971          1.085           132,431

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.029          1.019                --
                                                       2005      1.030          1.029           443,383
                                                       2004      1.014          1.030           182,690
                                                       2003      1.000          1.014            22,690

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.335          1.392                --
                                                       2005      1.330          1.335            55,357
                                                       2004      1.228          1.330            39,400
                                                       2003      1.000          1.228                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.273                --
                                                       2005      1.000          1.106            14,618

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270                --
                                                       2005      1.000          1.108            50,508

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.073          1.034                --
                                                       2005      1.046          1.073           187,213
                                                       2004      1.003          1.046            47,201

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.699          1.631           423,596
                                                       2006      1.489          1.699           446,034
                                                       2005      1.454          1.489           442,808
                                                       2004      1.260          1.454           136,047
                                                       2003      1.000          1.260                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.348          1.490                --
                                                       2006      1.284          1.348                --
                                                       2005      1.211          1.284                --
                                                       2004      1.187          1.211                --
                                                       2003      1.000          1.187                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.950          2.201               --
                                                       2006      1.648          1.950               --
                                                       2005      1.470          1.648               --
                                                       2004      1.318          1.470               --
                                                       2003      1.000          1.318               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.719          1.898               --
                                                       2006      1.587          1.719               --
                                                       2005      1.390          1.587               --
                                                       2004      1.257          1.390               --
                                                       2003      1.000          1.257               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.603          1.654               --
                                                       2006      1.416          1.603               --
                                                       2005      1.361          1.416               --
                                                       2004      1.255          1.361               --
                                                       2003      1.000          1.255               --

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.657          1.639               --
                                                       2005      1.427          1.657               --
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717            1,701
                                                       2004      1.263          1.630            2,254
                                                       2003      1.000          1.263               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.418          1.492               --
                                                       2006      1.239          1.418               --
                                                       2005      1.208          1.239               --
                                                       2004      1.170          1.208               --
                                                       2003      1.000          1.170               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.488          1.300               --
                                                       2006      1.459          1.488               --
                                                       2005      1.404          1.459               --
                                                       2004      1.283          1.404               --
                                                       2003      1.000          1.283               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.759          2.027               --
                                                       2006      1.606          1.759               --
                                                       2005      1.401          1.606               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.211          2.506            1,502
                                                       2006      2.002          2.211            1,559
                                                       2005      1.726          2.002            1,549
                                                       2004      1.409          1.726            2,121
                                                       2003      1.000          1.409               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.450          1.686               --
                                                       2005      1.334          1.450               --
                                                       2004      1.206          1.334               --
                                                       2003      1.000          1.206               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.853          3.611               --
                                                       2006      2.267          2.853               --
                                                       2005      1.810          2.267               --
                                                       2004      1.477          1.810               --
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.011          2.281           11,212
                                                       2006      1.685          2.011           21,182
                                                       2005      1.556          1.685           32,159
                                                       2004      1.336          1.556           36,194
                                                       2003      1.215          1.336               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617            2,281
                                                       2004      1.326          1.512               --
                                                       2003      1.000          1.326               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.990          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.231          1.270               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163               --
                                                       2003      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500               --
                                                       2004      1.384          1.368               --
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.537          1.723               --
                                                       2005      1.504          1.537               --
                                                       2004      1.333          1.504               --
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.648          1.587               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.524          1.576               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.519          1.566               --
                                                       2006      1.343          1.519               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311               --
                                                       2003      1.000          1.210               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644               --

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.679          1.714               --
                                                       2006      1.445          1.679               --
                                                       2005      1.380          1.445               --
                                                       2004      1.272          1.380               --
                                                       2003      1.000          1.272               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.413          1.413               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.945          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653               --
                                                       2005      1.393          1.424               --
                                                       2004      1.309          1.393               --
                                                       2003      1.000          1.309               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.366          1.423               --
                                                       2006      1.334          1.366               --
                                                       2005      1.290          1.334               --
                                                       2004      1.306          1.290               --
                                                       2003      1.000          1.306               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.363          1.472               --
                                                       2004      1.272          1.363               --
                                                       2003      1.000          1.272               --

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331               --
                                                       2004      1.227          1.307               --
                                                       2003      1.000          1.227               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607               --
                                                       2005      1.374          1.394               --
                                                       2004      1.241          1.374               --
                                                       2003      1.000          1.241               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.796          1.979               --
                                                       2006      1.629          1.796            6,379
                                                       2005      1.532          1.629            4,441
                                                       2004      1.257          1.532            5,008
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081            2,761
                                                       2004      0.981          1.060            3,195

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.704          1.776               --
                                                       2006      1.791          1.704               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.306          1.319               --
                                                       2006      1.240          1.306               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.633          1.711               --
                                                       2006      1.543          1.633               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.697          1.708               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.352          1.315               --
                                                       2006      1.269          1.352               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.956          1.906               --
                                                       2006      1.777          1.956               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.679          2.152               --
                                                       2006      1.639          1.679               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.266          1.121               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.178          1.231            3,042
                                                       2006      1.115          1.178            2,971

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.309          1.374               --
                                                       2006      1.250          1.309               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.100               --
                                                       2006      1.001          1.077               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058           10,103
                                                       2006      0.964          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.438          1.581               --
                                                       2006      1.457          1.438               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.381               --
                                                       2006      1.272          1.261               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.197          2.305               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.465               --
                                                       2006      1.254          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.020            3,392
                                                       2006      1.003          1.219            3,023

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.137          1.203               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.542          1.591               --
                                                       2006      1.435          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.281               --
                                                       2006      1.104          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.209               --
                                                       2006      1.115          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.028          0.979            3,598
                                                       2006      1.003          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.499          1.774               --
                                                       2006      1.538          1.499               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.056          1.103               --
                                                       2006      1.018          1.056               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059              807
                                                       2006      1.005          1.026               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.384          1.414            7,160
                                                       2006      1.367          1.384            7,588

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.505               --
                                                       2006      1.436          1.471               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.075               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.080               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.080               --
                                                       2006      1.002          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.080               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.373          1.406            7,201
                                                       2006      1.286          1.373            7,634

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.096            4,263
                                                       2006      0.996          1.050            4,150

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.145               --
                                                       2006      0.998          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.146          1.189               --
                                                       2006      1.080          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.068          1.096               --
                                                       2006      1.033          1.068               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.996          1.005               --
                                                       2005      0.986          0.996               --
                                                       2004      0.993          0.986               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.992          1.052               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.110          1.132               --
                                                       2006      1.122          1.110               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.071          1.145            8,288
                                                       2006      1.050          1.071            8,785
                                                       2005      1.043          1.050            5,793
                                                       2004      1.012          1.043            6,530
                                                       2003      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147            1,700
                                                       2005      1.771          1.863            1,577
                                                       2004      1.428          1.771            2,066
                                                       2003      1.000          1.428               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.173          1.250               --
                                                       2005      1.190          1.173               --
                                                       2004      1.139          1.190               --
                                                       2003      1.000          1.139               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641               --
                                                       2004      1.298          1.485               --
                                                       2003      1.000          1.298               --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367               --
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.210          1.240               --
                                                       2005      1.201          1.210               --
                                                       2004      1.107          1.201               --
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (11/03).............  2006      1.327          1.367               --
                                                       2005      1.243          1.327            5,162
                                                       2004      1.187          1.243            5,822
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.019          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.029          1.033               --
                                                       2005      1.017          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.104               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.077          1.122               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.066               --
                                                       2005      1.000          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.543               --
                                                       2005      1.321          1.454               --
                                                       2004      1.160          1.321               --
                                                       2003      1.000          1.160               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246            5,156
                                                       2004      1.125          1.232            5,812
                                                       2003      1.000          1.125               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.264          1.438               --
                                                       2003      1.000          1.264               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.353          1.435               --
                                                       2005      1.299          1.353               --
                                                       2004      1.190          1.299               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.104               --
                                                       2005      1.000          1.049               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028               --
                                                       2004      1.014          1.029               --
                                                       2003      1.000          1.014               --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.106          1.272               --
                                                       2005      1.000          1.106               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      1.003          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.627               --
                                                       2006      1.487          1.695               --
                                                       2005      1.453          1.487               --
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.326          1.294               --
                                                       2005      1.175          1.326               --
                                                       2004      1.105          1.175               --
                                                       2003      1.000          1.105               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.785          2.014           66,672
                                                       2006      1.509          1.785           53,424
                                                       2005      1.347          1.509            9,469
                                                       2004      1.209          1.347               --
                                                       2003      1.000          1.209               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.576          1.739          197,827
                                                       2006      1.456          1.576          188,931
                                                       2005      1.276          1.456          166,326
                                                       2004      1.155          1.276               --
                                                       2003      1.000          1.155               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.469          1.515           94,062
                                                       2006      1.298          1.469           96,647
                                                       2005      1.249          1.298           46,586
                                                       2004      1.152          1.249               --
                                                       2003      1.000          1.152               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.549          1.532               --
                                                       2005      1.334          1.549            3,606
                                                       2004      1.137          1.334               --
                                                       2003      1.039          1.137               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.651          2.151               --
                                                       2005      1.568          1.651           45,531
                                                       2004      1.215          1.568               --
                                                       2003      1.065          1.215               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.320          1.389               --
                                                       2006      1.154          1.320               --
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.001          1.091               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.377          1.203           25,165
                                                       2006      1.351          1.377           24,249
                                                       2005      1.300          1.351           18,044
                                                       2004      1.189          1.300               --
                                                       2003      1.062          1.189               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.309          1.423               --
                                                       2005      1.210          1.309           61,623
                                                       2004      1.082          1.210               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.306          1.455               --
                                                       2005      1.208          1.306            9,164
                                                       2004      1.124          1.208               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.651          1.902           66,406
                                                       2006      1.508          1.651           67,727
                                                       2005      1.316          1.508           60,597
                                                       2004      1.164          1.316               --
                                                       2003      1.000          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.446          1.516               --
                                                       2006      1.293          1.446               --
                                                       2005      1.091          1.293               --
                                                       2004      1.097          1.091               --
                                                       2003      1.021          1.097               --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.990          2.254            5,170
                                                       2006      1.802          1.990            9,645
                                                       2005      1.555          1.802            9,033
                                                       2004      1.270          1.555               --
                                                       2003      1.127          1.270               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.353          1.573               --
                                                       2005      1.246          1.353           60,555
                                                       2004      1.126          1.246               --
                                                       2003      1.009          1.126               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.566          3.245           15,807
                                                       2006      2.039          2.566           20,520
                                                       2005      1.629          2.039           21,418
                                                       2004      1.330          1.629               --
                                                       2003      1.095          1.330               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.829          2.074          182,164
                                                       2006      1.534          1.829          175,335
                                                       2005      1.417          1.534            7,671
                                                       2004      1.217          1.417               --
                                                       2003      1.107          1.217               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.446          1.730               --
                                                       2005      1.353          1.446          140,548
                                                       2004      1.187          1.353               --
                                                       2003      1.022          1.187               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.056          1.079               --
                                                       2005      1.061          1.056               --
                                                       2004      0.990          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.185          1.223               --
                                                       2005      1.121          1.185               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.439          1.720               --
                                                       2006      1.378          1.439               --
                                                       2005      1.249          1.378               --
                                                       2004      1.114          1.249               --
                                                       2003      1.023          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.421          1.699               12
                                                       2006      1.342          1.421               14
                                                       2005      1.225          1.342               18
                                                       2004      1.240          1.225               --
                                                       2003      1.138          1.240               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.415          1.520               --
                                                       2006      1.222          1.415               --
                                                       2005      1.178          1.222               --
                                                       2004      1.148          1.178               --
                                                       2003      1.010          1.148               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.419          1.589               --
                                                       2005      1.389          1.419               --
                                                       2004      1.231          1.389               --
                                                       2003      1.062          1.231               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.496          1.440               11

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.401          1.448           14,223

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.412          1.455           57,013
                                                       2006      1.249          1.412           58,054
                                                       2005      1.220          1.249           25,209
                                                       2004      1.127          1.220               --
                                                       2003      1.000          1.127               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.553          1.485               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.502          1.532               --
                                                       2006      1.293          1.502               --
                                                       2005      1.235          1.293               --
                                                       2004      1.140          1.235               --
                                                       2003      1.005          1.140               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.278          1.278               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.649          1.781               --
                                                       2006      1.488          1.649               --
                                                       2005      1.445          1.488               --
                                                       2004      1.278          1.445               --
                                                       2003      1.085          1.278               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.133          1.234               --
                                                       2006      1.071          1.133               --
                                                       2005      1.044          1.071               --
                                                       2004      0.945          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.020          1.015           29,122
                                                       2006      0.997          1.020           30,247
                                                       2005      0.992          0.997           31,427
                                                       2004      0.998          0.992               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.494          1.567               --
                                                       2006      1.288          1.494               --
                                                       2005      1.260          1.288               --
                                                       2004      1.185          1.260               --
                                                       2003      1.000          1.185               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.236          1.287               --
                                                       2006      1.208          1.236               --
                                                       2005      1.169          1.208               --
                                                       2004      1.184          1.169               --
                                                       2003      1.035          1.184               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.459          1.510               --
                                                       2006      1.338          1.459               14
                                                       2005      1.239          1.338            7,846
                                                       2004      1.156          1.239               --
                                                       2003      1.024          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.351          1.410               --
                                                       2006      1.223          1.351            2,313
                                                       2005      1.202          1.223               --
                                                       2004      1.129          1.202               --
                                                       2003      1.054          1.129               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.493          1.550               --
                                                       2006      1.296          1.493          107,711
                                                       2005      1.278          1.296           97,856
                                                       2004      1.155          1.278               --
                                                       2003      1.022          1.155               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.664          1.832               --
                                                       2006      1.509          1.664           85,653
                                                       2005      1.420          1.509           87,577
                                                       2004      1.165          1.420               --
                                                       2003      1.000          1.165               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.114               --
                                                       2005      1.059          1.081            9,086
                                                       2004      0.981          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.563          1.628           36,339
                                                       2006      1.643          1.563            7,328

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.262          1.274           73,358
                                                       2006      1.199          1.262           56,306

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.528          1.601               --
                                                       2006      1.445          1.528            7,905

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.588          1.597            5,731

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            1,549
                                                       2006      1.269          1.351            1,438

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.806          1.759           16,311
                                                       2006      1.641          1.806            7,173

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.009          106,959
                                                       2006      1.532          1.568           83,182

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.265          1.119           45,145

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.176          1.228           35,864
                                                       2006      1.114          1.176           36,255

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.243          1.305               --
                                                       2006      1.188          1.243               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099          280,524
                                                       2006      1.001          1.076          103,797

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.071          1.058          128,016
                                                       2006      0.964          1.071            8,430

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.354          1.489               --
                                                       2006      1.373          1.354               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.379            5,877
                                                       2006      1.271          1.260            6,236

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.009          2.107              516

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.462           21,310
                                                       2006      1.253          1.383           25,316

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020          170,375
                                                       2006      1.003          1.218          120,054

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.080          1.142          136,630

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.459          1.505               --
                                                       2006      1.359          1.459               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.279               --
                                                       2006      1.103          1.160           46,267

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.207           83,181
                                                       2006      1.114          1.152           83,317

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.979          119,813
                                                       2006      1.003          1.027           23,147

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.360          1.608           23,002
                                                       2006      1.395          1.360           21,429

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.077               --
                                                       2006      0.994          1.031               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.059          420,965
                                                       2006      1.005          1.026          463,278

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.314          1.341               --
                                                       2006      1.298          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.394           52,031
                                                       2006      1.331          1.364           52,907

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074               --
                                                       2006      1.002          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079           20,797
                                                       2006      1.002          1.053            1,149

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079               --
                                                       2006      1.002          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.295          1.324          351,377
                                                       2006      1.213          1.295          305,063

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.050          1.096          302,419
                                                       2006      0.996          1.050          312,017

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144               --
                                                       2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.188               --
                                                       2006      1.079          1.145           17,050

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.066          1.094               --
                                                       2006      1.032          1.066               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           16,815
                                                       2004      0.994          0.986               --
                                                       2003      0.999          0.994               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.092          1.153               --
                                                       2005      1.051          1.092               --
                                                       2004      0.992          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075               --
                                                       2006      1.066          1.055          101,541
                                                       2005      1.064          1.066           86,059
                                                       2004      0.994          1.064               --
                                                       2003      1.000          0.994               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.044          1.115          305,242
                                                       2006      1.024          1.044          298,729
                                                       2005      1.018          1.024          231,117
                                                       2004      0.988          1.018               --
                                                       2003      1.000          0.988               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.867          2.019               --
                                                       2006      1.488          1.867               --
                                                       2005      1.350          1.488               --
                                                       2004      1.183          1.350               --
                                                       2003      1.040          1.183               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.918          2.047               --
                                                       2006      1.665          1.918           49,063
                                                       2005      1.584          1.665           48,229
                                                       2004      1.278          1.584               --
                                                       2003      1.000          1.278               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.290          1.373               --
                                                       2005      1.208          1.290               --
                                                       2004      1.155          1.208               --
                                                       2003      1.075          1.155               --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.115          1.188               --
                                                       2005      1.131          1.115               --
                                                       2004      1.084          1.131               --
                                                       2003      1.020          1.084               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.506          1.643               --
                                                       2005      1.364          1.506            1,670
                                                       2004      1.192          1.364               --
                                                       2003      1.082          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (9/03)..........  2006      1.268          1.331               --
                                                       2005      1.236          1.268           25,967
                                                       2004      1.145          1.236               --
                                                       2003      1.058          1.145               --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.170          1.199               --
                                                       2005      1.162          1.170           52,729
                                                       2004      1.072          1.162               --
                                                       2003      1.005          1.072               --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.277          1.321               --
                                                       2005      1.235          1.277               --
                                                       2004      1.137          1.235               --
                                                       2003      1.013          1.137               --

  Travelers Large Cap Subaccount (11/03).............  2006      1.261          1.298               --
                                                       2005      1.181          1.261               --
                                                       2004      1.129          1.181               --
                                                       2003      1.085          1.129               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.099          1.168               --
                                                       2005      1.019          1.099               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.029          1.032               --
                                                       2005      1.017          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.066          1.103               --
                                                       2005      1.000          1.066               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.122               --
                                                       2005      1.000          1.076               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.046          1.065               --
                                                       2005      1.000          1.046               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.362          1.445               --
                                                       2005      1.237          1.362            8,275
                                                       2004      1.087          1.237               --
                                                       2003      0.993          1.087               --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.319          1.395               --
                                                       2005      1.303          1.319               --
                                                       2004      1.163          1.303               --
                                                       2003      1.000          1.163               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.175          1.213               --
                                                       2005      1.162          1.175          271,686
                                                       2004      1.062          1.162               --
                                                       2003      1.000          1.062               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.253               --
                                                       2005      1.110          1.160               --
                                                       2004      0.961          1.110               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.430          1.641               --
                                                       2005      1.329          1.430               --
                                                       2004      1.169          1.329               --
                                                       2003      1.008          1.169               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.282          1.359               --
                                                       2005      1.231          1.282               --
                                                       2004      1.128          1.231               --
                                                       2003      1.000          1.128               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.049          1.103               --
                                                       2005      1.000          1.049           29,525

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.114               --
                                                       2005      1.084          1.104           79,985
                                                       2004      0.971          1.084               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.004          0.994               --
                                                       2005      1.006          1.004               --
                                                       2004      0.992          1.006               --
                                                       2003      1.000          0.992               --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.239          1.292               --
                                                       2005      1.237          1.239               --
                                                       2004      1.142          1.237               --
                                                       2003      1.063          1.142               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.271               --
                                                       2005      1.000          1.105               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269               --
                                                       2005      1.000          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.071          1.032               --
                                                       2005      1.045          1.071               --
                                                       2004      1.003          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.531          1.469          118,669
                                                       2006      1.343          1.531          125,814
                                                       2005      1.314          1.343          127,883
                                                       2004      1.139          1.314               --
                                                       2003      1.000          1.139               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.275          1.408               --
                                                       2006      1.216          1.275               --
                                                       2005      1.147          1.216               --
                                                       2004      1.125          1.147               --
                                                       2003      1.065          1.125               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.370          1.336                --
                                                       2005      1.216          1.370             5,794
                                                       2004      1.144          1.216                --
                                                       2003      1.000          1.144                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.940          2.185           155,760
                                                       2006      1.641          1.940            94,369
                                                       2005      1.466          1.641            90,856
                                                       2004      1.317          1.466            36,782
                                                       2003      1.000          1.317             3,650

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.710          1.885           264,901
                                                       2006      1.581          1.710           278,496
                                                       2005      1.387          1.581           327,945
                                                       2004      1.256          1.387           153,257
                                                       2003      1.000          1.256             3,708

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.594          1.643           429,503
                                                       2006      1.410          1.594           443,698
                                                       2005      1.358          1.410           446,933
                                                       2004      1.254          1.358           284,276
                                                       2003      1.000          1.254                --

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   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.651          1.632                --
                                                       2005      1.423          1.651            50,537
                                                       2004      1.214          1.423             1,749
                                                       2003      1.000          1.214                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.710          2.225                --
                                                       2005      1.626          1.710           144,641
                                                       2004      1.261          1.626            33,406
                                                       2003      1.000          1.261                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.410          1.482             4,281
                                                       2006      1.234          1.410             4,578
                                                       2005      1.205          1.234             4,906
                                                       2004      1.169          1.205             5,140
                                                       2003      1.000          1.169                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.480          1.291            16,054
                                                       2006      1.454          1.480            15,734
                                                       2005      1.400          1.454            15,926
                                                       2004      1.282          1.400             9,592
                                                       2003      1.000          1.282                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.306          1.419                --
                                                       2005      1.208          1.306           204,032
                                                       2004      1.078          1.208            31,768
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.304          1.452                --
                                                       2005      1.206          1.304           131,373
                                                       2004      1.072          1.206            34,501
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.749          2.013            92,755
                                                       2006      1.600          1.749           117,820
                                                       2005      1.398          1.600           172,203
                                                       2004      1.237          1.398            29,571
                                                       2003      1.000          1.237             3,789

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.554          1.627            20,075
                                                       2006      1.392          1.554            20,082
                                                       2005      1.175          1.392            20,089
                                                       2004      1.183          1.175             3,414
                                                       2003      1.000          1.183                --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.199          2.489           187,330
                                                       2006      1.994          2.199           209,155
                                                       2005      1.722          1.994           240,547
                                                       2004      1.408          1.722            79,153
                                                       2003      1.000          1.408                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.444          1.677                --
                                                       2005      1.331          1.444            88,340
                                                       2004      1.204          1.331            20,572
                                                       2003      1.000          1.204                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.838          3.586            64,537
                                                       2006      2.258          2.838           255,461
                                                       2005      1.806          2.258           144,405
                                                       2004      1.476          1.806            18,650
                                                       2003      1.000          1.476                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.000          2.266           305,021
                                                       2006      1.678          2.000           302,521
                                                       2005      1.553          1.678           282,370
                                                       2004      1.335          1.553           187,836
                                                       2003      1.215          1.335                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.611          1.925                --
                                                       2005      1.508          1.611           119,887
                                                       2004      1.325          1.508             6,070
                                                       2003      1.000          1.325                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077                --
                                                       2005      1.060          1.054           146,550
                                                       2004      0.990          1.060            66,598

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.226          1.265                --
                                                       2005      1.160          1.226             6,803
                                                       2004      1.092          1.160             6,769
                                                       2003      1.000          1.092             4,105

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.533          1.830                --
                                                       2006      1.469          1.533                --
                                                       2005      1.333          1.469                --
                                                       2004      1.189          1.333                --
                                                       2003      1.000          1.189                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.580          1.887                --
                                                       2006      1.494          1.580                --
                                                       2005      1.365          1.494                --
                                                       2004      1.383          1.365                --
                                                       2003      1.000          1.383                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.538          1.650                --
                                                       2006      1.329          1.538                --
                                                       2005      1.283          1.329                --
                                                       2004      1.251          1.283                --
                                                       2003      1.000          1.251                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.531          1.714                --
                                                       2005      1.501          1.531            35,014
                                                       2004      1.331          1.501                --
                                                       2003      1.000          1.331                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.638          1.576             7,164

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.515          1.566             5,985

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.511          1.556             2,669
                                                       2006      1.338          1.511             2,677
                                                       2005      1.308          1.338            14,109
                                                       2004      1.209          1.308               228
                                                       2003      1.000          1.209                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.708          1.633            36,590

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.670          1.702            17,823
                                                       2006      1.439          1.670            18,937
                                                       2005      1.377          1.439            18,948
                                                       2004      1.271          1.377            15,274
                                                       2003      1.000          1.271                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.405          1.403            11,929

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.835          1.981            18,354
                                                       2006      1.659          1.835            29,534
                                                       2005      1.611          1.659            57,072
                                                       2004      1.427          1.611            16,091
                                                       2003      1.000          1.427                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.130          1.229            26,018
                                                       2006      1.069          1.130            26,028
                                                       2005      1.044          1.069            26,039
                                                       2004      0.945          1.044            17,765

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.016          1.010            51,899
                                                       2006      0.995          1.016            51,440
                                                       2005      0.990          0.995            34,880
                                                       2004      0.998          0.990            10,163
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.644          1.723                --
                                                       2006      1.419          1.644            26,286
                                                       2005      1.390          1.419            26,463
                                                       2004      1.308          1.390            16,740
                                                       2003      1.000          1.308             3,626

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.359          1.414                --
                                                       2006      1.329          1.359            11,948
                                                       2005      1.287          1.329            11,969
                                                       2004      1.305          1.287             6,453
                                                       2003      1.000          1.305                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.598          1.653                --
                                                       2006      1.467          1.598             8,773
                                                       2005      1.360          1.467            12,425
                                                       2004      1.271          1.360                --
                                                       2003      1.000          1.271                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.462          1.526                --
                                                       2006      1.326          1.462             5,996
                                                       2005      1.304          1.326             6,007
                                                       2004      1.226          1.304             6,019
                                                       2003      1.000          1.226             4,498

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.598          1.659                --
                                                       2006      1.389          1.598            68,065
                                                       2005      1.371          1.389            60,328
                                                       2004      1.240          1.371             4,534
                                                       2003      1.000          1.240                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.787          1.967                --
                                                       2006      1.623          1.787           210,375
                                                       2005      1.528          1.623           231,846
                                                       2004      1.255          1.528            37,728
                                                       2003      1.000          1.255                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112                --
                                                       2005      1.059          1.079            56,421
                                                       2004      0.981          1.059            49,466

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.695          1.763           117,316
                                                       2006      1.783          1.695           126,325

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.299          1.310           256,291
                                                       2006      1.235          1.299           115,963

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.624          1.701                --
                                                       2006      1.537          1.624           285,159

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.687          1.696            57,073

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310                --
                                                       2006      1.268          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.946          1.893            72,154
                                                       2006      1.769          1.946            55,477

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.670          2.137             8,627
                                                       2006      1.632          1.670            24,527

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.263          1.117                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.173          1.224            68,617
                                                       2006      1.112          1.173            66,407

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.302          1.365            50,581
                                                       2006      1.245          1.302            15,453

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097           293,497
                                                       2006      1.001          1.075           210,593

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.070          1.056           245,056
                                                       2006      0.964          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.430          1.570            32,488
                                                       2006      1.451          1.430            39,142

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.375                --
                                                       2006      1.270          1.258                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.184          2.289             6,084

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.379          1.456           149,205
                                                       2006      1.251          1.379           150,001

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           167,514
                                                       2006      1.003          1.218           231,381

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.130          1.194           102,822

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.580             5,914
                                                       2006      1.429          1.533             6,138

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.158          1.277                --
                                                       2006      1.102          1.158                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.202           115,365
                                                       2006      1.112          1.149           116,056

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.027          0.977           185,311
                                                       2006      1.003          1.027           165,195

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.491          1.762            42,303
                                                       2006      1.531          1.491            42,181

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.051          1.096            47,658
                                                       2006      1.013          1.051            48,424

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.052         2,422,020
                                                       2006      1.000          1.021           394,441

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.377          1.404            38,886
                                                       2006      1.361          1.377            38,871

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.463          1.494            90,367
                                                       2006      1.429          1.463           108,810

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072                --
                                                       2006      1.002          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077             8,685
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           105,117
                                                       2006      1.002          1.052            17,930

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077            46,364
                                                       2006      1.002          1.057            46,438

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.366          1.396           371,904
                                                       2006      1.280          1.366           343,272

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.094           182,906
                                                       2006      0.996          1.049         1,079,955

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142             7,884
                                                       2006      0.998          1.067             7,893

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.077          1.142           164,033

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.063          1.090           339,443
                                                       2006      1.030          1.063           339,631

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.993          1.000                --
                                                       2005      0.983          0.993           581,206
                                                       2004      0.992          0.983           747,359
                                                       2003      1.000          0.992             1,126

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151                --
                                                       2005      1.051          1.090            87,788
                                                       2004      0.992          1.051            31,878

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.104          1.125                --
                                                       2006      1.118          1.104           104,297
                                                       2005      1.116          1.118            93,382
                                                       2004      1.044          1.116             9,422
                                                       2003      1.000          1.044             1,491

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.065          1.137           194,479
                                                       2006      1.046          1.065           206,908
                                                       2005      1.040          1.046           169,122
                                                       2004      1.011          1.040            75,474
                                                       2003      1.000          1.011             2,745

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.030          2.196                --
                                                       2006      1.620          2.030                --
                                                       2005      1.471          1.620                --
                                                       2004      1.291          1.471                --
                                                       2003      1.000          1.291                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.135          2.278                --
                                                       2006      1.855          2.135            82,971
                                                       2005      1.767          1.855            95,187
                                                       2004      1.427          1.767            31,962
                                                       2003      1.000          1.427             3,895

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.364          1.451                --
                                                       2005      1.278          1.364            39,266
                                                       2004      1.223          1.278            29,462
                                                       2003      1.000          1.223                --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.169          1.245                --
                                                       2005      1.187          1.169            19,778
                                                       2004      1.138          1.187             7,799
                                                       2003      1.000          1.138                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.634          1.783                --
                                                       2005      1.482          1.634           122,892
                                                       2004      1.297          1.482            31,303
                                                       2003      1.000          1.297                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (9/03)..........  2006      1.362          1.429                --
                                                       2005      1.328          1.362           140,411
                                                       2004      1.232          1.328            56,633
                                                       2003      1.000          1.232                --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.206          1.235                --
                                                       2005      1.198          1.206           102,366
                                                       2004      1.106          1.198            49,034
                                                       2003      1.000          1.106                --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.399          1.448                --
                                                       2005      1.354          1.399            21,929
                                                       2004      1.248          1.354            14,652
                                                       2003      1.000          1.248                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.322          1.361                --
                                                       2005      1.240          1.322            15,116
                                                       2004      1.186          1.240            14,801
                                                       2003      1.000          1.186                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                --
                                                       2005      1.019          1.098                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.028          1.031                --
                                                       2005      1.017          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                --
                                                       2005      1.000          1.065                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.076          1.121                --
                                                       2005      1.000          1.076            41,561

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.045          1.064                --
                                                       2005      1.000          1.045                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.449          1.537                --
                                                       2005      1.318          1.449           104,855
                                                       2004      1.159          1.318            50,116
                                                       2003      1.000          1.159                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.448          1.531                --
                                                       2005      1.432          1.448            51,424
                                                       2004      1.279          1.432             5,006
                                                       2003      1.000          1.279             4,097

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.241          1.280                --
                                                       2005      1.229          1.241           312,718
                                                       2004      1.124          1.229           191,205
                                                       2003      1.000          1.124            13,777

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.251                --
                                                       2005      1.109          1.158           286,064
                                                       2004      0.961          1.109            91,359

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.542          1.769                --
                                                       2005      1.435          1.542            59,434
                                                       2004      1.263          1.435            29,191
                                                       2003      1.000          1.263                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.348          1.429                --
                                                       2005      1.296          1.348             6,189
                                                       2004      1.189          1.296             6,200
                                                       2003      1.000          1.189             3,919

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                --
                                                       2005      1.000          1.048                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.112                --
                                                       2005      1.083          1.102           107,892
                                                       2004      0.970          1.083            65,593

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.024          1.013                --
                                                       2005      1.027          1.024            48,613
                                                       2004      1.013          1.027            29,044
                                                       2003      1.000          1.013             4,268

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.327          1.384                --
                                                       2005      1.326          1.327            20,293
                                                       2004      1.226          1.326            20,021
                                                       2003      1.000          1.226                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.105          1.270                --
                                                       2005      1.000          1.105                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268                --
                                                       2005      1.000          1.106                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.069          1.030                --
                                                       2005      1.044          1.069           321,895
                                                       2004      1.002          1.044            51,413

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.686          1.616            72,094
                                                       2006      1.481          1.686           100,319
                                                       2005      1.450          1.481           221,305
                                                       2004      1.258          1.450            13,821
                                                       2003      1.000          1.258             3,744

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.338          1.477                --
                                                       2006      1.278          1.338                --
                                                       2005      1.207          1.278                --
                                                       2004      1.185          1.207                --
                                                       2003      1.000          1.185                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                 --
                                                       2005      1.215          1.368            793,672
                                                       2004      1.143          1.215            469,252
                                                       2003      1.000          1.143             87,307

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.936          2.180          3,559,712
                                                       2006      1.639          1.936          3,366,741
                                                       2005      1.465          1.639          3,123,402
                                                       2004      1.316          1.465          1,971,785
                                                       2003      1.000          1.316             65,426

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.707          1.880         10,235,863
                                                       2006      1.579          1.707         11,576,945
                                                       2005      1.385          1.579         12,137,545
                                                       2004      1.256          1.385          6,624,019
                                                       2003      1.000          1.256            122,741

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.591          1.639          8,943,503
                                                       2006      1.408          1.591         10,171,532
                                                       2005      1.357          1.408         10,139,596
                                                       2004      1.253          1.357          5,706,279
                                                       2003      1.000          1.253             43,217

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.649          1.629                 --
                                                       2005      1.422          1.649          1,479,766
                                                       2004      1.213          1.422            599,737
                                                       2003      1.000          1.213                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.707          2.221                 --
                                                       2005      1.624          1.707          1,779,502
                                                       2004      1.261          1.624          1,122,483
                                                       2003      1.000          1.261             44,975

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.407          1.478            541,969
                                                       2006      1.232          1.407            538,139
                                                       2005      1.204          1.232            529,352
                                                       2004      1.168          1.204            416,115
                                                       2003      1.000          1.168            109,773

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.477          1.288          1,770,897
                                                       2006      1.451          1.477          1,918,497
                                                       2005      1.399          1.451          2,057,883
                                                       2004      1.281          1.399          1,346,712
                                                       2003      1.000          1.281             28,075

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.305          1.417                 --
                                                       2005      1.208          1.305          1,246,905
                                                       2004      1.078          1.208            332,079
                                                       2003      1.000          1.078                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.302          1.450                 --
                                                       2005      1.206          1.302          1,799,560
                                                       2004      1.071          1.206            561,404
                                                       2003      1.000          1.071                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.746          2.008          4,055,739
                                                       2006      1.598          1.746          3,943,852
                                                       2005      1.396          1.598          3,641,955
                                                       2004      1.237          1.396          2,101,242
                                                       2003      1.000          1.237             43,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.551          1.623            346,478
                                                       2006      1.390          1.551            369,513
                                                       2005      1.174          1.390            385,554
                                                       2004      1.182          1.174            209,768
                                                       2003      1.000          1.182            100,949

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.195          2.483          3,383,379
                                                       2006      1.991          2.195          3,567,777
                                                       2005      1.720          1.991          3,508,051
                                                       2004      1.407          1.720          1,959,110
                                                       2003      1.000          1.407             29,632

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.442          1.674                 --
                                                       2005      1.330          1.442          1,875,407
                                                       2004      1.204          1.330            826,447
                                                       2003      1.000          1.204             22,515

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.833          3.577          1,403,015
                                                       2006      2.255          2.833          1,230,125
                                                       2005      1.804          2.255          1,316,350
                                                       2004      1.475          1.804            830,664
                                                       2003      1.000          1.475              1,590

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.996          2.260          1,909,148
                                                       2006      1.676          1.996          2,107,750
                                                       2005      1.551          1.676          1,971,054
                                                       2004      1.334          1.551            868,465
                                                       2003      1.214          1.334            104,988

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.608          1.921                 --
                                                       2005      1.506          1.608          2,209,769
                                                       2004      1.324          1.506          1,231,639
                                                       2003      1.000          1.324             45,353

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                 --
                                                       2005      1.060          1.053          1,181,479
                                                       2004      0.990          1.060            319,927

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.263                 --
                                                       2005      1.159          1.224            192,832
                                                       2004      1.092          1.159            169,513
                                                       2003      1.000          1.092             37,800

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.530          1.826             99,257
                                                       2006      1.467          1.530             97,268
                                                       2005      1.332          1.467             97,397
                                                       2004      1.189          1.332             95,391
                                                       2003      1.000          1.189              8,070

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.577          1.882            430,701
                                                       2006      1.492          1.577            284,074
                                                       2005      1.363          1.492            205,963
                                                       2004      1.382          1.363            169,660
                                                       2003      1.000          1.382              3,172

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.535          1.646            104,815
                                                       2006      1.327          1.535             83,634
                                                       2005      1.282          1.327             84,665
                                                       2004      1.250          1.282             37,523
                                                       2003      1.000          1.250             23,765

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.529          1.711                 --
                                                       2005      1.499          1.529          1,251,339
                                                       2004      1.331          1.499            857,206
                                                       2003      1.000          1.331             23,413

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.635          1.573          1,323,033

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.512          1.562            576,527

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.508          1.552          3,887,785
                                                       2006      1.336          1.508          3,945,049
                                                       2005      1.307          1.336          4,114,469
                                                       2004      1.209          1.307          2,659,892
                                                       2003      1.000          1.209            158,338

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629            994,696

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.667          1.698            954,320
                                                       2006      1.437          1.667            972,353
                                                       2005      1.375          1.437            969,240
                                                       2004      1.271          1.375            699,397
                                                       2003      1.000          1.271              3,339

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.402          1.400            758,283

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.832          1.976          1,022,366
                                                       2006      1.656          1.832          1,014,464
                                                       2005      1.610          1.656          1,020,115
                                                       2004      1.426          1.610            771,298
                                                       2003      1.000          1.426            132,722

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.128          1.227            314,252
                                                       2006      1.068          1.128            315,674
                                                       2005      1.043          1.068            302,015
                                                       2004      0.945          1.043            183,909

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.015          1.008            674,817
                                                       2006      0.994          1.015            678,600
                                                       2005      0.990          0.994            674,780
                                                       2004      0.998          0.990            347,136
                                                       2003      1.000          0.998                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                 --
                                                       2006      1.417          1.641          1,011,878
                                                       2005      1.388          1.417          1,044,865
                                                       2004      1.307          1.388            896,442
                                                       2003      1.000          1.307             26,477

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.357          1.412                 --
                                                       2006      1.327          1.357            840,406
                                                       2005      1.286          1.327            942,729
                                                       2004      1.305          1.286            689,281
                                                       2003      1.000          1.305             31,437

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.595          1.650                 --
                                                       2006      1.465          1.595          1,681,456
                                                       2005      1.359          1.465          1,865,202
                                                       2004      1.270          1.359          1,053,751
                                                       2003      1.000          1.270             19,886

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.459          1.522                 --
                                                       2006      1.324          1.459            605,842
                                                       2005      1.302          1.324            613,783
                                                       2004      1.225          1.302            495,859
                                                       2003      1.000          1.225             17,948

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.595          1.656                 --
                                                       2006      1.387          1.595          2,844,428
                                                       2005      1.370          1.387          2,869,388
                                                       2004      1.240          1.370          1,520,644
                                                       2003      1.000          1.240            115,681

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.783          1.963                 --
                                                       2006      1.620          1.783          2,187,859
                                                       2005      1.527          1.620          2,379,693
                                                       2004      1.255          1.527          1,303,438
                                                       2003      1.000          1.255             80,924

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                 --
                                                       2005      1.058          1.078            571,912
                                                       2004      0.981          1.058            330,502

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.691          1.759          1,053,309
                                                       2006      1.780          1.691          1,064,810

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.297          1.307          2,250,014
                                                       2006      1.233          1.297          1,344,570

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.621          1.698                 --
                                                       2006      1.534          1.621            501,854

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.683          1.692            477,348

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.308            127,481
                                                       2006      1.267          1.347            107,093

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.942          1.888          1,011,800
                                                       2006      1.766          1.942          1,014,247

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.667          2.132          1,558,343
                                                       2006      1.629          1.667          1,416,068

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.261          1.115             54,643

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.171          1.221            516,402
                                                       2006      1.111          1.171            550,789

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.299          1.361            909,718
                                                       2006      1.243          1.299            970,095

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.096          7,674,825
                                                       2006      1.001          1.075          4,289,728

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.055          3,515,847
                                                       2006      0.964          1.069             16,750

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.427          1.567            490,949
                                                       2006      1.448          1.427            503,597

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.373             96,493
                                                       2006      1.270          1.257             11,007

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.179          2.283            210,234

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.377          1.454          1,539,095
                                                       2006      1.249          1.377          1,237,756

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017          2,884,724
                                                       2006      1.003          1.217          3,327,924

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.128          1.191          3,141,513

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.530          1.576            114,809
                                                       2006      1.427          1.530            195,402

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.276                 --
                                                       2006      1.102          1.157             53,810

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.200          2,060,561
                                                       2006      1.111          1.148          2,089,353

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.976          7,749,505
                                                       2006      1.003          1.026          4,761,757

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.488          1.758          1,276,471
                                                       2006      1.528          1.488          1,137,990

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.049          1.093          2,362,405
                                                       2006      1.012          1.049          2,358,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.050          6,391,664
                                                       2006      0.999          1.019          4,895,334

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.374          1.401            776,065
                                                       2006      1.359          1.374            857,677

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.461          1.491          2,527,202
                                                       2006      1.427          1.461          2,653,275

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071            104,432
                                                       2006      1.002          1.058             82,727

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077            112,039
                                                       2006      1.001          1.040            762,906

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076            538,563
                                                       2006      1.002          1.047              2,917

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076          1,037,299
                                                       2006      1.002          1.052            337,659

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076            987,375
                                                       2006      1.002          1.057            578,819

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.363          1.392          9,490,886
                                                       2006      1.278          1.363         10,143,003

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093          4,838,646
                                                       2006      0.996          1.049          5,471,677

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141            953,666
                                                       2006      0.998          1.066          1,039,381

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                 --
                                                       2006      1.076          1.140          1,081,187

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.088          1,241,768
                                                       2006      1.029          1.062          1,334,624

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.991          0.999                 --
                                                       2005      0.982          0.991          3,300,924
                                                       2004      0.992          0.982          1,734,183
                                                       2003      1.000          0.992            209,193

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                 --
                                                       2005      1.050          1.089            682,828
                                                       2004      0.992          1.050            378,303

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                 --
                                                       2006      1.116          1.102          3,258,670
                                                       2005      1.115          1.116          3,225,995
                                                       2004      1.044          1.115          1,976,057
                                                       2003      1.000          1.044            261,423

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.063          1.134          6,335,383
                                                       2006      1.044          1.063          6,528,801
                                                       2005      1.039          1.044          6,067,515
                                                       2004      1.010          1.039          3,393,587
                                                       2003      1.000          1.010            289,491

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.026          2.191                 --
                                                       2006      1.618          2.026            133,519
                                                       2005      1.470          1.618            135,557
                                                       2004      1.290          1.470            141,582
                                                       2003      1.000          1.290             58,031

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.131          2.273                 --
                                                       2006      1.853          2.131          1,903,526
                                                       2005      1.765          1.853          1,882,922
                                                       2004      1.426          1.765            971,208
                                                       2003      1.000          1.426             52,490

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.362          1.448                 --
                                                       2005      1.277          1.362            540,556
                                                       2004      1.223          1.277            411,722
                                                       2003      1.000          1.223             12,633

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.167          1.243                 --
                                                       2005      1.186          1.167            772,787
                                                       2004      1.138          1.186            627,967
                                                       2003      1.000          1.138             17,795

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.632          1.780                 --
                                                       2005      1.480          1.632          1,091,023
                                                       2004      1.296          1.480            774,866
                                                       2003      1.000          1.296             29,961

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (9/03)..........  2006      1.360          1.427                 --
                                                       2005      1.327          1.360          2,632,566
                                                       2004      1.232          1.327          1,629,066
                                                       2003      1.000          1.232             71,218

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.204          1.233                 --
                                                       2005      1.197          1.204          1,386,583
                                                       2004      1.106          1.197          1,035,075
                                                       2003      1.000          1.106            199,446

  Travelers Federated Stock Subaccount (10/03).......  2006      1.397          1.445                 --
                                                       2005      1.353          1.397            311,620
                                                       2004      1.248          1.353            154,663
                                                       2003      1.000          1.248                 --

  Travelers Large Cap Subaccount (11/03).............  2006      1.320          1.359                 --
                                                       2005      1.238          1.320            689,915
                                                       2004      1.186          1.238            518,477
                                                       2003      1.000          1.186                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.098          1.166                 --
                                                       2005      1.019          1.098             99,439

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.028          1.031                 --
                                                       2005      1.017          1.028                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.065          1.102                 --
                                                       2005      1.000          1.065            156,637

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120                 --
                                                       2005      1.000          1.075            411,172

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.064                 --
                                                       2005      1.000          1.044                 --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                 --
                                                       2005      1.316          1.447            487,899
                                                       2004      1.158          1.316            188,089
                                                       2003      1.000          1.158             23,203

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                 --
                                                       2005      1.431          1.446          1,079,333
                                                       2004      1.279          1.431            319,453
                                                       2003      1.000          1.279             51,741

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.240          1.278                 --
                                                       2005      1.228          1.240          9,762,209
                                                       2004      1.123          1.228          4,827,696
                                                       2003      1.000          1.123            374,060

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.249                 --
                                                       2005      1.109          1.157          1,136,401
                                                       2004      0.961          1.109            310,303

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.540          1.766                 --
                                                       2005      1.433          1.540            888,545
                                                       2004      1.263          1.433            353,043
                                                       2003      1.000          1.263             12,218

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.346          1.427                 --
                                                       2005      1.295          1.346            194,985
                                                       2004      1.188          1.295            105,715
                                                       2003      1.000          1.188              5,784

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.102                 --
                                                       2005      1.000          1.048                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.111                 --
                                                       2005      1.083          1.101          2,057,213
                                                       2004      0.970          1.083            994,140

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.022          1.012                 --
                                                       2005      1.026          1.022          1,880,490
                                                       2004      1.013          1.026          1,717,034
                                                       2003      1.000          1.013            122,184

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.326          1.382                 --
                                                       2005      1.325          1.326            140,591
                                                       2004      1.225          1.325            129,321
                                                       2003      1.000          1.225             20,681

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.270                 --
                                                       2005      1.000          1.104                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                 --
                                                       2005      1.000          1.106                 --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.068          1.029                 --
                                                       2005      1.044          1.068          1,243,133
                                                       2004      1.002          1.044            432,527

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.612          2,155,098
                                                       2006      1.479          1.683          2,212,986
                                                       2005      1.448          1.479          2,259,655
                                                       2004      1.258          1.448          1,422,858
                                                       2003      1.000          1.258            134,028

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.336          1.473             84,724
                                                       2006      1.276          1.336             86,112
                                                       2005      1.206          1.276             86,558
                                                       2004      1.185          1.206             86,646
                                                       2003      1.000          1.185             20,751




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.319          1.285             --
                                                       2005      1.172          1.319             --
                                                       2004      1.103          1.172             --
                                                       2003      1.000          1.103             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.773          1.996             --
                                                       2006      1.502          1.773             --
                                                       2005      1.343          1.502             --
                                                       2004      1.207          1.343             --
                                                       2003      1.000          1.207             --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.565          1.723             --
                                                       2006      1.449          1.565             --
                                                       2005      1.272          1.449             --
                                                       2004      1.153          1.272             --
                                                       2003      1.000          1.153             --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.458          1.502             --
                                                       2006      1.291          1.458             --
                                                       2005      1.245          1.291             --
                                                       2004      1.151          1.245             --
                                                       2003      1.000          1.151             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.541          1.523             --
                                                       2005      1.330          1.541             --
                                                       2004      1.135          1.330             --
                                                       2003      1.039          1.135             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.643          2.136             --
                                                       2005      1.564          1.643             --
                                                       2004      1.214          1.564             --
                                                       2003      1.064          1.214             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.311          1.376             --
                                                       2006      1.148          1.311             --
                                                       2005      1.122          1.148             --
                                                       2004      1.090          1.122             --
                                                       2003      1.000          1.090             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.367          1.192             --
                                                       2006      1.344          1.367             --
                                                       2005      1.296          1.344             --
                                                       2004      1.187          1.296             --
                                                       2003      1.062          1.187             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.304          1.416             --
                                                       2005      1.207          1.304             --
                                                       2004      1.081          1.207             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.301          1.448             --
                                                       2005      1.205          1.301             --
                                                       2004      1.123          1.205             --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.639          1.884             --
                                                       2006      1.501          1.639             --
                                                       2005      1.312          1.501             --
                                                       2004      1.163          1.312             --
                                                       2003      1.000          1.163             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.436          1.502             --
                                                       2006      1.287          1.436             --
                                                       2005      1.088          1.287             --
                                                       2004      1.096          1.088             --
                                                       2003      1.021          1.096             --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.976          2.234             --
                                                       2006      1.793          1.976             --
                                                       2005      1.550          1.793             --
                                                       2004      1.269          1.550             --
                                                       2003      1.127          1.269             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.346          1.562             --
                                                       2005      1.242          1.346             --
                                                       2004      1.125          1.242             --
                                                       2003      1.009          1.125             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.548          3.216             --
                                                       2006      2.029          2.548             --
                                                       2005      1.625          2.029             --
                                                       2004      1.329          1.625             --
                                                       2003      1.095          1.329             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.817          2.056             --
                                                       2006      1.526          1.817             --
                                                       2005      1.413          1.526             --
                                                       2004      1.216          1.413             --
                                                       2003      1.107          1.216             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.439          1.718             --
                                                       2005      1.348          1.439             --
                                                       2004      1.186          1.348             --
                                                       2003      1.021          1.186             --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.075             --
                                                       2005      1.060          1.053             --
                                                       2004      0.990          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.179          1.216             --
                                                       2005      1.117          1.179             --
                                                       2004      1.052          1.117             --
                                                       2003      1.000          1.052             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.429          1.705             --
                                                       2006      1.371          1.429             --
                                                       2005      1.245          1.371             --
                                                       2004      1.112          1.245             --
                                                       2003      1.022          1.112             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.411          1.684             --
                                                       2006      1.335          1.411             --
                                                       2005      1.221          1.335             --
                                                       2004      1.239          1.221             --
                                                       2003      1.138          1.239             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.405          1.506             --
                                                       2006      1.215          1.405             --
                                                       2005      1.174          1.215             --
                                                       2004      1.146          1.174             --
                                                       2003      1.010          1.146             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.412          1.579             --
                                                       2005      1.385          1.412             --
                                                       2004      1.230          1.385             --
                                                       2003      1.062          1.230             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.484          1.428             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.390          1.435             --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.402          1.442             --
                                                       2006      1.243          1.402             --
                                                       2005      1.216          1.243             --
                                                       2004      1.126          1.216             --
                                                       2003      1.000          1.126             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.541          1.472             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.491          1.518             --
                                                       2006      1.286          1.491             --
                                                       2005      1.232          1.286             --
                                                       2004      1.138          1.232             --
                                                       2003      1.005          1.138             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.268          1.266             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.637          1.765             --
                                                       2006      1.481          1.637             --
                                                       2005      1.440          1.481             --
                                                       2004      1.276          1.440             --
                                                       2003      1.084          1.276             --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.127          1.225             --
                                                       2006      1.067          1.127             --
                                                       2005      1.043          1.067             --
                                                       2004      0.945          1.043             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.013          1.006             --
                                                       2006      0.993          1.013             --
                                                       2005      0.989          0.993             --
                                                       2004      0.998          0.989             --
                                                       2003      0.998          0.998             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.484          1.555             --
                                                       2006      1.282          1.484             --
                                                       2005      1.257          1.282             --
                                                       2004      1.184          1.257             --
                                                       2003      1.000          1.184             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.228          1.277             --
                                                       2006      1.202          1.228             --
                                                       2005      1.165          1.202             --
                                                       2004      1.182          1.165             --
                                                       2003      1.035          1.182             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.449          1.498             --
                                                       2006      1.331          1.449             --
                                                       2005      1.235          1.331             --
                                                       2004      1.155          1.235             --
                                                       2003      1.023          1.155             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.341          1.399             --
                                                       2006      1.217          1.341             --
                                                       2005      1.198          1.217             --
                                                       2004      1.128          1.198             --
                                                       2003      1.054          1.128             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.482          1.538             --
                                                       2006      1.289          1.482             --
                                                       2005      1.274          1.289             --
                                                       2004      1.154          1.274             --
                                                       2003      1.022          1.154             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.652          1.818             --
                                                       2006      1.502          1.652             --
                                                       2005      1.415          1.502             --
                                                       2004      1.164          1.415             --
                                                       2003      1.000          1.164             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.077          1.110             --
                                                       2005      1.058          1.077             --
                                                       2004      0.981          1.058             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.552          1.613             --
                                                       2006      1.634          1.552             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.253          1.262             --
                                                       2006      1.192          1.253             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.517          1.589             --
                                                       2006      1.437          1.517             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.575          1.583             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307             --
                                                       2006      1.266          1.346             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.793          1.743             --
                                                       2006      1.632          1.793             --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.557          1.991             --
                                                       2006      1.523          1.557             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.260          1.114             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.170          1.219             --
                                                       2006      1.110          1.170             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.235          1.293             --
                                                       2006      1.181          1.235             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095             --
                                                       2006      1.001          1.075             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.054             --
                                                       2006      0.964          1.069             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.345          1.475             --
                                                       2006      1.365          1.345             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.256          1.372             --
                                                       2006      1.269          1.256             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.993          2.088             --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.376          1.451             --
                                                       2006      1.248          1.376             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016             --
                                                       2006      1.003          1.217             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.071          1.131             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.449          1.491             --
                                                       2006      1.351          1.449             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.274             --
                                                       2006      1.101          1.156             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.146          1.198             --
                                                       2006      1.110          1.146             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.975             --
                                                       2006      1.003          1.026             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.351          1.594             --
                                                       2006      1.387          1.351             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.024          1.067             --
                                                       2006      0.989          1.024             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049             --
                                                       2006      0.999          1.019             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.305          1.329             --
                                                       2006      1.291          1.305             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.354          1.382             --
                                                       2006      1.324          1.354             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070             --
                                                       2006      1.002          1.057             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076             --
                                                       2006      1.001          1.040             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075             --
                                                       2006      1.002          1.046             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076             --
                                                       2006      1.002          1.052             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075             --
                                                       2006      1.002          1.057             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.285          1.313             --
                                                       2006      1.206          1.285             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.092             --
                                                       2006      0.996          1.048             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140             --
                                                       2006      0.998          1.066             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.181             --
                                                       2006      1.075          1.139             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.061          1.086             --
                                                       2006      1.028          1.061             --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.992          0.999             --
                                                       2005      0.983          0.992             --
                                                       2004      0.993          0.983             --
                                                       2003      0.998          0.993             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.088          1.148             --
                                                       2005      1.050          1.088             --
                                                       2004      0.991          1.050             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.047          1.067             --
                                                       2006      1.061          1.047             --
                                                       2005      1.060          1.061             --
                                                       2004      0.993          1.060             --
                                                       2003      1.000          0.993             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.037          1.105             --
                                                       2006      1.019          1.037             --
                                                       2005      1.014          1.019             --
                                                       2004      0.987          1.014             --
                                                       2003      1.000          0.987             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.854          2.004             --
                                                       2006      1.480          1.854             --
                                                       2005      1.346          1.480             --
                                                       2004      1.182          1.346             --
                                                       2003      1.039          1.182             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.905          2.032             --
                                                       2006      1.657          1.905             --
                                                       2005      1.579          1.657             --
                                                       2004      1.276          1.579             --
                                                       2003      1.000          1.276             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.284          1.365             --
                                                       2005      1.204          1.284             --
                                                       2004      1.154          1.204             --
                                                       2003      1.075          1.154             --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.110          1.181             --
                                                       2005      1.128          1.110             --
                                                       2004      1.083          1.128             --
                                                       2003      1.020          1.083             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.498          1.634             --
                                                       2005      1.359          1.498             --
                                                       2004      1.191          1.359             --
                                                       2003      1.081          1.191             --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (9/03)..........  2006      1.262          1.324             --
                                                       2005      1.232          1.262             --
                                                       2004      1.144          1.232             --
                                                       2003      1.057          1.144             --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.164          1.192             --
                                                       2005      1.158          1.164             --
                                                       2004      1.070          1.158             --
                                                       2003      1.005          1.070             --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.271          1.314             --
                                                       2005      1.231          1.271             --
                                                       2004      1.136          1.231             --
                                                       2003      1.012          1.136             --

  Travelers Large Cap Subaccount (11/03).............  2006      1.254          1.291             --
                                                       2005      1.177          1.254             --
                                                       2004      1.127          1.177             --
                                                       2003      1.084          1.127             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165             --
                                                       2005      1.019          1.097             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.028          1.030             --
                                                       2005      1.017          1.028             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.101             --
                                                       2005      1.000          1.064             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.075          1.120             --
                                                       2005      1.000          1.075             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063             --
                                                       2005      1.000          1.044             --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.355          1.437             --
                                                       2005      1.233          1.355             --
                                                       2004      1.086          1.233             --
                                                       2003      0.993          1.086             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.313          1.387             --
                                                       2005      1.299          1.313             --
                                                       2004      1.162          1.299             --
                                                       2003      1.000          1.162             --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.170          1.206             --
                                                       2005      1.159          1.170             --
                                                       2004      1.061          1.159             --
                                                       2003      1.000          1.061             --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.157          1.248             --
                                                       2005      1.108          1.157             --
                                                       2004      0.961          1.108             --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.423          1.632             --
                                                       2005      1.325          1.423             --
                                                       2004      1.168          1.325             --
                                                       2003      1.008          1.168             --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.275          1.351             --
                                                       2005      1.227          1.275             --
                                                       2004      1.127          1.227             --
                                                       2003      1.000          1.127             --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.048          1.101             --
                                                       2005      1.000          1.048             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.110             --
                                                       2005      1.082          1.100             --
                                                       2004      0.970          1.082             --

  Travelers Quality Bond Subaccount (6/03)...........  2006      0.999          0.989             --
                                                       2005      1.003          0.999             --
                                                       2004      0.991          1.003             --
                                                       2003      1.000          0.991             --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.233          1.285             --
                                                       2005      1.233          1.233             --
                                                       2004      1.141          1.233             --
                                                       2003      1.062          1.141             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269             --
                                                       2005      1.000          1.104             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266             --
                                                       2005      1.000          1.105             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.067          1.028             --
                                                       2005      1.044          1.067             --
                                                       2004      1.002          1.044             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.520          1.455             --
                                                       2006      1.337          1.520             --
                                                       2005      1.310          1.337             --
                                                       2004      1.138          1.310             --
                                                       2003      1.000          1.138             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.266          1.395             --
                                                       2006      1.209          1.266             --
                                                       2005      1.144          1.209             --
                                                       2004      1.124          1.144             --
                                                       2003      1.064          1.124             --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.193          1.161                --
                                                       2005      1.060          1.193            18,304
                                                       2004      1.000          1.060                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.470          1.654         2,646,711
                                                       2006      1.246          1.470         2,316,123
                                                       2005      1.115          1.246         1,702,897
                                                       2004      1.000          1.115            36,102

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.337          1.471         5,314,317
                                                       2006      1.238          1.337         5,651,602
                                                       2005      1.088          1.238         4,567,347
                                                       2004      1.000          1.088           184,806

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.248          1.285         5,201,461
                                                       2006      1.106          1.248         5,391,379
                                                       2005      1.067          1.106         4,472,711
                                                       2004      1.000          1.067           205,206

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.356          1.340                --
                                                       2005      1.171          1.356           699,062
                                                       2004      1.000          1.171            63,661

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.354          1.760                --
                                                       2005      1.290          1.354         1,103,659
                                                       2004      1.000          1.290           226,453

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.195          1.254           260,805
                                                       2006      1.047          1.195           259,406
                                                       2005      1.024          1.047           252,647
                                                       2004      1.000          1.024            11,289

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.154          1.006         1,199,033
                                                       2006      1.136          1.154         1,190,819
                                                       2005      1.095          1.136           830,596
                                                       2004      1.000          1.095            87,418

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.208          1.311                --
                                                       2005      1.119          1.208           532,942
                                                       2004      1.000          1.119             2,018

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.209          1.346                --
                                                       2005      1.121          1.209           353,528
                                                       2004      1.000          1.121             2,171

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.384          1.590         2,150,603
                                                       2006      1.267          1.384         2,223,775
                                                       2005      1.109          1.267         1,706,411
                                                       2004      1.000          1.109           119,920

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.373          1.436            12,484
                                                       2006      1.232          1.373            12,409
                                                       2005      1.042          1.232            12,878
                                                       2004      1.000          1.042             6,188

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.565          1.768         2,631,249
                                                       2006      1.421          1.565         2,843,963
                                                       2005      1.229          1.421         2,230,946
                                                       2004      1.000          1.229            87,466

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.194          1.384                --
                                                       2005      1.102          1.194           990,685
                                                       2004      1.000          1.102            25,433

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      1.980          2.498           899,801
                                                       2006      1.578          1.980           786,876
                                                       2005      1.264          1.578           719,538
                                                       2004      1.000          1.264            26,697

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.487          1.682         1,387,974
                                                       2006      1.250          1.487         1,329,998
                                                       2005      1.158          1.250         1,042,837
                                                       2004      1.000          1.158            40,221

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.196          1.427                --
                                                       2005      1.121          1.196         1,110,977
                                                       2004      1.000          1.121            73,293

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.070          1.092                --
                                                       2005      1.078          1.070         1,124,786
                                                       2004      1.007          1.078            77,695

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.129          1.164                --
                                                       2005      1.070          1.129                --
                                                       2004      1.000          1.070                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.193          1.422                --
                                                       2006      1.145          1.193                --
                                                       2005      1.040          1.145                --
                                                       2004      1.000          1.040                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.217          1.451           117,710
                                                       2006      1.152          1.217            62,192
                                                       2005      1.054          1.152            58,032
                                                       2004      1.000          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.301          1.394                --
                                                       2006      1.126          1.301                --
                                                       2005      1.089          1.126                --
                                                       2004      1.000          1.089                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.149          1.284                --
                                                       2005      1.128          1.149           481,216
                                                       2004      1.000          1.128            29,978

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.267          1.218           962,281

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.236          1.276            76,666

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.234          1.269           922,200
                                                       2006      1.094          1.234           993,440
                                                       2005      1.072          1.094           973,101
                                                       2004      1.000          1.072           214,446

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.297          1.238           302,869

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.308          1.331           396,931
                                                       2006      1.129          1.308           384,687
                                                       2005      1.081          1.129           230,291
                                                       2004      1.000          1.081            37,417

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.079          1.077           230,542

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.326          1.429           537,444
                                                       2006      1.200          1.326           566,865
                                                       2005      1.168          1.200           515,489
                                                       2004      1.000          1.168           102,886

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.162          1.263            86,999
                                                       2006      1.102          1.162            85,721
                                                       2005      1.077          1.102            53,178
                                                       2004      1.000          1.077             9,403

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.022          1.015           259,741
                                                       2006      1.002          1.022           333,117
                                                       2005      0.999          1.002           256,561
                                                       2004      1.000          0.999            12,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.249          1.309                --
                                                       2006      1.079          1.249           362,130
                                                       2005      1.059          1.079           363,427
                                                       2004      1.000          1.059            56,696

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.045          1.087                --
                                                       2006      1.023          1.045           294,440
                                                       2005      0.992          1.023           259,379
                                                       2004      1.000          0.992            75,803

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.237          1.279                --
                                                       2006      1.137          1.237         1,326,621
                                                       2005      1.056          1.137         1,199,983
                                                       2004      1.000          1.056            62,522

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.193          1.244                --
                                                       2006      1.083          1.193           122,901
                                                       2005      1.067          1.083           123,100
                                                       2004      1.000          1.067            34,220

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.280          1.328                --
                                                       2006      1.114          1.280         2,060,355
                                                       2005      1.101          1.114         1,738,410
                                                       2004      1.000          1.101            36,909

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.355          1.492                --
                                                       2006      1.233          1.355         1,164,660
                                                       2005      1.162          1.233         1,117,938
                                                       2004      1.000          1.162            10,727

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092           152,729
                                                       2004      1.000          1.073             8,796

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.278          1.328           360,483
                                                       2006      1.346          1.278           366,183

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.168          1.175         1,585,197
                                                       2006      1.111          1.168           408,451

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.449                --
                                                       2006      1.310          1.384           254,914

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.436          1.443           251,610

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            19,997
                                                       2006      1.266          1.345            30,034

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.551          1.506           453,382
                                                       2006      1.411          1.551           342,140

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.370          1.751           713,526
                                                       2006      1.340          1.370           848,022

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.259          1.112           114,928

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235           222,797
                                                       2006      1.125          1.186           216,195

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.195           244,419
                                                       2006      1.093          1.142           247,923

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094         5,367,712
                                                       2006      1.001          1.074         3,296,336

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.069          1.053         1,467,588
                                                       2006      0.964          1.069            18,960

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.292           432,926
                                                       2006      1.197          1.178           404,613

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.370            70,046
                                                       2006      1.269          1.255            16,640

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.717          1.798            40,107

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.399          1.475         1,525,869
                                                       2006      1.270          1.399         1,344,846

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015         1,775,174
                                                       2006      1.003          1.216         1,899,267

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.079          1.139         1,336,360

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.291          1.328           105,687
                                                       2006      1.205          1.291           105,192

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.273                --
                                                       2006      1.101          1.155           128,621

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.222         1,422,594
                                                       2006      1.133          1.170         1,378,077

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.026          0.974         3,495,348
                                                       2006      1.003          1.026         1,351,798

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.116          1.317           379,860
                                                       2006      1.147          1.116           451,500

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.054          1.098         1,253,503
                                                       2006      1.018          1.054         1,254,251

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.031          1.061         1,820,261
                                                       2006      1.011          1.031           904,310

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.163          1.184         1,373,663
                                                       2006      1.151          1.163         1,404,920

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.212          1.236           893,077
                                                       2006      1.185          1.212           863,653

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069           305,099
                                                       2006      1.002          1.057           295,790

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075         1,552,347
                                                       2006      1.001          1.040         1,440,963

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074         1,369,968
                                                       2006      1.002          1.046         1,048,827

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         4,304,217
                                                       2006      1.002          1.051         4,187,791

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         2,060,139
                                                       2006      1.002          1.056         2,425,682

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.216          1.241         3,609,241
                                                       2006      1.141          1.216         3,412,925

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091         2,198,046
                                                       2006      0.996          1.048         2,326,062

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139            95,898
                                                       2006      0.998          1.066            23,617

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.199                --
                                                       2006      1.092          1.157         1,327,030

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.091          1.117         1,398,954
                                                       2006      1.057          1.091         1,358,775

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.004          1.011                --
                                                       2005      0.996          1.004           715,594
                                                       2004      1.000          0.996            57,824

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.103          1.164                --
                                                       2005      1.064          1.103         1,549,531
                                                       2004      1.000          1.064           424,626

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.075                --
                                                       2006      1.069          1.055         1,273,218
                                                       2005      1.069          1.069         1,035,338
                                                       2004      1.000          1.069            50,014

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.068          1.138         4,102,742
                                                       2006      1.050          1.068         4,100,505
                                                       2005      1.046          1.050         3,392,701
                                                       2004      1.000          1.046           481,867

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.597          1.726                --
                                                       2006      1.276          1.597                --
                                                       2005      1.161          1.276                --
                                                       2004      1.000          1.161                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.440          1.536                --
                                                       2006      1.253          1.440         1,618,484
                                                       2005      1.195          1.253         1,448,382
                                                       2004      1.000          1.195            72,299

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.125          1.197                --
                                                       2005      1.056          1.125           386,995
                                                       2004      1.000          1.056            39,478

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.027          1.093                --
                                                       2005      1.044          1.027           154,390
                                                       2004      1.000          1.044                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.234          1.346                --
                                                       2005      1.121          1.234           263,377
                                                       2004      1.000          1.121            20,369

  Travelers Equity Income Subaccount (9/03)..........  2006      1.130          1.185                --
                                                       2005      1.104          1.130           764,026
                                                       2004      1.000          1.104            27,594

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.085          1.111                --
                                                       2005      1.080          1.085           429,290
                                                       2004      1.000          1.080            33,286

  Travelers Federated Stock Subaccount (10/03).......  2006      1.116          1.153                --
                                                       2005      1.081          1.116             2,596
                                                       2004      1.000          1.081                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.118          1.151                --
                                                       2005      1.050          1.118         1,276,505
                                                       2004      1.000          1.050           118,396

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.165                --
                                                       2005      1.019          1.097           198,885

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.028          1.030                --
                                                       2005      1.017          1.028           773,521

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064         2,325,431

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074         1,637,425

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.044          1.063                --
                                                       2005      1.000          1.044           295,320

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.236          1.310                --
                                                       2005      1.126          1.236           265,953
                                                       2004      1.000          1.126                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.147                --
                                                       2005      1.075          1.086           428,123
                                                       2004      1.000          1.075           125,343

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.107          1.141                --
                                                       2005      1.097          1.107         3,147,940
                                                       2004      1.000          1.097            65,059

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.177          1.270                --
                                                       2005      1.128          1.177         1,049,698
                                                       2004      1.000          1.128            94,777

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.231          1.411                --
                                                       2005      1.147          1.231           245,602
                                                       2004      1.000          1.147            35,228

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.137          1.205                --
                                                       2005      1.095          1.137           117,233
                                                       2004      1.000          1.095                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.101                --
                                                       2005      1.000          1.047           100,497

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.123          1.133                --
                                                       2005      1.106          1.123         1,120,559
                                                       2004      1.000          1.106            24,047

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.029          1.018                --
                                                       2005      1.033          1.029           900,413
                                                       2004      1.000          1.033           395,013

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.099          1.145                --
                                                       2005      1.100          1.099           100,357
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.104          1.269                --
                                                       2005      1.000          1.104            16,871

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105             6,935

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.098          1.057                --
                                                       2005      1.074          1.098         1,225,273
                                                       2004      1.032          1.074            76,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.314          1.257         2,213,848
                                                       2006      1.156          1.314         2,206,426
                                                       2005      1.133          1.156         2,263,580
                                                       2004      1.000          1.133            94,256

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.149          1.266                --
                                                       2006      1.098          1.149                --
                                                       2005      1.039          1.098                --
                                                       2004      1.000          1.039                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.363          1.326                --
                                                       2005      1.212          1.363           287,757
                                                       2004      1.142          1.212           302,997
                                                       2003      1.000          1.142            40,785

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.925          2.165         1,455,558
                                                       2006      1.633          1.925         1,513,022
                                                       2005      1.461          1.633         1,456,604
                                                       2004      1.315          1.461           892,275
                                                       2003      1.000          1.315            12,605

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.697          1.867         4,496,561
                                                       2006      1.573          1.697         4,983,958
                                                       2005      1.382          1.573         5,049,623
                                                       2004      1.255          1.382         2,602,616
                                                       2003      1.000          1.255            83,113

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.582          1.627         5,691,178
                                                       2006      1.403          1.582         5,928,553
                                                       2005      1.353          1.403         5,980,826
                                                       2004      1.252          1.353         2,605,912
                                                       2003      1.000          1.252            26,953

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.642          1.622                --
                                                       2005      1.419          1.642           388,607
                                                       2004      1.212          1.419           104,463
                                                       2003      1.000          1.212                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.701          2.209                --
                                                       2005      1.621          1.701         1,209,970
                                                       2004      1.260          1.621           560,197
                                                       2003      1.000          1.260            47,454

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.400          1.468            83,213
                                                       2006      1.227          1.400           104,311
                                                       2005      1.201          1.227            93,439
                                                       2004      1.167          1.201            65,019
                                                       2003      1.000          1.167             5,498

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.469          1.279         1,028,757
                                                       2006      1.446          1.469         1,076,557
                                                       2005      1.395          1.446         1,181,513
                                                       2004      1.280          1.395           641,267
                                                       2003      1.000          1.280            21,213

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.301          1.412                --
                                                       2005      1.206          1.301         1,394,144
                                                       2004      1.078          1.206           415,902
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.298          1.445                --
                                                       2005      1.204          1.298           952,863
                                                       2004      1.071          1.204           523,507
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.736          1.994         2,530,695
                                                       2006      1.591          1.736         2,149,637
                                                       2005      1.393          1.591         2,120,720
                                                       2004      1.235          1.393           793,503
                                                       2003      1.000          1.235            29,165

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.543          1.612           121,195
                                                       2006      1.384          1.543           146,817
                                                       2005      1.171          1.384           141,530
                                                       2004      1.181          1.171            90,277
                                                       2003      1.000          1.181             7,866

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.183          2.465         2,045,218
                                                       2006      1.983          2.183         1,802,953
                                                       2005      1.716          1.983         1,841,980
                                                       2004      1.406          1.716           736,376
                                                       2003      1.000          1.406            59,277

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.436          1.665                --
                                                       2005      1.327          1.436           811,802
                                                       2004      1.203          1.327           412,350
                                                       2003      1.000          1.203            17,717

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.817          3.552           636,509
                                                       2006      2.246          2.817           618,353
                                                       2005      1.800          2.246           528,625
                                                       2004      1.474          1.800           292,718
                                                       2003      1.000          1.474             3,398

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.985          2.244         1,704,252
                                                       2006      1.669          1.985         2,025,219
                                                       2005      1.547          1.669         1,910,898
                                                       2004      1.333          1.547           840,583
                                                       2003      1.214          1.333            14,359

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.602          1.911                --
                                                       2005      1.503          1.602         1,536,373
                                                       2004      1.323          1.503           797,277
                                                       2003      1.000          1.323             1,243

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.051          1.073                --
                                                       2005      1.059          1.051           490,312
                                                       2004      0.990          1.059           132,910

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.257                --
                                                       2005      1.156          1.219            52,681
                                                       2004      1.090          1.156            52,966
                                                       2003      1.000          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.521          1.813            14,010
                                                       2006      1.461          1.521            29,276
                                                       2005      1.328          1.461            30,987
                                                       2004      1.188          1.328            33,248
                                                       2003      1.000          1.188                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.569          1.869           515,499
                                                       2006      1.486          1.569           108,787
                                                       2005      1.360          1.486           101,400
                                                       2004      1.381          1.360            39,464
                                                       2003      1.000          1.381                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.527          1.635            51,787
                                                       2006      1.322          1.527            52,524
                                                       2005      1.279          1.322            52,215
                                                       2004      1.249          1.279            40,007
                                                       2003      1.000          1.249                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           458,145
                                                       2004      1.330          1.496           242,441
                                                       2003      1.000          1.330            22,520

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.625          1.562           765,877

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.503          1.551           147,421

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.500          1.541           944,631
                                                       2006      1.331          1.500         1,027,970
                                                       2005      1.304          1.331         1,030,952
                                                       2004      1.208          1.304           877,263
                                                       2003      1.000          1.208            37,287

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.694          1.617           442,906

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.657          1.686            99,847
                                                       2006      1.431          1.657            97,952
                                                       2005      1.372          1.431           128,158
                                                       2004      1.269          1.372           144,040
                                                       2003      1.000          1.269            25,320

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.393          1.390           204,714

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.822          1.962           305,726
                                                       2006      1.650          1.822           344,283
                                                       2005      1.606          1.650           353,493
                                                       2004      1.425          1.606           234,089
                                                       2003      1.000          1.425            20,906

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.124          1.220            31,926
                                                       2006      1.065          1.124            33,010
                                                       2005      1.042          1.065            31,218
                                                       2004      0.945          1.042            11,831

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.010          1.002           311,143
                                                       2006      0.990          1.010           528,110
                                                       2005      0.988          0.990           545,836
                                                       2004      0.997          0.988           307,958
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.632          1.710                --
                                                       2006      1.411          1.632           459,396
                                                       2005      1.385          1.411           480,898
                                                       2004      1.306          1.385           416,678
                                                       2003      1.000          1.306            55,335

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.349          1.403                --
                                                       2006      1.322          1.349           222,426
                                                       2005      1.283          1.322           262,566
                                                       2004      1.303          1.283           218,005
                                                       2003      1.000          1.303             6,042

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.587          1.640                --
                                                       2006      1.459          1.587           787,114
                                                       2005      1.356          1.459           841,232
                                                       2004      1.269          1.356           442,525
                                                       2003      1.000          1.269            16,040

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.451          1.513                --
                                                       2006      1.319          1.451           148,691
                                                       2005      1.299          1.319           144,857
                                                       2004      1.224          1.299           112,911
                                                       2003      1.000          1.224                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.587          1.646                --
                                                       2006      1.381          1.587         2,413,364
                                                       2005      1.366          1.381         2,329,859
                                                       2004      1.239          1.366           904,055
                                                       2003      1.000          1.239            34,800

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.774          1.952                --
                                                       2006      1.614          1.774         1,419,432
                                                       2005      1.523          1.614         1,463,114
                                                       2004      1.254          1.523           645,257
                                                       2003      1.000          1.254             7,892

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.075          1.108                --
                                                       2005      1.057          1.075         1,341,719
                                                       2004      0.981          1.057           262,512

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.682          1.747           347,984
                                                       2006      1.773          1.682           356,935

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.290          1.298         1,016,007
                                                       2006      1.228          1.290           636,453

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.612          1.688                --
                                                       2006      1.527          1.612           886,903

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.674          1.680           694,997

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303            70,023
                                                       2006      1.265          1.344            40,159

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.931          1.875           584,422
                                                       2006      1.759          1.931           516,875

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.658          2.117           378,426
                                                       2006      1.622          1.658           398,098

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.258          1.111            28,764

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.167          1.215         1,093,961
                                                       2006      1.108          1.167         1,049,288

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.292          1.352           385,304
                                                       2006      1.237          1.292           588,394

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093         5,221,752
                                                       2006      1.001          1.074         2,003,216

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.052         2,245,659
                                                       2006      0.964          1.068             4,548

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.420          1.556           211,802
                                                       2006      1.442          1.420           236,271

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.254          1.368            24,823
                                                       2006      1.268          1.254            14,071

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.166          2.268           269,588

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.372          1.446         1,074,580
                                                       2006      1.246          1.372           986,438

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014         1,759,663
                                                       2006      1.003          1.216         2,167,888

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.121          1.183         1,526,207

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.522          1.565           124,903
                                                       2006      1.420          1.522           129,602

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.272                --
                                                       2006      1.100          1.154            36,564

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.194         1,032,967
                                                       2006      1.107          1.143         1,289,777

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.974         3,139,562
                                                       2006      1.003          1.025         2,055,513

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.480          1.745           487,924
                                                       2006      1.522          1.480           498,240

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.043          1.085           872,511
                                                       2006      1.007          1.043           856,478

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.042         2,665,576
                                                       2006      0.994          1.013         2,018,834

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.391           455,692
                                                       2006      1.353          1.367           518,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.453          1.480         1,101,422
                                                       2006      1.421          1.453         1,106,678

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068            45,757
                                                       2006      1.002          1.057            35,893

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074           102,739
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073           336,643
                                                       2006      1.002          1.046           343,609

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074           810,768
                                                       2006      1.002          1.051           281,822

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074            55,902
                                                       2006      1.002          1.056            47,689

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.356          1.383         3,059,145
                                                       2006      1.273          1.356         3,484,270

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090         4,286,521
                                                       2006      0.996          1.047         4,428,477

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138           430,557
                                                       2006      0.998          1.065           423,026

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.136          1.177                --
                                                       2006      1.073          1.136           464,415

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.058          1.082           422,333
                                                       2006      1.025          1.058           324,339

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.987          0.994                --
                                                       2005      0.980          0.987         1,995,363
                                                       2004      0.991          0.980         1,392,585
                                                       2003      1.000          0.991            72,439

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.086          1.146                --
                                                       2005      1.049          1.086           594,115
                                                       2004      0.991          1.049            91,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.116                --
                                                       2006      1.112          1.096         1,382,555
                                                       2005      1.112          1.112         1,373,373
                                                       2004      1.043          1.112           771,777
                                                       2003      1.000          1.043            28,541

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.057          1.126         3,822,883
                                                       2006      1.040          1.057         4,294,800
                                                       2005      1.037          1.040         4,237,969
                                                       2004      1.009          1.037         1,700,787
                                                       2003      1.000          1.009            81,011

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.015          2.178                --
                                                       2006      1.611          2.015            91,602
                                                       2005      1.466          1.611            86,395
                                                       2004      1.289          1.466            29,664
                                                       2003      1.000          1.289             3,747

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.120          2.260                --
                                                       2006      1.846          2.120           736,633
                                                       2005      1.761          1.846           743,357
                                                       2004      1.425          1.761           384,308
                                                       2003      1.000          1.425            37,938

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.356          1.442                --
                                                       2005      1.274          1.356           252,731
                                                       2004      1.221          1.274           150,776
                                                       2003      1.000          1.221                --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.163          1.237                --
                                                       2005      1.183          1.163           679,742
                                                       2004      1.137          1.183           507,688
                                                       2003      1.000          1.137           150,302

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.626          1.773                --
                                                       2005      1.477          1.626           338,567
                                                       2004      1.295          1.477           171,731
                                                       2003      1.000          1.295             3,737

  Travelers Equity Income Subaccount (9/03)..........  2006      1.354          1.421                --
                                                       2005      1.324          1.354         1,168,539
                                                       2004      1.230          1.324           484,669
                                                       2003      1.000          1.230                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.199          1.228                --
                                                       2005      1.194          1.199           639,358
                                                       2004      1.105          1.194           498,004
                                                       2003      1.000          1.105            19,555

  Travelers Federated Stock Subaccount (10/03).......  2006      1.392          1.439                --
                                                       2005      1.350          1.392            58,763
                                                       2004      1.247          1.350            68,815
                                                       2003      1.000          1.247            26,121

  Travelers Large Cap Subaccount (11/03).............  2006      1.315          1.353                --
                                                       2005      1.235          1.315           477,772
                                                       2004      1.184          1.235           217,556
                                                       2003      1.000          1.184                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.097          1.164                --
                                                       2005      1.018          1.097            26,736

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.027          1.029                --
                                                       2005      1.017          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.064          1.100                --
                                                       2005      1.000          1.064           256,870

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.119                --
                                                       2005      1.000          1.074            42,299

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062                --
                                                       2005      1.000          1.043           330,800

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.441          1.527                --
                                                       2005      1.313          1.441           918,709
                                                       2004      1.157          1.313           427,107
                                                       2003      1.000          1.157                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.440          1.522                --
                                                       2005      1.427          1.440           462,304
                                                       2004      1.277          1.427           191,307
                                                       2003      1.000          1.277            14,628

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.235          1.273                --
                                                       2005      1.225          1.235         3,314,713
                                                       2004      1.122          1.225         1,998,244
                                                       2003      1.000          1.122            39,388

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.246                --
                                                       2005      1.107          1.155           906,049
                                                       2004      0.961          1.107           379,836

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.533          1.759                --
                                                       2005      1.430          1.533           411,464
                                                       2004      1.262          1.430           206,669
                                                       2003      1.000          1.262                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.341          1.420                --
                                                       2005      1.292          1.341           123,560
                                                       2004      1.187          1.292            50,281
                                                       2003      1.000          1.187                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100                --
                                                       2005      1.000          1.047            17,119

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.107                --
                                                       2005      1.082          1.098         1,112,446
                                                       2004      0.970          1.082           417,054

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.018          1.007                --
                                                       2005      1.023          1.018           953,872
                                                       2004      1.012          1.023           559,067
                                                       2003      1.000          1.012            12,933

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.320          1.375                --
                                                       2005      1.321          1.320           122,901
                                                       2004      1.224          1.321            68,643
                                                       2003      1.000          1.224                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.268                --
                                                       2005      1.000          1.103                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.066          1.025                --
                                                       2005      1.043          1.066           352,220
                                                       2004      1.002          1.043            83,114

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.674          1.601         1,338,083
                                                       2006      1.473          1.674         1,653,320
                                                       2005      1.445          1.473         1,733,562
                                                       2004      1.256          1.445         1,089,664
                                                       2003      1.000          1.256            50,511

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.329          1.463             3,930
                                                       2006      1.271          1.329             3,932
                                                       2005      1.203          1.271             3,935
                                                       2004      1.183          1.203             3,938
                                                       2003      1.000          1.183                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.922          2.160           81,956
                                                       2006      1.630          1.922           56,729
                                                       2005      1.460          1.630           67,290
                                                       2004      1.315          1.460           65,170
                                                       2003      1.000          1.315               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.694          1.863          239,521
                                                       2006      1.570          1.694          269,793
                                                       2005      1.381          1.570          280,474
                                                       2004      1.254          1.381          209,058
                                                       2003      1.000          1.254            5,869

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.579          1.623          199,981
                                                       2006      1.401          1.579          291,726
                                                       2005      1.352          1.401          286,824
                                                       2004      1.252          1.352          250,388
                                                       2003      1.000          1.252               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.640          1.620               --
                                                       2005      1.417          1.640           25,053
                                                       2004      1.212          1.417               --
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698           15,812
                                                       2004      1.259          1.619           14,722
                                                       2003      1.000          1.259               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.397          1.465           16,711
                                                       2006      1.225          1.397           16,732
                                                       2005      1.199          1.225           16,755
                                                       2004      1.167          1.199           16,134
                                                       2003      1.000          1.167            6,273

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.466          1.276           12,968
                                                       2006      1.444          1.466           12,979
                                                       2005      1.394          1.444           12,992
                                                       2004      1.279          1.394           13,005
                                                       2003      1.000          1.279            5,778

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           20,275
                                                       2004      1.078          1.205               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297           15,868
                                                       2004      1.071          1.203            1,648
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.733          1.990           72,445
                                                       2006      1.589          1.733               --
                                                       2005      1.392          1.589               --
                                                       2004      1.235          1.392               --
                                                       2003      1.000          1.235               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.540          1.608               --
                                                       2006      1.382          1.540               --
                                                       2005      1.170          1.382               --
                                                       2004      1.181          1.170               --
                                                       2003      1.000          1.181               --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.179          2.459           78,372
                                                       2006      1.981          2.179           71,231
                                                       2005      1.715          1.981           71,236
                                                       2004      1.405          1.715           64,896
                                                       2003      1.000          1.405               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434            2,386
                                                       2004      1.202          1.325               --
                                                       2003      1.000          1.202               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.812          3.544           16,182
                                                       2006      2.243          2.812               --
                                                       2005      1.798          2.243               --
                                                       2004      1.473          1.798               --
                                                       2003      1.000          1.473               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.982          2.239           31,530
                                                       2006      1.667          1.982           89,676
                                                       2005      1.546          1.667           62,143
                                                       2004      1.333          1.546           58,808
                                                       2003      1.213          1.333               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.600          1.907               --
                                                       2005      1.501          1.600           32,895
                                                       2004      1.322          1.501               --
                                                       2003      1.000          1.322               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050            4,270
                                                       2004      0.989          1.059            4,280

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.217          1.255               --
                                                       2005      1.155          1.217            6,457
                                                       2004      1.090          1.155            6,465
                                                       2003      1.000          1.090            6,474

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.566          1.865           63,021
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.277          1.320               --
                                                       2004      1.249          1.277               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.521          1.699               --
                                                       2005      1.494          1.521           53,278
                                                       2004      1.329          1.494           45,418
                                                       2003      1.000          1.329               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.622          1.558              370

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.500          1.547               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.497          1.537           66,578
                                                       2006      1.329          1.497           66,610
                                                       2005      1.302          1.329           59,105
                                                       2004      1.207          1.302           50,491
                                                       2003      1.000          1.207               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614           24,237

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.654          1.682               --
                                                       2006      1.429          1.654               --
                                                       2005      1.371          1.429               --
                                                       2004      1.269          1.371               --
                                                       2003      1.000          1.269               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.390          1.387            3,652

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.818          1.958               --
                                                       2006      1.647          1.818               --
                                                       2005      1.605          1.647               --
                                                       2004      1.424          1.605               --
                                                       2003      1.000          1.424               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.945          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629            7,041
                                                       2005      1.384          1.409            7,041
                                                       2004      1.305          1.384               --
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347            3,655
                                                       2005      1.282          1.320            3,657
                                                       2004      1.303          1.282            3,660
                                                       2003      1.000          1.303               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.583          1.636               --
                                                       2006      1.457          1.583              373
                                                       2005      1.354          1.457              376
                                                       2004      1.268          1.354              378
                                                       2003      1.000          1.268               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.448          1.510               --
                                                       2006      1.317          1.448               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.583          1.643               --
                                                       2006      1.380          1.583           90,310
                                                       2005      1.365          1.380           90,320
                                                       2004      1.238          1.365           65,061
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770           78,095
                                                       2005      1.521          1.612           87,362
                                                       2004      1.253          1.521           73,136
                                                       2003      1.000          1.253               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.981          1.057               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.679          1.743              827
                                                       2006      1.770          1.679              786

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.287          1.295           67,658
                                                       2006      1.226          1.287           67,661

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.609          1.684               --
                                                       2006      1.525          1.609            7,312

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.670          1.676            3,617

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.301               --
                                                       2006      1.264          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.928          1.871              882
                                                       2006      1.756          1.928              884

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.654          2.112           30,759
                                                       2006      1.620          1.654           27,339

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.257          1.109            3,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.165          1.213               --
                                                       2006      1.106          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.290          1.349           20,498
                                                       2006      1.235          1.290           17,963

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093           45,032
                                                       2006      1.001          1.074            7,088

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.051           88,565
                                                       2006      0.964          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.552           18,558
                                                       2006      1.440          1.417           18,564

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.253          1.366               --
                                                       2006      1.267          1.253               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.162          2.262           25,320

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.370          1.443           62,573
                                                       2006      1.244          1.370           62,901

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           24,218
                                                       2006      1.003          1.216           27,762

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.119          1.180           82,146

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.519          1.561               --
                                                       2006      1.418          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.271               --
                                                       2006      1.100          1.153               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.191               --
                                                       2006      1.106          1.142               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.973          115,234
                                                       2006      1.003          1.025          112,939

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.478          1.741               --
                                                       2006      1.519          1.478               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.041          1.083           11,864
                                                       2006      1.006          1.041           11,864

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.011          1.040           26,866
                                                       2006      0.993          1.011           20,954

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.364          1.388            1,042
                                                       2006      1.351          1.364            1,045

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.450          1.477              960
                                                       2006      1.419          1.450              963

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.353          1.379           32,905
                                                       2006      1.271          1.353           32,828

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089           92,469
                                                       2006      0.996          1.047           92,964

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.071          1.134            4,259

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.056          1.080           32,850
                                                       2006      1.024          1.056           32,850

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986           19,711
                                                       2004      0.990          0.979               --
                                                       2003      1.000          0.990               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.991          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094           80,190
                                                       2005      1.111          1.110           79,651
                                                       2004      1.042          1.111           37,955
                                                       2003      1.000          1.042               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.055          1.123          172,046
                                                       2006      1.039          1.055          174,828
                                                       2005      1.036          1.039          174,033
                                                       2004      1.009          1.036          135,135
                                                       2003      1.000          1.009               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.116          2.255               --
                                                       2006      1.843          2.116           74,693
                                                       2005      1.759          1.843           84,475
                                                       2004      1.424          1.759           90,101
                                                       2003      1.000          1.424               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.354          1.440               --
                                                       2005      1.273          1.354           18,579
                                                       2004      1.221          1.273           18,594
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161           17,971
                                                       2004      1.136          1.182           17,979
                                                       2003      1.000          1.136               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.623          1.770               --
                                                       2005      1.475          1.623              800
                                                       2004      1.294          1.475               --
                                                       2003      1.000          1.294               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (9/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353              965
                                                       2004      1.230          1.323               --
                                                       2003      1.000          1.230               --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198           67,664
                                                       2004      1.104          1.193           57,670
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.390          1.437               --
                                                       2005      1.348          1.390               --
                                                       2004      1.246          1.348               --
                                                       2003      1.000          1.246               --

  Travelers Large Cap Subaccount (11/03).............  2006      1.313          1.351               --
                                                       2005      1.234          1.313            1,048
                                                       2004      1.184          1.234               --
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.164               --
                                                       2005      1.018          1.096               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.027          1.029               --
                                                       2005      1.017          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099               --
                                                       2005      1.000          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.074          1.118               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.062               --
                                                       2005      1.000          1.043               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439            7,323
                                                       2004      1.157          1.312            3,711
                                                       2003      1.000          1.157               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438               --
                                                       2004      1.277          1.426               --
                                                       2003      1.000          1.277               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233           23,563
                                                       2004      1.122          1.224            9,678
                                                       2003      1.000          1.122               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154           67,521
                                                       2004      0.961          1.107               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531              887
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.100               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017           11,864
                                                       2004      1.011          1.022          104,938
                                                       2003      1.000          1.011               --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.318          1.373               --
                                                       2005      1.320          1.318               --
                                                       2004      1.224          1.320               --
                                                       2003      1.000          1.224               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267               --
                                                       2005      1.000          1.103               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264               --
                                                       2005      1.000          1.104               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065           32,850
                                                       2004      1.002          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.671          1.597           52,889
                                                       2006      1.471          1.671           53,653
                                                       2005      1.443          1.471           56,945
                                                       2004      1.256          1.443               --
                                                       2003      1.000          1.256               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.313          1.276                --
                                                       2005      1.168          1.313                --
                                                       2004      1.102          1.168                --
                                                       2003      1.000          1.102                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.761          1.978           840,994
                                                       2006      1.494          1.761         1,041,592
                                                       2005      1.339          1.494           704,913
                                                       2004      1.206          1.339            29,918
                                                       2003      1.000          1.206                --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.554          1.708         2,628,091
                                                       2006      1.441          1.554         2,851,992
                                                       2005      1.268          1.441         2,263,496
                                                       2004      1.152          1.268           125,978
                                                       2003      1.000          1.152                --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.448          1.488         2,645,032
                                                       2006      1.285          1.448         2,823,205
                                                       2005      1.241          1.285         2,335,087
                                                       2004      1.149          1.241           111,451
                                                       2003      1.000          1.149                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.534          1.514                --
                                                       2005      1.326          1.534           667,484
                                                       2004      1.134          1.326            65,584
                                                       2003      1.039          1.134                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.634          2.121                --
                                                       2005      1.559          1.634           351,748
                                                       2004      1.213          1.559            74,029
                                                       2003      1.064          1.213                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.302          1.364           273,507
                                                       2006      1.142          1.302           280,607
                                                       2005      1.119          1.142           192,118
                                                       2004      1.089          1.119            11,846
                                                       2003      1.000          1.089                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.358          1.181           616,224
                                                       2006      1.337          1.358           602,553
                                                       2005      1.292          1.337           491,235
                                                       2004      1.186          1.292            50,940
                                                       2003      1.062          1.186                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.298          1.409                --
                                                       2005      1.204          1.298           731,113
                                                       2004      1.080          1.204            13,789

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.295          1.441                --
                                                       2005      1.202          1.295           156,261
                                                       2004      1.123          1.202            33,250

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.628          1.867         1,313,370
                                                       2006      1.493          1.628         1,369,973
                                                       2005      1.308          1.493           893,793
                                                       2004      1.161          1.308            18,589
                                                       2003      1.000          1.161                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.426          1.488             4,011
                                                       2006      1.280          1.426             4,125
                                                       2005      1.085          1.280             4,126
                                                       2004      1.095          1.085                --
                                                       2003      1.021          1.095                --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.962          2.213           676,152
                                                       2006      1.784          1.962           775,174
                                                       2005      1.545          1.784           715,030
                                                       2004      1.267          1.545            65,385
                                                       2003      1.126          1.267                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.339          1.551                --
                                                       2005      1.238          1.339           475,900
                                                       2004      1.124          1.238             3,525
                                                       2003      1.008          1.124                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.530          3.187           403,505
                                                       2006      2.019          2.530           443,251
                                                       2005      1.620          2.019           396,666
                                                       2004      1.328          1.620             3,969
                                                       2003      1.094          1.328                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.804          2.037           996,302
                                                       2006      1.518          1.804           954,043
                                                       2005      1.409          1.518           736,248
                                                       2004      1.215          1.409            35,367
                                                       2003      1.106          1.215                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.432          1.706                --
                                                       2005      1.344          1.432           985,645
                                                       2004      1.184          1.344            40,440
                                                       2003      1.021          1.184                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.049          1.070                --
                                                       2005      1.058          1.049           324,297
                                                       2004      0.989          1.058            61,838

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.173          1.209                --
                                                       2005      1.114          1.173                --
                                                       2004      1.051          1.114                --
                                                       2003      1.000          1.051                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.419          1.690                --
                                                       2006      1.364          1.419                --
                                                       2005      1.242          1.364                --
                                                       2004      1.111          1.242                --
                                                       2003      1.022          1.111                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.402          1.668           110,919
                                                       2006      1.329          1.402            86,447
                                                       2005      1.217          1.329            75,828
                                                       2004      1.238          1.217             1,759
                                                       2003      1.137          1.238                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.395          1.493                --
                                                       2006      1.209          1.395                --
                                                       2005      1.171          1.209                --
                                                       2004      1.145          1.171                --
                                                       2003      1.010          1.145                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.404          1.568                --
                                                       2005      1.380          1.404           136,363
                                                       2004      1.228          1.380             1,848
                                                       2003      1.062          1.228                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415           547,431

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.379          1.422            44,088

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.393          1.429           733,899
                                                       2006      1.237          1.393           757,782
                                                       2005      1.213          1.237           595,190
                                                       2004      1.124          1.213            48,594
                                                       2003      1.000          1.124                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.529          1.459           197,223

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.481          1.505            99,793
                                                       2006      1.280          1.481           102,372
                                                       2005      1.228          1.280            87,775
                                                       2004      1.137          1.228            15,160
                                                       2003      1.004          1.137                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.259          1.255           170,500

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.626          1.749           161,322
                                                       2006      1.474          1.626           168,072
                                                       2005      1.436          1.474           156,684
                                                       2004      1.275          1.436            28,437
                                                       2003      1.084          1.275                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.121          1.216            78,233
                                                       2006      1.064          1.121            79,472
                                                       2005      1.042          1.064            78,032
                                                       2004      0.945          1.042                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.006          0.998           401,130
                                                       2006      0.988          1.006           385,372
                                                       2005      0.987          0.988           449,361
                                                       2004      0.997          0.987            27,520
                                                       2003      0.997          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.473          1.543                --
                                                       2006      1.275          1.473           165,601
                                                       2005      1.253          1.275           162,849
                                                       2004      1.182          1.253            86,014
                                                       2003      1.000          1.182                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.219          1.267                --
                                                       2006      1.196          1.219           197,379
                                                       2005      1.161          1.196           139,717
                                                       2004      1.181          1.161            22,729
                                                       2003      1.035          1.181                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.439          1.487                --
                                                       2006      1.324          1.439           565,079
                                                       2005      1.232          1.324           339,396
                                                       2004      1.154          1.232            77,188
                                                       2003      1.023          1.154                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.332          1.388                --
                                                       2006      1.211          1.332            44,599
                                                       2005      1.195          1.211            35,745
                                                       2004      1.127          1.195            21,267
                                                       2003      1.053          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.472          1.527                --
                                                       2006      1.283          1.472           730,045
                                                       2005      1.270          1.283           475,262
                                                       2004      1.153          1.270             2,656
                                                       2003      1.022          1.153                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.640          1.804                --
                                                       2006      1.494          1.640           606,292
                                                       2005      1.411          1.494           519,206
                                                       2004      1.163          1.411            30,770
                                                       2003      1.000          1.163                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.073          1.105                --
                                                       2005      1.057          1.073           679,063
                                                       2004      0.981          1.057                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.541          1.599            70,649
                                                       2006      1.625          1.541            79,313

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.244          1.251           427,039
                                                       2006      1.185          1.244           178,825

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.507          1.577                --
                                                       2006      1.428          1.507           216,336

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.563          1.569           189,339

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300            19,343
                                                       2006      1.264          1.342            14,302

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.781          1.727           264,726
                                                       2006      1.623          1.781           263,974

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.546          1.973           789,291
                                                       2006      1.514          1.546           826,014

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.255          1.108            17,040

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.164          1.210           375,883
                                                       2006      1.105          1.164           393,296

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.226          1.281            89,755
                                                       2006      1.175          1.226            88,915

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092         2,255,160
                                                       2006      1.001          1.073         1,270,799

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.068          1.051           853,336
                                                       2006      0.964          1.068               147

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.335          1.462           125,836
                                                       2006      1.357          1.335           138,759

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.252          1.365            32,855
                                                       2006      1.267          1.252            35,052

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.978          2.069            13,231

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.368          1.440           361,463
                                                       2006      1.243          1.368           313,564

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013           635,616
                                                       2006      1.003          1.215           628,389

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.063          1.121           750,049

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.439          1.478            14,193
                                                       2006      1.344          1.439           131,824

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.152          1.270                --
                                                       2006      1.099          1.152            16,748

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.189           505,340
                                                       2006      1.105          1.140           522,597

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.025          0.972         1,060,631
                                                       2006      1.003          1.025           547,716

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.341          1.580           187,033
                                                       2006      1.379          1.341           186,758

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.057           510,363
                                                       2006      0.983          1.017           520,252

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.012          1.040         3,044,420
                                                       2006      0.993          1.012         2,393,357

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.317           178,324
                                                       2006      1.283          1.296           195,332

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.369           804,811
                                                       2006      1.316          1.345           877,855

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067           262,470
                                                       2006      1.002          1.056           295,893

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072           110,046
                                                       2006      1.001          1.038           110,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071           420,572
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072         2,628,605
                                                       2006      1.002          1.050         3,011,751

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072           831,452
                                                       2006      1.002          1.055         1,118,164

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.276          1.301         1,788,299
                                                       2006      1.199          1.276         1,771,644

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088         2,312,451
                                                       2006      0.996          1.047         2,872,987

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            31,937
                                                       2006      0.998          1.064                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.133          1.174                --
                                                       2006      1.070          1.133           327,267

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.055          1.078           194,903
                                                       2006      1.023          1.055           179,342

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.987          0.993                --
                                                       2005      0.980          0.987           814,713
                                                       2004      0.992          0.980                --
                                                       2003      0.998          0.992                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.144                --
                                                       2005      1.048          1.085           280,009
                                                       2004      0.991          1.048           154,823

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.040          1.059                --
                                                       2006      1.056          1.040           732,836
                                                       2005      1.057          1.056           547,379
                                                       2004      0.992          1.057            56,526
                                                       2003      1.000          0.992                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.030          1.095         2,218,950
                                                       2006      1.014          1.030         2,080,833
                                                       2005      1.011          1.014         1,733,449
                                                       2004      0.986          1.011           190,746
                                                       2003      1.000          0.986                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.841          1.989                --
                                                       2006      1.473          1.841                --
                                                       2005      1.342          1.473                --
                                                       2004      1.181          1.342                --
                                                       2003      1.039          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.892          2.016                --
                                                       2006      1.648          1.892           312,050
                                                       2005      1.574          1.648           371,608
                                                       2004      1.275          1.574            40,231
                                                       2003      1.000          1.275                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.277          1.357                --
                                                       2005      1.201          1.277            95,600
                                                       2004      1.152          1.201                --
                                                       2003      1.075          1.152                --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.104          1.175                --
                                                       2005      1.125          1.104            67,247
                                                       2004      1.082          1.125               243
                                                       2003      1.019          1.082                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.491          1.625                --
                                                       2005      1.355          1.491            76,620
                                                       2004      1.190          1.355            18,697
                                                       2003      1.081          1.190                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (9/03)..........  2006      1.255          1.316                --
                                                       2005      1.228          1.255           651,011
                                                       2004      1.143          1.228            50,698
                                                       2003      1.056          1.143                --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.158          1.185                --
                                                       2005      1.155          1.158           228,882
                                                       2004      1.069          1.155            22,125
                                                       2003      1.005          1.069                --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.264          1.307                --
                                                       2005      1.227          1.264            31,338
                                                       2004      1.135          1.227            29,646
                                                       2003      1.012          1.135                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.248          1.283                --
                                                       2005      1.174          1.248           214,259
                                                       2004      1.126          1.174            33,560
                                                       2003      1.083          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.163                --
                                                       2005      1.018          1.096           201,791

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.027          1.028                --
                                                       2005      1.017          1.027           104,096

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.099                --
                                                       2005      1.000          1.063         2,749,098

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117                --
                                                       2005      1.000          1.073           889,770

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.043          1.061                --
                                                       2005      1.000          1.043                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.348          1.428                --
                                                       2005      1.230          1.348           184,688
                                                       2004      1.085          1.230             8,859
                                                       2003      0.993          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.306          1.379                --
                                                       2005      1.296          1.306           172,863
                                                       2004      1.161          1.296            30,567
                                                       2003      1.000          1.161                --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.164          1.199                --
                                                       2005      1.155          1.164         1,063,977
                                                       2004      1.060          1.155            39,021
                                                       2003      1.000          1.060                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.153          1.243                --
                                                       2005      1.107          1.153           275,590
                                                       2004      0.961          1.107            25,801

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.415          1.623                --
                                                       2005      1.321          1.415           205,780
                                                       2004      1.167          1.321            16,678
                                                       2003      1.008          1.167                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.269          1.344                --
                                                       2005      1.224          1.269           126,854
                                                       2004      1.126          1.224                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.047          1.099                --
                                                       2005      1.000          1.047            52,789

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.096          1.105                --
                                                       2005      1.081          1.096           236,815
                                                       2004      0.970          1.081                --

  Travelers Quality Bond Subaccount (6/03)...........  2006      0.994          0.983                --
                                                       2005      1.000          0.994           499,208
                                                       2004      0.989          1.000           225,445
                                                       2003      1.000          0.989                --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.227          1.278                --
                                                       2005      1.229          1.227            19,905
                                                       2004      1.140          1.229                --
                                                       2003      1.062          1.140                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.103          1.267                --
                                                       2005      1.000          1.103            28,855

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104            10,809

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.064          1.023                --
                                                       2005      1.042          1.064           196,472
                                                       2004      1.002          1.042            51,060

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.510          1.442           567,844
                                                       2006      1.330          1.510           730,174
                                                       2005      1.306          1.330           621,961
                                                       2004      1.137          1.306                --
                                                       2003      1.000          1.137                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.257          1.383                --
                                                       2006      1.203          1.257                --
                                                       2005      1.140          1.203                --
                                                       2004      1.123          1.140                --
                                                       2003      1.064          1.123                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.217          1.182               --
                                                       2005      1.084          1.217               --
                                                       2004      1.000          1.084               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.468          1.648               --
                                                       2006      1.247          1.468               --
                                                       2005      1.118          1.247               --
                                                       2004      1.000          1.118               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.348          1.480            3,070
                                                       2006      1.251          1.348            3,080
                                                       2005      1.101          1.251            3,091
                                                       2004      1.000          1.101               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.256          1.290           11,014
                                                       2006      1.115          1.256           10,918
                                                       2005      1.077          1.115           11,085
                                                       2004      1.000          1.077            3,331

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.345          1.328               --
                                                       2005      1.163          1.345               --
                                                       2004      1.000          1.163               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.259          1.633               --
                                                       2005      1.202          1.259            2,311
                                                       2004      1.000          1.202              766

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.202          1.259               --
                                                       2006      1.056          1.202               --
                                                       2005      1.034          1.056               --
                                                       2004      1.000          1.034               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.108          0.963               --
                                                       2006      1.092          1.108               --
                                                       2005      1.055          1.092               --
                                                       2004      1.000          1.055               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.199          1.302               --
                                                       2005      1.113          1.199              895
                                                       2004      0.999          1.113               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.182          1.314               --
                                                       2005      1.097          1.182               --
                                                       2004      1.000          1.097               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.402          1.608            6,179
                                                       2006      1.287          1.402            6,699
                                                       2005      1.128          1.287            6,611
                                                       2004      1.000          1.128            2,416

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.355          1.414               --
                                                       2006      1.217          1.355               --
                                                       2005      1.032          1.217               --
                                                       2004      1.000          1.032               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.521          1.715               --
                                                       2006      1.384          1.521               --
                                                       2005      1.199          1.384               --
                                                       2004      1.000          1.199               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.175          1.361               --
                                                       2005      1.087          1.175               --
                                                       2004      1.000          1.087               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      1.842          2.319               --
                                                       2006      1.470          1.842               --
                                                       2005      1.180          1.470               --
                                                       2004      1.000          1.180               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.475          1.665            5,990
                                                       2006      1.242          1.475            6,566
                                                       2005      1.153          1.242            6,907
                                                       2004      1.000          1.153            2,400

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.208          1.439               --
                                                       2005      1.135          1.208               --
                                                       2004      1.000          1.135               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.048          1.069               --
                                                       2005      1.058          1.048            5,275
                                                       2004      0.989          1.058            1,669

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.117          1.151               --
                                                       2005      1.061          1.117               --
                                                       2004      1.000          1.061               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.216          1.447               --
                                                       2006      1.170          1.216               --
                                                       2005      1.065          1.170               --
                                                       2004      1.000          1.065               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.169          1.391               --
                                                       2006      1.109          1.169               --
                                                       2005      1.017          1.109               --
                                                       2004      1.000          1.017               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.219          1.303               --
                                                       2006      1.057          1.219               --
                                                       2005      1.024          1.057               --
                                                       2004      1.000          1.024               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.134          1.265               --
                                                       2005      1.115          1.134               --
                                                       2004      1.000          1.115               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.242          1.192               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.241          1.279               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.248          1.280              916
                                                       2006      1.108          1.248              919
                                                       2005      1.087          1.108              922
                                                       2004      1.000          1.087               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.224               --

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.287          1.307               --
                                                       2006      1.113          1.287               --
                                                       2005      1.068          1.113               --
                                                       2004      1.000          1.068               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.086          1.083               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.266          1.362               --
                                                       2006      1.149          1.266               --
                                                       2005      1.120          1.149               --
                                                       2004      1.000          1.120               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.119          1.213               --
                                                       2006      1.063          1.119               --
                                                       2005      1.041          1.063               --
                                                       2004      0.945          1.041               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.008          0.999               --
                                                       2006      0.991          1.008               --
                                                       2005      0.990          0.991               --
                                                       2004      1.000          0.990               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.237          1.295               --
                                                       2006      1.071          1.237               --
                                                       2005      1.053          1.071               --
                                                       2004      1.000          1.053               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.052          1.094               --
                                                       2006      1.033          1.052               --
                                                       2005      1.004          1.033               --
                                                       2004      1.000          1.004               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.213          1.253               --
                                                       2006      1.117          1.213               --
                                                       2005      1.040          1.117               --
                                                       2004      1.000          1.040               --

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.199          1.249               --
                                                       2006      1.091          1.199               --
                                                       2005      1.076          1.091               --
                                                       2004      1.000          1.076               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.279          1.327               --
                                                       2006      1.116          1.279            1,383
                                                       2005      1.105          1.116            1,388
                                                       2004      1.000          1.105               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.375          1.513               --
                                                       2006      1.253          1.375            6,889
                                                       2005      1.184          1.253            6,814
                                                       2004      1.000          1.184            2,336

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.104               --
                                                       2005      1.056          1.072               --
                                                       2004      0.981          1.056               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.267          1.314               --
                                                       2006      1.337          1.267               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.147          1.152            5,705
                                                       2006      1.093          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.369          1.432               --
                                                       2006      1.298          1.369               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.420          1.425               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.341          1.298               --
                                                       2006      1.263          1.341               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.534          1.487              882
                                                       2006      1.398          1.534              885

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.355          1.728               --
                                                       2006      1.328          1.355               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.254          1.106               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.162          1.208               --
                                                       2006      1.104          1.162               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.123          1.173               --
                                                       2006      1.076          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.091            1,641
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.050            9,240
                                                       2006      0.964          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.181          1.292               --
                                                       2006      1.201          1.181               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.251          1.363               --
                                                       2006      1.266          1.251               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.694          1.771               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.366          1.438               --
                                                       2006      1.242          1.366               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012            3,166
                                                       2006      1.003          1.215            2,716

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.024          1.080            6,241

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.300          1.335               --
                                                       2006      1.214          1.300               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.268               --
                                                       2006      1.099          1.151               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.187               --
                                                       2006      1.104          1.139               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.971            6,624
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.136          1.337               --
                                                       2006      1.169          1.136               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.009          1.048               --
                                                       2006      0.975          1.009               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.049           21,363
                                                       2006      1.003          1.022           16,140

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.166          1.185              931
                                                       2006      1.156          1.166              934

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.200          1.221               --
                                                       2006      1.174          1.200               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066           55,497
                                                       2006      1.002          1.056           61,568

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070           53,048
                                                       2006      1.002          1.045           58,852

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071          107,731
                                                       2006      1.002          1.050          119,517

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.192          1.214               --
                                                       2006      1.120          1.192               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087            1,161
                                                       2006      0.996          1.046            1,165

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.172               --
                                                       2006      1.069          1.131            5,579

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.053          1.076               --
                                                       2006      1.022          1.053               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.003               --
                                                       2005      0.991          0.997           15,391
                                                       2004      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.084          1.143               --
                                                       2005      1.048          1.084               --
                                                       2004      0.991          1.048               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.002          1.020               --
                                                       2006      1.018          1.002            6,067
                                                       2005      1.020          1.018            5,409
                                                       2004      1.000          1.020            1,736

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.020          1.085               --
                                                       2006      1.005          1.020               --
                                                       2005      1.003          1.005               --
                                                       2004      1.000          1.003               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.576          1.703               --
                                                       2006      1.262          1.576               --
                                                       2005      1.150          1.262               --
                                                       2004      1.000          1.150               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.416          1.509               --
                                                       2006      1.235          1.416            4,484
                                                       2005      1.180          1.235            4,533
                                                       2004      1.000          1.180            1,569

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.130          1.201               --
                                                       2005      1.063          1.130               --
                                                       2004      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.012          1.076               --
                                                       2005      1.031          1.012               --
                                                       2004      1.000          1.031               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.227          1.337               --
                                                       2005      1.116          1.227               --
                                                       2004      1.000          1.116               --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.120          1.174               --
                                                       2005      1.097          1.120               --
                                                       2004      1.000          1.097               --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.068          1.093               --
                                                       2005      1.065          1.068               --
                                                       2004      1.000          1.065               --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.117          1.154               --
                                                       2005      1.085          1.117               --
                                                       2004      1.000          1.085               --

  Travelers Large Cap Subaccount (11/03).............  2006      1.124          1.156               --
                                                       2005      1.058          1.124              938
                                                       2004      1.000          1.058               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.096          1.162               --
                                                       2005      1.018          1.096           52,812

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.026          1.028               --
                                                       2005      1.017          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.063          1.098               --
                                                       2005      1.000          1.063          109,162

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.117               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060               --
                                                       2005      1.000          1.042           55,703

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.225          1.298               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.107          1.169               --
                                                       2005      1.098          1.107               --
                                                       2004      1.000          1.098               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.087          1.120               --
                                                       2005      1.080          1.087               --
                                                       2004      1.000          1.080               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.152          1.242               --
                                                       2005      1.106          1.152               --
                                                       2004      0.961          1.106               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.220          1.398               --
                                                       2005      1.139          1.220              888
                                                       2004      1.000          1.139               --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.147          1.214               --
                                                       2005      1.107          1.147               --
                                                       2004      1.000          1.107               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.099               --
                                                       2005      1.000          1.046               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.095          1.104               --
                                                       2005      1.081          1.095               --
                                                       2004      0.970          1.081               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      0.986          0.975               --
                                                       2005      0.992          0.986               --
                                                       2004      1.000          0.992               --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.099          1.144               --
                                                       2005      1.101          1.099               --
                                                       2004      1.000          1.101               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266               --
                                                       2005      1.000          1.102               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.063          1.022               --
                                                       2005      1.042          1.063               --
                                                       2004      1.002          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.311          1.252               --
                                                       2006      1.156          1.311               --
                                                       2005      1.135          1.156               --
                                                       2004      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.149          1.263               --
                                                       2006      1.101          1.149               --
                                                       2005      1.043          1.101               --
                                                       2004      1.000          1.043               --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.356          1.316                --
                                                       2005      1.208          1.356            60,669
                                                       2004      1.141          1.208            77,942
                                                       2003      1.000          1.141            12,824

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.911          2.145           344,380
                                                       2006      1.624          1.911           423,049
                                                       2005      1.457          1.624           336,669
                                                       2004      1.313          1.457           143,383
                                                       2003      1.000          1.313            19,633

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.685          1.850           908,634
                                                       2006      1.564          1.685         1,082,555
                                                       2005      1.377          1.564         1,120,658
                                                       2004      1.253          1.377           644,130
                                                       2003      1.000          1.253            32,809

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.571          1.612           736,065
                                                       2006      1.395          1.571           887,475
                                                       2005      1.349          1.395           907,897
                                                       2004      1.250          1.349           566,607
                                                       2003      1.000          1.250            76,884

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.633          1.612                --
                                                       2005      1.414          1.633            84,745
                                                       2004      1.210          1.414            21,556
                                                       2003      1.000          1.210                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.692          2.193                --
                                                       2005      1.615          1.692           471,254
                                                       2004      1.258          1.615           560,857
                                                       2003      1.000          1.258                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.390          1.455            69,173
                                                       2006      1.221          1.390            83,464
                                                       2005      1.197          1.221            86,468
                                                       2004      1.166          1.197            49,954
                                                       2003      1.000          1.166                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.458          1.267           176,675
                                                       2006      1.438          1.458           159,264
                                                       2005      1.391          1.438           161,612
                                                       2004      1.278          1.391            65,621
                                                       2003      1.000          1.278                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.295          1.405                --
                                                       2005      1.203          1.295           283,364
                                                       2004      1.078          1.203           131,244
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.293          1.438                --
                                                       2005      1.201          1.293           242,545
                                                       2004      1.071          1.201            97,797
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.724          1.976           297,842
                                                       2006      1.583          1.724           271,998
                                                       2005      1.388          1.583           307,231
                                                       2004      1.234          1.388           120,583
                                                       2003      1.000          1.234             8,318

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.532          1.597            52,389
                                                       2006      1.377          1.532            62,414
                                                       2005      1.167          1.377            57,146
                                                       2004      1.179          1.167             7,492
                                                       2003      1.000          1.179                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.167          2.442           171,685
                                                       2006      1.973          2.167           196,934
                                                       2005      1.710          1.973           209,941
                                                       2004      1.404          1.710           101,252
                                                       2003      1.000          1.404             7,534

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.429          1.653                --
                                                       2005      1.322          1.429           245,462
                                                       2004      1.201          1.322           141,873
                                                       2003      1.000          1.201            42,877

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.797          3.519           159,480
                                                       2006      2.234          2.797           447,887
                                                       2005      1.794          2.234           402,970
                                                       2004      1.472          1.794            65,791
                                                       2003      1.000          1.472                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.971          2.224           410,358
                                                       2006      1.661          1.971           356,103
                                                       2005      1.542          1.661           747,851
                                                       2004      1.331          1.542           259,760
                                                       2003      1.213          1.331                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.594          1.897                --
                                                       2005      1.498          1.594           187,715
                                                       2004      1.321          1.498            42,469
                                                       2003      1.000          1.321            19,698

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.047          1.068                --
                                                       2005      1.058          1.047            96,846
                                                       2004      0.989          1.058             8,024

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.213          1.250                --
                                                       2005      1.153          1.213            16,456
                                                       2004      1.089          1.153            16,913
                                                       2003      1.000          1.089                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.510          1.796             6,405
                                                       2006      1.453          1.510            18,949
                                                       2005      1.324          1.453            18,961
                                                       2004      1.186          1.324            18,974
                                                       2003      1.000          1.186                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.557          1.852            26,942
                                                       2006      1.478          1.557             8,925
                                                       2005      1.355          1.478             8,768
                                                       2004      1.379          1.355             6,427
                                                       2003      1.000          1.379                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.515          1.619                --
                                                       2006      1.315          1.515                --
                                                       2005      1.274          1.315                --
                                                       2004      1.248          1.274                --
                                                       2003      1.000          1.248                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.515          1.690                --
                                                       2005      1.491          1.515           147,714
                                                       2004      1.328          1.491            90,840
                                                       2003      1.000          1.328                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.612          1.547            93,300

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.491          1.537                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.489          1.527            94,372
                                                       2006      1.324          1.489           175,632
                                                       2005      1.299          1.324           173,286
                                                       2004      1.206          1.299            98,677
                                                       2003      1.000          1.206                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.681          1.602            61,259

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.645          1.670            53,185
                                                       2006      1.424          1.645            53,206
                                                       2005      1.367          1.424            57,824
                                                       2004      1.268          1.367           120,062
                                                       2003      1.000          1.268                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.382          1.377            84,722

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.808          1.944           106,911
                                                       2006      1.641          1.808           144,134
                                                       2005      1.601          1.641           150,971
                                                       2004      1.423          1.601            88,716
                                                       2003      1.000          1.423                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.118          1.211             3,195
                                                       2006      1.062          1.118             3,363
                                                       2005      1.041          1.062             3,240
                                                       2004      0.945          1.041             3,300

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.003          0.993            14,830
                                                       2006      0.986          1.003            44,516
                                                       2005      0.985          0.986           557,602
                                                       2004      0.997          0.985           374,315
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.620          1.696                --
                                                       2006      1.404          1.620            67,232
                                                       2005      1.380          1.404            49,146
                                                       2004      1.304          1.380             3,351
                                                       2003      1.000          1.304                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.339          1.392                --
                                                       2006      1.315          1.339           111,849
                                                       2005      1.279          1.315           112,899
                                                       2004      1.302          1.279            77,833
                                                       2003      1.000          1.302                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.575          1.627                --
                                                       2006      1.451          1.575           101,426
                                                       2005      1.351          1.451           114,644
                                                       2004      1.267          1.351            52,642
                                                       2003      1.000          1.267                --

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.441          1.501                --
                                                       2006      1.311          1.441                --
                                                       2005      1.295          1.311                --
                                                       2004      1.223          1.295                --
                                                       2003      1.000          1.223                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.575          1.633                --
                                                       2006      1.374          1.575           327,618
                                                       2005      1.362          1.374           366,784
                                                       2004      1.237          1.362           215,646
                                                       2003      1.000          1.237                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.761          1.936                --
                                                       2006      1.605          1.761           160,002
                                                       2005      1.518          1.605           284,853
                                                       2004      1.252          1.518           196,614
                                                       2003      1.000          1.252            12,278

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.072          1.103                --
                                                       2005      1.056          1.072            80,520
                                                       2004      0.981          1.056            78,925

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.670          1.731           111,464
                                                       2006      1.762          1.670           110,608

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.280          1.286           211,198
                                                       2006      1.220          1.280           168,715

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.600          1.674                --
                                                       2006      1.518          1.600           180,563

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.660          1.665           209,498

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296             4,677
                                                       2006      1.263          1.340            13,909

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.917          1.858           660,250
                                                       2006      1.748          1.917           179,995

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.645          2.098            65,036
                                                       2006      1.612          1.645            76,140

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.253          1.105             3,509

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.160          1.206            72,814
                                                       2006      1.103          1.160            80,424

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.283          1.339           349,726
                                                       2006      1.230          1.283           332,946

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090           574,070
                                                       2006      1.001          1.073           359,619

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.049           252,184
                                                       2006      0.964          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.409          1.541            64,373
                                                       2006      1.433          1.409            85,041

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.250          1.361                --
                                                       2006      1.266          1.250                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.149          2.246            28,484

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.365          1.435            92,665
                                                       2006      1.241          1.365           144,262

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           613,679
                                                       2006      1.003          1.214           728,078

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.112          1.172           238,103

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.511          1.550            43,579
                                                       2006      1.412          1.511            38,693

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.267                --
                                                       2006      1.098          1.151             4,600

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.185           241,089
                                                       2006      1.103          1.137           235,105

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.970           780,057
                                                       2006      1.003          1.024           543,052

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.470          1.729            28,659
                                                       2006      1.513          1.470            56,399

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.035          1.075           295,860
                                                       2006      1.001          1.035           371,120

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.033         1,455,566
                                                       2006      0.988          1.006         2,500,334

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.357          1.378            86,141
                                                       2006      1.345          1.357            92,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.442          1.467            71,121
                                                       2006      1.412          1.442            89,897

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065           429,944
                                                       2006      1.002          1.055            88,728

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071           372,568
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070             1,518
                                                       2006      1.002          1.044             2,322

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070           634,367
                                                       2006      1.002          1.050           598,432

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070           602,162
                                                       2006      1.002          1.054         1,165,541

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.346          1.370           459,270
                                                       2006      1.265          1.346           497,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086           620,159
                                                       2006      0.996          1.046           667,665

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135           107,652
                                                       2006      0.998          1.064            95,641

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.130          1.170                --
                                                       2006      1.068          1.130            66,062

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.052          1.074            11,790
                                                       2006      1.021          1.052            23,453

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.982          0.988                --
                                                       2005      0.977          0.982         1,775,830
                                                       2004      0.989          0.977         1,517,985
                                                       2003      1.000          0.989           212,768

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.083          1.141                --
                                                       2005      1.048          1.083             6,145
                                                       2004      0.991          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.088          1.108                --
                                                       2006      1.106          1.088           295,937
                                                       2005      1.108          1.106           310,580
                                                       2004      1.041          1.108           135,276
                                                       2003      1.000          1.041                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.050          1.116           475,341
                                                       2006      1.034          1.050           517,778
                                                       2005      1.033          1.034           594,447
                                                       2004      1.008          1.033           279,803
                                                       2003      1.000          1.008            68,242

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      2.000          2.161                --
                                                       2006      1.603          2.000             8,457
                                                       2005      1.462          1.603             8,879
                                                       2004      1.287          1.462             9,265
                                                       2003      1.000          1.287             8,464

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.104          2.242                --
                                                       2006      1.836          2.104           147,756
                                                       2005      1.755          1.836           174,902
                                                       2004      1.423          1.755           719,606
                                                       2003      1.000          1.423            18,683

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.349          1.433                --
                                                       2005      1.270          1.349            90,099
                                                       2004      1.220          1.270            47,755
                                                       2003      1.000          1.220                --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.156          1.230                --
                                                       2005      1.179          1.156           123,488
                                                       2004      1.135          1.179            95,891
                                                       2003      1.000          1.135            11,348

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.617          1.762                --
                                                       2005      1.472          1.617           107,069
                                                       2004      1.293          1.472            49,334
                                                       2003      1.000          1.293                --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.347          1.412                --
                                                       2005      1.320          1.347            76,202
                                                       2004      1.229          1.320            35,278
                                                       2003      1.000          1.229                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.193          1.220                --
                                                       2005      1.190          1.193           170,816
                                                       2004      1.103          1.190           147,687
                                                       2003      1.000          1.103            11,662

  Travelers Federated Stock Subaccount (10/03).......  2006      1.385          1.430                --
                                                       2005      1.345          1.385                --
                                                       2004      1.245          1.345                --
                                                       2003      1.000          1.245                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.308          1.345                --
                                                       2005      1.231          1.308            62,941
                                                       2004      1.183          1.231            12,695
                                                       2003      1.000          1.183             8,694

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.162                --
                                                       2005      1.018          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.026          1.027                --
                                                       2005      1.017          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.098                --
                                                       2005      1.000          1.062           469,242

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.073          1.116                --
                                                       2005      1.000          1.073           894,456

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.060                --
                                                       2005      1.000          1.042             2,205

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.433          1.518                --
                                                       2005      1.309          1.433           175,362
                                                       2004      1.156          1.309            61,424
                                                       2003      1.000          1.156             8,818

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.433          1.513                --
                                                       2005      1.422          1.433            32,684
                                                       2004      1.276          1.422            39,526
                                                       2003      1.000          1.276            23,267

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.228          1.265                --
                                                       2005      1.221          1.228           535,094
                                                       2004      1.121          1.221           470,295
                                                       2003      1.000          1.121                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.151          1.241                --
                                                       2005      1.106          1.151            69,505
                                                       2004      0.961          1.106            58,987

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.525          1.748                --
                                                       2005      1.425          1.525           133,861
                                                       2004      1.260          1.425            72,407
                                                       2003      1.000          1.260            41,364

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.334          1.412                --
                                                       2005      1.288          1.334            37,475
                                                       2004      1.186          1.288            14,897
                                                       2003      1.000          1.186                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.103                --
                                                       2005      1.080          1.094           288,785
                                                       2004      0.970          1.080           231,897

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.013          1.001                --
                                                       2005      1.020          1.013           499,580
                                                       2004      1.010          1.020           308,862
                                                       2003      1.000          1.010            56,488

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.313          1.367                --
                                                       2005      1.317          1.313            23,110
                                                       2004      1.223          1.317            12,146
                                                       2003      1.000          1.223            11,483

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.266                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.062          1.021                --
                                                       2005      1.041          1.062            30,326
                                                       2004      1.002          1.041             2,927

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.662          1.586           102,521
                                                       2006      1.465          1.662           122,507
                                                       2005      1.440          1.465           131,691
                                                       2004      1.255          1.440            80,157
                                                       2003      1.000          1.255            41,132

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.319          1.449                --
                                                       2006      1.264          1.319                --
                                                       2005      1.199          1.264                --
                                                       2004      1.182          1.199                --
                                                       2003      1.000          1.182                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.215          1.179                --
                                                       2005      1.083          1.215                --
                                                       2004      1.000          1.083                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.464          1.642                --
                                                       2006      1.244          1.464                --
                                                       2005      1.117          1.244                --
                                                       2004      1.000          1.117                --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.344          1.475                --
                                                       2006      1.248          1.344                --
                                                       2005      1.100          1.248                --
                                                       2004      1.000          1.100                --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.252          1.285                --
                                                       2006      1.113          1.252                --
                                                       2005      1.077          1.113                --
                                                       2004      1.000          1.077                --

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.342          1.325                --
                                                       2005      1.162          1.342                --
                                                       2004      1.000          1.162                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.257          1.628                --
                                                       2005      1.201          1.257                --
                                                       2004      1.000          1.201                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.199          1.254                --
                                                       2006      1.054          1.199                --
                                                       2005      1.033          1.054                --
                                                       2004      1.000          1.033                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.105          0.960                --
                                                       2006      1.090          1.105                --
                                                       2005      1.054          1.090                --
                                                       2004      1.000          1.054                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.197          1.299                --
                                                       2005      1.112          1.197                --
                                                       2004      0.999          1.112                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.179          1.311                --
                                                       2005      1.097          1.179                --
                                                       2004      1.000          1.097                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.398          1.602                --
                                                       2006      1.285          1.398                --
                                                       2005      1.127          1.285                --
                                                       2004      1.000          1.127                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.351          1.408                --
                                                       2006      1.215          1.351                --
                                                       2005      1.031          1.215                --
                                                       2004      1.000          1.031                --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.516          1.708                --
                                                       2006      1.381          1.516                --
                                                       2005      1.198          1.381                --
                                                       2004      1.000          1.198                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.173          1.357                --
                                                       2005      1.087          1.173                --
                                                       2004      1.000          1.087                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      1.837          2.310                --
                                                       2006      1.468          1.837                --
                                                       2005      1.179          1.468                --
                                                       2004      1.000          1.179                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.471          1.659                --
                                                       2006      1.240          1.471                --
                                                       2005      1.152          1.240                --
                                                       2004      1.000          1.152                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.206          1.435                --
                                                       2005      1.134          1.206                --
                                                       2004      1.000          1.134                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067                --
                                                       2005      1.057          1.046                --
                                                       2004      0.989          1.057                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.115          1.148                --
                                                       2005      1.060          1.115                --
                                                       2004      1.000          1.060                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.213          1.441                --
                                                       2006      1.167          1.213                --
                                                       2005      1.064          1.167                --
                                                       2004      1.000          1.064                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.166          1.386                --
                                                       2006      1.107          1.166                --
                                                       2005      1.016          1.107                --
                                                       2004      1.000          1.016                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.215          1.298                --
                                                       2006      1.055          1.215                --
                                                       2005      1.023          1.055                --
                                                       2004      1.000          1.023                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.132          1.262                --
                                                       2005      1.114          1.132                --
                                                       2004      1.000          1.114                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.238          1.188                --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.237          1.274                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.244          1.275                --
                                                       2006      1.106          1.244                --
                                                       2005      1.086          1.106                --
                                                       2004      1.000          1.086                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.280          1.220                --

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.283          1.302                --
                                                       2006      1.111          1.283                --
                                                       2005      1.067          1.111                --
                                                       2004      1.000          1.067                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.083          1.079                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.263          1.357                --
                                                       2006      1.146          1.263                --
                                                       2005      1.119          1.146                --
                                                       2004      1.000          1.119                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.116          1.209                --
                                                       2006      1.061          1.116                --
                                                       2005      1.040          1.061                --
                                                       2004      0.945          1.040                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.006          0.995                --
                                                       2006      0.989          1.006                --
                                                       2005      0.989          0.989                --
                                                       2004      1.000          0.989                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.234          1.291                --
                                                       2006      1.070          1.234                --
                                                       2005      1.052          1.070                --
                                                       2004      1.000          1.052                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.049          1.091                --
                                                       2006      1.031          1.049                --
                                                       2005      1.003          1.031                --
                                                       2004      1.000          1.003                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.210          1.249                --
                                                       2006      1.115          1.210                --
                                                       2005      1.039          1.115                --
                                                       2004      1.000          1.039                --

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.195          1.246                --
                                                       2006      1.089          1.195                --
                                                       2005      1.076          1.089                --
                                                       2004      1.000          1.076                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.276          1.323                --
                                                       2006      1.114          1.276                --
                                                       2005      1.104          1.114                --
                                                       2004      1.000          1.104                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.372          1.508                --
                                                       2006      1.251          1.372                --
                                                       2005      1.183          1.251                --
                                                       2004      1.000          1.183                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102                --
                                                       2005      1.056          1.071                --
                                                       2004      0.981          1.056                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.264          1.309                --
                                                       2006      1.334          1.264                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.144          1.148                --
                                                       2006      1.091          1.144                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.428                --
                                                       2006      1.296          1.365                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.416          1.419                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.294                --
                                                       2006      1.262          1.338                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.530          1.482                --
                                                       2006      1.395          1.530                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.351          1.722                --
                                                       2006      1.325          1.351                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.252          1.104                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.159          1.204                --
                                                       2006      1.102          1.159                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.120          1.168                --
                                                       2006      1.074          1.120                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.089                --
                                                       2006      1.001          1.072                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.067          1.048                --
                                                       2006      0.964          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.178          1.288                --
                                                       2006      1.198          1.178                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.359                --
                                                       2006      1.265          1.249                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.688          1.764                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.363          1.433                --
                                                       2006      1.239          1.363                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010                --
                                                       2006      1.003          1.214                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.021          1.076                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.297          1.330                --
                                                       2006      1.212          1.297                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.266                --
                                                       2006      1.098          1.150                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.183                --
                                                       2006      1.102          1.136                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.024          0.970                --
                                                       2006      1.003          1.024                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.133          1.332                --
                                                       2006      1.166          1.133                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.044                --
                                                       2006      0.973          1.006                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.045         3,579,297
                                                       2006      1.001          1.019         2,079,223

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.163          1.181                --
                                                       2006      1.153          1.163                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.196          1.216                --
                                                       2006      1.172          1.196                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064                --
                                                       2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069                --
                                                       2006      1.002          1.054                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.189          1.210                --
                                                       2006      1.118          1.189                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085                --
                                                       2006      0.996          1.046                --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134                --
                                                       2006      0.998          1.063                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.128          1.168                --
                                                       2006      1.067          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.051          1.072                --
                                                       2006      1.020          1.051                --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.995          1.001                --
                                                       2005      0.990          0.995                --
                                                       2004      1.000          0.990                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140                --
                                                       2005      1.047          1.082                --
                                                       2004      0.991          1.047                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.999          1.017                --
                                                       2006      1.016          0.999                --
                                                       2005      1.019          1.016                --
                                                       2004      1.000          1.019                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.017          1.081                --
                                                       2006      1.003          1.017                --
                                                       2005      1.002          1.003                --
                                                       2004      1.000          1.002                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.572          1.697                --
                                                       2006      1.260          1.572                --
                                                       2005      1.149          1.260                --
                                                       2004      1.000          1.149                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.412          1.504                --
                                                       2006      1.233          1.412                --
                                                       2005      1.179          1.233                --
                                                       2004      1.000          1.179                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.128          1.198                --
                                                       2005      1.062          1.128                --
                                                       2004      1.000          1.062                --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.010          1.074                --
                                                       2005      1.030          1.010                --
                                                       2004      1.000          1.030                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.224          1.334                --
                                                       2005      1.115          1.224                --
                                                       2004      1.000          1.115                --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.118          1.172                --
                                                       2005      1.096          1.118                --
                                                       2004      1.000          1.096                --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.066          1.091                --
                                                       2005      1.064          1.066                --
                                                       2004      1.000          1.064                --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.115          1.152                --
                                                       2005      1.084          1.115                --
                                                       2004      1.000          1.084                --

  Travelers Large Cap Subaccount (11/03).............  2006      1.122          1.153                --
                                                       2005      1.057          1.122                --
                                                       2004      1.000          1.057                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.095          1.161                --
                                                       2005      1.018          1.095                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.026          1.027                --
                                                       2005      1.017          1.026                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097                --
                                                       2005      1.000          1.062                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.116                --
                                                       2005      1.000          1.072                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.042          1.059                --
                                                       2005      1.000          1.042                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.223          1.296                --
                                                       2005      1.118          1.223                --
                                                       2004      1.000          1.118                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.105          1.166                --
                                                       2005      1.098          1.105                --
                                                       2004      1.000          1.098                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.085          1.118                --
                                                       2005      1.079          1.085                --
                                                       2004      1.000          1.079                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.150          1.239                --
                                                       2005      1.106          1.150                --
                                                       2004      0.961          1.106                --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.218          1.395                --
                                                       2005      1.138          1.218                --
                                                       2004      1.000          1.138                --

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.145          1.212                --
                                                       2005      1.106          1.145                --
                                                       2004      1.000          1.106                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.046          1.098                --
                                                       2005      1.000          1.046                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.094          1.102                --
                                                       2005      1.080          1.094                --
                                                       2004      0.970          1.080                --

  Travelers Quality Bond Subaccount (6/03)...........  2006      0.984          0.973                --
                                                       2005      0.992          0.984                --
                                                       2004      1.000          0.992                --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.097          1.142                --
                                                       2005      1.100          1.097                --
                                                       2004      1.000          1.100                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.102          1.265                --
                                                       2005      1.000          1.102                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262                --
                                                       2005      1.000          1.103                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.061          1.020                --
                                                       2005      1.041          1.061                --
                                                       2004      1.001          1.041                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.308          1.247                --
                                                       2006      1.153          1.308                --
                                                       2005      1.134          1.153                --
                                                       2004      1.000          1.134                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.146          1.258                --
                                                       2006      1.099          1.146                --
                                                       2005      1.043          1.099                --
                                                       2004      1.000          1.043                --




           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.186          1.151               --
                                                       2005      1.058          1.186            5,922
                                                       2004      1.000          1.058            6,266

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.457          1.634          101,536
                                                       2006      1.239          1.457           85,792
                                                       2005      1.113          1.239           85,749
                                                       2004      1.000          1.113           49,935

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.325          1.453          338,230
                                                       2006      1.231          1.325          434,027
                                                       2005      1.086          1.231          517,453
                                                       2004      1.000          1.086           52,497

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.237          1.269          428,119
                                                       2006      1.100          1.237          498,762
                                                       2005      1.065          1.100          613,624
                                                       2004      1.000          1.065          242,590

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.349          1.331               --
                                                       2005      1.169          1.349           29,056
                                                       2004      1.000          1.169           19,487

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.347          1.744               --
                                                       2005      1.287          1.347           78,980
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.185          1.239           26,091
                                                       2006      1.042          1.185           32,988
                                                       2005      1.022          1.042           36,374
                                                       2004      1.000          1.022           11,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.144          0.993           86,943
                                                       2006      1.129          1.144           87,159
                                                       2005      1.093          1.129           72,211
                                                       2004      1.000          1.093           12,455

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.201          1.303               --
                                                       2005      1.116          1.201          121,159
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.203          1.337               --
                                                       2005      1.119          1.203           84,662
                                                       2004      1.000          1.119           10,114

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.371          1.570          101,039
                                                       2006      1.260          1.371           90,153
                                                       2005      1.107          1.260           89,896
                                                       2004      1.000          1.107           28,719

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.361          1.418               --
                                                       2006      1.225          1.361               --
                                                       2005      1.040          1.225               --
                                                       2004      1.000          1.040               --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      1.551          1.747          119,619
                                                       2006      1.414          1.551          145,062
                                                       2005      1.227          1.414          148,690
                                                       2004      1.000          1.227           23,433

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.187          1.372               --
                                                       2005      1.100          1.187           65,791
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      1.962          2.467          117,756
                                                       2006      1.569          1.962          124,547
                                                       2005      1.261          1.569          124,452
                                                       2004      1.000          1.261            6,091

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.474          1.661          262,435
                                                       2006      1.243          1.474          267,223
                                                       2005      1.156          1.243          187,867
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.190          1.415               --
                                                       2005      1.119          1.190           61,864
                                                       2004      1.000          1.119           20,151

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.085               --
                                                       2005      1.076          1.064           71,060
                                                       2004      1.007          1.076           13,701

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.123          1.156               --
                                                       2005      1.068          1.123               --
                                                       2004      1.000          1.068               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.182          1.405               --
                                                       2006      1.139          1.182               --
                                                       2005      1.038          1.139               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.206          1.433           10,076
                                                       2006      1.146          1.206           10,883
                                                       2005      1.052          1.146            3,250
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.290          1.377               --
                                                       2006      1.120          1.290               --
                                                       2005      1.087          1.120               --
                                                       2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.143          1.274               --
                                                       2005      1.125          1.143           85,165
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.255          1.203           27,353

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.224          1.260            4,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.224          1.253           13,001
                                                       2006      1.089          1.224           25,492
                                                       2005      1.070          1.089           50,482
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.284          1.223            9,157

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.296          1.314               --
                                                       2006      1.122          1.296               --
                                                       2005      1.079          1.122               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.068          1.064               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.314          1.411           15,214
                                                       2006      1.194          1.314           15,261
                                                       2005      1.166          1.194           29,965
                                                       2004      1.000          1.166            7,372

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.152          1.247            4,108
                                                       2006      1.096          1.152            4,229
                                                       2005      1.075          1.096            3,702
                                                       2004      1.000          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      1.013          1.002          100,592
                                                       2006      0.997          1.013          103,272
                                                       2005      0.997          0.997          122,309
                                                       2004      1.000          0.997           38,697

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.238          1.296               --
                                                       2006      1.074          1.238            7,671
                                                       2005      1.057          1.074            7,494
                                                       2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.035          1.076               --
                                                       2006      1.017          1.035               --
                                                       2005      0.990          1.017               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.226          1.266               --
                                                       2006      1.131          1.226           28,509
                                                       2005      1.054          1.131           27,090
                                                       2004      1.000          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.183          1.232               --
                                                       2006      1.078          1.183            4,390
                                                       2005      1.065          1.078            4,417
                                                       2004      1.000          1.065            4,371

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.269          1.315               --
                                                       2006      1.108          1.269          130,924
                                                       2005      1.099          1.108          129,819
                                                       2004      1.000          1.099           30,970

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.343          1.477               --
                                                       2006      1.226          1.343          211,666
                                                       2005      1.160          1.226          202,144
                                                       2004      1.000          1.160           23,358

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.118               --
                                                       2005      1.071          1.086           40,781
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.267          1.312           25,544
                                                       2006      1.338          1.267           25,965

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.157          1.161           77,412
                                                       2006      1.104          1.157           36,498

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.434               --
                                                       2006      1.302          1.371          105,282

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.422          1.425          108,030

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.293            1,103
                                                       2006      1.261          1.337            1,201

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.537          1.488           24,173
                                                       2006      1.402          1.537           34,590

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.358          1.729           29,413
                                                       2006      1.331          1.358           30,896

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.251          1.102               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.175          1.220           35,543
                                                       2006      1.118          1.175           43,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.131          1.180           13,114
                                                       2006      1.085          1.131           19,695

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.088          257,379
                                                       2006      1.001          1.072          122,395

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.066          1.047          261,870
                                                       2006      0.964          1.066            1,603

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.168          1.276           11,101
                                                       2006      1.189          1.168           10,067

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.248          1.358            8,393
                                                       2006      1.264          1.248           14,723

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.700          1.776               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.386          1.457           61,956
                                                       2006      1.261          1.386           62,550

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009           95,505
                                                       2006      1.003          1.214          103,496

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.068          1.125          122,738

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.280          1.312               --
                                                       2006      1.197          1.280               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.265               --
                                                       2006      1.097          1.149               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.207          184,098
                                                       2006      1.125          1.159          176,469

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.023          0.969          265,572
                                                       2006      1.003          1.023          221,490

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.106          1.301           23,653
                                                       2006      1.140          1.106           26,982

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.045          1.084           34,812
                                                       2006      1.011          1.045           36,825

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.022          1.048          510,963
                                                       2006      1.005          1.022          482,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.153          1.170           25,750
                                                       2006      1.143          1.153           28,723

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.202          1.221           15,788
                                                       2006      1.178          1.202           22,783

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063          399,523
                                                       2006      1.002          1.055          389,107

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069           48,822
                                                       2006      1.001          1.037           86,553

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068           32,410
                                                       2006      1.002          1.044           35,938

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068          132,293
                                                       2006      1.002          1.049          108,955

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068          125,696
                                                       2006      1.002          1.054          187,756

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.205          1.226           93,251
                                                       2006      1.134          1.205           83,792

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.085          211,099
                                                       2006      0.996          1.045          240,356

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133            7,512
                                                       2006      0.998          1.063            7,343

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.187               --
                                                       2006      1.085          1.147           82,719

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.081          1.103           26,212
                                                       2006      1.050          1.081           28,879

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.005               --
                                                       2005      0.994          0.998          458,511
                                                       2004      1.000          0.994          122,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.097          1.156               --
                                                       2005      1.062          1.097            9,457
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.046          1.064               --
                                                       2006      1.064          1.046          119,147
                                                       2005      1.067          1.064          100,253
                                                       2004      1.000          1.067           42,235

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.059          1.124          209,532
                                                       2006      1.044          1.059          202,206
                                                       2005      1.044          1.044          193,559
                                                       2004      1.000          1.044           62,023

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.583          1.709               --
                                                       2006      1.269          1.583               --
                                                       2005      1.159          1.269               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.427          1.520               --
                                                       2006      1.246          1.427           54,663
                                                       2005      1.193          1.246           50,863
                                                       2004      1.000          1.193           18,970

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.119          1.189               --
                                                       2005      1.054          1.119            9,315
                                                       2004      1.000          1.054            4,416

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.021          1.085               --
                                                       2005      1.042          1.021            9,926
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.228          1.338               --
                                                       2005      1.119          1.228           22,597
                                                       2004      1.000          1.119               --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.124          1.178               --
                                                       2005      1.102          1.124           22,556
                                                       2004      1.000          1.102            2,095

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.079          1.104               --
                                                       2005      1.078          1.079           36,241
                                                       2004      1.000          1.078           18,452

  Travelers Federated Stock Subaccount (10/03).......  2006      1.110          1.146               --
                                                       2005      1.079          1.110            4,249
                                                       2004      1.000          1.079            4,285

  Travelers Large Cap Subaccount (11/03).............  2006      1.112          1.143               --
                                                       2005      1.048          1.112           15,864
                                                       2004      1.000          1.048           10,882

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.161               --
                                                       2005      1.018          1.094          136,743

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.025          1.026               --
                                                       2005      1.017          1.025           46,682

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.062          1.097               --
                                                       2005      1.000          1.062           65,767

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.072          1.115               --
                                                       2005      1.000          1.072          105,427

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.059               --
                                                       2005      1.000          1.041           33,375

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.229          1.302               --
                                                       2005      1.124          1.229          103,401
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.080          1.140               --
                                                       2005      1.073          1.080           41,239
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.101          1.134               --
                                                       2005      1.095          1.101          100,898
                                                       2004      1.000          1.095           10,404

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.170          1.261               --
                                                       2005      1.126          1.170           53,182
                                                       2004      1.000          1.126               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.224          1.402               --
                                                       2005      1.145          1.224           37,004
                                                       2004      1.000          1.145            5,671

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.131          1.197               --
                                                       2005      1.093          1.131               --
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.097               --
                                                       2005      1.000          1.045               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.117          1.125               --
                                                       2005      1.103          1.117          146,181
                                                       2004      1.000          1.103           36,748

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.023          1.011               --
                                                       2005      1.031          1.023           51,421
                                                       2004      1.000          1.031           16,224

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.093          1.138               --
                                                       2005      1.097          1.093           10,443
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.264               --
                                                       2005      1.000          1.101           14,717

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103            1,251

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.092          1.050               --
                                                       2005      1.072          1.092           41,496
                                                       2004      1.031          1.072           24,703

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.302          1.242           45,815
                                                       2006      1.149          1.302           50,121
                                                       2005      1.131          1.149           51,979
                                                       2004      1.000          1.131               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.139          1.250               --
                                                       2006      1.093          1.139               --
                                                       2005      1.037          1.093               --
                                                       2004      1.000          1.037               --

           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.348          1.307               --
                                                       2005      1.204          1.348              442
                                                       2004      1.139          1.204            6,543
                                                       2003      1.000          1.139            6,103

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.897          2.125          184,616
                                                       2006      1.615          1.897          192,493
                                                       2005      1.452          1.615          199,458
                                                       2004      1.312          1.452          109,939
                                                       2003      1.000          1.312               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.673          1.832          450,073
                                                       2006      1.556          1.673          395,323
                                                       2005      1.373          1.556          436,293
                                                       2004      1.251          1.373          364,182
                                                       2003      1.000          1.251            9,502

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.559          1.597          230,435
                                                       2006      1.388          1.559          246,051
                                                       2005      1.344          1.388          237,015
                                                       2004      1.249          1.344          154,796
                                                       2003      1.000          1.249            9,680

Capital Appreciation Fund
  Capital Appreciation Fund (8/03)...................  2006      1.625          1.603               --
                                                       2005      1.409          1.625           36,842
                                                       2004      1.209          1.409           12,785
                                                       2003      1.000          1.209               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (8/03).............................................  2006      1.683          2.177               --
                                                       2005      1.610          1.683          156,393
                                                       2004      1.256          1.610           64,123
                                                       2003      1.000          1.256               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.379          1.441              582
                                                       2006      1.214          1.379              597
                                                       2005      1.193          1.214              586
                                                       2004      1.164          1.193              574
                                                       2003      1.000          1.164               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (7/03).....................................  2007      1.448          1.256           45,947
                                                       2006      1.430          1.448           41,949
                                                       2005      1.386          1.430           41,397
                                                       2004      1.276          1.386           23,828
                                                       2003      1.000          1.276            8,717

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (4/04).................................  2006      1.290          1.399               --
                                                       2005      1.200          1.290          107,671
                                                       2004      1.078          1.200           79,749
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (1/04).................................  2006      1.287          1.431               --
                                                       2005      1.198          1.287           34,081
                                                       2004      1.071          1.198           17,589
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.711          1.957           35,428
                                                       2006      1.574          1.711           36,568
                                                       2005      1.384          1.574           38,549
                                                       2004      1.232          1.384           13,402
                                                       2003      1.000          1.232               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/03)...........................  2007      1.520          1.582           12,444
                                                       2006      1.370          1.520           12,535
                                                       2005      1.164          1.370           12,692
                                                       2004      1.178          1.164            4,274
                                                       2003      1.000          1.178               --

  VIP Mid Cap Subaccount (Service Class 2) (9/03)....  2007      2.151          2.420          176,068
                                                       2006      1.962          2.151          101,280
                                                       2005      1.705          1.962          109,220
                                                       2004      1.402          1.705          109,154
                                                       2003      1.000          1.402            5,335

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.421          1.641               --
                                                       2005      1.318          1.421          164,510
                                                       2004      1.200          1.318           78,629
                                                       2003      1.000          1.200               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (8/03)........................  2007      2.776          3.487           35,609
                                                       2006      2.222          2.776           40,097
                                                       2005      1.788          2.222           47,296
                                                       2004      1.470          1.788           20,786
                                                       2003      1.000          1.470               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.957          2.203           26,560
                                                       2006      1.652          1.957           26,014
                                                       2005      1.537          1.652           24,110
                                                       2004      1.330          1.537           19,494
                                                       2003      1.212          1.330               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (8/03)...................................  2006      1.585          1.883               --
                                                       2005      1.493          1.585          120,257
                                                       2004      1.319          1.493           66,465
                                                       2003      1.000          1.319            4,120

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.044          1.064               --
                                                       2005      1.056          1.044           39,410
                                                       2004      0.989          1.056            5,932

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (6/03).............................................  2006      1.206          1.242               --
                                                       2005      1.149          1.206               --
                                                       2004      1.088          1.149               --
                                                       2003      1.000          1.088               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)............................  2007      1.499          1.779               --
                                                       2006      1.446          1.499               --
                                                       2005      1.319          1.446               --
                                                       2004      1.184          1.319               --
                                                       2003      1.000          1.184               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.546          1.835               --
                                                       2006      1.470          1.546               --
                                                       2005      1.351          1.470               --
                                                       2004      1.377          1.351               --
                                                       2003      1.000          1.377               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/03).....................................  2007      1.504          1.604               --
                                                       2006      1.308          1.504               --
                                                       2005      1.270          1.308               --
                                                       2004      1.246          1.270               --
                                                       2003      1.000          1.246               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507           60,950
                                                       2004      1.326          1.486           39,933
                                                       2003      1.000          1.326               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.599          1.533          136,033

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.480          1.522               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.478          1.513          105,039
                                                       2006      1.317          1.478          103,186
                                                       2005      1.295          1.317          104,169
                                                       2004      1.204          1.295           98,157
                                                       2003      1.000          1.204               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.587           57,054

  LMPVET Investors Subaccount (Class I) (8/03).......  2007      1.633          1.655           29,754
                                                       2006      1.416          1.633           30,407
                                                       2005      1.363          1.416           30,287
                                                       2004      1.266          1.363           13,524
                                                       2003      1.000          1.266            5,804

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.371          1.365           36,911

  LMPVET Small Cap Growth Subaccount (Class I)
  (7/03).............................................  2007      1.795          1.926           26,547
                                                       2006      1.632          1.795           27,742
                                                       2005      1.595          1.632           30,111
                                                       2004      1.421          1.595           15,641
                                                       2003      1.000          1.421               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.112          1.202            2,875
                                                       2006      1.058          1.112            2,681
                                                       2005      1.039          1.058            2,670
                                                       2004      0.945          1.039              437

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (11/03)...  2007      0.996          0.985           45,684
                                                       2006      0.981          0.996           46,403
                                                       2005      0.983          0.981           60,512
                                                       2004      0.996          0.983           39,548
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.608          1.683               --
                                                       2006      1.396          1.608           56,658
                                                       2005      1.376          1.396           58,406
                                                       2004      1.302          1.376           26,950
                                                       2003      1.000          1.302            5,619

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.330          1.381               --
                                                       2006      1.308          1.330           39,852
                                                       2005      1.274          1.308           41,715
                                                       2004      1.300          1.274           14,172
                                                       2003      1.000          1.300               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/03).............................................  2007      1.563          1.614               --
                                                       2006      1.443          1.563          136,366
                                                       2005      1.347          1.443          128,484
                                                       2004      1.265          1.347           75,088
                                                       2003      1.000          1.265            9,392

  LMPVPII Growth and Income Subaccount (Class I)
  (10/03)............................................  2007      1.430          1.489               --
                                                       2006      1.304          1.430               --
                                                       2005      1.291          1.304               --
                                                       2004      1.221          1.291               --
                                                       2003      1.000          1.221               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.563          1.620               --
                                                       2006      1.367          1.563           80,270
                                                       2005      1.357          1.367           93,595
                                                       2004      1.235          1.357           77,834
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.748          1.921               --
                                                       2006      1.597          1.748           81,499
                                                       2005      1.513          1.597           79,954
                                                       2004      1.250          1.513           44,269
                                                       2003      1.000          1.250               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.068          1.099               --
                                                       2005      1.054          1.068          152,865
                                                       2004      0.981          1.054               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.658          1.715           37,257
                                                       2006      1.752          1.658           39,756

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.271          1.274          251,338
                                                       2006      1.213          1.271          219,689

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.589          1.661               --
                                                       2006      1.509          1.589          111,192

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.647          1.649          108,408

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.289               --
                                                       2006      1.260          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.840           33,428
                                                       2006      1.738          1.903           34,731

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.633          2.078           32,608
                                                       2006      1.603          1.633           35,197

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.248          1.099               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.154          1.197          152,865
                                                       2006      1.099          1.154          152,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.273          1.327          144,999
                                                       2006      1.222          1.273          148,242

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.071          1.086          352,745
                                                       2006      1.001          1.071          236,623

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06) *...........................................  2007      1.065          1.045          128,044
                                                       2006      0.964          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.399          1.527           36,712
                                                       2006      1.425          1.399           39,631

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.246          1.354               --
                                                       2006      1.263          1.246               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.132          2.226               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.357          1.425           85,952
                                                       2006      1.236          1.357           89,470

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008          265,214
                                                       2006      1.003          1.213          251,771

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.103          1.161          101,836

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.500          1.536           15,040
                                                       2006      1.403          1.500           14,709

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.262               --
                                                       2006      1.096          1.147               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.131          1.176           19,038
                                                       2006      1.098          1.131           19,753

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2007      1.023          0.967          223,428
                                                       2006      1.003          1.023          174,206

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.459          1.713            5,103
                                                       2006      1.503          1.459            4,499

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.028          1.065          146,957
                                                       2006      0.995          1.028          148,153

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.999          1.023          168,363
                                                       2006      0.982          0.999           95,714

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.347          1.365            6,137
                                                       2006      1.337          1.347            5,865

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.432          1.453          412,113
                                                       2006      1.404          1.432          345,916

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067          133,574
                                                       2006      1.001          1.036          133,574

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067           26,855
                                                       2006      1.002          1.048           26,893

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.336          1.357          207,294
                                                       2006      1.257          1.336          213,437

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083          323,069
                                                       2006      0.996          1.045          329,268

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131              607
                                                       2006      0.998          1.062           23,212

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.124          1.163               --
                                                       2006      1.064          1.124           36,745

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.046          1.067           36,909
                                                       2006      1.017          1.046           39,131

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.977          0.982               --
                                                       2005      0.973          0.977          252,478
                                                       2004      0.988          0.973          275,155
                                                       2003      1.000          0.988               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.079          1.137               --
                                                       2005      1.046          1.079               --
                                                       2004      0.991          1.046               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.080          1.099               --
                                                       2006      1.100          1.080          108,826
                                                       2005      1.105          1.100          119,467
                                                       2004      1.040          1.105           23,112
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.042          1.105           31,208
                                                       2006      1.029          1.042           31,689
                                                       2005      1.030          1.029           41,317
                                                       2004      1.007          1.030            5,097
                                                       2003      1.000          1.007            5,843

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (9/03).........................................  2007      1.986          2.143               --
                                                       2006      1.594          1.986               --
                                                       2005      1.457          1.594               --
                                                       2004      1.285          1.457               --
                                                       2003      1.000          1.285               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.089          2.224               --
                                                       2006      1.826          2.089           12,247
                                                       2005      1.749          1.826           12,335
                                                       2004      1.421          1.749           10,389
                                                       2003      1.000          1.421               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (8/03).............................................  2006      1.342          1.425               --
                                                       2005      1.265          1.342           41,483
                                                       2004      1.218          1.265           19,084
                                                       2003      1.000          1.218               --

  Travelers Convertible Securities Subaccount
  (9/03).............................................  2006      1.150          1.222               --
                                                       2005      1.175          1.150          173,605
                                                       2004      1.134          1.175          100,202
                                                       2003      1.000          1.134           31,053

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/03).............................................  2006      1.608          1.752               --
                                                       2005      1.467          1.608           41,343
                                                       2004      1.291          1.467           18,344
                                                       2003      1.000          1.291               --

  Travelers Equity Income Subaccount (9/03)..........  2006      1.340          1.404               --
                                                       2005      1.315          1.340          369,282
                                                       2004      1.227          1.315          404,837
                                                       2003      1.000          1.227               --

  Travelers Federated High Yield Subaccount (7/03)...  2006      1.186          1.213               --
                                                       2005      1.186          1.186          212,746
                                                       2004      1.102          1.186           52,673
                                                       2003      1.000          1.102               --

  Travelers Federated Stock Subaccount (10/03).......  2006      1.377          1.422               --
                                                       2005      1.341          1.377               --
                                                       2004      1.243          1.341            5,987
                                                       2003      1.000          1.243            5,991

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/03).............  2006      1.301          1.337               --
                                                       2005      1.227          1.301            5,835
                                                       2004      1.181          1.227               --
                                                       2003      1.000          1.181               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.094          1.160               --
                                                       2005      1.018          1.094               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (6/05)..................................  2006      1.025          1.025               --
                                                       2005      1.017          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.061          1.096               --
                                                       2005      1.000          1.061               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.071          1.114               --
                                                       2005      1.000          1.071               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.041          1.058               --
                                                       2005      1.000          1.041               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.426          1.509               --
                                                       2005      1.304          1.426          112,944
                                                       2004      1.154          1.304           86,722
                                                       2003      1.000          1.154               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.425          1.503               --
                                                       2005      1.418          1.425            4,389
                                                       2004      1.274          1.418               --
                                                       2003      1.000          1.274               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.222          1.257               --
                                                       2005      1.217          1.222          226,435
                                                       2004      1.119          1.217          154,861
                                                       2003      1.000          1.119               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.147          1.236               --
                                                       2005      1.104          1.147           91,372
                                                       2004      0.961          1.104           21,906

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.517          1.738               --
                                                       2005      1.420          1.517           37,838
                                                       2004      1.258          1.420           15,146
                                                       2003      1.000          1.258               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (6/03)...........  2006      1.327          1.403               --
                                                       2005      1.283          1.327           14,659
                                                       2004      1.184          1.283            2,365
                                                       2003      1.000          1.184               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.045          1.096               --
                                                       2005      1.000          1.045               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.091          1.098               --
                                                       2005      1.079          1.091           20,507
                                                       2004      0.970          1.079            3,050

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.008          0.995               --
                                                       2005      1.016          1.008          155,175
                                                       2004      1.009          1.016          105,941
                                                       2003      1.000          1.009               --

  Travelers Strategic Equity Subaccount (8/03).......  2006      1.306          1.359               --
                                                       2005      1.313          1.306               --
                                                       2004      1.221          1.313               --
                                                       2003      1.000          1.221               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.101          1.263               --
                                                       2005      1.000          1.101               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.102          1.260               --
                                                       2005      1.000          1.102               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.058          1.017               --
                                                       2005      1.040          1.058           48,194
                                                       2004      1.001          1.040            6,020

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.649          1.571              907
                                                       2006      1.457          1.649              892
                                                       2005      1.435          1.457              863
                                                       2004      1.253          1.435              854
                                                       2003      1.000          1.253               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/03)............................................  2007      1.309          1.436               --
                                                       2006      1.257          1.309               --
                                                       2005      1.195          1.257               --
                                                       2004      1.180          1.195               --
                                                       2003      1.000          1.180               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- SCUDDER ADVOCATE REWARD

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.838          2.180           248,422
                                                       2006      1.490          1.838           233,872
                                                       2005      1.297          1.490           164,797
                                                       2004      1.068          1.297            26,330
                                                       2003      1.000          1.068             7,638

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.160          1.166                --
                                                       2005      1.091          1.160           201,324
                                                       2004      1.064          1.091           187,147
                                                       2003      1.000          1.064             9,834

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.563          2.047           569,086
                                                       2006      1.337          1.563           347,241
                                                       2005      1.191          1.337           195,818
                                                       2004      1.123          1.191            94,237
                                                       2003      1.000          1.123             9,111

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.659          2.785                --
                                                       2006      2.041          2.659           264,743
                                                       2005      1.623          2.041           208,118
                                                       2004      1.321          1.623            48,424
                                                       2003      1.000          1.321             6,207

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.828          1.726            47,195
                                                       2006      1.642          1.828            53,887
                                                       2005      1.438          1.642            53,442
                                                       2004      1.240          1.438            33,832
                                                       2003      1.000          1.240             6,382

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.494          1.489           376,358
                                                       2006      1.411          1.494           711,529
                                                       2005      1.318          1.411           620,306
                                                       2004      1.173          1.318           409,561
                                                       2003      1.000          1.173           125,518

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.278          1.350            43,725
                                                       2006      1.193          1.278            54,056
                                                       2005      1.174          1.193            53,735
                                                       2004      1.127          1.174            19,256
                                                       2003      1.000          1.127            59,530

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.140          1.175           260,045
                                                       2006      1.007          1.140           280,451
                                                       2005      1.000          1.007           288,873

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.210          1.818           195,759
                                                       2006      1.639          2.210           414,953
                                                       2005      1.498          1.639           420,234
                                                       2004      1.165          1.498           199,876
                                                       2003      1.000          1.165            67,166

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.022          1.043           103,435
                                                       2006      0.996          1.022            12,397
                                                       2005      1.000          0.996             4,140

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.340          1.477           623,611
                                                       2006      1.260          1.340           682,929
                                                       2005      1.181          1.260           129,244
                                                       2004      1.117          1.181            42,871
                                                       2003      1.000          1.117            14,597

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.113          2.262           174,569
                                                       2006      1.763          2.113           161,134
                                                       2005      1.519          1.763           136,095
                                                       2004      1.255          1.519            74,372
                                                       2003      1.000          1.255                --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.411          1.401           108,836
                                                       2006      1.267          1.411           133,394
                                                       2005      1.219          1.267           174,890
                                                       2004      1.129          1.219            87,997
                                                       2003      1.000          1.129             1,124

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.333          1.480           312,582
                                                       2006      1.282          1.333           307,445
                                                       2005      1.207          1.282           293,900
                                                       2004      1.125          1.207           187,842
                                                       2003      1.000          1.125                --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.902          2.137           283,994
                                                       2006      1.542          1.902           298,427
                                                       2005      1.356          1.542           261,498
                                                       2004      1.186          1.356           132,055
                                                       2003      1.000          1.186                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.213          1.270                --
                                                       2005      1.240          1.213            66,235
                                                       2004      1.131          1.240            21,352
                                                       2003      1.000          1.131                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.436          1.584                --
                                                       2005      1.290          1.436            35,929
                                                       2004      1.177          1.290               712
                                                       2003      1.000          1.177            85,792

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.228          1.261            96,817
                                                       2006      1.137          1.228           197,660
                                                       2005      1.113          1.137           205,025
                                                       2004      1.065          1.113            94,278
                                                       2003      1.000          1.065             5,512

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.606          1.628           380,606
                                                       2006      1.418          1.606           492,089
                                                       2005      1.315          1.418           402,126
                                                       2004      1.157          1.315           138,589
                                                       2003      1.000          1.157                --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.163          1.197           916,693
                                                       2006      1.087          1.163           978,779
                                                       2005      1.059          1.087           747,545
                                                       2004      1.010          1.059           526,320

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.036          1.057           719,650
                                                       2006      1.014          1.036           598,721
                                                       2005      1.013          1.014           832,827
                                                       2004      0.990          1.013           521,877
                                                       2003      1.000          0.990             3,630

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.533          1.570           673,969
                                                       2006      1.364          1.533           607,303
                                                       2005      1.270          1.364           731,839
                                                       2004      1.160          1.270           403,848
                                                       2003      1.000          1.160             9,515

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.598          1.536           916,662
                                                       2006      1.375          1.598         1,102,514
                                                       2005      1.301          1.375           994,375
                                                       2004      1.164          1.301           642,212
                                                       2003      1.000          1.164             9,483

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.660          2.034           621,215
                                                       2005      1.538          1.660           555,146
                                                       2004      1.246          1.538           262,804
                                                       2003      1.000          1.246            88,505

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.133          1.361                --
                                                       2005      1.054          1.133           125,494
                                                       2004      1.000          1.054            19,724

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.039          2.122           406,999
                                                       2006      1.600          2.039           461,655
                                                       2005      1.328          1.600           322,794
                                                       2004      1.182          1.328            71,208
                                                       2003      1.000          1.182                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.039          1.077           186,643
                                                       2006      1.018          1.039           206,644
                                                       2005      1.013          1.018           203,708
                                                       2004      0.997          1.013           113,691
                                                       2003      1.000          0.997                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.265          1.313         1,553,582
                                                       2006      1.142          1.265         1,679,374
                                                       2005      1.096          1.142         2,695,021
                                                       2004      1.017          1.096           962,429

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.326          1.310           296,927
                                                       2006      1.225          1.326           332,095
                                                       2005      1.205          1.225           408,433
                                                       2004      1.093          1.205           200,926
                                                       2003      1.000          1.093             1,129

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.061          1.080                --
                                                       2005      1.042          1.061           253,205
                                                       2004      1.010          1.042           108,334

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.248          1.248                --
                                                       2005      1.226          1.248                --
                                                       2004      1.134          1.226           116,242
                                                       2003      1.000          1.134            12,472

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.934          2.209           438,991
                                                       2006      1.573          1.934           147,154
                                                       2005      1.403          1.573           194,303
                                                       2004      1.211          1.403            71,402
                                                       2003      1.000          1.211                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.428          1.491           253,788
                                                       2006      1.345          1.428           401,082
                                                       2005      1.224          1.345           398,557
                                                       2004      1.121          1.224           150,879
                                                       2003      1.000          1.121           120,428

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.292          1.277                --
                                                       2005      1.226          1.292           286,054
                                                       2004      1.112          1.226           146,016
                                                       2003      1.000          1.112                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.151          1.276                --
                                                       2005      1.037          1.151            23,359

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.417          1.570           136,969
                                                       2006      1.253          1.417           119,512
                                                       2005      1.255          1.253           139,634
                                                       2004      1.164          1.255            57,237
                                                       2003      1.000          1.164             3,306

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.267          1.305                --
                                                       2005      1.297          1.267           171,733
                                                       2004      1.124          1.297            57,376
                                                       2003      1.000          1.124             5,386

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.456          1.544           144,582
                                                       2006      1.339          1.456            48,024
                                                       2005      1.188          1.339            16,195
                                                       2004      1.166          1.188             6,977
                                                       2003      1.000          1.166                --

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    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.213          1.254         1,457,854
                                                       2006      1.113          1.213         1,604,937
                                                       2005      1.077          1.113         1,425,216
                                                       2004      1.013          1.077           567,783

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.011          1.040           118,896
                                                       2006      0.987          1.011            96,334
                                                       2005      0.980          0.987           102,519
                                                       2004      0.992          0.980           434,342
                                                       2003      1.000          0.992                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.113          1.137                --
                                                       2005      1.185          1.113           266,676
                                                       2004      1.195          1.185            94,902
                                                       2003      1.000          1.195                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.333          1.386           177,465
                                                       2006      1.293          1.333           116,993
                                                       2005      1.233          1.293           142,920
                                                       2004      1.134          1.233            65,643
                                                       2003      1.000          1.134                --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.125          1.162           417,515
                                                       2006      1.052          1.125           853,509
                                                       2005      1.050          1.052           452,520
                                                       2004      0.986          1.050           307,547
                                                       2003      1.000          0.986                --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.218          1.363           320,567
                                                       2006      1.233          1.218            42,319
                                                       2005      1.215          1.233            38,553
                                                       2004      1.217          1.215            34,590
                                                       2003      1.000          1.217            54,667

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.509          1.856           111,042
                                                       2006      1.445          1.509            24,810
                                                       2005      1.321          1.445            93,691
                                                       2004      1.214          1.321            15,793
                                                       2003      1.000          1.214                --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.767          3.485           388,709

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.071          1.096           110,115
                                                       2006      1.003          1.071           101,684

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.835          2.175               --
                                                       2006      1.488          1.835               --
                                                       2005      1.296          1.488               --
                                                       2004      1.068          1.296               --
                                                       2003      1.000          1.068               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.158          1.164               --
                                                       2005      1.090          1.158            7,965
                                                       2004      1.064          1.090            6,583
                                                       2003      1.000          1.064               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.561          2.042               --
                                                       2006      1.335          1.561               --
                                                       2005      1.190          1.335               --
                                                       2004      1.122          1.190               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.655          2.780               --
                                                       2006      2.038          2.655               --
                                                       2005      1.621          2.038               --
                                                       2004      1.321          1.621               --
                                                       2003      1.000          1.321               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.825          1.722               --
                                                       2006      1.640          1.825               --
                                                       2005      1.437          1.640               --
                                                       2004      1.239          1.437               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.491          1.486           38,392
                                                       2006      1.410          1.491           38,241
                                                       2005      1.317          1.410           38,076
                                                       2004      1.173          1.317           33,126
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.276          1.347               --
                                                       2006      1.191          1.276               --
                                                       2005      1.173          1.191               --
                                                       2004      1.127          1.173               --
                                                       2003      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.139          1.174               --
                                                       2006      1.007          1.139               --
                                                       2005      1.000          1.007               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.206          1.814               --
                                                       2006      1.637          2.206               --
                                                       2005      1.497          1.637               --
                                                       2004      1.165          1.497               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.021          1.041               --
                                                       2006      0.996          1.021               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.337          1.474               --
                                                       2006      1.258          1.337               --
                                                       2005      1.180          1.258               --
                                                       2004      1.116          1.180               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.109          2.257               --
                                                       2006      1.761          2.109               --
                                                       2005      1.518          1.761               --
                                                       2004      1.255          1.518               --
                                                       2003      1.000          1.255               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.409          1.398               --
                                                       2006      1.265          1.409               --
                                                       2005      1.218          1.265               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.331          1.476               --
                                                       2006      1.281          1.331               --
                                                       2005      1.206          1.281               --
                                                       2004      1.124          1.206               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.899          2.132               --
                                                       2006      1.540          1.899               --
                                                       2005      1.355          1.540               --
                                                       2004      1.186          1.355               --
                                                       2003      1.000          1.186               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.212          1.268               --
                                                       2005      1.239          1.212               --
                                                       2004      1.131          1.239               --
                                                       2003      1.000          1.131               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.434          1.581               --
                                                       2005      1.288          1.434               --
                                                       2004      1.177          1.288               --
                                                       2003      1.000          1.177               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.226          1.258               --
                                                       2006      1.136          1.226               --
                                                       2005      1.112          1.136               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.603          1.624               --
                                                       2006      1.416          1.603               --
                                                       2005      1.314          1.416               --
                                                       2004      1.157          1.314               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.162          1.195               --
                                                       2006      1.086          1.162               --
                                                       2005      1.059          1.086               --
                                                       2004      1.010          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.034          1.054               --
                                                       2006      1.013          1.034               --
                                                       2005      1.012          1.013               --
                                                       2004      0.989          1.012               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.531          1.566            3,375
                                                       2006      1.362          1.531            3,417
                                                       2005      1.269          1.362            3,379
                                                       2004      1.159          1.269            2,804
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.595          1.533           60,716
                                                       2006      1.373          1.595           60,536
                                                       2005      1.300          1.373           60,679
                                                       2004      1.164          1.300           52,698
                                                       2003      1.000          1.164               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.658          2.030            2,517
                                                       2005      1.537          1.658            2,748
                                                       2004      1.246          1.537            2,316
                                                       2003      1.000          1.246               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.133          1.359               --
                                                       2005      1.054          1.133               --
                                                       2004      1.000          1.054               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.036          2.117           70,024
                                                       2006      1.598          2.036           70,024
                                                       2005      1.327          1.598           70,024
                                                       2004      1.181          1.327           61,511
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.037          1.075               --
                                                       2006      1.017          1.037               --
                                                       2005      1.012          1.017               --
                                                       2004      0.997          1.012               --
                                                       2003      1.000          0.997               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.264          1.311          463,731
                                                       2006      1.142          1.264          463,731
                                                       2005      1.096          1.142          463,731
                                                       2004      1.017          1.096               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.324          1.307           37,818
                                                       2006      1.223          1.324           37,734
                                                       2005      1.204          1.223           37,689
                                                       2004      1.093          1.204           32,512
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.060          1.079               --
                                                       2005      1.042          1.060               --
                                                       2004      1.010          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.246          1.246               --
                                                       2005      1.225          1.246               --
                                                       2004      1.133          1.225               --
                                                       2003      1.000          1.133               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.930          2.204           35,911
                                                       2006      1.571          1.930           36,265
                                                       2005      1.402          1.571           36,572
                                                       2004      1.211          1.402           32,029
                                                       2003      1.000          1.211               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.425          1.488            5,393
                                                       2006      1.343          1.425            5,362
                                                       2005      1.223          1.343            5,175
                                                       2004      1.121          1.223            4,425
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.290          1.275               --
                                                       2005      1.225          1.290               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.150          1.275               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.414          1.567               --
                                                       2006      1.252          1.414               --
                                                       2005      1.254          1.252               --
                                                       2004      1.164          1.254               --
                                                       2003      1.000          1.164               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.266          1.303               --
                                                       2005      1.296          1.266               --
                                                       2004      1.123          1.296               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.453          1.541               --
                                                       2006      1.338          1.453               --
                                                       2005      1.187          1.338               --
                                                       2004      1.166          1.187               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.212          1.252          196,105
                                                       2006      1.112          1.212          196,105
                                                       2005      1.077          1.112          196,105
                                                       2004      1.013          1.077               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.010          1.038               --
                                                       2006      0.986          1.010               --
                                                       2005      0.979          0.986               --
                                                       2004      0.991          0.979               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.112          1.135               --
                                                       2005      1.185          1.112               --
                                                       2004      1.195          1.185               --
                                                       2003      1.000          1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.330          1.383               --
                                                       2006      1.292          1.330               --
                                                       2005      1.232          1.292               --
                                                       2004      1.134          1.232               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.123          1.159            4,588
                                                       2006      1.051          1.123            4,545
                                                       2005      1.049          1.051            4,425
                                                       2004      0.986          1.049            3,395
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.216          1.360               --
                                                       2006      1.232          1.216               --
                                                       2005      1.214          1.232               --
                                                       2004      1.217          1.214               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.506          1.852               --
                                                       2006      1.443          1.506               --
                                                       2005      1.320          1.443               --
                                                       2004      1.214          1.320               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.762          3.477               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.070          1.095            9,667
                                                       2006      1.003          1.070            9,667

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.832          2.170            4,601
                                                       2006      1.486          1.832            4,654
                                                       2005      1.295          1.486            3,429
                                                       2004      1.067          1.295               --
                                                       2003      1.000          1.067               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.157          1.163               --
                                                       2005      1.089          1.157               --
                                                       2004      1.063          1.089               --
                                                       2003      1.000          1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.558          2.038           10,277
                                                       2006      1.333          1.558           10,945
                                                       2005      1.189          1.333               --
                                                       2004      1.122          1.189               --
                                                       2003      1.000          1.122               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.650          2.774               --
                                                       2006      2.036          2.650           10,569
                                                       2005      1.620          2.036            4,151
                                                       2004      1.320          1.620               --
                                                       2003      1.000          1.320               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.821          1.718               --
                                                       2006      1.638          1.821               --
                                                       2005      1.436          1.638               --
                                                       2004      1.239          1.436               --
                                                       2003      1.000          1.239               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.489          1.482            6,048
                                                       2006      1.408          1.489            6,055
                                                       2005      1.316          1.408            6,063
                                                       2004      1.173          1.316               --
                                                       2003      1.000          1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.273          1.344               --
                                                       2006      1.190          1.273               --
                                                       2005      1.172          1.190               --
                                                       2004      1.126          1.172               --
                                                       2003      1.000          1.126               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.139          1.173               --
                                                       2006      1.006          1.139               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.202          1.810           19,244
                                                       2006      1.635          2.202           15,831
                                                       2005      1.496          1.635            4,680
                                                       2004      1.165          1.496               --
                                                       2003      1.000          1.165               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.020          1.040               --
                                                       2006      0.996          1.020               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.335          1.471           53,444
                                                       2006      1.257          1.335           51,325
                                                       2005      1.179          1.257               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.106          2.252            3,126
                                                       2006      1.759          2.106            3,128
                                                       2005      1.517          1.759            3,130
                                                       2004      1.254          1.517               --
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.406          1.395               --
                                                       2006      1.264          1.406               --
                                                       2005      1.217          1.264               --
                                                       2004      1.129          1.217               --
                                                       2003      1.000          1.129               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.329          1.473            1,608
                                                       2006      1.279          1.329            1,584
                                                       2005      1.205          1.279               --
                                                       2004      1.124          1.205               --
                                                       2003      1.000          1.124               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.896          2.127            6,907
                                                       2006      1.539          1.896            6,277
                                                       2005      1.354          1.539               --
                                                       2004      1.186          1.354               --
                                                       2003      1.000          1.186               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.210          1.266               --
                                                       2005      1.238          1.210               --
                                                       2004      1.130          1.238               --
                                                       2003      1.000          1.130               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.432          1.578               --
                                                       2005      1.287          1.432               --
                                                       2004      1.176          1.287               --
                                                       2003      1.000          1.176               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.224          1.255           33,409
                                                       2006      1.134          1.224           29,350
                                                       2005      1.112          1.134               --
                                                       2004      1.064          1.112               --
                                                       2003      1.000          1.064               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.600          1.621           10,568
                                                       2006      1.414          1.600           11,433
                                                       2005      1.313          1.414            6,203
                                                       2004      1.157          1.313               --
                                                       2003      1.000          1.157               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.160          1.193               --
                                                       2006      1.086          1.160               --
                                                       2005      1.059          1.086               --
                                                       2004      1.010          1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.032          1.052               --
                                                       2006      1.012          1.032               --
                                                       2005      1.011          1.012               --
                                                       2004      0.989          1.011               --
                                                       2003      1.000          0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.528          1.563            4,017
                                                       2006      1.361          1.528            4,019
                                                       2005      1.268          1.361            4,022
                                                       2004      1.159          1.268               --
                                                       2003      1.000          1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.592          1.529           43,078
                                                       2006      1.371          1.592           37,807
                                                       2005      1.299          1.371            3,923
                                                       2004      1.164          1.299               --
                                                       2003      1.000          1.164               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.656          2.026            4,605
                                                       2005      1.536          1.656            4,611
                                                       2004      1.246          1.536               --
                                                       2003      1.000          1.246               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.132          1.358               --
                                                       2005      1.054          1.132               --
                                                       2004      1.000          1.054               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.032          2.112               --
                                                       2006      1.596          2.032               --
                                                       2005      1.326          1.596               --
                                                       2004      1.181          1.326               --
                                                       2003      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.035          1.072               --
                                                       2006      1.016          1.035               --
                                                       2005      1.011          1.016               --
                                                       2004      0.996          1.011               --
                                                       2003      1.000          0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.262          1.309               --
                                                       2006      1.141          1.262               --
                                                       2005      1.096          1.141               --
                                                       2004      1.017          1.096               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.321          1.305           12,954
                                                       2006      1.222          1.321           10,532
                                                       2005      1.203          1.222               --
                                                       2004      1.093          1.203               --
                                                       2003      1.000          1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.060          1.078               --
                                                       2005      1.042          1.060               --
                                                       2004      1.010          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.245          1.245               --
                                                       2005      1.224          1.245               --
                                                       2004      1.133          1.224               --
                                                       2003      1.000          1.133               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.927          2.199            9,936
                                                       2006      1.569          1.927            9,998
                                                       2005      1.401          1.569            5,033
                                                       2004      1.211          1.401               --
                                                       2003      1.000          1.211               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.423          1.484            1,016
                                                       2006      1.341          1.423            1,002
                                                       2005      1.223          1.341               --
                                                       2004      1.121          1.223               --
                                                       2003      1.000          1.121               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.288          1.273               --
                                                       2005      1.225          1.288               --
                                                       2004      1.111          1.225               --
                                                       2003      1.000          1.111               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.150          1.274               --
                                                       2005      1.037          1.150               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.412          1.563               --
                                                       2006      1.250          1.412               --
                                                       2005      1.253          1.250               --
                                                       2004      1.163          1.253               --
                                                       2003      1.000          1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.264          1.300               --
                                                       2005      1.295          1.264               --
                                                       2004      1.123          1.295               --
                                                       2003      1.000          1.123               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.450          1.537            4,487
                                                       2006      1.336          1.450            4,494
                                                       2005      1.186          1.336               --
                                                       2004      1.166          1.186               --
                                                       2003      1.000          1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.211          1.249               --
                                                       2006      1.111          1.211               --
                                                       2005      1.077          1.111               --
                                                       2004      1.013          1.077               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.008          1.036               --
                                                       2006      0.984          1.008               --
                                                       2005      0.978          0.984               --
                                                       2004      0.991          0.978               --
                                                       2003      1.000          0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.110          1.133               --
                                                       2005      1.184          1.110               --
                                                       2004      1.195          1.184               --
                                                       2003      1.000          1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.328          1.380               --
                                                       2006      1.290          1.328               --
                                                       2005      1.231          1.290               --
                                                       2004      1.134          1.231               --
                                                       2003      1.000          1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.121          1.157               --
                                                       2006      1.049          1.121               --
                                                       2005      1.048          1.049               --
                                                       2004      0.986          1.048               --
                                                       2003      1.000          0.986               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.213          1.357            3,529
                                                       2006      1.230          1.213            3,444
                                                       2005      1.213          1.230               --
                                                       2004      1.217          1.213               --
                                                       2003      1.000          1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.503          1.848               --
                                                       2006      1.441          1.503               --
                                                       2005      1.319          1.441               --
                                                       2004      1.214          1.319               --
                                                       2003      1.000          1.214               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.757          3.469            9,835

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.070          1.094           17,938
                                                       2006      1.003          1.070           16,032

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.825          2.160           19,454
                                                       2006      1.482          1.825           14,743
                                                       2005      1.293          1.482           15,771
                                                       2004      1.067          1.293           13,375
                                                       2003      1.000          1.067           11,440

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.154          1.159               --
                                                       2005      1.087          1.154           85,793
                                                       2004      1.063          1.087          101,790
                                                       2003      1.000          1.063           39,445

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.552          2.028           47,881
                                                       2006      1.330          1.552           37,280
                                                       2005      1.187          1.330           38,796
                                                       2004      1.121          1.187           41,263
                                                       2003      1.000          1.121           17,947

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.640          2.763               --
                                                       2006      2.031          2.640           36,795
                                                       2005      1.618          2.031           41,316
                                                       2004      1.320          1.618           24,141
                                                       2003      1.000          1.320           19,667

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.815          1.710           15,792
                                                       2006      1.634          1.815           14,978
                                                       2005      1.434          1.634           15,109
                                                       2004      1.238          1.434            9,687
                                                       2003      1.000          1.238            1,309

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.484          1.476          139,036
                                                       2006      1.404          1.484          152,663
                                                       2005      1.314          1.404          148,908
                                                       2004      1.172          1.314           61,420
                                                       2003      1.000          1.172           17,258

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.269          1.338               --
                                                       2006      1.187          1.269               --
                                                       2005      1.170          1.187               --
                                                       2004      1.126          1.170               --
                                                       2003      1.000          1.126               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.170          113,617
                                                       2006      1.006          1.137          141,512
                                                       2005      1.000          1.006          122,926

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.195          1.801           30,445
                                                       2006      1.631          2.195           28,243
                                                       2005      1.493          1.631           33,279
                                                       2004      1.164          1.493           32,674
                                                       2003      1.000          1.164           20,601

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.019          1.037           30,770
                                                       2006      0.995          1.019            4,814
                                                       2005      1.000          0.995            4,823

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.330          1.464          146,565
                                                       2006      1.253          1.330          112,756
                                                       2005      1.177          1.253           93,854
                                                       2004      1.115          1.177               --
                                                       2003      1.000          1.115               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.098          2.242            6,741
                                                       2006      1.754          2.098           11,237
                                                       2005      1.514          1.754           12,706
                                                       2004      1.254          1.514           12,473
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.401          1.388          108,198
                                                       2006      1.260          1.401          146,596
                                                       2005      1.215          1.260          104,648
                                                       2004      1.128          1.215           63,218
                                                       2003      1.000          1.128            5,898

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.324          1.466           58,122
                                                       2006      1.276          1.324           39,577
                                                       2005      1.203          1.276           38,794
                                                       2004      1.123          1.203           14,263
                                                       2003      1.000          1.123               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.889          2.117           94,090
                                                       2006      1.535          1.889           89,864
                                                       2005      1.352          1.535           64,239
                                                       2004      1.185          1.352           61,387
                                                       2003      1.000          1.185            8,902

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.207          1.262               --
                                                       2005      1.236          1.207           23,466
                                                       2004      1.130          1.236           23,319
                                                       2003      1.000          1.130               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.428          1.572               --
                                                       2005      1.285          1.428               --
                                                       2004      1.176          1.285               --
                                                       2003      1.000          1.176               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.219          1.249           74,295
                                                       2006      1.131          1.219           76,123
                                                       2005      1.110          1.131           76,090
                                                       2004      1.063          1.110           76,271
                                                       2003      1.000          1.063               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.594          1.613           61,409
                                                       2006      1.411          1.594           46,650
                                                       2005      1.311          1.411           50,642
                                                       2004      1.156          1.311           34,953
                                                       2003      1.000          1.156            8,952

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.157          1.189          128,274
                                                       2006      1.084          1.157           47,718
                                                       2005      1.058          1.084            9,304
                                                       2004      1.010          1.058            8,761

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.029          1.047          345,904
                                                       2006      1.009          1.029          346,501
                                                       2005      1.010          1.009          378,212
                                                       2004      0.989          1.010          353,817
                                                       2003      1.000          0.989            9,917

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.523          1.556          284,045
                                                       2006      1.357          1.523          297,106
                                                       2005      1.266          1.357          302,603
                                                       2004      1.158          1.266          270,327
                                                       2003      1.000          1.158            9,075

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.587          1.522          254,141
                                                       2006      1.368          1.587          305,686
                                                       2005      1.297          1.368          173,330
                                                       2004      1.163          1.297          116,870
                                                       2003      1.000          1.163            9,146

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.652          2.019          154,017
                                                       2005      1.533          1.652          161,681
                                                       2004      1.245          1.533          105,153
                                                       2003      1.000          1.245            5,703

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.131          1.355               --
                                                       2005      1.053          1.131           53,164
                                                       2004      1.000          1.053           50,309

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.025          2.103           34,435
                                                       2006      1.592          2.025            2,365
                                                       2005      1.324          1.592            2,719
                                                       2004      1.180          1.324            2,957
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.031          1.068           56,837
                                                       2006      1.013          1.031           56,382
                                                       2005      1.010          1.013           56,786
                                                       2004      0.996          1.010           64,524
                                                       2003      1.000          0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.259          1.305          408,498
                                                       2006      1.139          1.259          455,453
                                                       2005      1.095          1.139          443,246
                                                       2004      1.017          1.095           48,722

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.317          1.299          127,469
                                                       2006      1.219          1.317          125,124
                                                       2005      1.201          1.219          128,671
                                                       2004      1.092          1.201          103,553
                                                       2003      1.000          1.092            9,316

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.058          1.076               --
                                                       2005      1.042          1.058           38,235
                                                       2004      1.010          1.042               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.242          1.242               --
                                                       2005      1.222          1.242               --
                                                       2004      1.132          1.222           86,208
                                                       2003      1.000          1.132               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.920          2.189           48,506
                                                       2006      1.565          1.920           61,668
                                                       2005      1.399          1.565           64,195
                                                       2004      1.210          1.399           11,116
                                                       2003      1.000          1.210               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.418          1.477           40,354
                                                       2006      1.338          1.418           11,993
                                                       2005      1.221          1.338           15,222
                                                       2004      1.120          1.221           15,983
                                                       2003      1.000          1.120               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.285          1.268               --
                                                       2005      1.223          1.285            6,690
                                                       2004      1.110          1.223               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.149          1.271               --
                                                       2005      1.037          1.149           49,823

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.407          1.556          105,483
                                                       2006      1.247          1.407          109,349
                                                       2005      1.251          1.247          115,929
                                                       2004      1.163          1.251          125,393
                                                       2003      1.000          1.163           20,897

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.261          1.296               --
                                                       2005      1.293          1.261          143,795
                                                       2004      1.122          1.293          133,258
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.445          1.530           14,951
                                                       2006      1.332          1.445           14,961
                                                       2005      1.184          1.332           14,972
                                                       2004      1.165          1.184              551
                                                       2003      1.000          1.165               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.208          1.245          153,229
                                                       2006      1.110          1.208          279,823
                                                       2005      1.076          1.110          438,191
                                                       2004      1.013          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.004          1.031           28,402
                                                       2006      0.982          1.004          146,413
                                                       2005      0.977          0.982           28,760
                                                       2004      0.990          0.977           82,461
                                                       2003      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.107          1.129               --
                                                       2005      1.182          1.107           27,195
                                                       2004      1.194          1.182           18,240
                                                       2003      1.000          1.194               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.323          1.374           42,849
                                                       2006      1.287          1.323           32,803
                                                       2005      1.229          1.287           34,757
                                                       2004      1.133          1.229           13,516
                                                       2003      1.000          1.133            8,769

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.117          1.151          274,743
                                                       2006      1.047          1.117          276,676
                                                       2005      1.047          1.047          282,961
                                                       2004      0.985          1.047          280,457
                                                       2003      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.209          1.350           16,733
                                                       2006      1.227          1.209            9,123
                                                       2005      1.211          1.227           70,103
                                                       2004      1.216          1.211            9,123
                                                       2003      1.000          1.216               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.498          1.839           67,252
                                                       2006      1.437          1.498           62,750
                                                       2005      1.317          1.437           61,581
                                                       2004      1.213          1.317           56,611
                                                       2003      1.000          1.213               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.746          3.453           26,058

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.069          1.092          157,730
                                                       2006      1.003          1.069          102,819

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.822          2.155           188,114
                                                       2006      1.481          1.822           216,251
                                                       2005      1.292          1.481           229,930
                                                       2004      1.066          1.292           106,758
                                                       2003      1.000          1.066                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.152          1.158                --
                                                       2005      1.086          1.152           799,857
                                                       2004      1.062          1.086           760,579
                                                       2003      1.000          1.062            26,830

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.550          2.024           233,009
                                                       2006      1.328          1.550           175,368
                                                       2005      1.186          1.328           162,919
                                                       2004      1.121          1.186            91,408
                                                       2003      1.000          1.121             8,789

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.636          2.758                --
                                                       2006      2.028          2.636           541,445
                                                       2005      1.616          2.028           530,515
                                                       2004      1.319          1.616           166,155
                                                       2003      1.000          1.319             1,976

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.812          1.706            78,149
                                                       2006      1.632          1.812            88,681
                                                       2005      1.433          1.632            89,465
                                                       2004      1.238          1.433           114,986
                                                       2003      1.000          1.238                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.481          1.472           737,553
                                                       2006      1.402          1.481           743,604
                                                       2005      1.313          1.402           866,597
                                                       2004      1.172          1.313           678,153
                                                       2003      1.000          1.172            24,866

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.267          1.335            18,472
                                                       2006      1.185          1.267            18,613
                                                       2005      1.169          1.185            31,726
                                                       2004      1.125          1.169            18,238
                                                       2003      1.000          1.125             4,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.137          1.169         2,052,688
                                                       2006      1.006          1.137         2,068,620
                                                       2005      1.000          1.006         2,118,660

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.191          1.797           653,869
                                                       2006      1.629          2.191           638,466
                                                       2005      1.492          1.629           661,810
                                                       2004      1.164          1.492           495,080
                                                       2003      1.000          1.164            36,952

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.018          1.036            63,133
                                                       2006      0.995          1.018                --
                                                       2005      1.000          0.995                --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.328          1.461         1,337,607
                                                       2006      1.252          1.328         1,416,538
                                                       2005      1.176          1.252           963,267
                                                       2004      1.115          1.176           239,052
                                                       2003      1.000          1.115            14,329

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.094          2.237           546,217
                                                       2006      1.752          2.094           571,060
                                                       2005      1.513          1.752           595,864
                                                       2004      1.253          1.513           328,732
                                                       2003      1.000          1.253            12,489

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.399          1.385           415,408
                                                       2006      1.259          1.399           403,946
                                                       2005      1.214          1.259           366,868
                                                       2004      1.128          1.214           404,816
                                                       2003      1.000          1.128            11,810

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.322          1.463           454,326
                                                       2006      1.274          1.322           444,627
                                                       2005      1.202          1.274           456,356
                                                       2004      1.123          1.202           260,498
                                                       2003      1.000          1.123            25,001

  DWSI International Subaccount (Class B) (7/03).....  2007      1.885          2.112           356,739
                                                       2006      1.533          1.885           381,980
                                                       2005      1.350          1.533           340,718
                                                       2004      1.185          1.350           257,823
                                                       2003      1.000          1.185            27,401

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.206          1.260                --
                                                       2005      1.235          1.206           666,446
                                                       2004      1.130          1.235           338,535
                                                       2003      1.000          1.130             6,031

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.426          1.570                --
                                                       2005      1.284          1.426            10,913
                                                       2004      1.175          1.284             4,219
                                                       2003      1.000          1.175                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.217          1.246           770,393
                                                       2006      1.130          1.217           825,598
                                                       2005      1.109          1.130           864,635
                                                       2004      1.063          1.109           654,361
                                                       2003      1.000          1.063            31,204

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.591          1.610         1,054,513
                                                       2006      1.409          1.591         1,050,737
                                                       2005      1.310          1.409         1,070,577
                                                       2004      1.156          1.310           563,432
                                                       2003      1.000          1.156             7,903

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.156          1.187         1,963,565
                                                       2006      1.083          1.156         1,893,953
                                                       2005      1.058          1.083         1,359,329
                                                       2004      1.010          1.058           428,366

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.027          1.045         1,156,702
                                                       2006      1.008          1.027         1,147,868
                                                       2005      1.009          1.008         1,176,409
                                                       2004      0.988          1.009         1,057,469
                                                       2003      1.000          0.988           101,618

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.520          1.552         1,001,359
                                                       2006      1.355          1.520         1,040,648
                                                       2005      1.265          1.355         1,126,234
                                                       2004      1.158          1.265         1,104,940
                                                       2003      1.000          1.158            20,107

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.584          1.519         3,144,953
                                                       2006      1.366          1.584         3,049,951
                                                       2005      1.296          1.366         2,139,432
                                                       2004      1.163          1.296         1,259,728
                                                       2003      1.000          1.163            29,127

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.650          2.016           701,775
                                                       2005      1.532          1.650           772,211
                                                       2004      1.245          1.532           523,723
                                                       2003      1.000          1.245            26,297

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.354                --
                                                       2005      1.053          1.130           143,525
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.021          2.098           497,589
                                                       2006      1.590          2.021           403,016
                                                       2005      1.323          1.590           392,110
                                                       2004      1.180          1.323           319,331
                                                       2003      1.000          1.180            23,738

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.029          1.065           443,179
                                                       2006      1.012          1.029           385,490
                                                       2005      1.009          1.012           366,340
                                                       2004      0.995          1.009           333,059
                                                       2003      1.000          0.995            51,517

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.258          1.302         1,724,580
                                                       2006      1.139          1.258         1,936,992
                                                       2005      1.095          1.139         1,980,106
                                                       2004      1.017          1.095         1,129,270

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.314          1.296           811,709
                                                       2006      1.217          1.314           863,415
                                                       2005      1.200          1.217           869,695
                                                       2004      1.092          1.200           699,155
                                                       2003      1.000          1.092            16,024

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.057          1.075                --
                                                       2005      1.041          1.057           547,976
                                                       2004      1.010          1.041           382,562

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.241          1.241                --
                                                       2005      1.221          1.241                --
                                                       2004      1.132          1.221         1,582,658
                                                       2003      1.000          1.132            23,164

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.917          2.184           596,952
                                                       2006      1.563          1.917           565,960
                                                       2005      1.398          1.563           565,520
                                                       2004      1.210          1.398           467,194
                                                       2003      1.000          1.210            15,460

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.415          1.474           188,564
                                                       2006      1.336          1.415           216,997
                                                       2005      1.220          1.336           264,396
                                                       2004      1.120          1.220           221,717
                                                       2003      1.000          1.120            16,272

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.283          1.266                --
                                                       2005      1.222          1.283            75,489
                                                       2004      1.110          1.222             8,281
                                                       2003      1.000          1.110                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.148          1.270                --
                                                       2005      1.036          1.148            39,420

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.404          1.553           361,644
                                                       2006      1.245          1.404           425,689
                                                       2005      1.250          1.245           456,283
                                                       2004      1.163          1.250           469,896
                                                       2003      1.000          1.163            16,699

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.259          1.294                --
                                                       2005      1.292          1.259           337,156
                                                       2004      1.122          1.292           418,881
                                                       2003      1.000          1.122            26,263

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.443          1.527           110,008
                                                       2006      1.331          1.443           103,550
                                                       2005      1.183          1.331            96,233
                                                       2004      1.165          1.183            65,105
                                                       2003      1.000          1.165                --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.206          1.243         2,673,108
                                                       2006      1.109          1.206         2,765,167
                                                       2005      1.076          1.109         2,776,670
                                                       2004      1.013          1.076         1,083,858

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.002          1.029           233,699
                                                       2006      0.981          1.002           368,137
                                                       2005      0.976          0.981           139,524
                                                       2004      0.990          0.976           183,680
                                                       2003      1.000          0.990           225,779

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.106          1.127                --
                                                       2005      1.181          1.106           457,124
                                                       2004      1.194          1.181           128,229
                                                       2003      1.000          1.194             7,465

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.321          1.371           292,342
                                                       2006      1.285          1.321           278,096
                                                       2005      1.228          1.285           289,667
                                                       2004      1.133          1.228           226,524
                                                       2003      1.000          1.133            21,235

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.115          1.149           810,627
                                                       2006      1.045          1.115           765,951
                                                       2005      1.046          1.045           790,755
                                                       2004      0.985          1.046           455,091
                                                       2003      1.000          0.985             5,361

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.207          1.347           265,511
                                                       2006      1.225          1.207           256,483
                                                       2005      1.210          1.225           236,477
                                                       2004      1.216          1.210           230,133
                                                       2003      1.000          1.216            20,588

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.495          1.835           230,641
                                                       2006      1.436          1.495           233,250
                                                       2005      1.316          1.436           201,818
                                                       2004      1.213          1.316           181,078
                                                       2003      1.000          1.213            15,825

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.741          3.445           462,669

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.069          1.091         1,064,214
                                                       2006      1.003          1.069           908,666

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.819          2.150               --
                                                       2006      1.479          1.819               --
                                                       2005      1.291          1.479               --
                                                       2004      1.066          1.291               --
                                                       2003      1.000          1.066               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.151          1.156               --
                                                       2005      1.086          1.151               --
                                                       2004      1.062          1.086               --
                                                       2003      1.000          1.062               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.547          2.019               --
                                                       2006      1.326          1.547               --
                                                       2005      1.185          1.326               --
                                                       2004      1.121          1.185               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.631          2.753               --
                                                       2006      2.025          2.631               --
                                                       2005      1.615          2.025               --
                                                       2004      1.319          1.615               --
                                                       2003      1.000          1.319               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.808          1.702               --
                                                       2006      1.630          1.808               --
                                                       2005      1.431          1.630               --
                                                       2004      1.238          1.431               --
                                                       2003      1.000          1.238               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.478          1.469               --
                                                       2006      1.401          1.478               --
                                                       2005      1.312          1.401               --
                                                       2004      1.171          1.312               --
                                                       2003      1.000          1.171               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.264          1.332               --
                                                       2006      1.184          1.264               --
                                                       2005      1.168          1.184               --
                                                       2004      1.125          1.168               --
                                                       2003      1.000          1.125               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.136          1.167               --
                                                       2006      1.006          1.136               --
                                                       2005      1.000          1.006               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.187          1.793            7,475
                                                       2006      1.627          2.187            7,480
                                                       2005      1.491          1.627            7,484
                                                       2004      1.164          1.491               --
                                                       2003      1.000          1.164               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.017          1.035               --
                                                       2006      0.995          1.017               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.326          1.457               --
                                                       2006      1.250          1.326               --
                                                       2005      1.175          1.250               --
                                                       2004      1.115          1.175               --
                                                       2003      1.000          1.115               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.091          2.232               --
                                                       2006      1.750          2.091               --
                                                       2005      1.512          1.750               --
                                                       2004      1.253          1.512               --
                                                       2003      1.000          1.253               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.396          1.382               --
                                                       2006      1.257          1.396               --
                                                       2005      1.213          1.257               --
                                                       2004      1.127          1.213               --
                                                       2003      1.000          1.127               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.319          1.460            4,854
                                                       2006      1.272          1.319            4,857
                                                       2005      1.201          1.272            4,860
                                                       2004      1.123          1.201               --
                                                       2003      1.000          1.123               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.882          2.108               --
                                                       2006      1.531          1.882               --
                                                       2005      1.349          1.531               --
                                                       2004      1.184          1.349               --
                                                       2003      1.000          1.184               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.204          1.258               --
                                                       2005      1.234          1.204               --
                                                       2004      1.129          1.234               --
                                                       2003      1.000          1.129               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.425          1.567               --
                                                       2005      1.283          1.425               --
                                                       2004      1.175          1.283               --
                                                       2003      1.000          1.175               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.215          1.244               --
                                                       2006      1.129          1.215               --
                                                       2005      1.108          1.129               --
                                                       2004      1.063          1.108               --
                                                       2003      1.000          1.063               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.589          1.606               --
                                                       2006      1.407          1.589               --
                                                       2005      1.309          1.407               --
                                                       2004      1.155          1.309               --
                                                       2003      1.000          1.155               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.155          1.185               --
                                                       2006      1.083          1.155               --
                                                       2005      1.058          1.083               --
                                                       2004      1.010          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.025          1.042               --
                                                       2006      1.007          1.025               --
                                                       2005      1.008          1.007               --
                                                       2004      0.988          1.008               --
                                                       2003      1.000          0.988               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.517          1.549               --
                                                       2006      1.354          1.517               --
                                                       2005      1.264          1.354               --
                                                       2004      1.158          1.264               --
                                                       2003      1.000          1.158               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.581          1.516            8,383
                                                       2006      1.364          1.581            8,388
                                                       2005      1.295          1.364            4,392
                                                       2004      1.162          1.295               --
                                                       2003      1.000          1.162               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.647          2.012               --
                                                       2005      1.531          1.647               --
                                                       2004      1.244          1.531               --
                                                       2003      1.000          1.244               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.130          1.352               --
                                                       2005      1.053          1.130               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.018          2.093               --
                                                       2006      1.588          2.018               --
                                                       2005      1.322          1.588               --
                                                       2004      1.180          1.322               --
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.028          1.063               --
                                                       2006      1.010          1.028               --
                                                       2005      1.008          1.010               --
                                                       2004      0.995          1.008               --
                                                       2003      1.000          0.995               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.256          1.300               --
                                                       2006      1.138          1.256               --
                                                       2005      1.095          1.138               --
                                                       2004      1.017          1.095               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.312          1.293               --
                                                       2006      1.215          1.312               --
                                                       2005      1.199          1.215               --
                                                       2004      1.091          1.199               --
                                                       2003      1.000          1.091               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.057          1.074               --
                                                       2005      1.041          1.057               --
                                                       2004      1.010          1.041               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.239          1.239               --
                                                       2005      1.220          1.239               --
                                                       2004      1.132          1.220               --
                                                       2003      1.000          1.132               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.913          2.179               --
                                                       2006      1.561          1.913               --
                                                       2005      1.397          1.561               --
                                                       2004      1.209          1.397               --
                                                       2003      1.000          1.209               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.413          1.471               --
                                                       2006      1.335          1.413               --
                                                       2005      1.219          1.335               --
                                                       2004      1.119          1.219               --
                                                       2003      1.000          1.119               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.282          1.264               --
                                                       2005      1.221          1.282               --
                                                       2004      1.110          1.221               --
                                                       2003      1.000          1.110               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.147          1.268               --
                                                       2005      1.036          1.147               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.402          1.549            4,740
                                                       2006      1.244          1.402            4,742
                                                       2005      1.249          1.244            4,745
                                                       2004      1.162          1.249               --
                                                       2003      1.000          1.162               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.258          1.292               --
                                                       2005      1.291          1.258            4,575
                                                       2004      1.122          1.291               --
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.440          1.523               --
                                                       2006      1.329          1.440               --
                                                       2005      1.183          1.329               --
                                                       2004      1.164          1.183               --
                                                       2003      1.000          1.164               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.205          1.241               --
                                                       2006      1.108          1.205               --
                                                       2005      1.076          1.108               --
                                                       2004      1.013          1.076               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.001          1.026               --
                                                       2006      0.979          1.001               --
                                                       2005      0.975          0.979               --
                                                       2004      0.990          0.975               --
                                                       2003      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.105          1.125               --
                                                       2005      1.180          1.105               --
                                                       2004      1.193          1.180               --
                                                       2003      1.000          1.193               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.319          1.367               --
                                                       2006      1.284          1.319               --
                                                       2005      1.227          1.284               --
                                                       2004      1.132          1.227               --
                                                       2003      1.000          1.132               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.113          1.146           11,194
                                                       2006      1.044          1.113           11,201
                                                       2005      1.045          1.044           11,208
                                                       2004      0.985          1.045               --
                                                       2003      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.205          1.344               --
                                                       2006      1.224          1.205               --
                                                       2005      1.209          1.224               --
                                                       2004      1.215          1.209               --
                                                       2003      1.000          1.215               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.493          1.831            8,879
                                                       2006      1.434          1.493            8,884
                                                       2005      1.315          1.434            8,890
                                                       2004      1.212          1.315               --
                                                       2003      1.000          1.212               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.735          3.438               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.090               --
                                                       2006      1.003          1.068               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.714          2.026            27,847
                                                       2006      1.395          1.714            28,166
                                                       2005      1.218          1.395            29,179
                                                       2004      1.000          1.218                --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.104          1.109                --
                                                       2005      1.042          1.104             2,166
                                                       2004      1.000          1.042                --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.373          1.792            68,707
                                                       2006      1.178          1.373            38,551
                                                       2005      1.053          1.178            32,093
                                                       2004      1.000          1.053                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.097          2.194                --
                                                       2006      1.615          2.097            66,890
                                                       2005      1.289          1.615            75,011
                                                       2004      1.000          1.289                --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.419          1.335            37,211
                                                       2006      1.279          1.419            19,332
                                                       2005      1.124          1.279            16,299
                                                       2004      1.000          1.124                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.272          1.263            41,463
                                                       2006      1.206          1.272            41,494
                                                       2005      1.130          1.206            45,329
                                                       2004      1.000          1.130                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.113          1.172                --
                                                       2006      1.043          1.113                --
                                                       2005      1.030          1.043                --
                                                       2004      1.000          1.030                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.135          1.166           195,645
                                                       2006      1.006          1.135           194,699
                                                       2005      1.000          1.006           194,098

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.880          1.541            37,555
                                                       2006      1.399          1.880            52,726
                                                       2005      1.283          1.399            47,359
                                                       2004      1.000          1.283                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.017          1.033             9,538
                                                       2006      0.995          1.017             9,710
                                                       2005      1.000          0.995             9,717

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.172          1.288           223,183
                                                       2006      1.106          1.172           247,399
                                                       2005      1.040          1.106           148,027
                                                       2004      1.000          1.040                --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.634          1.743           143,386
                                                       2006      1.368          1.634           147,605
                                                       2005      1.183          1.368           134,212
                                                       2004      1.000          1.183                --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.227          1.214           368,444
                                                       2006      1.106          1.227           366,123
                                                       2005      1.067          1.106           304,609
                                                       2004      1.000          1.067                --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.149          1.270           103,586
                                                       2006      1.108          1.149            98,107
                                                       2005      1.047          1.108           101,615
                                                       2004      1.000          1.047                --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.611          1.803            64,108
                                                       2006      1.311          1.611            69,689
                                                       2005      1.156          1.311            26,489
                                                       2004      1.000          1.156                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.066          1.113                --
                                                       2005      1.093          1.066            71,221
                                                       2004      1.000          1.093                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.211          1.331                --
                                                       2005      1.091          1.211            28,443
                                                       2004      1.000          1.091                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.142          1.168           190,198
                                                       2006      1.061          1.142           195,954
                                                       2005      1.043          1.061           196,685
                                                       2004      1.000          1.043                --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.328          1.342           166,687
                                                       2006      1.177          1.328            90,510
                                                       2005      1.095          1.177            91,768
                                                       2004      1.000          1.095                --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.153          1.183           341,237
                                                       2006      1.082          1.153           507,300
                                                       2005      1.058          1.082           406,146
                                                       2004      1.010          1.058                --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.060          1.077             7,001
                                                       2006      1.041          1.060             7,004
                                                       2005      1.043          1.041             7,008
                                                       2004      1.000          1.043                --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.285          1.311           126,561
                                                       2006      1.147          1.285           121,139
                                                       2005      1.072          1.147            95,604
                                                       2004      1.000          1.072                --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.372          1.314           714,346
                                                       2006      1.184          1.372           700,652
                                                       2005      1.124          1.184           608,995
                                                       2004      1.000          1.124                --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.279          1.561           208,577
                                                       2005      1.189          1.279           257,116
                                                       2004      1.000          1.189                --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.129          1.351                --
                                                       2005      1.053          1.129            45,383
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.769          1.834           180,080
                                                       2006      1.393          1.769           145,837
                                                       2005      1.160          1.393           135,843
                                                       2004      1.000          1.160                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.054          1.089            20,776
                                                       2006      1.037          1.054            19,596
                                                       2005      1.035          1.037            18,701
                                                       2004      1.000          1.035                --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.255          1.298         1,640,648
                                                       2006      1.137          1.255         1,636,885
                                                       2005      1.095          1.137         1,486,700
                                                       2004      1.017          1.095                --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.206          1.188           299,353
                                                       2006      1.118          1.206           296,827
                                                       2005      1.103          1.118           293,668
                                                       2004      1.000          1.103                --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.056          1.073                --
                                                       2005      1.041          1.056           135,944
                                                       2004      1.010          1.041                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.088          1.088                --
                                                       2005      1.071          1.088                --
                                                       2004      1.000          1.071                --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.598          1.819            68,625
                                                       2006      1.304          1.598            56,309
                                                       2005      1.168          1.304            74,694
                                                       2004      1.000          1.168                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.272          1.324             6,665
                                                       2006      1.202          1.272             6,668
                                                       2005      1.098          1.202             6,671
                                                       2004      1.000          1.098                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.143          1.127                --
                                                       2005      1.089          1.143            41,630
                                                       2004      1.000          1.089                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.147          1.267                --
                                                       2005      1.036          1.147            99,873

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.201          1.327            37,990
                                                       2006      1.067          1.201            37,549
                                                       2005      1.072          1.067            37,424
                                                       2004      1.000          1.072                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.105          1.135                --
                                                       2005      1.135          1.105            17,403
                                                       2004      1.000          1.135                --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.297          1.372            25,712
                                                       2006      1.198          1.297             6,636
                                                       2005      1.066          1.198            11,923
                                                       2004      1.000          1.066                --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.203          1.239           865,308
                                                       2006      1.107          1.203           871,092
                                                       2005      1.076          1.107           575,733
                                                       2004      1.013          1.076                --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.017          1.043           196,222
                                                       2006      0.996          1.017                --
                                                       2005      0.993          0.996                --
                                                       2004      1.000          0.993                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.970          0.988                --
                                                       2005      1.037          0.970            52,736
                                                       2004      1.000          1.037                --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.160          1.203            55,020
                                                       2006      1.130          1.160            55,626
                                                       2005      1.081          1.130            39,530
                                                       2004      1.000          1.081                --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.173          1.207            91,477
                                                       2006      1.100          1.173            88,060
                                                       2005      1.102          1.100            83,982
                                                       2004      1.000          1.102                --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.034          1.153             3,150
                                                       2006      1.051          1.034             3,328
                                                       2005      1.039          1.051             3,035
                                                       2004      1.000          1.039                --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.257          1.540            68,657
                                                       2006      1.207          1.257            73,624
                                                       2005      1.108          1.207            65,092
                                                       2004      1.000          1.108                --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.180          2.739            75,235

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.089            23,425
                                                       2006      1.003          1.068             2,392





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.812          2.141           484,315
                                                       2006      1.475          1.812           547,742
                                                       2005      1.289          1.475           418,717
                                                       2004      1.065          1.289           257,948
                                                       2003      1.000          1.065            18,475

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.148          1.153                --
                                                       2005      1.084          1.148         1,245,072
                                                       2004      1.061          1.084         1,078,538
                                                       2003      1.000          1.061           158,729

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.541          2.010           286,495
                                                       2006      1.323          1.541           204,630
                                                       2005      1.184          1.323           230,102
                                                       2004      1.120          1.184           147,049
                                                       2003      1.000          1.120            46,628

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.622          2.742                --
                                                       2006      2.020          2.622           300,794
                                                       2005      1.613          2.020           286,790
                                                       2004      1.318          1.613           229,337
                                                       2003      1.000          1.318            33,045

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.802          1.695            45,099
                                                       2006      1.626          1.802           104,596
                                                       2005      1.429          1.626           112,876
                                                       2004      1.237          1.429            84,622
                                                       2003      1.000          1.237             3,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.473          1.462           661,456
                                                       2006      1.397          1.473           734,616
                                                       2005      1.310          1.397           755,147
                                                       2004      1.171          1.310           554,327
                                                       2003      1.000          1.171            47,089

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.260          1.326            84,645
                                                       2006      1.181          1.260            98,410
                                                       2005      1.167          1.181           100,281
                                                       2004      1.125          1.167            28,211
                                                       2003      1.000          1.125                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.165         1,238,505
                                                       2006      1.006          1.134         1,308,908
                                                       2005      1.000          1.006         1,335,970

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.179          1.785           780,840
                                                       2006      1.623          2.179           633,995
                                                       2005      1.489          1.623           669,880
                                                       2004      1.163          1.489           678,303
                                                       2003      1.000          1.163            91,869

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.016          1.032            25,670
                                                       2006      0.994          1.016            25,824
                                                       2005      1.000          0.994            16,230

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.321          1.451         1,537,145
                                                       2006      1.247          1.321         2,045,520
                                                       2005      1.173          1.247         1,547,662
                                                       2004      1.114          1.173           444,743
                                                       2003      1.000          1.114            37,389

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.083          2.222           353,253
                                                       2006      1.745          2.083           313,815
                                                       2005      1.510          1.745           358,928
                                                       2004      1.252          1.510           274,508
                                                       2003      1.000          1.252            50,341

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.391          1.376         1,341,907
                                                       2006      1.254          1.391         1,483,131
                                                       2005      1.211          1.254         1,430,586
                                                       2004      1.127          1.211         1,127,974
                                                       2003      1.000          1.127            83,511

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.315          1.453           557,564
                                                       2006      1.269          1.315           618,850
                                                       2005      1.199          1.269           696,026
                                                       2004      1.122          1.199           593,343
                                                       2003      1.000          1.122            75,808

  DWSI International Subaccount (Class B) (7/03).....  2007      1.875          2.098           953,580
                                                       2006      1.527          1.875         1,016,267
                                                       2005      1.347          1.527           693,360
                                                       2004      1.184          1.347           595,000
                                                       2003      1.000          1.184            16,378

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.201          1.254                --
                                                       2005      1.232          1.201           606,954
                                                       2004      1.129          1.232           578,376
                                                       2003      1.000          1.129            60,581

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.421          1.562                --
                                                       2005      1.281          1.421            59,836
                                                       2004      1.174          1.281            42,563
                                                       2003      1.000          1.174                --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.211          1.238           906,396
                                                       2006      1.126          1.211         1,104,566
                                                       2005      1.106          1.126         1,771,245
                                                       2004      1.062          1.106         1,299,927
                                                       2003      1.000          1.062             3,469

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.583          1.599         1,252,513
                                                       2006      1.403          1.583         1,229,734
                                                       2005      1.307          1.403         1,299,169
                                                       2004      1.155          1.307         1,170,698
                                                       2003      1.000          1.155            96,364

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.152          1.181         2,271,622
                                                       2006      1.081          1.152         2,429,247
                                                       2005      1.058          1.081         1,504,860
                                                       2004      1.010          1.058           607,758

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.021          1.038         2,849,414
                                                       2006      1.004          1.021         2,608,537
                                                       2005      1.007          1.004         2,606,056
                                                       2004      0.987          1.007         2,100,789
                                                       2003      1.000          0.987            13,999

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.512          1.542         1,932,401
                                                       2006      1.350          1.512         1,926,490
                                                       2005      1.262          1.350         1,957,481
                                                       2004      1.157          1.262         1,631,465
                                                       2003      1.000          1.157           117,089

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.575          1.509         2,187,647
                                                       2006      1.361          1.575         2,523,830
                                                       2005      1.292          1.361         1,646,496
                                                       2004      1.162          1.292         1,223,866
                                                       2003      1.000          1.162            75,302

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.643          2.005         1,197,049
                                                       2005      1.528          1.643         1,223,044
                                                       2004      1.244          1.528         1,007,495
                                                       2003      1.000          1.244            80,318

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.350                --
                                                       2005      1.053          1.128           454,621
                                                       2004      1.000          1.053                --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.011          2.084           615,586
                                                       2006      1.584          2.011           621,739
                                                       2005      1.320          1.584           435,632
                                                       2004      1.179          1.320           456,849
                                                       2003      1.000          1.179            84,892

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.024          1.058           361,027
                                                       2006      1.008          1.024           387,648
                                                       2005      1.007          1.008           470,168
                                                       2004      0.995          1.007           418,300
                                                       2003      1.000          0.995           130,356

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.254          1.296         3,112,565
                                                       2006      1.136          1.254         3,354,215
                                                       2005      1.094          1.136         3,447,986
                                                       2004      1.017          1.094           919,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.307          1.287           984,995
                                                       2006      1.212          1.307         1,047,391
                                                       2005      1.197          1.212         1,144,275
                                                       2004      1.091          1.197         1,114,908
                                                       2003      1.000          1.091            56,597

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.055          1.071                --
                                                       2005      1.041          1.055           868,747
                                                       2004      1.010          1.041           285,740

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.236          1.236                --
                                                       2005      1.218          1.236                --
                                                       2004      1.131          1.218           831,431
                                                       2003      1.000          1.131            59,411

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.907          2.169           796,201
                                                       2006      1.557          1.907           744,073
                                                       2005      1.395          1.557           768,919
                                                       2004      1.209          1.395           738,350
                                                       2003      1.000          1.209            42,984

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.408          1.464           424,546
                                                       2006      1.331          1.408           426,181
                                                       2005      1.217          1.331           503,436
                                                       2004      1.119          1.217           470,674
                                                       2003      1.000          1.119            47,671

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.279          1.260                --
                                                       2005      1.219          1.279           100,110
                                                       2004      1.109          1.219            78,016
                                                       2003      1.000          1.109             5,973

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.146          1.266                --
                                                       2005      1.036          1.146           376,755

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.397          1.542           887,835
                                                       2006      1.241          1.397           781,507
                                                       2005      1.247          1.241           759,430
                                                       2004      1.162          1.247           774,168
                                                       2003      1.000          1.162            71,711

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.254          1.288                --
                                                       2005      1.289          1.254           476,288
                                                       2004      1.121          1.289           481,303
                                                       2003      1.000          1.121            46,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.435          1.516           121,359
                                                       2006      1.326          1.435           235,889
                                                       2005      1.181          1.326           262,839
                                                       2004      1.164          1.181           267,008
                                                       2003      1.000          1.164            16,621

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.202          1.237         4,802,607
                                                       2006      1.106          1.202         4,988,767
                                                       2005      1.076          1.106         5,052,909
                                                       2004      1.013          1.076         1,915,919

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      0.997          1.022         1,541,308
                                                       2006      0.977          0.997         1,665,367
                                                       2005      0.974          0.977         1,019,464
                                                       2004      0.989          0.974           706,446
                                                       2003      1.000          0.989            12,106

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.102          1.121                --
                                                       2005      1.178          1.102           373,513
                                                       2004      1.193          1.178           288,143
                                                       2003      1.000          1.193            32,485

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.314          1.361           668,888
                                                       2006      1.280          1.314           785,881
                                                       2005      1.225          1.280           791,331
                                                       2004      1.132          1.225           488,779
                                                       2003      1.000          1.132            56,974

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.109          1.141         1,411,928
                                                       2006      1.041          1.109         1,397,630
                                                       2005      1.043          1.041         1,260,254
                                                       2004      0.984          1.043         1,000,269
                                                       2003      1.000          0.984            82,870

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.200          1.338           350,845
                                                       2006      1.221          1.200           533,492
                                                       2005      1.207          1.221           581,970
                                                       2004      1.215          1.207           451,659
                                                       2003      1.000          1.215            38,978

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.487          1.822           476,029
                                                       2006      1.430          1.487           576,897
                                                       2005      1.313          1.430           610,651
                                                       2004      1.212          1.313           604,438
                                                       2003      1.000          1.212            45,624

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.725          3.422           209,978

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.068          1.088         1,677,807
                                                       2006      1.003          1.068         1,755,369





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.809          2.136               --
                                                       2006      1.473          1.809               --
                                                       2005      1.288          1.473               --
                                                       2004      1.065          1.288               --
                                                       2003      1.000          1.065               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.146          1.151               --
                                                       2005      1.083          1.146           26,390
                                                       2004      1.061          1.083           26,400
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.539          2.005               --
                                                       2006      1.321          1.539               --
                                                       2005      1.183          1.321               --
                                                       2004      1.120          1.183               --
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.617          2.737               --
                                                       2006      2.018          2.617               --
                                                       2005      1.611          2.018               --
                                                       2004      1.318          1.611               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.799          1.691            6,678
                                                       2006      1.624          1.799            6,678
                                                       2005      1.428          1.624            6,678
                                                       2004      1.237          1.428            6,681
                                                       2003      1.000          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.470          1.459               --
                                                       2006      1.395          1.470               --
                                                       2005      1.309          1.395               --
                                                       2004      1.170          1.309               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.258          1.323               --
                                                       2006      1.179          1.258               --
                                                       2005      1.166          1.179               --
                                                       2004      1.124          1.166               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.134          1.163               --
                                                       2006      1.005          1.134               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.175          1.781           12,823
                                                       2006      1.621          2.175           12,823
                                                       2005      1.487          1.621           12,823
                                                       2004      1.163          1.487           12,828
                                                       2003      1.000          1.163               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.015          1.031               --
                                                       2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.318          1.447               --
                                                       2006      1.245          1.318               --
                                                       2005      1.173          1.245               --
                                                       2004      1.114          1.173               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.080          2.217           14,699
                                                       2006      1.743          2.080           12,979
                                                       2005      1.508          1.743            9,638
                                                       2004      1.252          1.508               --
                                                       2003      1.000          1.252               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.389          1.372           15,691
                                                       2006      1.252          1.389           15,691
                                                       2005      1.210          1.252           15,691
                                                       2004      1.126          1.210           15,697
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.312          1.450               --
                                                       2006      1.268          1.312               --
                                                       2005      1.198          1.268               --
                                                       2004      1.122          1.198               --
                                                       2003      1.000          1.122               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.872          2.093               --
                                                       2006      1.525          1.872               --
                                                       2005      1.346          1.525               --
                                                       2004      1.183          1.346               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.200          1.252               --
                                                       2005      1.231          1.200               --
                                                       2004      1.128          1.231               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.419          1.559               --
                                                       2005      1.280          1.419               --
                                                       2004      1.174          1.280               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.209          1.235               --
                                                       2006      1.124          1.209               --
                                                       2005      1.106          1.124               --
                                                       2004      1.062          1.106               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.580          1.595               --
                                                       2006      1.402          1.580               --
                                                       2005      1.306          1.402               --
                                                       2004      1.154          1.306               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.151          1.179          541,761
                                                       2006      1.080          1.151          541,460
                                                       2005      1.057          1.080          540,961
                                                       2004      1.010          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.020          1.035               --
                                                       2006      1.003          1.020               --
                                                       2005      1.006          1.003               --
                                                       2004      0.987          1.006               --
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.509          1.538           28,177
                                                       2006      1.348          1.509           23,581
                                                       2005      1.261          1.348           15,588
                                                       2004      1.157          1.261               --
                                                       2003      1.000          1.157               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.572          1.505           28,595
                                                       2006      1.359          1.572           22,745
                                                       2005      1.291          1.359           15,571
                                                       2004      1.161          1.291               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.641          2.001           25,654
                                                       2005      1.527          1.641           22,327
                                                       2004      1.243          1.527           12,514
                                                       2003      1.000          1.243               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.128          1.348               --
                                                       2005      1.053          1.128               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.007          2.079               --
                                                       2006      1.582          2.007               --
                                                       2005      1.319          1.582               --
                                                       2004      1.179          1.319               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.022          1.055               --
                                                       2006      1.007          1.022               --
                                                       2005      1.006          1.007               --
                                                       2004      0.994          1.006               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.252          1.294          252,411
                                                       2006      1.135          1.252          266,980
                                                       2005      1.094          1.135          267,712
                                                       2004      1.017          1.094           55,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.305          1.284               --
                                                       2006      1.211          1.305               --
                                                       2005      1.196          1.211               --
                                                       2004      1.090          1.196               --
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.054          1.070               --
                                                       2005      1.041          1.054               --
                                                       2004      1.010          1.041               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.235          1.235               --
                                                       2005      1.217          1.235               --
                                                       2004      1.131          1.217               --
                                                       2003      1.000          1.131               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.903          2.164           15,001
                                                       2006      1.555          1.903           14,403
                                                       2005      1.393          1.555           10,628
                                                       2004      1.208          1.393               --
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.405          1.461               --
                                                       2006      1.329          1.405               --
                                                       2005      1.216          1.329               --
                                                       2004      1.118          1.216               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.277          1.257               --
                                                       2005      1.218          1.277               --
                                                       2004      1.109          1.218               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.145          1.264               --
                                                       2005      1.036          1.145               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.394          1.538               --
                                                       2006      1.239          1.394               --
                                                       2005      1.246          1.239               --
                                                       2004      1.161          1.246               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.253          1.286               --
                                                       2005      1.288          1.253               --
                                                       2004      1.121          1.288               --
                                                       2003      1.000          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.432          1.513               --
                                                       2006      1.324          1.432               --
                                                       2005      1.180          1.324               --
                                                       2004      1.163          1.180               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.201          1.235          466,066
                                                       2006      1.106          1.201          466,221
                                                       2005      1.075          1.106          466,120
                                                       2004      1.013          1.075               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      0.995          1.019               --
                                                       2006      0.976          0.995               --
                                                       2005      0.973          0.976               --
                                                       2004      0.989          0.973               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.100          1.119               --
                                                       2005      1.177          1.100               --
                                                       2004      1.192          1.177               --
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.312          1.358               --
                                                       2006      1.279          1.312               --
                                                       2005      1.224          1.279               --
                                                       2004      1.131          1.224               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.107          1.138           28,358
                                                       2006      1.040          1.107           23,776
                                                       2005      1.043          1.040           14,977
                                                       2004      0.984          1.043               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.198          1.335               --
                                                       2006      1.219          1.198               --
                                                       2005      1.206          1.219               --
                                                       2004      1.214          1.206               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.485          1.818               --
                                                       2006      1.428          1.485               --
                                                       2005      1.312          1.428               --
                                                       2004      1.211          1.312               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.719          3.414               --

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.088           30,295
                                                       2006      1.003          1.067           30,295





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.806          2.131           11,780
                                                       2006      1.471          1.806               --
                                                       2005      1.287          1.471               --
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145           95,072
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.536          2.001          273,931
                                                       2006      1.320          1.536          275,358
                                                       2005      1.182          1.320            9,897
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.612          2.731               --
                                                       2006      2.015          2.612           90,488
                                                       2005      1.610          2.015           20,993
                                                       2004      1.317          1.610               --
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.796          1.687            1,607
                                                       2006      1.621          1.796            1,611
                                                       2005      1.427          1.621               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.468          1.456           10,010
                                                       2006      1.393          1.468           10,015
                                                       2005      1.307          1.393           10,020
                                                       2004      1.170          1.307               --
                                                       2003      1.000          1.170               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.255          1.320               --
                                                       2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.133          1.162            6,211
                                                       2006      1.005          1.133            6,214
                                                       2005      1.000          1.005            6,218

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.171          1.777            5,147
                                                       2006      1.619          2.171            4,929
                                                       2005      1.486          1.619            3,833
                                                       2004      1.162          1.486               --
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.014          1.029           19,547
                                                       2006      0.994          1.014               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.316          1.444          100,155
                                                       2006      1.244          1.316           93,860
                                                       2005      1.172          1.244           14,273
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.076          2.211           13,691
                                                       2006      1.741          2.076           36,746
                                                       2005      1.507          1.741           30,713
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.386          1.369          873,906
                                                       2006      1.251          1.386          962,510
                                                       2005      1.209          1.251           89,143
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.310          1.446           39,123
                                                       2006      1.266          1.310            1,868
                                                       2005      1.198          1.266            1,935
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.869          2.088          254,916
                                                       2006      1.523          1.869          265,225
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198           43,359
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417            6,476
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.206          1.232          167,038
                                                       2006      1.123          1.206          167,038
                                                       2005      1.105          1.123          167,038
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.577          1.591            4,608
                                                       2006      1.400          1.577            4,610
                                                       2005      1.304          1.400            4,613
                                                       2004      1.154          1.304               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.149          1.177          362,659
                                                       2006      1.080          1.149          362,728
                                                       2005      1.057          1.080           38,287
                                                       2004      1.010          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.018          1.033           29,724
                                                       2006      1.001          1.018           29,454
                                                       2005      1.005          1.001           45,937
                                                       2004      0.987          1.005               --
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.506          1.535          893,274
                                                       2006      1.347          1.506          778,381
                                                       2005      1.260          1.347          300,455
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.570          1.502          784,937
                                                       2006      1.357          1.570          743,412
                                                       2005      1.290          1.357          421,894
                                                       2004      1.161          1.290               --
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.639          1.998          359,478
                                                       2005      1.526          1.639          224,532
                                                       2004      1.243          1.526               --
                                                       2003      1.000          1.243               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.127          1.347               --
                                                       2005      1.053          1.127          300,501
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      2.004          2.074           71,122
                                                       2006      1.580          2.004           26,233
                                                       2005      1.318          1.580           25,905
                                                       2004      1.178          1.318               --
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.020          1.053               --
                                                       2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.251          1.291          377,953
                                                       2006      1.135          1.251          827,333
                                                       2005      1.094          1.135          704,075
                                                       2004      1.017          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.303          1.281          126,046
                                                       2006      1.209          1.303          123,674
                                                       2005      1.195          1.209           99,603
                                                       2004      1.090          1.195               --
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054          304,572
                                                       2004      1.010          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.900          2.159          102,051
                                                       2006      1.553          1.900          115,865
                                                       2005      1.392          1.553           45,948
                                                       2004      1.208          1.392               --
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.403          1.457          179,205
                                                       2006      1.328          1.403          163,014
                                                       2005      1.215          1.328           39,689
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275           31,464
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.145          1.263               --
                                                       2005      1.036          1.145          453,970

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.392          1.535               --
                                                       2006      1.237          1.392               --
                                                       2005      1.245          1.237               --
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251               --
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.430          1.509            2,025
                                                       2006      1.322          1.430            2,030
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.199          1.233          825,712
                                                       2006      1.105          1.199          830,648
                                                       2005      1.075          1.105          756,875
                                                       2004      1.013          1.075               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      0.994          1.017               --
                                                       2006      0.974          0.994               --
                                                       2005      0.972          0.974           77,455
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           38,681
                                                       2004      1.192          1.176               --
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.309          1.355          446,752
                                                       2006      1.277          1.309          441,506
                                                       2005      1.223          1.277          198,786
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.105          1.136          258,611
                                                       2006      1.039          1.105          219,360
                                                       2005      1.042          1.039          133,212
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.196          1.332            2,939
                                                       2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.482          1.814           13,151
                                                       2006      1.426          1.482            9,184
                                                       2005      1.311          1.426            9,118
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.714          3.406           55,404

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.087          425,274
                                                       2006      1.003          1.067          104,293





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.685          1.988            3,862
                                                       2006      1.374          1.685            3,864
                                                       2005      1.203          1.374            3,867
                                                       2004      1.000          1.203               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.076          1.080               --
                                                       2005      1.017          1.076           86,253
                                                       2004      1.000          1.017           19,844

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.388          1.808           60,189
                                                       2006      1.193          1.388               --
                                                       2005      1.069          1.193               --
                                                       2004      1.000          1.069               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      1.888          1.974               --
                                                       2006      1.457          1.888           44,045
                                                       2005      1.165          1.457           44,351
                                                       2004      1.000          1.165           15,896

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.424          1.337            4,327
                                                       2006      1.286          1.424           12,806
                                                       2005      1.133          1.286           13,221
                                                       2004      1.000          1.133               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.253          1.242           25,457
                                                       2006      1.190          1.253           46,147
                                                       2005      1.117          1.190           47,939
                                                       2004      1.000          1.117           50,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.125          1.182               --
                                                       2006      1.056          1.125               --
                                                       2005      1.045          1.056               --
                                                       2004      1.000          1.045               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.132          1.161               --
                                                       2006      1.005          1.132               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.770          1.448           32,128
                                                       2006      1.320          1.770           32,144
                                                       2005      1.213          1.320           27,278
                                                       2004      1.000          1.213               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.013          1.028               --
                                                       2006      0.993          1.013               --
                                                       2005      1.000          0.993               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.186          1.300           24,279
                                                       2006      1.121          1.186           39,164
                                                       2005      1.056          1.121           13,309
                                                       2004      1.000          1.056               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.646          1.753           23,851
                                                       2006      1.381          1.646           29,908
                                                       2005      1.197          1.381           29,471
                                                       2004      1.000          1.197            6,528

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.239          1.224          335,121
                                                       2006      1.119          1.239          363,106
                                                       2005      1.082          1.119          190,698
                                                       2004      1.000          1.082          141,107

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.136          1.254            2,243
                                                       2006      1.099          1.136           12,157
                                                       2005      1.040          1.099           13,517
                                                       2004      1.000          1.040           16,844

  DWSI International Subaccount (Class B) (7/03).....  2007      1.581          1.766           52,034
                                                       2006      1.289          1.581           62,336
                                                       2005      1.139          1.289           26,177
                                                       2004      1.000          1.139           18,430

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.033          1.078               --
                                                       2005      1.062          1.033           17,724
                                                       2004      1.000          1.062           16,200

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.222          1.342               --
                                                       2005      1.104          1.222              727
                                                       2004      1.000          1.104              729

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.128          1.152           75,313
                                                       2006      1.051          1.128           89,981
                                                       2005      1.034          1.051           91,763
                                                       2004      1.000          1.034           76,616

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.344          1.355           65,328
                                                       2006      1.193          1.344           71,426
                                                       2005      1.112          1.193           62,934
                                                       2004      1.000          1.112           46,634

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.148          1.175          111,939
                                                       2006      1.079          1.148          115,857
                                                       2005      1.057          1.079           97,729
                                                       2004      1.010          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.008          1.022           70,938
                                                       2006      0.992          1.008          118,971
                                                       2005      0.996          0.992          124,208
                                                       2004      1.000          0.996           71,133

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.277          1.300          184,041
                                                       2006      1.142          1.277          202,546
                                                       2005      1.069          1.142          201,295
                                                       2004      1.000          1.069           69,501

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.356          1.297          187,192
                                                       2006      1.173          1.356          218,283
                                                       2005      1.116          1.173          189,176
                                                       2004      1.000          1.116           18,938

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.255          1.529          125,034
                                                       2005      1.169          1.255          131,620
                                                       2004      1.000          1.169           70,133

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.345               --
                                                       2005      1.053          1.126           58,565
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.709          1.768           25,920
                                                       2006      1.348          1.709           26,260
                                                       2005      1.125          1.348           28,138
                                                       2004      1.000          1.125           25,819

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.016          1.048            9,860
                                                       2006      1.001          1.016            9,965
                                                       2005      1.002          1.001           11,451
                                                       2004      1.000          1.002            1,952

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.249          1.289          164,186
                                                       2006      1.134          1.249          160,881
                                                       2005      1.094          1.134          160,881
                                                       2004      1.017          1.094           72,711

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.182          1.162           57,340
                                                       2006      1.098          1.182           52,054
                                                       2005      1.085          1.098           47,220
                                                       2004      1.000          1.085            8,208

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.053          1.068               --
                                                       2005      1.040          1.053           95,906
                                                       2004      1.010          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.102          1.102               --
                                                       2005      1.087          1.102               --
                                                       2004      1.000          1.087               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.570          1.783           82,352
                                                       2006      1.284          1.570           98,608
                                                       2005      1.152          1.284           74,297
                                                       2004      1.000          1.152           44,807

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.271          1.320           36,574
                                                       2006      1.204          1.271           68,559
                                                       2005      1.102          1.204           69,653
                                                       2004      1.000          1.102           49,690

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.161          1.143               --
                                                       2005      1.109          1.161            9,317
                                                       2004      1.000          1.109               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.144          1.262               --
                                                       2005      1.036          1.144          156,333

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.208          1.331           74,219
                                                       2006      1.074          1.208           74,595
                                                       2005      1.082          1.074           77,595
                                                       2004      1.000          1.082           19,155

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.110          1.138               --
                                                       2005      1.142          1.110           35,650
                                                       2004      1.000          1.142           27,660

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.267          1.337               --
                                                       2006      1.172          1.267               --
                                                       2005      1.045          1.172               --
                                                       2004      1.000          1.045               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.198          1.231          605,726
                                                       2006      1.104          1.198          838,722
                                                       2005      1.075          1.104          838,170
                                                       2004      1.013          1.075          309,893

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.007          1.030           91,599
                                                       2006      0.988          1.007           24,864
                                                       2005      0.987          0.988           24,864
                                                       2004      1.000          0.987           24,864

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.949          0.965               --
                                                       2005      1.016          0.949           21,519
                                                       2004      1.000          1.016           13,198

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.141          1.180               --
                                                       2006      1.113          1.141               --
                                                       2005      1.067          1.113               --
                                                       2004      1.000          1.067               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.121          1.152          101,416
                                                       2006      1.055          1.121          116,307
                                                       2005      1.058          1.055          108,845
                                                       2004      1.000          1.058           32,132

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.038          1.155            2,445
                                                       2006      1.057          1.038            2,867
                                                       2005      1.047          1.057            3,818
                                                       2004      1.000          1.047           16,459

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.242          1.519               --
                                                       2006      1.196          1.242               --
                                                       2005      1.099          1.196               --
                                                       2004      1.000          1.099               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.961          2.460           23,775

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.067          1.086           88,465
                                                       2006      1.003          1.067           92,156





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.799          2.121            15,917
                                                       2006      1.467          1.799            14,448
                                                       2005      1.285          1.467            46,203
                                                       2004      1.064          1.285            50,899
                                                       2003      1.000          1.064            29,185

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.142          1.146                --
                                                       2005      1.080          1.142            78,584
                                                       2004      1.060          1.080            53,907
                                                       2003      1.000          1.060                --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.530          1.992            29,423
                                                       2006      1.316          1.530            13,515
                                                       2005      1.180          1.316            13,570
                                                       2004      1.119          1.180            13,671
                                                       2003      1.000          1.119                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.603          2.721                --
                                                       2006      2.010          2.603            27,881
                                                       2005      1.608          2.010            21,044
                                                       2004      1.317          1.608            11,897
                                                       2003      1.000          1.317                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.789          1.679            45,910
                                                       2006      1.617          1.789            58,819
                                                       2005      1.425          1.617            26,403
                                                       2004      1.236          1.425            26,403
                                                       2003      1.000          1.236                --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.463          1.449           122,257
                                                       2006      1.390          1.463           154,787
                                                       2005      1.305          1.390           171,508
                                                       2004      1.169          1.305           152,466
                                                       2003      1.000          1.169                --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.251          1.314                --
                                                       2006      1.175          1.251                --
                                                       2005      1.163          1.175                --
                                                       2004      1.123          1.163                --
                                                       2003      1.000          1.123                --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.159           155,409
                                                       2006      1.005          1.131           157,162
                                                       2005      1.000          1.005           185,473

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.164          1.769           470,968
                                                       2006      1.614          2.164           485,383
                                                       2005      1.484          1.614           515,186
                                                       2004      1.162          1.484           277,814
                                                       2003      1.000          1.162                --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.013          1.027           139,447
                                                       2006      0.993          1.013            58,338
                                                       2005      1.000          0.993                --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.311          1.438           402,888
                                                       2006      1.241          1.311           448,055
                                                       2005      1.170          1.241           237,612
                                                       2004      1.113          1.170             4,931
                                                       2003      1.000          1.113                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.069          2.201            53,261
                                                       2006      1.737          2.069            61,558
                                                       2005      1.505          1.737            55,938
                                                       2004      1.251          1.505            45,090
                                                       2003      1.000          1.251                --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.381          1.363           507,476
                                                       2006      1.248          1.381           531,595
                                                       2005      1.207          1.248           448,207
                                                       2004      1.125          1.207           365,748
                                                       2003      1.000          1.125                --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.305          1.440            61,010
                                                       2006      1.263          1.305            67,473
                                                       2005      1.196          1.263            50,339
                                                       2004      1.121          1.196            57,274
                                                       2003      1.000          1.121                --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.862          2.079           203,524
                                                       2006      1.519          1.862           211,901
                                                       2005      1.343          1.519           164,107
                                                       2004      1.182          1.343           158,815
                                                       2003      1.000          1.182                --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.195          1.246                --
                                                       2005      1.228          1.195            15,181
                                                       2004      1.127          1.228            19,512
                                                       2003      1.000          1.127                --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.414          1.551                --
                                                       2005      1.277          1.414            29,804
                                                       2004      1.173          1.277            32,757
                                                       2003      1.000          1.173            31,765

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.202          1.227           305,709
                                                       2006      1.120          1.202           305,118
                                                       2005      1.103          1.120           304,753
                                                       2004      1.061          1.103            28,622
                                                       2003      1.000          1.061                --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.572          1.584            49,149
                                                       2006      1.396          1.572            51,473
                                                       2005      1.302          1.396            91,296
                                                       2004      1.153          1.302            76,393
                                                       2003      1.000          1.153                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.146          1.173           602,885
                                                       2006      1.078          1.146           737,271
                                                       2005      1.057          1.078           600,308
                                                       2004      1.010          1.057           591,288

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.014          1.028           303,107
                                                       2006      0.999          1.014           245,683
                                                       2005      1.003          0.999           329,023
                                                       2004      0.986          1.003           277,697
                                                       2003      1.000          0.986            59,532

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.501          1.528           211,417
                                                       2006      1.343          1.501           193,982
                                                       2005      1.258          1.343           263,793
                                                       2004      1.156          1.258           203,026
                                                       2003      1.000          1.156            28,804

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.564          1.495           320,003
                                                       2006      1.354          1.564           319,753
                                                       2005      1.288          1.354           166,882
                                                       2004      1.160          1.288           118,167
                                                       2003      1.000          1.160            49,593

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.635          1.991            51,317
                                                       2005      1.524          1.635            85,672
                                                       2004      1.242          1.524            78,727
                                                       2003      1.000          1.242                --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.126          1.344                --
                                                       2005      1.053          1.126            61,865
                                                       2004      1.000          1.053            28,525

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.996          2.065           163,872
                                                       2006      1.576          1.996           150,052
                                                       2005      1.316          1.576           109,522
                                                       2004      1.178          1.316            85,426
                                                       2003      1.000          1.178                --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.017          1.048            55,233
                                                       2006      1.003          1.017            56,043
                                                       2005      1.004          1.003            77,478
                                                       2004      0.994          1.004            78,254
                                                       2003      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.248          1.287         2,081,020
                                                       2006      1.133          1.248         2,095,809
                                                       2005      1.094          1.133         1,237,967
                                                       2004      1.017          1.094           184,960

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.298          1.275           175,401
                                                       2006      1.206          1.298           166,292
                                                       2005      1.193          1.206           226,662
                                                       2004      1.090          1.193           196,509
                                                       2003      1.000          1.090            92,518

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.052          1.067                --
                                                       2005      1.040          1.052                --
                                                       2004      1.010          1.040                --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.231          1.231                --
                                                       2005      1.214          1.231                --
                                                       2004      1.130          1.214           151,691
                                                       2003      1.000          1.130           133,925

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.893          2.149           371,901
                                                       2006      1.549          1.893           382,148
                                                       2005      1.390          1.549           379,593
                                                       2004      1.207          1.390           112,799
                                                       2003      1.000          1.207                --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.398          1.451           122,418
                                                       2006      1.324          1.398           151,980
                                                       2005      1.213          1.324           158,645
                                                       2004      1.117          1.213            89,822
                                                       2003      1.000          1.117                --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.272          1.251                --
                                                       2005      1.215          1.272            36,480
                                                       2004      1.108          1.215             8,364
                                                       2003      1.000          1.108                --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.143          1.261                --
                                                       2005      1.036          1.143                --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.387          1.528            58,646
                                                       2006      1.234          1.387            72,468
                                                       2005      1.243          1.234            79,668
                                                       2004      1.160          1.243            34,677
                                                       2003      1.000          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.248          1.279                --
                                                       2005      1.285          1.248           210,145
                                                       2004      1.120          1.285           173,576
                                                       2003      1.000          1.120                --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.425          1.503                --
                                                       2006      1.319          1.425             5,372
                                                       2005      1.177          1.319             5,641
                                                       2004      1.162          1.177                --
                                                       2003      1.000          1.162                --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.196          1.229           335,319
                                                       2006      1.103          1.196           204,029
                                                       2005      1.075          1.103           219,912
                                                       2004      1.013          1.075           119,674

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      0.990          1.012           140,137
                                                       2006      0.972          0.990           134,194
                                                       2005      0.971          0.972            61,699
                                                       2004      0.988          0.971            58,185
                                                       2003      1.000          0.988                --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.096          1.114                --
                                                       2005      1.174          1.096           156,303
                                                       2004      1.191          1.174            93,679
                                                       2003      1.000          1.191            78,041

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.305          1.349           218,205
                                                       2006      1.274          1.305           228,740
                                                       2005      1.221          1.274           252,517
                                                       2004      1.130          1.221            88,772
                                                       2003      1.000          1.130                --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.101          1.131           335,593
                                                       2006      1.036          1.101           353,682
                                                       2005      1.040          1.036           313,852
                                                       2004      0.983          1.040           227,178
                                                       2003      1.000          0.983           179,617

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.192          1.326               990
                                                       2006      1.214          1.192             8,796
                                                       2005      1.203          1.214             9,109
                                                       2004      1.213          1.203            14,463
                                                       2003      1.000          1.213                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.477          1.806            94,579
                                                       2006      1.423          1.477           102,322
                                                       2005      1.309          1.423            83,232
                                                       2004      1.210          1.309            87,324
                                                       2003      1.000          1.210            30,545

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.704          3.391            21,263

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.085           200,243
                                                       2006      1.003          1.066            81,595





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.681          1.980              636
                                                       2006      1.371          1.681              687
                                                       2005      1.202          1.371              739
                                                       2004      1.000          1.202               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.074          1.077               --
                                                       2005      1.017          1.074               --
                                                       2004      1.000          1.017               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.384          1.801           50,909
                                                       2006      1.191          1.384               --
                                                       2005      1.068          1.191               --
                                                       2004      1.000          1.068               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      1.883          1.967               --
                                                       2006      1.454          1.883            8,081
                                                       2005      1.164          1.454            7,745
                                                       2004      1.000          1.164               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.420          1.332            3,752
                                                       2006      1.284          1.420            3,899
                                                       2005      1.132          1.284            3,903
                                                       2004      1.000          1.132               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.249          1.237            1,063
                                                       2006      1.188          1.249              999
                                                       2005      1.116          1.188            1,074
                                                       2004      1.000          1.116               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.122          1.178               --
                                                       2006      1.054          1.122               --
                                                       2005      1.044          1.054               --
                                                       2004      1.000          1.044               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.131          1.158               --
                                                       2006      1.005          1.131               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.765          1.442            9,068
                                                       2006      1.318          1.765            9,513
                                                       2005      1.212          1.318            9,576
                                                       2004      1.000          1.212               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.012          1.025            3,938
                                                       2006      0.993          1.012            3,633
                                                       2005      1.000          0.993            3,921

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.182          1.295           27,065
                                                       2006      1.119          1.182               --
                                                       2005      1.056          1.119               --
                                                       2004      1.000          1.056               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.642          1.746            2,374
                                                       2006      1.379          1.642            2,467
                                                       2005      1.196          1.379            2,470
                                                       2004      1.000          1.196               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.236          1.219            2,160
                                                       2006      1.117          1.236          136,772
                                                       2005      1.081          1.117               --
                                                       2004      1.000          1.081               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.133          1.249           13,272
                                                       2006      1.097          1.133            6,513
                                                       2005      1.039          1.097            6,297
                                                       2004      1.000          1.039               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.576          1.759           95,168
                                                       2006      1.286          1.576          108,088
                                                       2005      1.138          1.286           45,580
                                                       2004      1.000          1.138               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.031          1.075               --
                                                       2005      1.061          1.031               --
                                                       2004      1.000          1.061               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.220          1.338               --
                                                       2005      1.103          1.220               --
                                                       2004      1.000          1.103               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.125          1.147               --
                                                       2006      1.049          1.125               --
                                                       2005      1.033          1.049               --
                                                       2004      1.000          1.033               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.340          1.350               --
                                                       2006      1.191          1.340               --
                                                       2005      1.112          1.191               --
                                                       2004      1.000          1.112               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.145          1.171           11,534
                                                       2006      1.077          1.145            6,674
                                                       2005      1.057          1.077            2,927
                                                       2004      1.010          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.005          1.018            6,964
                                                       2006      0.990          1.005               --
                                                       2005      0.996          0.990               --
                                                       2004      1.000          0.996               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.274          1.295           92,588
                                                       2006      1.140          1.274           64,826
                                                       2005      1.069          1.140           62,448
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.353          1.292            1,980
                                                       2006      1.171          1.353           66,215
                                                       2005      1.115          1.171           66,667
                                                       2004      1.000          1.115               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.252          1.524           67,468
                                                       2005      1.168          1.252           71,534
                                                       2004      1.000          1.168               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.125          1.343               --
                                                       2005      1.053          1.125           79,441
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.704          1.761               --
                                                       2006      1.345          1.704               --
                                                       2005      1.124          1.345               --
                                                       2004      1.000          1.124               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.013          1.044               --
                                                       2006      1.000          1.013               --
                                                       2005      1.001          1.000               --
                                                       2004      1.000          1.001               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.246          1.285           56,080
                                                       2006      1.132          1.246           56,143
                                                       2005      1.093          1.132           55,939
                                                       2004      1.017          1.093               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.178          1.157               --
                                                       2006      1.096          1.178               --
                                                       2005      1.085          1.096               --
                                                       2004      1.000          1.085               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.052          1.066               --
                                                       2005      1.040          1.052            3,674
                                                       2004      1.010          1.040               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.100          1.100               --
                                                       2005      1.086          1.100               --
                                                       2004      1.000          1.086               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.566          1.777            5,609
                                                       2006      1.282          1.566            2,939
                                                       2005      1.151          1.282            4,022
                                                       2004      1.000          1.151               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.268          1.315               --
                                                       2006      1.202          1.268               --
                                                       2005      1.102          1.202               --
                                                       2004      1.000          1.102               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.159          1.139               --
                                                       2005      1.108          1.159               --
                                                       2004      1.000          1.108               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.143          1.259               --
                                                       2005      1.036          1.143          127,639

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.204          1.326               --
                                                       2006      1.072          1.204               --
                                                       2005      1.081          1.072               --
                                                       2004      1.000          1.081               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.108          1.135               --
                                                       2005      1.141          1.108               --
                                                       2004      1.000          1.141               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.263          1.332            5,561
                                                       2006      1.170          1.263            2,691
                                                       2005      1.045          1.170            2,544
                                                       2004      1.000          1.045               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.195          1.226               --
                                                       2006      1.103          1.195               --
                                                       2005      1.075          1.103               --
                                                       2004      1.013          1.075               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.004          1.026               --
                                                       2006      0.986          1.004               --
                                                       2005      0.986          0.986               --
                                                       2004      1.000          0.986               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.947          0.962               --
                                                       2005      1.015          0.947               --
                                                       2004      1.000          1.015               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.138          1.176           59,803
                                                       2006      1.111          1.138           56,768
                                                       2005      1.066          1.111           51,099
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.118          1.147            4,757
                                                       2006      1.053          1.118            4,561
                                                       2005      1.057          1.053            4,897
                                                       2004      1.000          1.057               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.035          1.151           30,237
                                                       2006      1.055          1.035               --
                                                       2005      1.046          1.055               --
                                                       2004      1.000          1.046               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.238          1.513           47,098
                                                       2006      1.194          1.238               --
                                                       2005      1.098          1.194               --
                                                       2004      1.000          1.098               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.955          2.451            8,896

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.084          291,235
                                                       2006      1.003          1.066               --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.699          2.001               --
                                                       2006      1.387          1.699               --
                                                       2005      1.216          1.387               --
                                                       2004      1.000          1.216               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.098          1.102               --
                                                       2005      1.040          1.098               --
                                                       2004      1.000          1.040               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.361          1.770               --
                                                       2006      1.172          1.361               --
                                                       2005      1.051          1.172               --
                                                       2004      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.079          2.172               --
                                                       2006      1.607          2.079           73,081
                                                       2005      1.286          1.607           73,081
                                                       2004      1.000          1.286               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.406          1.318               --
                                                       2006      1.272          1.406               --
                                                       2005      1.122          1.272               --
                                                       2004      1.000          1.122               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.261          1.248            8,474
                                                       2006      1.199          1.261            8,474
                                                       2005      1.127          1.199           16,704
                                                       2004      1.000          1.127               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.103          1.158               --
                                                       2006      1.037          1.103               --
                                                       2005      1.028          1.037               --
                                                       2004      1.000          1.028               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.130          1.157            5,209
                                                       2006      1.005          1.130            6,417
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.863          1.522          113,275
                                                       2006      1.392          1.863          113,275
                                                       2005      1.281          1.392          113,275
                                                       2004      1.000          1.281               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.011          1.024           12,409
                                                       2006      0.993          1.011           12,416
                                                       2005      1.000          0.993           12,422

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.162          1.272           17,336
                                                       2006      1.100          1.162           17,345
                                                       2005      1.038          1.100           17,354
                                                       2004      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.619          1.722           97,068
                                                       2006      1.361          1.619           97,074
                                                       2005      1.181          1.361           98,587
                                                       2004      1.000          1.181               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.216          1.199            4,647
                                                       2006      1.100          1.216            4,647
                                                       2005      1.065          1.100               --
                                                       2004      1.000          1.065               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.138          1.254          100,235
                                                       2006      1.102          1.138          102,107
                                                       2005      1.045          1.102          112,765
                                                       2004      1.000          1.045               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.596          1.780          119,398
                                                       2006      1.303          1.596          119,401
                                                       2005      1.154          1.303           26,649
                                                       2004      1.000          1.154               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.060          1.104               --
                                                       2005      1.091          1.060               --
                                                       2004      1.000          1.091               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.204          1.320               --
                                                       2005      1.089          1.204               --
                                                       2004      1.000          1.089               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.132          1.154           23,740
                                                       2006      1.056          1.132           23,740
                                                       2005      1.041          1.056           23,740
                                                       2004      1.000          1.041               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.316          1.326           22,204
                                                       2006      1.171          1.316           22,204
                                                       2005      1.093          1.171           22,204
                                                       2004      1.000          1.093               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.144          1.169               --
                                                       2006      1.077          1.144               --
                                                       2005      1.056          1.077               --
                                                       2004      1.010          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.051          1.064            3,436
                                                       2006      1.036          1.051            3,433
                                                       2005      1.041          1.036            3,403
                                                       2004      1.000          1.041               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.274          1.295               --
                                                       2006      1.141          1.274               --
                                                       2005      1.070          1.141               --
                                                       2004      1.000          1.070               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.359          1.298           75,262
                                                       2006      1.178          1.359           75,262
                                                       2005      1.122          1.178           80,973
                                                       2004      1.000          1.122               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.272          1.547          103,504
                                                       2005      1.187          1.272          103,504
                                                       2004      1.000          1.187               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.124          1.341               --
                                                       2005      1.053          1.124          113,655
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.753          1.811            9,276
                                                       2006      1.385          1.753            9,276
                                                       2005      1.158          1.385           15,672
                                                       2004      1.000          1.158               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.045          1.076            3,426
                                                       2006      1.031          1.045            3,458
                                                       2005      1.033          1.031            3,427
                                                       2004      1.000          1.033               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.245          1.283           37,857
                                                       2006      1.132          1.245           37,889
                                                       2005      1.093          1.132           37,923
                                                       2004      1.017          1.093               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.195          1.173           44,950
                                                       2006      1.112          1.195           44,950
                                                       2005      1.101          1.112           44,950
                                                       2004      1.000          1.101               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.051          1.065               --
                                                       2005      1.040          1.051               --
                                                       2004      1.010          1.040               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.083          1.083               --
                                                       2005      1.069          1.083               --
                                                       2004      1.000          1.069               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.584          1.797          189,004
                                                       2006      1.297          1.584          194,868
                                                       2005      1.166          1.297          204,290
                                                       2004      1.000          1.166               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.261          1.307               --
                                                       2006      1.196          1.261               --
                                                       2005      1.096          1.196               --
                                                       2004      1.000          1.096               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.137          1.117               --
                                                       2005      1.087          1.137               --
                                                       2004      1.000          1.087               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.142          1.258               --
                                                       2005      1.036          1.142            8,799

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.191          1.311               --
                                                       2006      1.061          1.191               --
                                                       2005      1.070          1.061               --
                                                       2004      1.000          1.070               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.099          1.126               --
                                                       2005      1.133          1.099               --
                                                       2004      1.000          1.133               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.286          1.355               --
                                                       2006      1.192          1.286               --
                                                       2005      1.064          1.192               --
                                                       2004      1.000          1.064               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.194          1.224               --
                                                       2006      1.102          1.194               --
                                                       2005      1.074          1.102               --
                                                       2004      1.012          1.074               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.008          1.030           11,738
                                                       2006      0.991          1.008               --
                                                       2005      0.991          0.991               --
                                                       2004      1.000          0.991               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.965          0.980               --
                                                       2005      1.035          0.965               --
                                                       2004      1.000          1.035               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.150          1.188               --
                                                       2006      1.124          1.150               --
                                                       2005      1.079          1.124               --
                                                       2004      1.000          1.079               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.162          1.192           40,173
                                                       2006      1.094          1.162           46,031
                                                       2005      1.100          1.094            9,163
                                                       2004      1.000          1.100               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.025          1.139            6,220
                                                       2006      1.045          1.025            6,223
                                                       2005      1.037          1.045           13,230
                                                       2004      1.000          1.037               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.245          1.521           92,352
                                                       2006      1.201          1.245           92,352
                                                       2005      1.106          1.201           92,352
                                                       2004      1.000          1.106               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.158          2.705           73,081

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.066          1.083           19,627
                                                       2006      1.003          1.066               --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.676          1.973            8,222
                                                       2006      1.369          1.676            8,347
                                                       2005      1.201          1.369            8,600
                                                       2004      1.000          1.201            5,843

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.072          1.075               --
                                                       2005      1.016          1.072           85,207
                                                       2004      1.000          1.016           35,321

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.380          1.794           59,854
                                                       2006      1.189          1.380           70,162
                                                       2005      1.067          1.189           73,707
                                                       2004      1.000          1.067           29,176

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      1.877          1.961               --
                                                       2006      1.452          1.877          131,996
                                                       2005      1.163          1.452          149,889
                                                       2004      1.000          1.163           81,744

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.416          1.327           12,132
                                                       2006      1.282          1.416              524
                                                       2005      1.131          1.282           15,237
                                                       2004      1.000          1.131           17,189

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.246          1.232          289,684
                                                       2006      1.186          1.246          271,421
                                                       2005      1.115          1.186          261,876
                                                       2004      1.000          1.115          141,356

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.119          1.173               --
                                                       2006      1.052          1.119           10,781
                                                       2005      1.043          1.052           11,530
                                                       2004      1.000          1.043               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.155           20,231
                                                       2006      1.004          1.129            9,058
                                                       2005      1.000          1.004            9,039

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.760          1.437           25,797
                                                       2006      1.315          1.760           21,521
                                                       2005      1.211          1.315           38,354
                                                       2004      1.000          1.211           25,705

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.010          1.023               --
                                                       2006      0.992          1.010               --
                                                       2005      1.000          0.992               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.179          1.291          166,149
                                                       2006      1.117          1.179          195,030
                                                       2005      1.055          1.117          121,182
                                                       2004      1.000          1.055           12,458

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.637          1.740           95,824
                                                       2006      1.376          1.637          106,873
                                                       2005      1.195          1.376          119,655
                                                       2004      1.000          1.195           69,218

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.232          1.214           83,043
                                                       2006      1.115          1.232           81,512
                                                       2005      1.080          1.115           80,979
                                                       2004      1.000          1.080           45,528

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.130          1.245          137,666
                                                       2006      1.095          1.130          131,864
                                                       2005      1.038          1.095          124,063
                                                       2004      1.000          1.038           57,585

  DWSI International Subaccount (Class B) (7/03).....  2007      1.572          1.752           58,896
                                                       2006      1.284          1.572           36,308
                                                       2005      1.137          1.284           23,213
                                                       2004      1.000          1.137           21,487

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.030          1.072               --
                                                       2005      1.060          1.030          139,012
                                                       2004      1.000          1.060           76,483

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.218          1.334               --
                                                       2005      1.102          1.218            2,154
                                                       2004      1.000          1.102            2,488

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.122          1.143           64,908
                                                       2006      1.047          1.122           65,766
                                                       2005      1.032          1.047           76,220
                                                       2004      1.000          1.032           20,852

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.336          1.345          195,112
                                                       2006      1.189          1.336          182,152
                                                       2005      1.111          1.189          191,774
                                                       2004      1.000          1.111           76,385

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.142          1.167          176,229
                                                       2006      1.076          1.142          175,536
                                                       2005      1.056          1.076          154,931
                                                       2004      1.010          1.056           97,069

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.002          1.015           59,039
                                                       2006      0.989          1.002           80,233
                                                       2005      0.995          0.989           88,708
                                                       2004      1.000          0.995           63,366

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.270          1.290          252,477
                                                       2006      1.138          1.270          258,344
                                                       2005      1.068          1.138          265,508
                                                       2004      1.000          1.068           97,222

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.349          1.287          322,485
                                                       2006      1.169          1.349          311,819
                                                       2005      1.114          1.169          205,906
                                                       2004      1.000          1.114           95,210

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.250          1.520          234,682
                                                       2005      1.167          1.250          287,113
                                                       2004      1.000          1.167          175,402

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.124          1.340               --
                                                       2005      1.053          1.124           21,776
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.699          1.755          144,043
                                                       2006      1.343          1.699          135,620
                                                       2005      1.123          1.343          170,033
                                                       2004      1.000          1.123           93,885

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.010          1.040          180,420
                                                       2006      0.998          1.010          168,483
                                                       2005      1.000          0.998          159,976
                                                       2004      1.000          1.000           75,514

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.243          1.281               --
                                                       2006      1.131          1.243          105,272
                                                       2005      1.093          1.131           93,739
                                                       2004      1.017          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.175          1.153          226,891
                                                       2006      1.094          1.175          212,094
                                                       2005      1.084          1.094          226,105
                                                       2004      1.000          1.084          119,584

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.050          1.064               --
                                                       2005      1.039          1.050           20,472
                                                       2004      1.010          1.039           13,051

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.099          1.099               --
                                                       2005      1.085          1.099               --
                                                       2004      1.000          1.085            8,048

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.561          1.770           43,309
                                                       2006      1.279          1.561           62,330
                                                       2005      1.150          1.279           65,817
                                                       2004      1.000          1.150           15,595

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.264          1.310           78,420
                                                       2006      1.200          1.264           98,553
                                                       2005      1.101          1.200           98,735
                                                       2004      1.000          1.101           67,436

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.157          1.136               --
                                                       2005      1.107          1.157               --
                                                       2004      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.141          1.257               --
                                                       2005      1.036          1.141               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.201          1.321          186,266
                                                       2006      1.070          1.201          191,483
                                                       2005      1.080          1.070          205,941
                                                       2004      1.000          1.080          126,409

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.106          1.133               --
                                                       2005      1.140          1.106           25,292
                                                       2004      1.000          1.140           25,235

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.260          1.327           33,974
                                                       2006      1.168          1.260           35,233
                                                       2005      1.044          1.168           35,342
                                                       2004      1.000          1.044           15,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.192          1.222           60,111
                                                       2006      1.101          1.192           60,089
                                                       2005      1.074          1.101           60,523
                                                       2004      1.012          1.074               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.001          1.022           24,373
                                                       2006      0.985          1.001               --
                                                       2005      0.985          0.985               --
                                                       2004      1.000          0.985               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.946          0.959               --
                                                       2005      1.015          0.946           77,684
                                                       2004      1.000          1.015           21,726

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.135          1.171           91,705
                                                       2006      1.109          1.135          106,146
                                                       2005      1.065          1.109          102,102
                                                       2004      1.000          1.065           31,644

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.115          1.143           59,735
                                                       2006      1.051          1.115           62,979
                                                       2005      1.056          1.051           68,038
                                                       2004      1.000          1.056           17,881

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.032          1.146           69,514
                                                       2006      1.053          1.032           84,498
                                                       2005      1.045          1.053           74,898
                                                       2004      1.000          1.045           57,561

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.235          1.508           33,939
                                                       2006      1.191          1.235           39,457
                                                       2005      1.097          1.191           38,271
                                                       2004      1.000          1.097           14,670

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.949          2.442          117,365

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.065          1.082           92,229
                                                       2006      1.003          1.065           92,360

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.787          2.102               --
                                                       2006      1.460          1.787               --
                                                       2005      1.281          1.460               --
                                                       2004      1.063          1.281               --
                                                       2003      1.000          1.063               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.136          1.139               --
                                                       2005      1.077          1.136           20,297
                                                       2004      1.059          1.077           20,297
                                                       2003      1.000          1.059           20,297

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.520          1.974               --
                                                       2006      1.310          1.520               --
                                                       2005      1.176          1.310               --
                                                       2004      1.118          1.176               --
                                                       2003      1.000          1.118               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.585          2.700               --
                                                       2006      2.000          2.585              400
                                                       2005      1.603          2.000              401
                                                       2004      1.315          1.603              402
                                                       2003      1.000          1.315               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.777          1.664               --
                                                       2006      1.609          1.777               --
                                                       2005      1.420          1.609               --
                                                       2004      1.234          1.420               --
                                                       2003      1.000          1.234               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.452          1.436            9,350
                                                       2006      1.383          1.452            9,350
                                                       2005      1.301          1.383            9,350
                                                       2004      1.168          1.301           11,044
                                                       2003      1.000          1.168            9,350

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.242          1.302               --
                                                       2006      1.169          1.242               --
                                                       2005      1.159          1.169               --
                                                       2004      1.122          1.159               --
                                                       2003      1.000          1.122               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.129          1.154               --
                                                       2006      1.004          1.129               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      2.148          1.753              431
                                                       2006      1.606          2.148              432
                                                       2005      1.479          1.606              433
                                                       2004      1.160          1.479            3,415
                                                       2003      1.000          1.160               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.010          1.022               --
                                                       2006      0.992          1.010               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.302          1.425           63,982
                                                       2006      1.234          1.302           63,982
                                                       2005      1.166          1.234               --
                                                       2004      1.112          1.166               --
                                                       2003      1.000          1.112               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      2.054          2.181            3,656
                                                       2006      1.728          2.054            3,658
                                                       2005      1.500          1.728            3,661
                                                       2004      1.249          1.500            3,664
                                                       2003      1.000          1.249               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.371          1.351               --
                                                       2006      1.241          1.371               --
                                                       2005      1.204          1.241               --
                                                       2004      1.124          1.204            4,385
                                                       2003      1.000          1.124               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.296          1.427              496
                                                       2006      1.256          1.296              497
                                                       2005      1.192          1.256              499
                                                       2004      1.119          1.192              500
                                                       2003      1.000          1.119               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.849          2.060            3,924
                                                       2006      1.511          1.849            3,927
                                                       2005      1.339          1.511            3,930
                                                       2004      1.181          1.339            3,933
                                                       2003      1.000          1.181               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.189          1.238               --
                                                       2005      1.225          1.189              489
                                                       2004      1.126          1.225              490
                                                       2003      1.000          1.126               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.406          1.540               --
                                                       2005      1.274          1.406               --
                                                       2004      1.172          1.274               --
                                                       2003      1.000          1.172               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.194          1.216            2,182
                                                       2006      1.114          1.194            2,183
                                                       2005      1.099          1.114            2,185
                                                       2004      1.060          1.099            7,993
                                                       2003      1.000          1.060               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.561          1.570            8,159
                                                       2006      1.389          1.561            8,169
                                                       2005      1.298          1.389            8,180
                                                       2004      1.152          1.298            8,191
                                                       2003      1.000          1.152               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.141          1.165               --
                                                       2006      1.075          1.141               --
                                                       2005      1.056          1.075               --
                                                       2004      1.009          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.007          1.019               --
                                                       2006      0.994          1.007               --
                                                       2005      1.000          0.994               --
                                                       2004      0.985          1.000               --
                                                       2003      1.000          0.985               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.490          1.514            2,370
                                                       2006      1.336          1.490            2,376
                                                       2005      1.254          1.336            2,383
                                                       2004      1.154          1.254            4,067
                                                       2003      1.000          1.154               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.553          1.481           20,076
                                                       2006      1.347          1.553           20,081
                                                       2005      1.284          1.347            9,821
                                                       2004      1.159          1.284           12,985
                                                       2003      1.000          1.159            9,821

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.627          1.977            3,421
                                                       2005      1.519          1.627            3,424
                                                       2004      1.241          1.519            4,928
                                                       2003      1.000          1.241               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.123          1.338               --
                                                       2005      1.053          1.123               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.982          2.046              471
                                                       2006      1.567          1.982              472
                                                       2005      1.312          1.567              474
                                                       2004      1.176          1.312              475
                                                       2003      1.000          1.176               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.009          1.039               --
                                                       2006      0.998          1.009               --
                                                       2005      1.000          0.998               --
                                                       2004      0.992          1.000               --
                                                       2003      1.000          0.992               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.242          1.278           39,748
                                                       2006      1.130          1.242           39,780
                                                       2005      1.093          1.130           39,814
                                                       2004      1.016          1.093               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.289          1.264           16,169
                                                       2006      1.200          1.289           16,173
                                                       2005      1.190          1.200           16,177
                                                       2004      1.088          1.190           17,557
                                                       2003      1.000          1.088           10,048

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.049          1.063               --
                                                       2005      1.039          1.049               --
                                                       2004      1.009          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.225          1.225               --
                                                       2005      1.211          1.225               --
                                                       2004      1.128          1.211               --
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.880          2.130            9,678
                                                       2006      1.541          1.880            9,679
                                                       2005      1.386          1.541            9,681
                                                       2004      1.206          1.386            9,682
                                                       2003      1.000          1.206            9,226

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.388          1.437           19,876
                                                       2006      1.318          1.388           19,876
                                                       2005      1.209          1.318           19,876
                                                       2004      1.116          1.209           19,876
                                                       2003      1.000          1.116           19,876

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.266          1.242               --
                                                       2005      1.211          1.266               --
                                                       2004      1.107          1.211               --
                                                       2003      1.000          1.107               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.141          1.255               --
                                                       2005      1.036          1.141               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.377          1.514           17,645
                                                       2006      1.228          1.377           17,650
                                                       2005      1.239          1.228           17,656
                                                       2004      1.159          1.239           22,945
                                                       2003      1.000          1.159            9,768

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.242          1.271               --
                                                       2005      1.281          1.242           11,261
                                                       2004      1.119          1.281           11,265
                                                       2003      1.000          1.119            9,819

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.415          1.489               --
                                                       2006      1.312          1.415               --
                                                       2005      1.173          1.312               --
                                                       2004      1.161          1.173               --
                                                       2003      1.000          1.161               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.191          1.220               --
                                                       2006      1.100          1.191               --
                                                       2005      1.074          1.100               --
                                                       2004      1.012          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      0.983          1.003               --
                                                       2006      0.967          0.983               --
                                                       2005      0.968          0.967               --
                                                       2004      0.987          0.968               --
                                                       2003      1.000          0.987               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      1.091          1.106               --
                                                       2005      1.171          1.091           75,702
                                                       2004      1.190          1.171           75,702
                                                       2003      1.000          1.190               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.295          1.337              522
                                                       2006      1.267          1.295              523
                                                       2005      1.217          1.267              525
                                                       2004      1.129          1.217              526
                                                       2003      1.000          1.129               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.093          1.120            7,015
                                                       2006      1.031          1.093            7,019
                                                       2005      1.037          1.031            7,024
                                                       2004      0.982          1.037            7,030
                                                       2003      1.000          0.982               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.184          1.314               --
                                                       2006      1.208          1.184               --
                                                       2005      1.199          1.208               --
                                                       2004      1.212          1.199               --
                                                       2003      1.000          1.212               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.466          1.789           68,970
                                                       2006      1.416          1.466           68,970
                                                       2005      1.305          1.416           68,970
                                                       2004      1.209          1.305           68,970
                                                       2003      1.000          1.209               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.683          3.360              399

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.065          1.081           23,067
                                                       2006      1.003          1.065           23,067

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.356          1.594           13,538
                                                       2006      1.109          1.356           14,676
                                                       2005      1.000          1.109           16,031

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.071          1.074               --
                                                       2005      1.000          1.071           18,150

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.319          1.713            3,007
                                                       2006      1.138          1.319            3,506
                                                       2005      1.000          1.138            3,821

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      1.570          1.640               --
                                                       2006      1.215          1.570           13,234
                                                       2005      1.000          1.215           15,197

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.236          1.157               --
                                                       2006      1.120          1.236               --
                                                       2005      1.000          1.120               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.122          1.109           18,962
                                                       2006      1.069          1.122           17,181
                                                       2005      1.000          1.069           16,424

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.086          1.138               --
                                                       2006      1.022          1.086               --
                                                       2005      1.000          1.022               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.128          1.153               --
                                                       2006      1.004          1.128               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.513          1.234               --
                                                       2006      1.132          1.513               --
                                                       2005      1.000          1.132               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.009          1.020               --
                                                       2006      0.992          1.009               --
                                                       2005      1.000          0.992               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.123          1.228            9,470
                                                       2006      1.065          1.123            9,468
                                                       2005      1.000          1.065               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.344          1.427               --
                                                       2006      1.131          1.344               --
                                                       2005      1.000          1.131               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.142          1.124           18,708
                                                       2006      1.034          1.142           17,060
                                                       2005      1.000          1.034               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.110          1.222           20,286
                                                       2006      1.077          1.110           61,176
                                                       2005      1.000          1.077           98,385

  DWSI International Subaccount (Class B) (7/03).....  2007      1.382          1.540               --
                                                       2006      1.130          1.382               --
                                                       2005      1.000          1.130               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      0.986          1.026               --
                                                       2005      1.000          0.986               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.112          1.217               --
                                                       2005      1.000          1.112            3,826

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.084          1.103               --
                                                       2006      1.012          1.084               --
                                                       2005      1.000          1.012               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.204          1.210               --
                                                       2006      1.072          1.204               --
                                                       2005      1.000          1.072               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.077          1.099          304,112
                                                       2006      1.015          1.077          304,186
                                                       2005      1.000          1.015          304,252

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      0.996          1.008               --
                                                       2006      0.984          0.996               --
                                                       2005      1.000          0.984               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.174          1.192               --
                                                       2006      1.054          1.174               --
                                                       2005      1.000          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.194          1.138           37,638
                                                       2006      1.036          1.194           28,016
                                                       2005      1.000          1.036           19,635

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.075          1.305           15,087
                                                       2005      1.000          1.075           16,503

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.060          1.262               --
                                                       2005      1.000          1.060               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.493          1.540           24,445
                                                       2006      1.181          1.493           17,561
                                                       2005      1.000          1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.004          1.033               --
                                                       2006      0.993          1.004               --
                                                       2005      1.000          0.993               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.138          1.171          163,185
                                                       2006      1.036          1.138          163,254
                                                       2005      1.000          1.036          163,314

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.070          1.048           17,847
                                                       2006      0.997          1.070           15,884
                                                       2005      1.000          0.997           15,312

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.005          1.017               --
                                                       2005      1.000          1.005               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.018          1.018               --
                                                       2005      1.000          1.018               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.364          1.545           20,576
                                                       2006      1.119          1.364           62,035
                                                       2005      1.000          1.119           99,604

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.152          1.193            4,054
                                                       2006      1.095          1.152            3,802
                                                       2005      1.000          1.095            3,908

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.067          1.047               --
                                                       2005      1.000          1.067               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.094          1.203               --
                                                       2005      1.000          1.094           16,184

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.104          1.213               --
                                                       2006      0.985          1.104               --
                                                       2005      1.000          0.985           19,623

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      0.995          1.018               --
                                                       2005      1.000          0.995            5,537

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.195          1.257               --
                                                       2006      1.109          1.195               --
                                                       2005      1.000          1.109               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.108          1.135          127,323
                                                       2006      1.025          1.108          109,363
                                                       2005      1.000          1.025           52,787

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.016          1.036          311,636
                                                       2006      1.000          1.016          311,636
                                                       2005      1.000          1.000          311,636

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.979          0.993               --
                                                       2005      1.000          0.979            5,632

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.060          1.093            4,235
                                                       2006      1.037          1.060            4,293
                                                       2005      1.000          1.037            4,215

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.045          1.070               --
                                                       2006      0.985          1.045               --
                                                       2005      1.000          0.985               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.028          1.141               --
                                                       2006      1.050          1.028               --
                                                       2005      1.000          1.050               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.127          1.374               --
                                                       2006      1.088          1.127           18,902
                                                       2005      1.000          1.088               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.629          2.040           10,465

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.080               --
                                                       2006      1.003          1.064               --

            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.691          1.987           10,054
                                                       2006      1.383          1.691           10,883
                                                       2005      1.215          1.383           11,424
                                                       2004      1.000          1.215               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.095          1.098               --
                                                       2005      1.039          1.095               --
                                                       2004      1.000          1.039               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.354          1.757               --
                                                       2006      1.168          1.354               --
                                                       2005      1.050          1.168               --
                                                       2004      1.000          1.050               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      2.068          2.160               --
                                                       2006      1.602          2.068            6,087
                                                       2005      1.285          1.602            6,911
                                                       2004      1.000          1.285               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.399          1.309               --
                                                       2006      1.268          1.399               --
                                                       2005      1.121          1.268               --
                                                       2004      1.000          1.121               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.254          1.239               --
                                                       2006      1.195          1.254               --
                                                       2005      1.126          1.195               --
                                                       2004      1.000          1.126               --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.098          1.150               --
                                                       2006      1.034          1.098               --
                                                       2005      1.027          1.034               --
                                                       2004      1.000          1.027               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.127          1.151               --
                                                       2006      1.004          1.127               --
                                                       2005      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.854          1.511               --
                                                       2006      1.388          1.854               --
                                                       2005      1.279          1.388               --
                                                       2004      1.000          1.279               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.008          1.019               --
                                                       2006      0.992          1.008               --
                                                       2005      1.000          0.992               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.156          1.263               --
                                                       2006      1.097          1.156               --
                                                       2005      1.037          1.097               --
                                                       2004      1.000          1.037               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.611          1.710               --
                                                       2006      1.357          1.611               --
                                                       2005      1.179          1.357               --
                                                       2004      1.000          1.179               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.210          1.191               --
                                                       2006      1.096          1.210               --
                                                       2005      1.064          1.096               --
                                                       2004      1.000          1.064               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.133          1.246           21,342
                                                       2006      1.099          1.133           21,675
                                                       2005      1.044          1.099           19,684
                                                       2004      1.000          1.044               --

  DWSI International Subaccount (Class B) (7/03).....  2007      1.588          1.768               --
                                                       2006      1.299          1.588               --
                                                       2005      1.152          1.299               --
                                                       2004      1.000          1.152               --

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.057          1.099               --
                                                       2005      1.089          1.057               --
                                                       2004      1.000          1.089               --

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.201          1.313               --
                                                       2005      1.088          1.201               --
                                                       2004      1.000          1.088               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.126          1.146               --
                                                       2006      1.052          1.126               --
                                                       2005      1.039          1.052               --
                                                       2004      1.000          1.039               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.310          1.316               --
                                                       2006      1.167          1.310               --
                                                       2005      1.092          1.167               --
                                                       2004      1.000          1.092               --

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.138          1.161               --
                                                       2006      1.074          1.138               --
                                                       2005      1.056          1.074               --
                                                       2004      1.009          1.056               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      1.045          1.056               --
                                                       2006      1.032          1.045               --
                                                       2005      1.040          1.032               --
                                                       2004      1.000          1.040               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.268          1.286               --
                                                       2006      1.138          1.268               --
                                                       2005      1.069          1.138               --
                                                       2004      1.000          1.069               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.352          1.289               --
                                                       2006      1.174          1.352               --
                                                       2005      1.121          1.174               --
                                                       2004      1.000          1.121               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.268          1.540            7,939
                                                       2005      1.185          1.268            8,404
                                                       2004      1.000          1.185               --

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.122          1.336               --
                                                       2005      1.053          1.122               --
                                                       2004      1.000          1.053               --

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.744          1.799           11,173
                                                       2006      1.381          1.744           10,627
                                                       2005      1.157          1.381           11,851
                                                       2004      1.000          1.157               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.039          1.068               --
                                                       2006      1.028          1.039               --
                                                       2005      1.032          1.028               --
                                                       2004      1.000          1.032               --

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.239          1.274               --
                                                       2006      1.128          1.239               --
                                                       2005      1.092          1.128               --
                                                       2004      1.016          1.092               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.189          1.165               --
                                                       2006      1.108          1.189               --
                                                       2005      1.100          1.108               --
                                                       2004      1.000          1.100               --

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.048          1.060               --
                                                       2005      1.039          1.048               --
                                                       2004      1.009          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.080          1.080               --
                                                       2005      1.068          1.080               --
                                                       2004      1.000          1.068               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.576          1.784               --
                                                       2006      1.293          1.576               --
                                                       2005      1.164          1.293               --
                                                       2004      1.000          1.164               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.254          1.298               --
                                                       2006      1.192          1.254               --
                                                       2005      1.095          1.192               --
                                                       2004      1.000          1.095               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.133          1.111               --
                                                       2005      1.086          1.133               --
                                                       2004      1.000          1.086               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.140          1.253               --
                                                       2005      1.036          1.140               --

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.185          1.302               --
                                                       2006      1.058          1.185               --
                                                       2005      1.069          1.058               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.096          1.121               --
                                                       2005      1.131          1.096               --
                                                       2004      1.000          1.131               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.279          1.345               --
                                                       2006      1.188          1.279               --
                                                       2005      1.063          1.188               --
                                                       2004      1.000          1.063               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.188          1.216               --
                                                       2006      1.099          1.188               --
                                                       2005      1.074          1.099               --
                                                       2004      1.012          1.074               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      1.003          1.023               --
                                                       2006      0.988          1.003               --
                                                       2005      0.990          0.988               --
                                                       2004      1.000          0.990               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.962          0.975               --
                                                       2005      1.034          0.962               --
                                                       2004      1.000          1.034               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.144          1.179           11,724
                                                       2006      1.121          1.144           10,729
                                                       2005      1.077          1.121            9,546
                                                       2004      1.000          1.077               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.156          1.183           22,361
                                                       2006      1.091          1.156           21,345
                                                       2005      1.099          1.091           19,874
                                                       2004      1.000          1.099               --

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.020          1.131               --
                                                       2006      1.042          1.020               --
                                                       2005      1.036          1.042               --
                                                       2004      1.000          1.036               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.239          1.510               --
                                                       2006      1.197          1.239               --
                                                       2005      1.104          1.197               --
                                                       2004      1.000          1.104               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.146          2.686            5,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.079               --
                                                       2006      1.003          1.064               --





            SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (8/03)...............  2007      1.667          1.958               --
                                                       2006      1.364          1.667               --
                                                       2005      1.199          1.364               --
                                                       2004      1.000          1.199               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (7/03).............................................  2006      1.068          1.071               --
                                                       2005      1.014          1.068            3,976
                                                       2004      1.000          1.014            3,981

  Alger American Leveraged AllCap Subaccount (Class
  S) (10/03).........................................  2007      1.373          1.780            2,486
                                                       2006      1.185          1.373               --
                                                       2005      1.066          1.185               --
                                                       2004      1.000          1.066               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/03)............................................  2007      1.867          1.949               --
                                                       2006      1.447          1.867           39,116
                                                       2005      1.161          1.447           44,754
                                                       2004      1.000          1.161               --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)............................................  2007      1.408          1.317           43,075
                                                       2006      1.277          1.408           43,199
                                                       2005      1.129          1.277           44,609
                                                       2004      1.000          1.129               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03).............................................  2007      1.239          1.223           78,746
                                                       2006      1.181          1.239           80,363
                                                       2005      1.114          1.181           78,456
                                                       2004      1.000          1.114            4,826

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (9/03)............................  2007      1.113          1.165           32,821
                                                       2006      1.049          1.113           32,885
                                                       2005      1.042          1.049           32,044
                                                       2004      1.000          1.042               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2007      1.126          1.150               --
                                                       2006      1.004          1.126               --
                                                       2005      1.000          1.004               --

  DWS VIT RREEF Real Estate Securites Subaccount
  (Class B) (7/03)...................................  2007      1.750          1.426           20,456
                                                       2006      1.311          1.750           19,365
                                                       2005      1.209          1.311           22,479
                                                       2004      1.000          1.209               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (6/05)..............  2007      1.007          1.018               --
                                                       2006      0.991          1.007               --
                                                       2005      1.000          0.991               --

  DWSI Capital Growth Subaccount (Class B) (8/03)....  2007      1.173          1.281          120,122
                                                       2006      1.113          1.173          129,394
                                                       2005      1.053          1.113           36,442
                                                       2004      1.000          1.053               --

  DWSI Global Opportunities Subaccount (Class B)
  (10/03)............................................  2007      1.628          1.727            2,595
                                                       2006      1.371          1.628               --
                                                       2005      1.193          1.371               --
                                                       2004      1.000          1.193               --

  DWSI Growth & Income Subaccount (Class B) (7/03)...  2007      1.226          1.205           67,925
                                                       2006      1.111          1.226           66,855
                                                       2005      1.079          1.111           25,839
                                                       2004      1.000          1.079               --

  DWSI Health Care Subaccount (Class B) (7/03).......  2007      1.124          1.235           10,357
                                                       2006      1.091          1.124           10,044
                                                       2005      1.037          1.091            9,654
                                                       2004      1.000          1.037            2,973

  DWSI International Subaccount (Class B) (7/03).....  2007      1.563          1.739           88,846
                                                       2006      1.280          1.563           82,612
                                                       2005      1.135          1.280            1,332
                                                       2004      1.000          1.135               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (8/03)..........................................  2006      1.026          1.067               --
                                                       2005      1.058          1.026           67,644
                                                       2004      1.000          1.058            2,917

  DWSII All Cap Growth Subaccount (Class B) (8/03)...  2006      1.214          1.327               --
                                                       2005      1.101          1.214            7,809
                                                       2004      1.000          1.101               --

  DWSII Balanced Subaccount (Class B) (7/03).........  2007      1.116          1.134               --
                                                       2006      1.043          1.116               --
                                                       2005      1.031          1.043               --
                                                       2004      1.000          1.031               --

  DWSII Blue Chip Subaccount (Class B) (8/03)........  2007      1.329          1.335           27,506
                                                       2006      1.185          1.329           26,735
                                                       2005      1.109          1.185           30,423
                                                       2004      1.000          1.109            2,849

  DWSII Conservative Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.137          1.159               --
                                                       2006      1.073          1.137               --
                                                       2005      1.055          1.073               --
                                                       2004      1.009          1.055               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03).............................................  2007      0.997          1.007               --
                                                       2006      0.985          0.997            1,822
                                                       2005      0.993          0.985            1,825
                                                       2004      1.000          0.993            1,829

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03).............................................  2007      1.263          1.281          130,443
                                                       2006      1.134          1.263          130,909
                                                       2005      1.066          1.134          137,607
                                                       2004      1.000          1.066               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (8/03)..........................................  2007      1.341          1.277           46,980
                                                       2006      1.165          1.341           80,454
                                                       2005      1.113          1.165           30,780
                                                       2004      1.000          1.113            4,634

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (7/03)..........................................  2006      1.246          1.512           46,783
                                                       2005      1.165          1.246           49,370
                                                       2004      1.000          1.165            2,750

  DWSII Foreign Value Subaccount (Class B) (11/04)...  2006      1.121          1.334               --
                                                       2005      1.052          1.121          107,140
                                                       2004      1.000          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Global Thematic Subaccount (Class B)
  (10/03)............................................  2007      1.690          1.741               --
                                                       2006      1.338          1.690               --
                                                       2005      1.122          1.338               --
                                                       2004      1.000          1.122               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03)...................................  2007      1.005          1.032               --
                                                       2006      0.994          1.005            1,808
                                                       2005      0.998          0.994            1,811
                                                       2004      1.000          0.998            1,815

  DWSII Growth Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.237          1.272               --
                                                       2006      1.128          1.237               --
                                                       2005      1.092          1.128               --
                                                       2004      1.016          1.092               --

  DWSII High Income Subaccount (Class B) (7/03)......  2007      1.169          1.144           51,678
                                                       2006      1.090          1.169           49,115
                                                       2005      1.082          1.090           51,319
                                                       2004      1.000          1.082            1,787

  DWSII Income Allocation Subaccount (Class B)
  (9/04).............................................  2006      1.047          1.059               --
                                                       2005      1.039          1.047               --
                                                       2004      1.009          1.039               --

  DWSII Index 500 Subaccount (Class B) (7/03)........  2006      1.095          1.095               --
                                                       2005      1.083          1.095               --
                                                       2004      1.000          1.083               --

  DWSII International Select Equity Subaccount (Class
  B) (7/03)..........................................  2007      1.553          1.757           16,803
                                                       2006      1.275          1.553           18,931
                                                       2005      1.148          1.275           22,434
                                                       2004      1.000          1.148               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03).............................................  2007      1.257          1.300           52,451
                                                       2006      1.196          1.257           51,122
                                                       2005      1.099          1.196           49,422
                                                       2004      1.000          1.099            2,923

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (10/03).........................................  2006      1.153          1.130               --
                                                       2005      1.105          1.153               --
                                                       2004      1.000          1.105               --

  DWSII Large Cap Core Subaccount (Class B) (12/04)..  2006      1.139          1.251               --
                                                       2005      1.036          1.139           44,899

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Large Cap Value Subaccount (Class B) (8/03)..  2007      1.194          1.311            4,391
                                                       2006      1.067          1.194            4,377
                                                       2005      1.078          1.067            4,413
                                                       2004      1.000          1.078            2,855

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (8/03).............................................  2006      1.102          1.127               --
                                                       2005      1.138          1.102               --
                                                       2004      1.000          1.138               --

  DWSII Mid Cap Growth Subaccount (Class B) (12/03)..  2007      1.253          1.317               --
                                                       2006      1.164          1.253               --
                                                       2005      1.042          1.164               --
                                                       2004      1.000          1.042               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04).............................................  2007      1.186          1.214               --
                                                       2006      1.098          1.186               --
                                                       2005      1.073          1.098               --
                                                       2004      1.012          1.073               --

  DWSII Money Market Subaccount (Class B) (8/03).....  2007      0.996          1.015               --
                                                       2006      0.981          0.996               --
                                                       2005      0.983          0.981               --
                                                       2004      1.000          0.983               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03).............................................  2006      0.942          0.954               --
                                                       2005      1.013          0.942           93,795
                                                       2004      1.000          1.013               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.128          1.162           53,155
                                                       2006      1.106          1.128           59,103
                                                       2005      1.064          1.106           57,153
                                                       2004      1.000          1.064            2,070

  DWSII Strategic Income Subaccount (Class B)
  (7/03).............................................  2007      1.109          1.134           24,854
                                                       2006      1.047          1.109           24,518
                                                       2005      1.055          1.047           26,741
                                                       2004      1.000          1.055            1,821

  DWSII Technology Subaccount (Class B) (7/03).......  2007      1.026          1.138            3,112
                                                       2006      1.049          1.026            3,115
                                                       2005      1.043          1.049            3,119
                                                       2004      1.000          1.043            3,123

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03).............................................  2007      1.228          1.496           17,251
                                                       2006      1.187          1.228           17,971
                                                       2005      1.096          1.187           19,454
                                                       2004      1.000          1.096               --

Met Investors Series Trust
  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.937          2.423           39,765

Metropolitan Series Fund, Inc.
  MSF MFS(R) Total Return Subaccount (Class B)
  (4/06).............................................  2007      1.064          1.078            3,191
                                                       2006      1.003          1.064            4,240




The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)

                                   APPENDIX A

MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP                       ALGER AMERICAN   AMERICAN FUNDS
                                 CORE EQUITY    AIM V.I. UTILITIES  LEVERAGED ALLCAP  GLOBAL GROWTH
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                 (SERIES II)        (SERIES I)          (CLASS S)        (CLASS 2)
                              ----------------  ------------------  ----------------  --------------
ASSETS:
   Investments at fair value     $2,855,634         $2,730,393         $4,041,927      $24,071,615
                                 ----------         ----------         ----------      -----------
         Total Assets             2,855,634          2,730,393          4,041,927       24,071,615
                                 ----------         ----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 427                397                588            3,588
      Administrative fees                35                 34                 50              299
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------         ----------      -----------
         Total Liabilities              462                431                638            3,887
                                 ----------         ----------         ----------      -----------
NET ASSETS                       $2,855,172         $2,729,962         $4,041,289      $24,067,728
                                 ==========         ==========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS  AMERICAN FUNDS                           DREYFUS
                               GROWTH-INCOME      GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK
                                SUBACCOUNT      SUBACCOUNT     GLOBAL SMALL CAP       SUBACCOUNT
                                 (CLASS 2)       (CLASS 2)        SUBACCOUNT       (SERVICE SHARES)
                              --------------  --------------  -------------------  ----------------
ASSETS:
   Investments at fair value    $44,988,255     $55,788,573         $684,699          $4,433,720
                                -----------     -----------         --------          ----------
         Total Assets            44,988,255      55,788,573          684,699           4,433,720
                                -----------     -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges               6,805           8,342              103                 661
      Administrative fees               558             693                9                  55
   Due to MetLife Insurance
      Company of Connecticut             --              --               --                  --
                                -----------     -----------         --------          ----------
         Total Liabilities            7,363           9,035              112                 716
                                -----------     -----------         --------          ----------
NET ASSETS                      $44,980,892     $55,779,538         $684,587          $4,433,004
                                ===========     ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                               DREYFUS SOCIALLY     DREYFUS VIF         DREYFUS VIF         DWS VIT
                              RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                              ------------------  ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value       $279,745           $2,400,273         $7,239,029        $5,511,473
                                   --------           ----------         ----------        ----------
         Total Assets               279,745            2,400,273          7,239,029         5,511,473
                                   --------           ----------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  43                  357              1,096               815
      Administrative fees
   Due to MetLife Insurance               3                   30                 90                68
      Company of Connecticut             --                   --                 --                --
                                   --------           ----------         ----------        ----------
         Total Liabilities               46                  387              1,186               883
                                   --------           ----------         ----------        ----------
NET ASSETS                         $279,699           $2,399,886         $7,237,843        $5,510,590
                                   ========           ==========         ==========        ==========

                                 DWS VIT RREEF                DWSI
                              REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES
                                    SUBACCOUNT              SUBACCOUNT
                                     (CLASS B)               (CLASS B)
                              ----------------------  --------------------
ASSETS:
   Investments at fair value        $5,103,483               $3,807,476
                                    ----------               ----------
      Total Assets                   5,103,483                3,807,476
                                    ----------               ----------
LIABILITIES:
   Other payables
      Insurance charges                    764                      571
      Administrative fees
   Due to MetLife Insurance                 62                       48
      Company of Connecticut                --                       --
                                    ----------               ----------
         Total Liabilities                 826                      619
                                    ----------               ----------
NET ASSETS                          $5,102,657               $3,806,857
                                    ==========               ==========

   The accompanying notes are an integral part of these financial statements.

                                 DWSII       DWSI          DWSI             DWSI
                               BALANCED      BOND     CAPITAL GROWTH  GROWTH & INCOME
                              SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS B)   (CLASS B)    (CLASS B)        (CLASS B)
                              ----------  ----------  --------------  ---------------
ASSETS:
   Investments at fair value  $3,697,679   $526,477     $7,944,200       $6,122,033
                              ----------   --------     ----------       ----------
         Total Assets          3,697,679    526,477      7,944,200        6,122,033
                              ----------   --------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges              570         77          1,207              987
      Administrative fees             46          7             98               76
   Due to MetLife Insurance
      Company of Connecticut          --         --             --               --
                              ----------   --------     ----------       ----------
         Total Liabilities           616         84          1,305            1,063
                              ----------   --------     ----------       ----------
NET ASSETS                    $3,697,063   $526,393     $7,942,895       $6,120,970
                              ==========   ========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DWSI          DWSII           DWSII          DWSII             DWSII                 DWSII
                              HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP  CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT              SUBACCOUNT
                               (CLASS B)     (CLASS B)       (CLASS B)       (CLASS B)        (CLASS B)              (CLASS B)
                              -----------  -------------  ----------------  ----------  -----------------------  ------------------
ASSETS:
   Investments at fair value   $2,893,172    $5,793,025      $4,714,018     $5,881,372        $11,019,224            $6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Assets           2,893,172     5,793,025       4,714,018      5,881,372         11,019,224             6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
LIABILITIES:
   Other payables
      Insurance charges               445           912             726            885              1,652                   993
      Administrative fees              36            72              58             73                136                    83
   Due to MetLife Insurance
      Company of Connecticut           --            --              --             --                 --                    --
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Liabilities            481           984             784            958              1,788                 1,076
                               ----------    ----------      ----------     ----------        -----------            ----------
NET ASSETS                     $2,892,691    $5,792,041      $4,713,234     $5,880,414        $11,017,436            $6,717,628
                               ==========    ==========      ==========     ==========        ===========            ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII            DWSII DREMAN         DWSII DREMAN          DWSII
                              DAVIS VENTURE VALUE  HIGH RETURN EQUITY  SMALL MID CAP VALUE  GLOBAL THEMATIC
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)           (CLASS B)          (CLASS B)
                              -------------------  ------------------  -------------------  ---------------
ASSETS:
   Investments at fair value      $10,210,680          $17,533,632          $8,142,916         $4,975,405
                                  -----------          -----------          ----------         ----------
         Total Assets              10,210,680           17,533,632           8,142,916          4,975,405
                                  -----------          -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,554                2,556               1,228                755
      Administrative fees                 126                  216                 101                 62
   Due to MetLife Insurance
      Company of Connecticut               --                   --                  --                 --
                                  -----------          -----------          ----------         ----------
         Total Liabilities              1,680                2,772               1,329                817
                                  -----------          -----------          ----------         ----------
NET ASSETS                        $10,209,000          $17,530,860          $8,141,587         $4,974,588
                                  ===========          ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII
                              GOVERNMENT & AGENCY        DWSII           DWSII
                                   SECURITIES      GROWTH ALLOCATION  HIGH INCOME
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)           (CLASS B)       (CLASS B)
                              -------------------  -----------------  -----------
ASSETS:
   Investments at fair value       $1,496,424         $17,863,295      $4,937,779
                                   ----------         -----------      ----------
         Total Assets               1,496,424          17,863,295       4,937,779
                                   ----------         -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   228               2,708             742
      Administrative fees                  18                 221              61
   Due to MetLife Insurance
      Company of Connecticut               --                 --               --
                                   ----------         -----------      ----------
         Total Liabilities                246               2,929             803
                                   ----------         -----------      ----------
NET ASSETS                         $1,496,178         $17,860,366      $4,936,976
                                   ==========         ===========      ==========

                              DWSII INTERNATIONAL    DWSII JANUS         DWSII
                                 SELECT EQUITY     GROWTH & INCOME  LARGE CAP VALUE
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)          (CLASS B)        (CLASS B)
                              -------------------  ---------------  ---------------
ASSETS:
   Investments at fair value       $6,359,240         $2,243,087       $3,178,408
                                   ----------         ----------       ----------
         Total Assets               6,359,240          2,243,087        3,178,408
                                   ----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   987                347              491
      Administrative fees                  79                 28               40
Due to MetLife Insurance
   Company of Connecticut                  --                 --               --
                                   ----------         ----------       ----------
      Total Liabilities                 1,066                375              531
                                   ----------         ----------       ----------
NET ASSETS                         $6,358,174         $2,242,712       $3,177,877
                                   ==========         ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                   DWSII              DWSII            DWSII          DWSII
                              MID CAP GROWTH  MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)       (CLASS B)
                              --------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value    $964,295         $17,240,810        $4,766,123     $3,151,441
                                --------         -----------        ----------     ----------
         Total Assets            964,295          17,240,810         4,766,123      3,151,441
                                --------         -----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              134               2,615               682            501
      Administrative fees             12                 213                59             39
   Due to MetLife Insurance
      Company of Connecticut          --                  --                --             --
                                --------         -----------        ----------     ----------
         Total Liabilities           146               2,828               741            540
                                --------         -----------        ----------     ----------
NET ASSETS                      $964,149         $17,237,982        $4,765,382     $3,150,901
                                ========         ===========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWSII                             FIDELITY VIP                        FTVIPT FRANKLIN
                                 DWSII    TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL      FIDELITY VIP    RISING DIVIDENDS
                              TECHNOLOGY      GROWTH          CONTRAFUND        APPRECIATION         MID CAP          SECURITIES
                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                               (CLASS B)    (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              ----------  --------------  -----------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value  $1,543,034    $2,585,960       $25,971,107        $1,484,573        $30,671,393        $13,499,890
         Total Assets         ----------    ----------       -----------        ----------        -----------        -----------
                               1,543,034     2,585,960        25,971,107         1,484,573         30,671,393         13,499,890
LIABILITIES:                  ----------    ----------       -----------        ----------        -----------        -----------
   Other payables
      Insurance charges              228           406             3,868               212              4,463              1,965
      Administrative fees             19            32               322                18                381                168
   Due to MetLife Insurance
      Company of Connecticut          --            --                --                --                 --                 --
                              ----------    ----------       -----------        ----------        -----------        -----------
         Total Liabilities           247           438             4,190               230              4,844              2,133
                              ----------    ----------       -----------        ----------        -----------        -----------
NET ASSETS                    $1,542,787    $2,585,522       $25,966,917        $1,484,343        $30,666,549        $13,497,757
                              ==========    ==========       ===========        ==========        ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)          (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $7,329,984         $17,565,342         $21,789,963         $305,965
                                  ----------         -----------         -----------         --------
         Total Assets              7,329,984          17,565,342          21,789,963          305,965
                                  ----------         -----------         -----------         --------
LIABILITIES:
   Other payables
      Insurance charges                1,032               2,551               3,201               43
      Administrative fees                 91                 216                 269                4
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --               --
                                  ----------         -----------         -----------         --------
         Total Liabilities             1,123               2,767               3,470               47
                                  ----------         -----------         -----------         --------
NET ASSETS                        $7,328,861         $17,562,575         $21,786,493         $305,918
                                  ==========         ===========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET          LMPVET        LMPVET
                              GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)          (CLASS II)       (CLASS I)    (CLASS II)
                              -----------------  ----------------  -----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value      $2,856,610         $289,994          $7,205,488         $6,942,448      $1,645,885    $13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Assets              2,856,610          289,994           7,205,488          6,942,448       1,645,885     13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                  427               43               1,082              1,030             242          1,929
      Administrative fees                 35                4                  90                 86              20            163
   Due to MetLife Insurance
      Company of Connecticut              --               --                  --                 --              --             --
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Liabilities               462               47               1,172              1,116             262          2,092
                                  ----------         --------          ----------         ----------      ----------    -----------
NET ASSETS                        $2,856,148         $289,947          $7,204,316         $6,941,332      $1,645,623    $13,107,668
                                  ==========         ========          ==========         ==========      ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET          LMPVET         LMPVET            LMPVET
                              FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       (CLASS I)      (CLASS I)         (CLASS I)
                              -----------------  ----------  ----------------  ----------------
ASSETS:
   Investments at fair value      $4,590,855     $3,080,115     $2,440,026        $4,921,726
                                  ----------     ----------     ----------        ----------
         Total Assets              4,590,855      3,080,115      2,440,026         4,921,726
                                  ----------     ----------     ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  669            458            368               736
      Administrative fees                 56             38             30                61
   Due to MetLife Insurance
      Company of Connecticut              --             --             --                --
                                  ----------     ----------     ----------        ----------
         Total Liabilities               725            496            398               797
                                  ----------     ----------     ----------        ----------
NET ASSETS                        $4,590,130     $3,079,619     $2,439,628        $4,920,929
                                  ==========     ==========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                      LMPVET           LMPVIT     BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                   LMPVET       CAPITAL AND INCOME   ADJUSTABLE  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE
                              SOCIAL AWARENESS      SUBACCOUNT      RATE INCOME    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)       SUBACCOUNT    (CLASS A)       (CLASS A)       (CLASS E)
                              ----------------  ------------------  -----------  -------------  --------------  --------------
ASSETS:
   Investments at fair value     $1,016,608         $4,785,578       $2,424,118    $5,296,486     $11,726,776     $4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Assets             1,016,608          4,785,578        2,424,118     5,296,486      11,726,776      4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                 143                679              361           764           1,579            658
      Administrative fees                12                 59               30            66             144             53
   Due to MetLife Insurance
      Company of Connecticut             --              3,867               --            --              --             --
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Liabilities              155              4,605              391           830           1,723            711
                                 ----------         ----------       ----------    ----------     -----------     ----------
NET ASSETS                       $1,016,453         $4,780,973       $2,423,727    $5,295,656     $11,725,053     $4,251,778
                                 ==========         ==========       ==========    ==========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                MIST DREMAN    HARRIS OAKMARK      MIST          MIST
                              SMALL-CAP VALUE  INTERNATIONAL   JANUS FORTY  LAZARD MID-CAP
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS A)      (CLASS A)     (CLASS B)
                              ---------------  --------------  -----------  --------------
ASSETS:
   Investments at fair value      $499,083       $7,221,372    $10,612,239     $430,006
                                  --------       ----------    -----------     --------
         Total Assets              499,083        7,221,372     10,612,239      430,006
                                  --------       ----------    -----------     --------
LIABILITIES:
   Other payables
      Insurance charges                 72            1,090          1,552           62
      Administrative fees                6               89            132            5
   Due to MetLife Insurance
      Company of Connecticut            --               --             --           --
                                  --------       ----------    -----------     --------
         Total Liabilities              78            1,179          1,684           67
                                  --------       ----------    -----------     --------
NET ASSETS                        $499,005       $7,220,193    $10,610,555     $429,939
                                  ========       ==========    ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                      MIST
                              LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT
                                 MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)           (CLASS A)         (CLASS B)
                              -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $4,379,421         $3,988,384        $28,512,995
                                   ----------         ----------        -----------
         Total Assets               4,379,421          3,988,384         28,512,995
                                   ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   654                595              3,742
      Administrative fees                  54                 49                354
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------        -----------
         Total Liabilities                708                644              4,096
                                   ----------         ----------        -----------
NET ASSETS                         $4,378,713         $3,987,740        $28,508,899
                                   ==========         ==========        ===========

                              MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)           (CLASS A)             (CLASS E)
                              ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value     $12,279,411         $2,899,011            $6,777,774
                                 -----------         ----------            ----------
         Total Assets             12,279,411          2,899,011             6,777,774
                                 -----------         ----------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,832                428                   973
      Administrative fees                152                 36                    84
   Due to MetLife Insurance
      Company of Connecticut              --                 --                    --
                                 -----------         ----------            ----------
         Total Liabilities             1,984                464                 1,057
                                 -----------         ----------            ----------
NET ASSETS                       $12,277,427         $2,898,547            $6,776,717
                                 ===========         ==========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST            MIST
                                MIST MET/AIM     MFS EMERGING    MFS RESEARCH     MIST
                              SMALL CAP GROWTH  MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)         (CLASS A)      (CLASS B)     (CLASS A)
                              ----------------  --------------  -------------  ----------
ASSETS:
   Investments at fair value      $439,458        $6,019,504      $2,036,191   $9,217,868
                                  --------        ----------      ----------   ----------
         Total Assets              439,458         6,019,504       2,036,191    9,217,868
                                  --------        ----------      ----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 65               875             292        1,374
      Administrative fees                5                75              25          114
   Due to MetLife Insurance
      Company of Connecticut            --                --              --           --
                                  --------        ----------      ----------   ----------
         Total Liabilities              70               950             317        1,488
                                  --------        ----------      ----------   ----------
NET ASSETS                        $439,388        $6,018,554      $2,035,874   $9,216,380
                                  ========        ==========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    MIST                MIST               MIST
                              NEUBERGER BERMAN       OPPENHEIMER      PIMCO INFLATION      MIST
                                REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)            (CLASS B)          (CLASS A)      (CLASS A)
                              ----------------  --------------------  ---------------  ------------
ASSETS:
   Investments at fair value     $12,979,313         $6,810,890         $11,978,775     $1,096,201
                                 -----------         ----------         -----------     ----------
         Total Assets             12,979,313          6,810,890          11,978,775      1,096,201
                                 -----------         ----------         -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                1,851                979               1,745            156
      Administrative fees                158                 84                 147             13
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --             --
                                 -----------         ----------         -----------     ----------
         Total Liabilities             2,009              1,063               1,892            169
                                 -----------         ----------         -----------     ----------
NET ASSETS                       $12,977,304         $6,809,827         $11,976,883     $1,096,032
                                 ===========         ==========         ===========     ==========

                                     MIST              MIST
                              PIONEER STRATEGIC   THIRD AVENUE
                                   INCOME        SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)         (CLASS B)
                              -----------------  ---------------
ASSETS:
   Investments at fair value      $9,598,429       $23,373,093
                                  ----------       -----------
         Total Assets              9,598,429        23,373,093
                                  ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,400             3,402
      Administrative fees                118               290
   Due to MetLife Insurance
      Company of Connecticut              --                --
                                  ----------       -----------
         Total Liabilities             1,518             3,692
                                  ----------       -----------
NET ASSETS                        $9,596,911       $23,369,401
                                  ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK       MSF
                              AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET  FI LARGE CAP
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  (CLASS D)        (CLASS A)      (CLASS A)      (CLASS A)
                              -----------------  -------------  -------------  ------------
ASSETS:
   Investments at fair value      $5,818,822       $8,452,200    $34,542,169    $4,555,852
                                  ----------       ----------    -----------    ----------
         Total Assets              5,818,822        8,452,200     34,542,169     4,555,852
                                  ----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                  834            1,225          5,132           688
      Administrative fees                 72              104            426            57
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                  ----------       ----------    -----------    ----------
         Total Liabilities               906            1,329          5,558           745
                                  ----------       ----------    -----------    ----------
NET ASSETS                        $5,817,916       $8,450,871    $34,536,611    $4,555,107
                                  ==========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE       MSF METLIFE
                                     MSF             MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                              FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS B)         (CLASS B)         (CLASS B)
                              ----------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value     $11,078,851          $2,058,480        $2,799,822        $3,940,255
                                 -----------          ----------        ----------        ----------
         Total Assets             11,078,851           2,058,480         2,799,822         3,940,255
                                 -----------          ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                1,658                 337               447               582
      Administrative fees                137                  25                34                48
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --                --
                                 -----------          ----------        ----------        ----------
         Total Liabilities             1,795                 362               481               630
                                 -----------          ----------        ----------        ----------
NET ASSETS                       $11,077,056          $2,058,118        $2,799,341        $3,939,625
                                 ===========          ==========        ==========        ==========

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                   SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)             (CLASS B)
                              -------------------  ---------------------
ASSETS:
   Investments at fair value      $12,646,298          $6,675,290
                                  -----------          ----------
         Total Assets              12,646,298           6,675,290
                                  -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,952               1,004
      Administrative fees                 157                  82
   Due to MetLife Insurance
      Company of Connecticut               --                  --
                                  -----------          ----------
         Total Liabilities              2,109               1,086
                                  -----------          ----------
NET ASSETS                        $12,644,189          $6,674,204
                                  ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MSF              MSF
                                 MSF MFS       MSF MFS     OPPENHEIMER     T. ROWE PRICE
                              TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                               (CLASS B)      (CLASS F)     (CLASS B)        (CLASS B)
                              ------------  ------------  -------------  -----------------
ASSETS:
   Investments at fair value   $5,485,040    $33,331,699   $33,278,095      $2,730,610
                               ----------    -----------   -----------      ----------
         Total Assets           5,485,040     33,331,699    33,278,095       2,730,610
                               ----------    -----------   -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               850          4,894         4,888             394
      Administrative fees              68            412           412              34
   Due to MetLife Insurance
      Company of Connecticut           --             --            --              --
                               ----------    -----------   -----------      ----------
         Total Liabilities            918          5,306         5,300             428
                               ----------    -----------   -----------      ----------
NET ASSETS                     $5,484,122    $33,326,393   $33,272,795      $2,730,182
                               ==========    ===========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT           PIMCO VIT            PIONEER
                               U.S. GOVERNMENT        TOTAL RETURN         BOND VCT
                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)
                              -----------------  ----------------------  ------------
ASSETS:
   Investments at fair value      $5,929,526           $27,025,149        $9,708,191
                                  ----------           -----------        ----------
         Total Assets              5,929,526            27,025,149         9,708,191
                                  ----------           -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  767                 3,960             1,396
      Administrative fees                 73                   332               119
   Due to MetLife Insurance
      Company of Connecticut              --                    --                --
                                  ----------           -----------        ----------
         Total Liabilities               840                 4,292             1,515
                                  ----------           -----------        ----------
NET ASSETS                        $5,928,686           $27,020,857        $9,706,676
                                  ==========           ===========        ==========

                                   PIONEER      PIONEER EMERGING       PIONEER
                              CULLEN VALUE VCT     MARKETS VCT    EQUITY INCOME VCT
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS II)        (CLASS II)         (CLASS II)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $8,261,796        $16,569,716       $12,466,829
                                 ----------        -----------       -----------
         Total Assets             8,261,796         16,569,716        12,466,829
                                 ----------        -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges               1,160              2,383             1,701
      Administrative fees               103                205               155
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                 ----------        -----------       -----------
         Total Liabilities            1,263              2,588             1,856
                                 ----------        -----------       -----------
NET ASSETS                       $8,260,533        $16,567,128       $12,464,973
                                 ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER                     PIONEER IBBOTSON
                                 PIONEER       GLOBAL          PIONEER        AGGRESSIVE
                                FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT   ALLOCATION VCT
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               (CLASS II)     CLASS II)      (CLASS II)       (CLASS II)
                              -----------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value  $16,553,420    $5,154,571      $13,521,455      $5,526,540
                              -----------    ----------      -----------      ----------
         Total Assets          16,553,420     5,154,571       13,521,455       5,526,540
                              -----------    ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges             2,454           793            1,908             787
      Administrative fees             206            63              167              68
   Due to MetLife Insurance
      Company of Connecticut           --            --               --              --
                              -----------    ----------      -----------      ----------
         Total Liabilities          2,660           856            2,075             855
                              -----------    ----------      -----------      ----------
NET ASSETS                    $16,550,760    $5,153,715      $13,519,380      $5,525,685
                              ===========    ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                     PIONEER
                              PIONEER IBBOTSON  PIONEER IBBOTSON                       PIONEER                      OAK RIDGE
                                   GROWTH           MODERATE           PIONEER      INTERNATIONAL  PIONEER MID CAP  LARGE CAP
                               ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT    VALUE VCT       VALUE VCT     GROWTH VCT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 (CLASS II)        (CLASS II)        (CLASS II)       (CLASS II)     (CLASS II)     (CLASS II)
                              ----------------  ----------------  ----------------  -------------  ---------------  ----------
ASSETS:
   Investments at fair value    $110,661,932       $56,554,705       $2,297,936       $5,797,434     $11,423,418    $6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Assets            110,661,932        56,554,705        2,297,936        5,797,434      11,423,418     6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges               18,852             9,293              340              829           1,595           885
      Administrative fees              1,367               699               28               72             141            75
   Due to MetLife Insurance
      Company of Connecticut              --                --               --               --              --            --
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Liabilities            20,219             9,992              368              901           1,736           960
                                ------------       -----------       ----------       ----------     -----------    ----------
NET ASSETS                      $110,641,713       $56,544,713       $2,297,568       $5,796,533     $11,421,682    $6,040,592
                                ============       ===========       ==========       ==========     ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER REAL ESTATE  PIONEER SMALL  PIONEER STRATEGIC  VAN KAMPEN LIT
                                  SHARES VCT       CAP VALUE VCT     INCOME VCT         COMSTOCK
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)       (CLASS II)
                              -------------------  -------------  -----------------  --------------
ASSETS:
   Investments at fair value       $7,785,868        $6,895,810      $22,425,511       $12,613,255
                                   ----------        ----------      -----------       -----------
         Total Assets               7,785,868         6,895,810       22,425,511        12,613,255
                                   ----------        ----------      -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,088               979            3,202             1,865
      Administrative fees                  95                85              276               156
   Due to MetLife Insurance
      Company of Connecticut               --                --               --                --
                                   ----------        ----------      -----------       -----------
         Total Liabilities              1,183             1,064            3,478             2,021
                                   ----------        ----------      -----------       -----------
NET ASSETS                         $7,784,685        $6,894,746      $22,422,033       $12,611,234
                                   ==========        ==========      ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                   VAN KAMPEN
                                 LIT ENTERPRISE
                              SUBACCOUNT (CLASS II)
                              ---------------------
ASSETS:
   Investments at fair value         $189,891
                                     --------
         Total Assets                 189,891
                                     --------
LIABILITIES:
   Other payables
      Insurance charges                    27
      Administrative fees                   2
   Due to MetLife Insurance
      Company of Connecticut               --
                                     --------
         Total Liabilities                 29
                                     --------
NET ASSETS                           $189,862
                                     ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I.   AIM V.I. CAPITAL   ALGER AMERICAN
                                                CORE EQUITY     UTILITIES    APPRECIATION    LEVERAGED ALLCAP
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                (SERIES II)    (SERIES I)   (SERIES II) (a)      (CLASS S)
                                             ----------------  ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  1,345       $ 49,273      $       --         $     --
                                                 --------       --------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   51,418         44,514          33,013           52,511
      Administrative charges                        4,233          3,801           2,823            4,498
                                                 --------       --------      ----------         --------
         Total expenses                            55,651         48,315          35,836           57,009
                                                 --------       --------      ----------         --------
            Net investment income (loss)          (54,306)           958         (35,836)         (57,009)
                                                 --------       --------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  40,418        127,712              --               --
      Realized gains (losses) on sale of
         investments                               50,016        181,290       1,270,367          139,677
                                                 --------       --------      ----------         --------
            Net realized gains (losses)            90,434        309,002       1,270,367          139,677
                                                 --------       --------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           156,099        104,574        (860,370)         669,548
                                                 --------       --------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $192,227       $414,534      $  374,161         $752,216
                                                 ========       ========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $  622,675     $  705,051       $  433,751
                                               ----------     ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  413,178        878,208        1,035,266
      Administrative charges                       34,228         71,925           85,828
                                               ----------     ----------       ----------
         Total expenses                           447,406        950,133        1,121,094
                                               ----------     ----------       ----------
            Net investment income (loss)          175,269       (245,082)        (687,343)
                                               ----------     ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 934,214      1,569,583        3,895,771
      Realized gains (losses) on sale of
         investments                              680,919      1,016,429        1,761,503
                                               ----------     ----------       ----------
            Net realized gains (losses)         1,615,133      2,586,012        5,657,274
                                               ----------     ----------       ----------
      Change in unrealized gains (losses)
         on investments                           854,120       (842,340)         552,156
                                               ----------     ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations             $2,644,522     $1,498,590       $5,522,087
                                               ==========     ==========       ==========

                                              CREDIT SUISSE                        DREYFUS MIDCAP
                                             TRUST EMERGING  CREDIT SUISSE TRUST        STOCK
                                                 MARKETS       GLOBAL SMALL CAP      SUBACCOUNT
                                             SUBACCOUNT (a)      SUBACCOUNT       (SERVICE SHARES)
                                             --------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --         $     --           $  15,504
                                              -----------         --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   27,846           14,625              91,534
      Administrative charges                        2,331            1,197               7,658
                                              -----------         --------           ---------
         Total expenses                            30,177           15,822              99,192
                                              -----------         --------           ---------
            Net investment income (loss)          (30,177)         (15,822)            (83,688)
                                              -----------         --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --             606,080
      Realized gains (losses) on sale of
         investments                            1,976,912           66,303              (8,117)
                                              -----------         --------           ---------
            Net realized gains (losses)         1,976,912           66,303             597,963
                                              -----------         --------           ---------
      Change in unrealized gains (losses)
         on investments                        (1,764,857)         (96,614)           (513,759)
                                              -----------         --------           ---------
      Net increase (decrease) in net assets
         resulting from operations            $   181,878         $(46,133)          $     516
                                              ===========         ========           =========

   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY      DREYFUS VIF       DREYFUS VIF          DWS VIT
                                             RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                                             ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   779           $ 38,516         $    61,518         $ 59,456
                                                   -------           --------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,256             44,024             150,099           94,485
      Administrative charges                           427              3,699              12,336            7,850
                                                   -------           --------         -----------         --------
         Total expenses                              5,683             47,723             162,435          102,335
                                                   -------           --------         -----------         --------
            Net investment income (loss)            (4,904)            (9,207)           (100,917)         (42,879)
                                                   -------           --------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           1,075,555               --
      Realized gains (losses) on sale of
         investments                                 9,041             66,377             (73,226)         162,027
                                                   -------           --------         -----------         --------
            Net realized gains (losses)              9,041             66,377           1,002,329          162,027
                                                   -------           --------         -----------         --------
      Change in unrealized gains (losses)
         on investments                             11,045             66,542          (1,967,078)          44,325
                                                   -------           --------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $15,182           $123,712         $(1,065,666)        $163,473
                                                   =======           ========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF                DWSI            DWSII
                                             REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES   BALANCED
                                                   SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                                   (CLASS B)               (CLASS B)        (CLASS B)
                                             ----------------------  --------------------  ----------
INVESTMENT INCOME:
      Dividends                                   $    52,812              $  35,463        $115,799
                                                  -----------              ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      111,958                 65,714          72,813
      Administrative charges                            9,186                  5,337           5,843
                                                  -----------              ---------        --------
         Total expenses                               121,144                 71,051          78,656
                                                  -----------              ---------        --------
            Net investment income (loss)              (68,332)               (35,588)         37,143
                                                  -----------              ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     910,579                244,883              --
      Realized gains (losses) on sale of
         investments                                  201,550                155,433          65,476
                                                  -----------              ---------        --------
            Net realized gains (losses)             1,112,129                400,316          65,476
                                                  -----------              ---------        --------
      Change in unrealized gains (losses)
         on investments                            (2,174,650)              (143,574)         (6,068)
                                                  -----------              ---------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(1,130,853)             $ 221,154        $ 96,551
                                                  ===========              =========        ========

                                                DWSI          DWSI             DWSI
                                                BOND     CAPITAL GROWTH  GROWTH & INCOME
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)     (CLASS B)       (CLASS B)

                                             ----------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                               $ 35,835     $  20,182       $  58,130
                                              --------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 9,821       145,214         129,624
      Administrative charges                       854        11,834           9,980
                                              --------     ---------       ---------
         Total expenses                         10,675       157,048         139,604
                                              --------     ---------       ---------
            Net investment income (loss)        25,160      (136,866)        (81,474)
                                              --------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --          91,145
      Realized gains (losses) on sale of
         investments                           (18,577)      227,802         130,451
                                              --------     ---------       ---------
            Net realized gains (losses)        (18,577)      227,802         221,596
                                              --------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                         (7,337)      646,315        (193,561)
                                              --------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $   (754)    $ 737,251       $ (53,439)
                                              ========     =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                DWSI          DWSII            DWSII          DWSII
                                             HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS B)     (CLASS B)        (CLASS B)      (CLASS B)
                                             -----------  -------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                               $     --      $112,675         $291,880       $  41,090
                                              --------      --------         --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                52,635       107,724           92,930         109,305
      Administrative charges                     4,236         8,472            7,537           9,063
                                              --------      --------         --------       ---------
         Total expenses                         56,871       116,196          100,467         118,368
                                              --------      --------         --------       ---------
            Net investment income (loss)       (56,871)       (3,521)         191,413         (77,278)
                                              --------      --------         --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              170,485            --               --         678,183
      Realized gains (losses) on sale of
         investments                            62,968       176,045            7,506         109,032
                                              --------      --------         --------       ---------
            Net realized gains (losses)        233,453       176,045            7,506         787,215
                                              --------      --------         --------       ---------
      Change in unrealized gains (losses)
         on investments                        103,781       448,543          (49,877)       (592,261)
                                              --------      --------         --------       ---------
      Net increase (decrease) in net assets
           resulting from operations          $280,363      $621,067         $149,042       $ 117,676
                                              ========      ========         ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             DWSII CONSERVATIVE        DWSII               DWSII
                                                 ALLOCATION      CORE FIXED INCOME  DAVIS VENTURE VALUE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS B)           (CLASS B)
                                             ------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 227,018           $249,050             $  32,127
                                                 ---------           --------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                   207,619            117,038               186,563
      Administrative charges                        17,132              9,741                15,142
                                                 ---------           --------             ---------
         Total expenses                            224,751            126,779               201,705
                                                 ---------           --------             ---------
            Net investment income (loss)             2,267            122,271              (169,578)
                                                 ---------           --------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  306,559                 --               124,347
      Realized gains (losses) on sale of
         investments                                93,163             (1,675)              258,201
                                                 ---------           --------             ---------
            Net realized gains (losses)            399,722             (1,675)              382,548
                                                 ---------           --------             ---------
      Change in unrealized gains (losses)
         on investments                           (108,886)            (7,065)              (15,321)
                                                 ---------           --------             ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 293,103           $113,531             $ 197,649
                                                 =========           ========             =========

                                                                 DWSII DREMAN
                                                DWSII DREMAN     SMALL MID CAP       DWSII
                                             HIGH RETURN EQUITY      VALUE      GLOBAL THEMATIC
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 (CLASS B)         (CLASS B)       (CLASS B)
                                             ------------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $   199,182       $    53,504      $  11,450
                                                -----------       -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    334,160           164,026         88,046
      Administrative charges                         28,301            13,584          7,251
                                                -----------       -----------      ---------
         Total expenses                             362,461           177,610         95,297
                                                -----------       -----------      ---------
            Net investment income (loss)           (163,279)         (124,106)       (83,847)
                                                -----------       -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   157,885         1,283,824        654,590
      Realized gains (losses) on sale of
         investments                                363,967           222,419        171,518
                                                -----------       -----------      ---------
            Net realized gains (losses)             521,852         1,506,243        826,108
                                                -----------       -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (1,081,781)       (1,276,884)      (595,507)
                                                -----------       -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $  (723,208)      $   105,253      $ 146,754
                                                ===========       ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                                    DWSII
                                             GOVERNMENT & AGENCY        DWSII           DWSII     DWSII INTERNATIONAL
                                                 SECURITIES       GROWTH ALLOCATION  HIGH INCOME     SELECT EQUITY
                                                 SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)           (CLASS B)       (CLASS B)        (CLASS B)
                                             -------------------  -----------------  -----------  -------------------
INVESTMENT INCOME:
      Dividends                                    $ 75,954           $  364,592      $ 408,130         $120,555
                                                   --------           ----------      ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     32,482              341,589         98,619          107,422
      Administrative charges                          2,745               27,862          8,206            8,408
                                                   --------           ----------      ---------         --------
         Total expenses                              35,227              369,451        106,825          115,830
                                                   --------           ----------      ---------         --------
            Net investment income (loss)             40,727               (4,859)       301,305            4,725
                                                   --------           ----------      ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              930,469             --          484,245
      Realized gains (losses) on sale of
         investments                                (21,291)             281,044        (43,617)         229,167
                                                   --------           ----------      ---------         --------
            Net realized gains (losses)             (21,291)           1,211,513        (43,617)         713,412
                                                   --------           ----------      ---------         --------
      Change in unrealized gains (losses)
         on investments                              36,490             (561,650)      (347,996)         (41,110)
                                                   --------           ----------      ---------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 55,926           $  645,004      $ (90,308)        $677,027
                                                   ========           ==========      =========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               DWSII JANUS         DWSII            DWSII
                                             GROWTH & INCOME  LARGE CAP VALUE  MID CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                (CLASS B)        (CLASS B)        (CLASS B)
                                             ---------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   4,797        $  37,985        $      --
                                                ---------        ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   43,298           54,768           15,358
      Administrative charges                        3,467            4,386            1,335
                                                ---------        ---------        ---------
         Total expenses                            46,765           59,154           16,693
                                                ---------        ---------        ---------
            Net investment income (loss)          (41,968)         (21,169)         (16,693)
                                                ---------        ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --          100,919               --
      Realized gains (losses) on sale of
         investments                               99,507           78,336           72,947
                                                ---------        ---------        ---------
            Net realized gains (losses)            99,507          179,255           72,947
                                                ---------        ---------        ---------
      Change in unrealized gains (losses)
         on investments                            35,667          137,069          (10,600)
                                                ---------        ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $  93,206        $ 295,155        $  45,654
                                                =========        =========        =========

                                                    DWSII            DWSII            DWSII
                                             MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)        (CLASS B)        (CLASS B)
                                             -------------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 390,433         $ 235,473       $      --
                                                  ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    324,843            93,444          59,944
      Administrative charges                         26,424             8,034           4,666
                                                  ---------         ---------       ---------
         Total expenses                             351,267           101,478          64,610
                                                  ---------         ---------       ---------
            Net investment income (loss)             39,166           133,995         (64,610)
                                                  ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   646,027                --              --
      Realized gains (losses) on sale of
         investments                                214,308                --         104,459
                                                  ---------         ---------       ---------
            Net realized gains (losses)             860,335                --         104,459
                                                  ---------         ---------       ---------
      Change in unrealized gains (losses)
         on investments                            (360,839)               --          61,972
                                                  ---------         ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 538,662         $ 133,995       $ 101,821
                                                  =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                              DWSII                           FIDELITY VIP
                                               DWSII     TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL
                                             TECHNOLOGY      GROWTH          CONTRAFUND       APPRECIATION
                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS B)      (CLASS B)    (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ----------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                               $     --      $     --        $   184,895         $   1,784
                                              --------      --------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                22,601        43,926            426,787            29,735
      Administrative charges                     1,816         3,447             35,656             2,563
                                              --------      --------        -----------         ---------
         Total expenses                         24,417        47,373            462,443            32,298
                                              --------      --------        -----------         ---------
            Net investment income (loss)       (24,417)      (47,373)          (277,548)          (30,514)
                                              --------      --------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --       190,548          6,319,085           169,566
      Realized gains (losses) on sale of
         investments                            37,650        61,794            393,163           107,119
                                              --------      --------        -----------         ---------
            Net realized gains (losses)         37,650       252,342          6,712,248           276,685
                                              --------      --------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                         71,963       260,457         (3,121,266)         (154,341)
                                              --------      --------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 85,196      $465,426        $ 3,313,434         $  91,830
                                              ========      ========        ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN    FTVIPT FRANKLIN
                                               FIDELITY VIP     RISING DIVIDENDS    SMALL MID-CAP
                                                  MID CAP          SECURITIES     GROWTH SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)     (CLASS 2)          (CLASS 2)
                                             -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  147,700        $   356,462         $      --
                                                ----------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   523,783            261,250           105,188
      Administrative charges                        44,794             22,373             9,099
                                                ----------        -----------         ---------
         Total expenses                            568,577            283,623           114,287
                                                ----------        -----------         ---------
            Net investment income (loss)          (420,877)            72,839          (114,287)
                                                ----------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                2,678,617            218,633           399,100
      Realized gains (losses) on sale of
         investments                               407,638            309,869           157,122
                                                ----------        -----------         ---------
            Net realized gains (losses)          3,086,255            528,502           556,222
                                                ----------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                            973,936         (1,279,780)          (13,503)
                                                ----------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $3,639,314        $  (678,439)        $ 428,432
                                                ==========        ===========         =========
                                              FTVIPT TEMPLETON                         JANUS ASPEN
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL LIFE
                                                 SECURITIES      FOREIGN SECURITIES      SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)            (CLASS 2)      (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  340,975          $  428,228          $    --
                                                 ----------          ----------          -------
EXPENSES:
      Mortality and expense risk
         charges                                    274,050             382,492            4,353
      Administrative charges                         23,275              32,091              360
                                                 ----------          ----------          -------
         Total expenses                             297,325             414,583            4,713
                                                 ----------          ----------          -------
            Net investment income (loss)             43,650              13,645           (4,713)
                                                 ----------          ----------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,171,637             976,737               --
      Realized gains (losses) on sale of
         investments                              1,097,532             818,125           14,564
                                                 ----------          ----------          -------
            Net realized gains (losses)           2,269,169           1,794,862           14,564
                                                 ----------          ----------          -------
      Change in unrealized gains (losses)
         on investments                           1,263,051             802,529           32,755
                                                 ----------          ----------          -------
      Net increase (decrease) in net assets
         resulting from operations               $3,575,870          $2,611,036          $42,606
                                                 ==========          ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET
                                             GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)  (SERVICE SHARES)    (CLASS I) (b)      (CLASS II) (b)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  9,073           $ 1,506          $      --          $      --
                                                  --------           -------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    25,208             4,717             96,064             86,905
      Administrative charges                         2,087               394              7,961              7,277
                                                  --------           -------          ---------          ---------
         Total expenses                             27,295             5,111            104,025             94,182
                                                  --------           -------          ---------          ---------
            Net investment income (loss)           (18,222)           (3,605)          (104,025)           (94,182)
                                                  --------           -------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --             41,475             39,796
      Realized gains (losses) on sale of
         investments                                19,478             9,782            (13,865)           (10,293)
                                                  --------           -------          ---------          ---------
            Net realized gains (losses)             19,478             9,782             27,610             29,503
                                                  --------           -------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                            230,422            10,593           (293,058)          (287,503)
                                                  --------           -------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                $231,678           $16,770          $(369,473)         $(352,182)
                                                  ========           =======          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET        LMPVET           LMPVET
                                              APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (b)   (CLASS II)     (CLASS I) (b)
                                             -------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,535      $ 211,924       $  57,471
                                                --------      ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  20,647        240,413          57,079
      Administrative charges                       1,757         20,294           4,857
                                                --------      ---------       ---------
         Total expenses                           22,404        260,707          61,936
                                                --------      ---------       ---------
            Net investment income (loss)          (4,869)       (48,783)         (4,465)
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                135,727        612,599         224,186
      Realized gains (losses) on sale of
         investments                               3,552        281,850          (3,203)
                                                --------      ---------       ---------
            Net realized gains (losses)          139,279        894,449         220,983
                                                --------      ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (89,742)      (450,289)       (471,368)
                                                --------      ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 44,668      $ 395,377       $(254,850)
                                                ========      =========       =========

                                               LMPVET         LMPVET            LMPVET
                                              INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                              (CLASS I)    (CLASS I) (b)       (CLASS I)
                                             ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $ 39,313       $  1,036          $     --
                                              --------       --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                57,237         31,224            90,607
      Administrative charges                     4,766          2,579             7,534
                                              --------       --------          --------
         Total expenses                         62,003         33,803            98,141
                                              --------       --------          --------
            Net investment income (loss)       (22,690)       (32,767)          (98,141)
                                              --------       --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               83,520             --           342,461
      Realized gains (losses) on sale of
         investments                            43,129          2,557            99,374
                                              --------       --------          --------
            Net realized gains (losses)        126,649          2,557           441,835
                                              --------       --------          --------
      Change in unrealized gains (losses)
         on investments                        (40,968)        11,416            42,975
                                              --------       --------          --------
      Net increase (decrease) in net assets
         resulting from operations            $ 62,991       $(18,794)         $386,669
                                              ========       ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVPI          LMPVPI           LMPVPII
                                                  LMPVET          ALL CAP        ALL CAP      GROWTH AND INCOME
                                             SOCIAL AWARENESS   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT     (CLASS I) (a)  (CLASS II) (a)    (CLASS I) (a)
                                             ----------------  -------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,570        $  13,293       $     91         $     980
                                                 --------        ---------       --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   16,636           25,605          1,238             9,370
      Administrative charges                        1,455            2,172            111               793
                                                 --------        ---------       --------         ---------
         Total expenses                            18,091           27,777          1,349            10,163
                                                 --------        ---------       --------         ---------
            Net investment income (loss)           (4,521)         (14,484)        (1,258)           (9,183)
                                                 --------        ---------       --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 157,381          230,450         12,520            70,393
      Realized gains (losses) on sale of
         investments                                4,474          760,038         11,533           278,292
                                                 --------        ---------       --------         ---------
            Net realized gains (losses)           161,855          990,488         24,053           348,685
                                                 --------        ---------       --------         ---------
      Change in unrealized gains (losses)
         on investments                           (74,669)        (760,158)       (11,222)         (267,009)
                                                 --------        ---------       --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,665        $ 215,846       $ 11,573         $  72,493
                                                 ========        =========       ========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI             LMPVPII           LMPVPII
                                             LARGE CAP GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (CLASS I) (a)      (CLASS I) (a)      (CLASS II) (a)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $        --        $        --
                                                 ---------        -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    15,165             48,946             39,785
      Administrative charges                         1,246              4,051              3,346
                                                 ---------        -----------        -----------
         Total expenses                             16,411             52,997             43,131
                                                 ---------        -----------        -----------
            Net investment income (loss)           (16,411)           (52,997)           (43,131)
                                                 ---------        -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             21,243             17,943
      Realized gains (losses) on sale of
         investments                               393,380          1,905,882          1,410,393
                                                 ---------        -----------        -----------
            Net realized gains (losses)            393,380          1,927,125          1,428,336
                                                 ---------        -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (271,145)        (1,587,920)        (1,154,276)
                                                 ---------        -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 105,824        $   286,208        $   230,929
                                                 =========        ===========        ===========

                                                   LMPVET           LMPVIT        LMPVPI
                                             CAPITAL AND INCOME   ADJUSTABLE   TOTAL RETURN
                                                 SUBACCOUNT      RATE INCOME    SUBACCOUNT
                                               (CLASS II) (b)     SUBACCOUNT  (CLASS II) (a)
                                             ------------------  -----------  --------------
INVESTMENT INCOME:
      Dividends                                  $  57,286         $117,161     $  25,178
                                                 ---------         --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                    54,464           48,832        24,170
      Administrative charges                         4,760            4,041         2,121
                                                 ---------         --------     ---------
         Total expenses                             59,224           52,873        26,291
                                                 ---------         --------     ---------
            Net investment income (loss)            (1,938)          64,288        (1,113)
                                                 ---------         --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  762,235               --        28,496
      Realized gains (losses) on sale of
         investments                                 3,366           (1,954)      394,209
                                                 ---------         --------     ---------
            Net realized gains (losses)            765,601           (1,954)      422,705
                                                 ---------         --------     ---------
      Change in unrealized gains (losses)
         on investments                           (770,491)         (72,946)     (299,259)
                                                 ---------         --------     ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (6,828)        $(10,612)    $ 122,333
                                                 =========         ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                                LORD ABBETT      LORD ABBETT    BATTERYMARCH   MIST BLACKROCK
                                             GROWTH AND INCOME  MID-CAP VALUE  MID-CAP STOCK     HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS VC)(a)    (CLASS VC)(a)    (CLASS A)       (CLASS A)
                                             -----------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $        --       $       --     $  17,393       $ 545,775
                                                -----------       ----------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                     89,218           77,616        96,681         167,735
      Administrative charges                          7,214            6,436         8,350          15,128
                                                -----------       ----------     ---------       ---------
         Total expenses                              96,432           84,052       105,031         182,863
                                                -----------       ----------     ---------       ---------
            Net investment income (loss)            (96,432)         (84,052)      (87,638)        362,912
                                                -----------       ----------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --       693,497              --
      Realized gains (losses) on sale of
         investments                              2,133,663        2,182,490       (20,610)         (4,093)
                                                -----------       ----------     ---------       ---------
            Net realized gains (losses)           2,133,663        2,182,490       672,887          (4,093)
                                                -----------       ----------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (1,472,754)        (801,611)     (362,707)       (523,685)
                                                -----------       ----------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $   564,477       $1,296,827     $ 222,542       $(164,866)
                                                ===========       ==========     =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E)(b)    (CLASS A)(a)      (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $     --        $  34,038        $     --
                                                --------        ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  58,198           29,208           9,161
      Administrative charges                       4,695            2,362             783
                                                --------        ---------        --------
         Total expenses                           62,893           31,570           9,944
                                                --------        ---------        --------
            Net investment income (loss)         (62,893)           2,468          (9,944)
                                                --------        ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          296,540           2,763
      Realized gains (losses) on sale of
         investments                              15,733          252,749          12,236
                                                --------        ---------        --------
            Net realized gains (losses)           15,733          549,289          14,999
                                                --------        ---------        --------
      Change in unrealized gains (losses)
         on investments                           38,779         (323,399)        (23,082)
                                                --------        ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ (8,381)       $ 228,358        $(18,027)
                                                ========        =========        ========

                                                  MIST
                                             HARRIS OAKMARK      MIST            MIST
                                              INTERNATIONAL  JANUS FORTY   LAZARD MID-CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)       (CLASS A)    (CLASS B)(b)
                                             --------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  71,730     $   15,083       $    --
                                                ---------     ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  136,748        159,348          5,637
      Administrative charges                       11,361         13,486            482
                                                ---------     ----------       --------
         Total expenses                           148,109        172,834          6,119
                                                ---------     ----------       --------
            Net investment income (loss)          (76,379)      (157,751)        (6,119)
                                                ---------     ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 615,472      1,450,374             --
      Realized gains (losses) on sale of
         investments                               79,383         24,950         (1,201)
                                                ---------     ----------       --------
            Net realized gains (losses)           694,855      1,475,324         (1,201)
                                                ---------     ----------       --------
      Change in unrealized gains (losses)
         on investments                          (855,323)       957,135        (54,598)
                                                ---------     ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(236,847)    $2,274,708       $(61,918)
                                                =========     ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                             LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                                MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                  (CLASS A)           (CLASS A)         (CLASS B)          (CLASS B)
                                             -------------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 104,641           $231,242          $ 135,508         $     2,472
                                                  ---------           --------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     79,461             75,371            404,296             168,017
      Administrative charges                          6,587              6,212             38,255              13,957
                                                  ---------           --------          ---------         -----------
         Total expenses                              86,048             81,583            442,551             181,974
                                                  ---------           --------          ---------         -----------
            Net investment income (loss)             18,593            149,659           (307,043)           (179,502)
                                                  ---------           --------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   367,837              5,333            696,294              52,109
      Realized gains (losses) on sale of
         investments                                  9,421             49,072            142,939             (85,461)
                                                  ---------           --------          ---------         -----------
            Net realized gains (losses)             377,258             54,405            839,233             (33,352)
                                                  ---------           --------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                            (213,538)            (8,594)          (502,781)         (1,251,102)
                                                  ---------           --------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 182,313           $195,470          $  29,409         $(1,463,956)
                                                  =========           ========          =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)           (CLASS E) (b)          (CLASS A)
                                             --------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,566              $     --             $    --
                                                   --------              --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     51,509                78,651               5,904
      Administrative charges                          4,336                 6,764                 495
                                                   --------              --------             -------
         Total expenses                              55,845                85,415               6,399
                                                   --------              --------             -------
            Net investment income (loss)            (53,279)              (85,415)             (6,399)
                                                   --------              --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,044                    --               2,839
      Realized gains (losses) on sale of
         investments                                (11,136)               10,334               6,043
                                                   --------              --------             -------
            Net realized gains (losses)              (4,092)               10,334               8,882
                                                   --------              --------             -------
      Change in unrealized gains (losses)
         on investments                             324,540               254,599               6,763
                                                   --------              --------             -------
      Net increase (decrease) in net assets
         resulting from operations                 $267,169              $179,518             $ 9,246
                                                   ========              ========             =======

                                                  MIST            MIST
                                              MFS EMERGING    MFS RESEARCH     MIST
                                             MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                              (CLASS A) (b)  (CLASS B) (b)   (CLASS A)
                                             --------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                                $       --       $     --    $      56
                                               ----------       --------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   65,182         13,522      160,783
      Administrative charges                        5,509          1,202       13,424
                                               ----------       --------    ---------
         Total expenses                            70,691         14,724      174,207
                                               ----------       --------    ---------
            Net investment income (loss)          (70,691)       (14,724)    (174,151)
                                               ----------       --------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --      167,300
      Realized gains (losses) on sale of
         investments                              108,210          2,006      105,009
                                               ----------       --------    ---------
            Net realized gains (losses)           108,210          2,006      272,309
                                               ----------       --------    ---------
      Change in unrealized gains (losses)
         on investments                         1,139,133         65,605      358,674
                                               ----------       --------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $1,176,652       $ 52,887    $ 456,832
                                               ==========       ========    =========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST                MIST               MIST
                                             NEUBERGER BERMAN      OPPENHEIMER       PIMCO INFLATION      MIST
                                               REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)           (CLASS B)         (CLASS A) (b)     (CLASS A)
                                             ----------------  --------------------  ---------------  ------------
INVESTMENT INCOME:
      Dividends                                $   173,503           $      --          $      --       $ 12,448
                                               -----------           ---------          ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   278,512             107,485            138,961         24,161
      Administrative charges                        23,947               9,276             11,733          2,073
                                               -----------           ---------          ---------       --------
         Total expenses                            302,459             116,761            150,694         26,234
                                               -----------           ---------          ---------       --------
            Net investment income (loss)          (128,956)           (116,761)          (150,694)       (13,786)
                                               -----------           ---------          ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,390,332             371,361                 --             --
      Realized gains (losses) on sale of
         investments                               296,919              61,135             24,102         59,189
                                               -----------           ---------          ---------       --------
            Net realized gains (losses)          1,687,251             432,496             24,102         59,189
                                               -----------           ---------          ---------       --------
      Change in unrealized gains (losses)
         on investments                         (4,223,659)            335,584            810,364          1,961
                                               -----------           ---------          ---------       --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,665,364)          $ 651,319          $ 683,772       $ 47,364
                                               ===========           =========          =========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST              MIST
                                              MIST PIONEER  PIONEER STRATEGIC    THIRD AVENUE
                                             MID-CAP VALUE        INCOME       SMALL CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  1,939        $  64,143        $   119,533
                                                --------        ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   2,626          165,907            384,609
      Administrative charges                         225           13,960             32,531
                                                --------        ---------        -----------
         Total expenses                            2,851          179,867            417,140
                                                --------        ---------        -----------
            Net investment income (loss)            (912)        (115,724)          (297,607)
                                                --------        ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 69,071               --            785,123
      Realized gains (losses) on sale of
         investments                               1,319           23,086           (112,979)
                                                --------        ---------        -----------
            Net realized gains (losses)           70,390           23,086            672,144
                                                --------        ---------        -----------
      Change in unrealized gains (losses)
         on investments                          (22,913)         511,935         (2,462,404)
                                                --------        ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,565        $ 419,297        $(2,087,867)
                                                ========        =========        ===========

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME   MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $      --         $266,005      $1,398,760
                                                 ---------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                    92,150          146,498         521,249
      Administrative charges                         7,966           12,407          42,462
                                                 ---------         --------      ----------
         Total expenses                            100,116          158,905         563,711
                                                 ---------         --------      ----------
            Net investment income (loss)          (100,116)         107,100         835,049
                                                 ---------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --              --
      Realized gains (losses) on sale of
         investments                                49,747           40,283              --
                                                 ---------         --------      ----------
            Net realized gains (losses)             49,747           40,283              --
                                                 ---------         --------      ----------
      Change in unrealized gains (losses)
         on investments                            926,137          205,044              --
                                                 ---------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 875,768         $352,427      $  835,049
                                                 =========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
                                                 MSF             MSF              MSF METLIFE       CONSERVATIVE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)       (CLASS D)            (CLASS B)         (CLASS B)
                                             ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
      Dividends                               $   7,850       $   94,886           $  1,086           $     --
                                              ---------       ----------           --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 86,945          206,873             39,062             45,152
      Administrative charges                      7,165           17,142              2,973              3,504
                                              ---------       ----------           --------           --------
         Total expenses                          94,110          224,015             42,035             48,656
                                              ---------       ----------           --------           --------
            Net investment income (loss)        (86,260)        (129,129)           (40,949)           (48,656)
                                              ---------       ----------           --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               325,613        1,027,273              3,122              1,320
      Realized gains (losses) on sale of
         investments                              7,258           20,878             20,953             59,407
                                              ---------       ----------           --------           --------
            Net realized gains (losses)         332,871        1,048,151             24,075             60,727
                                              ---------       ----------           --------           --------
      Change in unrealized gains (losses)
         on investments                        (148,568)        (661,337)            13,243             65,380
                                              ---------       ----------           --------           --------
      Net increase (decrease) in net assets
         resulting from operations            $  98,043       $  257,685           $ (3,631)          $ 77,451
                                              =========       ==========           ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS B)            (CLASS B)              (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   1,046             $   2,539
                                                  --------             ---------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                    56,051               236,125               136,643
      Administrative charges                         4,659                18,827                10,996
                                                  --------             ---------             ---------
         Total expenses                             60,710               254,952               147,639
                                                  --------             ---------             ---------
            Net investment income (loss)           (60,710)             (253,906)             (145,100)
                                                  --------             ---------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    6,783                18,833                10,158
      Realized gains (losses) on sale of
         investments                                52,356               125,272               298,820
                                                  --------             ---------             ---------
            Net realized gains (losses)             59,139               144,105               308,978
                                                  --------             ---------             ---------
      Change in unrealized gains (losses)
         on investments                             47,336               349,440                30,367
                                                  --------             ---------             ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 45,765             $ 239,639             $ 194,245
                                                  ========             =========             =========

                                                                              MSF
                                               MSF MFS        MSF MFS     OPPENHEIMER
                                             TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              (CLASS B)     (CLASS F)      (CLASS B)
                                             ------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                               $  84,935     $  673,358    $  317,860
                                              ---------     ----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                 86,694        613,982       622,265
      Administrative charges                      7,040         51,644        53,400
                                              ---------     ----------    ----------
         Total expenses                          93,734        665,626       675,665
                                              ---------     ----------    ----------
            Net investment income (loss)         (8,799)         7,732      (357,805)
                                              ---------     ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               145,763      1,136,117       527,032
      Realized gains (losses) on sale of
         investments                             35,524        274,520       599,413
                                              ---------     ----------    ----------
            Net realized gains (losses)         181,287      1,410,637     1,126,445
                                              ---------     ----------    ----------
      Change in unrealized gains (losses)
         on investments                        (106,545)      (670,943)      822,708
                                              ---------     ----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $  65,943     $  747,426    $1,591,348
                                              =========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MSF        MSF WESTERN ASSET  MSF WESTERN ASSET
                                               T. ROWE PRICE    MANAGEMENT HIGH    MANAGEMENT U.S.            PIMCO VIT
                                             LARGE CAP GROWTH      YIELD BOND         GOVERNMENT             REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)       (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  4,920          $ 755,882           $166,660              $ 174,451
                                                 --------          ---------           --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   45,591             40,197             94,528                 65,458
      Administrative charges                        3,941              3,577              9,026                  5,547
                                                 --------          ---------           --------              ---------
         Total expenses                            49,532             43,774            103,554                 71,005
                                                 --------          ---------           --------              ---------
            Net investment income (loss)          (44,612)           712,108             63,106                103,446
                                                 --------          ---------           --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,694             64,810                 --                     --
      Realized gains (losses) on sale of
         investments                               27,649             (5,953)            50,596               (699,546)
                                                 --------          ---------           --------              ---------
            Net realized gains (losses)            50,343             58,857             50,596               (699,546)
                                                 --------          ---------           --------              ---------
      Change in unrealized gains (losses)
         on investments                           164,458           (497,478)            43,861                811,182
                                                 --------          ---------           --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $170,189          $ 273,487           $157,563              $ 215,082
                                                 ========          =========           ========              =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT              PIONEER           PIONEER
                                                  TOTAL RETURN       AMERICA INCOME VCT     BOND VCT
                                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)    (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $1,257,131             $368,403          $ 62,589
                                                   ----------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      468,166              139,286            24,197
      Administrative charges                           39,275               12,017             2,059
                                                   ----------             --------          --------
         Total expenses                               507,441              151,303            26,256
                                                   ----------             --------          --------
            Net investment income (loss)              749,690              217,100            36,333
                                                   ----------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --                --
      Realized gains (losses) on sale of
         investments                                  (84,476)             (93,308)              656
                                                   ----------             --------          --------
            Net realized gains (losses)               (84,476)             (93,308)              656
                                                   ----------             --------          --------
      Change in unrealized gains (losses)
         on investments                             1,029,439              208,007            68,283
                                                   ----------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,694,653             $331,799          $105,272
                                                   ==========             ========          ========

                                                  PIONEER             PIONEER             PIONEER
                                             CULLEN VALUE VCT  EMERGING MARKETS VCT  EQUITY INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)          (CLASS II)           (CLASS II)
                                             ----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 58,406           $   46,012           $ 303,198
                                                 --------           ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  122,310              238,994             217,290
      Administrative charges                       10,875               20,417              19,814
                                                 --------           ----------           ---------
         Total expenses                           133,185              259,411             237,104
                                                 --------           ----------           ---------
            Net investment income (loss)          (74,779)            (213,399)             66,094
                                                 --------           ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            1,370,335             413,833
      Realized gains (losses) on sale of
         investments                               61,965              609,502             265,655
                                                 --------           ----------           ---------
            Net realized gains (losses)            61,965            1,979,837             679,488
                                                 --------           ----------           ---------
      Change in unrealized gains (losses)
         on investments                           291,114            2,768,304            (959,180)
                                                 --------           ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $278,300           $4,534,742           $(213,598)
                                                 ========           ==========           =========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY     PIONEER   PIONEER GLOBAL      PIONEER
                                             OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II)    (CLASS II)      (CLASS II)
                                             ---------------  ----------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  1,204      $121,356     $ 386,732        $726,895
                                                 --------      --------     ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,166       203,537        89,961         245,987
      Administrative charges                          858        17,093         7,170          21,477
                                                 --------      --------     ---------        --------
         Total expenses                            11,024       220,630        97,131         267,464
                                                 --------      --------     ---------        --------
            Net investment income (loss)           (9,820)      (99,274)      289,601         459,431
                                                 --------      --------     ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  84,195            --        72,706          13,146
      Realized gains (losses) on sale of
         investments                                9,400       239,790        (3,262)        121,720
                                                 --------      --------     ---------        --------
            Net realized gains (losses)            93,595       239,790        69,444         134,866
                                                 --------      --------     ---------        --------
      Change in unrealized gains (losses)
         on investments                           (18,944)      121,440      (395,188)        (54,625)
                                                 --------      --------     ---------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,831      $261,956     $ (36,143)       $539,672
                                                 ========      ========     =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                                AGGRESSIVE          GROWTH           MODERATE
                                              ALLOCATION VCT    ALLOCATION VCT    ALLOCATION VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $ 66,113         $   939,850       $  491,128
                                                 --------         -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   90,830           1,921,363          963,328
      Administrative charges                        7,897             139,506           72,828
                                                 --------         -----------       ----------
         Total expenses                            98,727           2,060,869        1,036,156
                                                 --------         -----------       ----------
            Net investment income (loss)          (32,614)         (1,121,019)        (545,028)
                                                 --------         -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 161,831           1,714,800          600,089
      Realized gains (losses) on sale of
         investments                               24,928             268,591          307,405
                                                 --------         -----------       ----------
            Net realized gains (losses)           186,759           1,983,391          907,494
                                                 --------         -----------       ----------
      Change in unrealized gains (losses)
         on investments                           (20,808)          1,225,391          938,264
                                                 --------         -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $133,337         $ 2,087,763       $1,300,730
                                                 ========         ===========       ==========

                                                                  PIONEER
                                                 PIONEER       INTERNATIONAL  PIONEER MID CAP
                                             INDEPENDENCE VCT    VALUE VCT       VALUE VCT
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)       (CLASS II)      (CLASS II)
                                             ----------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $     --         $ 15,589      $   68,569
                                                 --------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   38,898           88,008         199,462
      Administrative charges                        3,284            7,572          17,650
                                                 --------         --------      ----------
         Total expenses                            42,182           95,580         217,112
                                                 --------         --------      ----------
            Net investment income (loss)          (42,182)         (79,991)       (148,543)
                                                 --------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           53,857       1,225,256
      Realized gains (losses) on sale of
         investments                               48,691          219,660        (155,109)
                                                 --------         --------      ----------
            Net realized gains (losses)            48,691          273,517       1,070,147
                                                 --------         --------      ----------
      Change in unrealized gains (losses)
         on investments                           109,418          293,415        (602,644)
                                                 --------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $115,927         $486,941      $  318,960
                                                 ========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER
                                              OAK RIDGE    PIONEER         PIONEER
                                              LARGE CAP  REAL ESTATE  SMALL AND MID CAP  PIONEER SMALL
                                             GROWTH VCT   SHARES VCT      GROWTH VCT     CAP VALUE VCT
                                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II)   (CLASS II)    (CLASS II) (c)     (CLASS II)
                                             ----------  -----------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  11,860  $   265,134      $      --       $    40,137
                                              ---------  -----------      ---------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                108,393      178,709         36,597           135,595
      Administrative charges                      9,153       15,770          3,196            11,895
                                              ---------  -----------      ---------       -----------
         Total expenses                         117,546      194,479         39,793           147,490
                                              ---------  -----------      ---------       -----------
            Net investment income (loss)       (105,686)      70,655        (39,793)         (107,353)
                                              ---------  -----------      ---------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                24,157    1,000,336        599,465         1,864,038
      Realized gains (losses) on sale of
         investments                            154,962      259,981         46,841           (93,194)
                                              ---------  -----------      ---------       -----------
            Net realized gains (losses)         179,119    1,260,317        646,306         1,770,844
                                              ---------  -----------      ---------       -----------
      Change in unrealized gains (losses)
         on investments                         273,910   (3,590,805)      (250,221)       (2,363,206)
                                              ---------  -----------      ---------       -----------
      Net increase (decrease) in net assets
         resulting from operations            $ 347,343  $(2,259,833)     $ 356,292       $  (699,715)
                                              =========  ===========      =========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER STRATEGIC                          PUTNAM VT
                                                INCOME VCT      PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)        (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $1,091,148         $ 170,948            $  20,304
                                                 ----------         ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    366,876            97,174                3,935
      Administrative charges                         31,742             8,039                  345
                                                 ----------         ---------            ---------
         Total expenses                             398,618           105,213                4,280
                                                 ----------         ---------            ---------
            Net investment income (loss)            692,530            65,735               16,024
                                                 ----------         ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   116,013           436,783               87,894
      Realized gains (losses) on sale of
         investments                                (17,038)          334,799              194,176
                                                 ----------         ---------            ---------
            Net realized gains (losses)              98,975           771,582              282,070
                                                 ----------         ---------            ---------
      Change in unrealized gains (losses)
         on investments                             104,962          (839,576)            (240,847)
                                                 ----------         ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  896,467         $  (2,259)           $  57,247
                                                 ==========         =========            =========

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS IB) (a)     (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $    82,872      $   225,508       $   290
                                               -----------      -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    83,510          256,764         3,167
      Administrative charges                         7,299           21,453           283
                                               -----------      -----------       -------
         Total expenses                             90,809          278,217         3,450
                                               -----------      -----------       -------
            Net investment income (loss)            (7,937)         (52,709)       (3,160)
                                               -----------      -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,657,447          313,027            --
      Realized gains (losses) on sale of
         investments                             1,067,930          256,135         2,861
                                               -----------      -----------       -------
            Net realized gains (losses)          2,725,377          569,162         2,861
                                               -----------      -----------       -------
      Change in unrealized gains (losses)
         on investments                         (1,726,958)      (1,080,467)       18,831
                                               -----------      -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $   990,482      $  (564,014)      $18,532
                                               ===========      ===========       =======

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY    AIM V.I. UTILITIES    AIM V.I. CAPITAL APPRECIATION
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                             (SERIES II)                 (SERIES I)                  (SERIES II)
                                     ----------------------------  ----------------------  -----------------------------
                                            2007        2006          2007        2006       2007 (a)         2006
                                        ----------  ----------     ----------  ----------    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (54,306) $  (32,556)    $      958  $   38,151     $   (35,836) $ (101,416)
   Net realized gains (losses)              90,434     306,099        309,002     115,242       1,270,367      73,612
   Change in unrealized gains
      (losses) on investments              156,099     (61,501)       104,574     283,685        (860,370)    244,796
                                        ----------  ----------     ----------  ----------     ---------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   192,227     212,042        414,534     437,078         374,161     216,992
                                        ----------  ----------     ----------  ----------     ---------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250,258     471,916         70,298      59,667         189,726   1,075,430
   Transfers from other funding
      options                              252,194     137,809        489,719     549,763          81,115     185,268
   Contract charges                           (645)       (596)          (479)       (492)            (12)     (1,856)
   Contract surrenders                    (160,033)   (111,983)      (287,281)    (50,233)       (140,279)   (353,874)
   Transfers to other funding
      options                             (435,352)   (306,337)      (386,673)   (362,468)     (6,273,892)   (256,175)
   Other receipts (payments)               (19,403)    (88,484)        (5,946)         --         (13,525)    (91,172)
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (112,981)    102,325       (120,362)    196,237      (6,156,867)    557,621
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets                      79,246     314,367        294,172     633,315      (5,782,706)    774,613
NET ASSETS:
   Beginning of period                   2,775,926   2,461,559      2,435,790   1,802,475       5,782,706   5,008,093
                                        ----------  ----------     ----------  ----------     -----------  ----------
   End of period                        $2,855,172  $2,775,926     $2,729,962  $2,435,790     $        --  $5,782,706
                                        ==========  ==========     ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     ALGER AMERICAN LEVERAGED ALLCAP  AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                                (CLASS S)                       (CLASS 2)
                                     -------------------------------  ----------------------------
                                             2007        2006             2007           2006
                                         ----------  -----------        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (57,009) $   (40,043)       $   175,269  $  (198,655)
   Net realized gains (losses)              139,677      151,574          1,615,133      244,925
   Change in unrealized gains
      (losses) on investments               669,548      201,553            854,120    3,002,642
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    752,216      313,084          2,644,522    3,048,912
                                         ----------  -----------        -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   87,687      477,849            847,199    1,666,900
   Transfers from other funding
      options                             1,597,258    1,684,045          3,312,367    2,763,912
   Contract charges                            (592)        (552)            (6,264)      (5,806)
   Contract surrenders                     (115,663)    (110,309)          (852,170)    (457,732)
   Transfers to other funding
      options                              (476,352)  (1,437,506)        (2,409,097)  (1,298,656)
   Other receipts (payments)                 (1,569)          --            (93,268)    (125,665)
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,090,769      613,527            798,767    2,542,953
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets                    1,842,985      926,611          3,443,289    5,591,865
NET ASSETS:
   Beginning of period                    2,198,304    1,271,693         20,624,439   15,032,574
                                         ----------  -----------        -----------  -----------
   End of period                         $4,041,289  $ 2,198,304        $24,067,728  $20,624,439
                                         ==========  ===========        ===========  ===========

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS 2)                    (CLASS 2)
                                     ----------------------------  ------------------------
                                         2007         2006             2007        2006
                                     -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,082) $  (178,851)     $  (687,343) $  (615,259)
   Net realized gains (losses)         2,586,012    1,318,982        5,657,274      911,712
   Change in unrealized gains
      (losses) on investments           (842,340)   4,268,292          552,156    3,732,534
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,498,590    5,408,423        5,522,087    4,028,987
                                     -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               691,131    2,853,550        1,077,045    3,372,148
   Transfers from other funding
      options                          1,405,373    2,243,438        2,251,994    3,014,762
   Contract charges                      (13,277)     (13,796)         (17,483)     (17,689)
   Contract surrenders                (2,207,482)  (1,197,684)      (3,137,802)  (1,438,976)
   Transfers to other funding
      options                         (3,623,052)  (1,897,729)      (4,815,602)  (3,270,390)
   Other receipts (payments)            (146,175)    (243,174)        (244,337)    (132,555)
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,893,482)   1,744,605       (4,886,185)   1,527,300
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                (2,394,892)   7,153,028          635,902    5,556,287
NET ASSETS:
   Beginning of period                47,375,784   40,222,756       55,143,636   49,587,349
                                     -----------  -----------      -----------  -----------
   End of period                     $44,980,892  $47,375,784      $55,779,538  $55,143,636
                                     ===========  ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     CREDIT SUISSE TRUST EMERGING  CREDIT SUISSE TRUST GLOBAL  DREYFUS MIDCAP STOCK
                                                MARKETS                     SMALL CAP                SUBACCOUNT
                                              SUBACCOUNT                   SUBACCOUNT            (SERVICE SHARES)
                                     ----------------------------  --------------------------  ----------------------
                                         2007 (a)      2006              2007       2006          2007        2006
                                       -----------  ----------        ---------  ---------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (30,177) $  (61,741)       $ (15,822) $ (15,799)    $  (83,688) $  (89,666)
   Net realized gains (losses)           1,976,912     201,216           66,303     21,629        597,963     838,871
   Change in unrealized gains
      (losses) on investments           (1,764,857)    997,222          (96,614)    80,799       (513,759)   (482,232)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   181,878   1,136,697          (46,133)    86,629            516     266,973
                                       -----------  ----------        ---------  ---------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,165     431,566           60,413     21,155         69,011     152,491
   Transfers from other funding
      options                              186,099     473,203           79,553    191,638        284,864     535,827
   Contract charges                             --        (991)            (177)      (179)          (793)       (911)
   Contract surrenders                    (119,397)    (92,022)         (65,427)   (68,254)      (142,856)   (237,531)
   Transfers to other funding
      options                           (5,313,314)   (562,378)        (226,145)   (45,560)      (926,334)   (444,195)
   Other receipts (payments)               (12,215)         --               --         --        (28,441)    (22,908)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (5,246,662)    249,378         (151,783)    98,800       (744,549)    (17,227)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets                  (5,064,784)  1,386,075         (197,916)   185,429       (744,033)    249,746
NET ASSETS:
   Beginning of period                   5,064,784   3,678,709          882,503    697,074      5,177,037   4,927,291
                                       -----------  ----------        ---------  ---------     ----------  ----------
   End of period                       $        --  $5,064,784        $ 684,587  $ 882,503     $4,433,004  $5,177,037
                                       ===========  ==========        =========  =========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      DREYFUS SOCIALLY
                                     RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (INITIAL SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007        2006
                                     --------  --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,904) $ (5,783)  $   (9,207) $   (8,373)
   Net realized gains (losses)          9,041     2,647       66,377      18,697
   Change in unrealized gains
      (losses) on investments          11,045    22,235       66,542     306,976
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               15,182    19,099      123,712     317,300
                                     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             17,597    15,858       17,156      79,383
   Transfers from other funding
      options                           2,428     5,663       61,681     165,036
   Contract charges                      (148)     (121)      (1,034)     (1,125)
   Contract surrenders                (38,884)  (21,748)    (166,387)    (77,035)
   Transfers to other funding
      options                         (13,060)   (1,077)    (142,297)   (142,204)
   Other receipts (payments)               --    (4,416)     (11,758)         --
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (32,067)   (5,841)    (242,639)     24,055
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                (16,885)   13,258     (118,927)    341,355
NET ASSETS:
   Beginning of period                296,584   283,326    2,518,813   2,177,458
                                     --------  --------   ----------  ----------
   End of period                     $279,699  $296,584   $2,399,886  $2,518,813
                                     ========  ========   ==========  ==========


                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT                   SUBACCOUNT
                                            (INITIAL SHARES)                (CLASS 2)
                                     ------------------------------  ------------------------
                                            2007        2006             2007        2006
                                        -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (100,917) $ (134,380)      $  (42,879) $  (55,557)
   Net realized gains (losses)            1,002,329     695,177          162,027      20,662
   Change in unrealized gains
      (losses) on investments            (1,967,078)   (442,249)          44,325     623,215
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (1,065,666)    118,548          163,473     588,320
                                        -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   86,279     437,726            3,345      27,389
   Transfers from other funding
      options                               522,548     640,662        1,175,621     112,781
   Contract charges                          (2,791)     (2,957)            (587)       (656)
   Contract surrenders                     (271,477)   (298,693)         (41,997)    (81,838)
   Transfers to other funding
      options                              (592,305)   (528,175)        (871,172)   (135,734)
   Other receipts (payments)                (19,208)    (22,428)         (10,681)    (26,033)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (276,954)    226,135          254,529    (104,091)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets                   (1,342,620)    344,683          418,002     484,229
NET ASSETS:
   Beginning of period                    8,580,463   8,235,780        5,092,588   4,608,359
                                        -----------  ----------       ----------  ----------
   End of period                        $ 7,237,843  $8,580,463       $5,510,590  $5,092,588
                                        ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          DWS VIT RREEF
                                      REAL ESTATE SECURITIES  DWSI GLOBAL OPPORTUNITIES      DWSII BALANCED
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  -------------------------  ----------------------
                                         2007        2006          2007        2006         2007        2006
                                     -----------  ----------    ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (68,332) $ (111,255)   $  (35,588) $  (33,699)  $   37,143  $    6,768
   Net realized gains (losses)         1,112,129     249,341       400,316     122,779       65,476      65,242
   Change in unrealized gains
      (losses) on investments         (2,174,650)  1,545,005      (143,574)    466,588       (6,068)    234,008
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,130,853)  1,683,091       221,154     555,668       96,551     306,018
                                     -----------  ----------    ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               131,303     222,348        49,013     100,800       23,115     103,256
   Transfers from other funding
      options                            879,316     382,507       663,650     337,936       64,391     218,433
   Contract charges                         (996)     (1,067)         (606)       (656)        (802)       (852)
   Contract surrenders                  (226,584)   (146,142)     (102,144)   (132,508)    (191,713)   (246,646)
   Transfers to other funding
      options                         (1,003,030)   (608,388)     (386,945)   (334,672)    (296,373)   (749,500)
   Other receipts (payments)             (18,685)    (12,192)      (11,968)    (28,574)     (48,538)    (50,787)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (238,676)   (162,934)      211,000     (57,674)    (449,920)   (726,096)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (1,369,529)  1,520,157       432,154     497,994     (353,369)   (420,078)
NET ASSETS:
   Beginning of period                 6,472,186   4,952,029     3,374,703   2,876,709    4,050,432   4,470,510
                                     -----------  ----------    ----------  ----------   ----------  ----------
   End of period                     $ 5,102,657  $6,472,186    $3,806,857  $3,374,703   $3,697,063  $4,050,432
                                     ===========  ==========    ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          DWSI BOND          DWSI CAPITAL GROWTH     DWSI GROWTH & INCOME      DWSI HEALTH CARE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)               (CLASS B)               (CLASS B)                (CLASS B)
                                     -------------------  ------------------------  ----------------------  ----------------------
                                        2007      2006        2007         2006        2007        2006        2007        2006
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  25,160  $  2,305  $  (136,866) $   (87,489) $  (81,474) $  (65,550) $  (56,871) $  (53,548)
   Net realized gains (losses)         (18,577)      186      227,802      113,520     221,596     149,319     233,453      54,936
   Change in unrealized gains
      (losses) on investments           (7,337)    1,268      646,315      190,167    (193,561)    385,850     103,781     100,207
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (754)    3,759      737,251      216,198     (53,439)    469,619     280,363     101,595
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,590    10,600      115,175       60,795      26,179     144,718      72,070      76,302
   Transfers from other funding
      options                          841,196   111,506      892,287    4,715,576     212,877   2,909,906     252,378     184,219
   Contract charges                       (117)      (43)      (1,750)      (1,000)     (1,406)     (1,164)       (507)       (570)
   Contract surrenders                  (1,535)     (487)    (268,602)    (236,348)   (223,637)   (207,196)   (172,194)   (135,987)
   Transfers to other funding
      options                         (481,178)   (9,618)  (1,516,593)  (1,054,981)   (731,768)   (833,642)   (187,517)   (226,845)
   Other receipts (payments)                --        --      (33,934)     (19,318)    (51,623)     (1,898)     (5,358)     (1,905)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    359,956   111,958     (813,417)   3,464,724    (769,378)  2,010,724     (41,128)   (104,786)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 359,202   115,717      (76,166)   3,680,922    (822,817)  2,480,343     239,235      (3,191)
NET ASSETS:
   Beginning of period                 167,191    51,474    8,019,061    4,338,139   6,943,787   4,463,444   2,653,456   2,656,647
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
   End of period                     $ 526,393  $167,191  $ 7,942,895  $ 8,019,061  $6,120,970  $6,943,787  $2,892,691  $2,653,456
                                     =========  ========  ===========  ===========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII INTERNATIONAL    DWSII STRATEGIC INCOME       DWSII BLUE CHIP
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS B)                 (CLASS B)
                                    ----------------------  -----------------------  ------------------------
                                       2007        2006         2007        2006         2007         2006
                                    ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (3,521) $  (12,611) $   191,413  $  103,134  $   (77,278) $   (85,098)
   Net realized gains (losses)         176,045     177,533        7,506      46,099      787,215      580,480
   Change in unrealized gains
      (losses) on investments          448,543     483,467      (49,877)    156,271     (592,261)     227,321
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               621,067     648,389      149,042     305,504      117,676      722,703
                                    ----------  ----------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              74,042      46,169       49,324     161,445      252,399      282,571
   Transfers from other funding
      options                          484,452   2,771,594      909,634   1,006,227    1,976,491    2,065,536
   Contract charges                     (1,089)       (611)        (861)       (918)      (1,339)      (1,489)
   Contract surrenders                (141,779)    (95,007)    (131,166)    (76,213)    (189,422)    (197,040)
   Transfers to other funding
      options                         (599,728)   (738,845)  (1,247,581)   (934,986)  (2,103,228)  (2,341,528)
   Other receipts (payments)           (17,943)    (30,813)     (19,815)    (73,527)     (22,123)     (38,649)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (202,045)  1,952,487     (440,465)     82,028      (87,222)    (230,599)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 419,022   2,600,876     (291,423)    387,532       30,454      492,104
NET ASSETS:
   Beginning of period               5,373,019   2,772,143    5,004,657   4,617,125    5,849,960    5,357,856
                                    ----------  ----------  -----------  ----------  -----------  -----------
   End of period                    $5,792,041  $5,373,019  $ 4,713,234  $5,004,657  $ 5,880,414  $ 5,849,960
                                    ==========  ==========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     DWSII CONSERVATIVE ALLOCATION  DWSII CORE FIXED INCOME
                                               SUBACCOUNT                 SUBACCOUNT
                                               (CLASS B)                   (CLASS B)
                                     -----------------------------  -----------------------
                                          2007           2006          2007         2006
                                     --------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     2,267   $   (81,911)   $  122,271  $   83,220
   Net realized gains (losses)             399,722       102,579        (1,675)    (20,041)
   Change in unrealized gains
      (losses) on investments             (108,886)      594,876        (7,065)     52,161
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   293,103       615,544       113,531     115,340
                                       -----------   -----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 221,319       311,420        15,845      88,854
   Transfers from other funding
      options                              453,417     4,471,601       785,188     549,449
   Contract charges                         (2,906)       (2,187)         (981)     (1,168)
   Contract surrenders                    (352,730)     (229,036)     (287,961)   (342,241)
   Transfers to other funding
      options                             (725,040)     (633,025)     (118,628)   (650,079)
   Other receipts (payments)               (98,191)     (231,256)      (32,834)    (15,361)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (504,131)    3,687,517       360,629    (370,546)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets                    (211,028)    4,303,061       474,160    (255,206)
NET ASSETS:
   Beginning of period                  11,228,464     6,925,403     6,243,468   6,498,674
                                       -----------   -----------    ----------  ----------
   End of period                       $11,017,436   $11,228,464    $6,717,628  $6,243,468
                                       ===========   ===========    ==========  ==========

                                                                      DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                 (CLASS B)
                                     -------------------------  ------------------------
                                         2007         2006          2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (169,578) $ (159,272)  $  (163,279) $  (102,278)
   Net realized gains (losses)            382,548     172,203       521,852      879,283
   Change in unrealized gains
      (losses) on investments             (15,321)  1,038,820    (1,081,781)   1,501,496
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  197,649   1,051,751      (723,208)   2,278,501
                                      -----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                170,877     865,305       382,098      994,796
   Transfers from other funding
      options                           1,249,503     781,176     1,093,502    5,619,090
   Contract charges                        (1,537)     (1,604)       (3,845)      (3,199)
   Contract surrenders                   (195,798)   (342,323)     (669,374)    (491,942)
   Transfers to other funding
      options                            (914,024)   (861,411)   (1,639,374)    (809,419)
   Other receipts (payments)              (20,576)    (35,413)      (74,441)      (7,739)
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       288,445     405,730      (911,434)   5,301,587
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                    486,094   1,457,481    (1,634,642)   7,580,088
NET ASSETS:
   Beginning of period                  9,722,906   8,265,425    19,165,502   11,585,414
                                      -----------  ----------   -----------  -----------
   End of period                      $10,209,000  $9,722,906   $17,530,860  $19,165,502
                                      ===========  ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          DWSII DREMAN                                         DWSII
                                      SMALL MID CAP VALUE      DWSII GLOBAL THEMATIC  GOVERNMENT & AGENCY SECURITIES
                                            SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  ----------------------  ------------------------------
                                         2007       2006         2007        2006            2007       2006
                                     -----------  ----------  ----------  ----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (124,106) $ (137,196) $  (83,847) $  (66,983)     $    40,727  $   19,098
   Net realized gains (losses)         1,506,243     817,446     826,108     361,385          (21,291)     (7,930)
   Change in unrealized gains
      (losses) on investments         (1,276,884)  1,024,068    (595,507)    591,591           36,490      18,107
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 105,253   1,704,318     146,754     885,993           55,926      29,275
                                     -----------  ----------  ----------  ----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               211,339     728,868      86,217     107,837              890       1,171
   Transfers from other funding
      options                            483,942     536,892   1,087,936   1,076,736        3,024,759     363,226
   Contract charges                       (1,485)     (1,534)       (784)       (712)            (268)       (334)
   Contract surrenders                  (325,963)   (328,276)   (299,569)   (108,662)         (73,387)    (53,153)
   Transfers to other funding
      options                         (1,569,969)   (817,226)   (499,690)   (445,596)      (3,051,238)   (217,987)
   Other receipts (payments)             (24,710)    (29,530)    (19,347)     (2,688)         (41,964)    (21,792)
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,226,846)     89,194     354,763     626,915         (141,208)     71,131
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets                (1,121,593)  1,793,512     501,517   1,512,908          (85,282)    100,406
NET ASSETS:
   Beginning of period                 9,263,180   7,469,668   4,473,071   2,960,163        1,581,460   1,481,054
                                     -----------  ----------  ----------  ----------      -----------  ----------
   End of period                     $ 8,141,587  $9,263,180  $4,974,588  $4,473,071      $ 1,496,178  $1,581,460
                                     ===========   ========== ==========  ==========      ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)              (CLASS B)
                                     -----------------------  ------------------------
                                        2007         2006        2007         2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (4,859) $  (214,207) $   301,305  $  277,384
   Net realized gains (losses)         1,211,513      401,021      (43,617)      2,658
   Change in unrealized gains
      (losses) on investments           (561,650)   1,655,329     (347,996)    142,710
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 645,004    1,842,143      (90,308)    422,752
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                55,138      495,806       24,466      87,013
   Transfers from other funding
      options                            205,296    1,523,186      854,261     722,951
   Contract charges                       (3,784)      (3,840)      (1,168)     (1,180)
   Contract surrenders                  (756,299)    (417,581)    (197,233)   (224,835)
   Transfers to other funding
      options                         (1,086,012)  (2,005,558)  (1,304,632)   (787,673)
   Other receipts (payments)             (56,189)     (43,691)     (19,899)    (44,621)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,641,850)    (451,678)    (644,205)   (248,345)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (996,846)   1,390,465     (734,513)    174,407
NET ASSETS:
   Beginning of period                18,857,212   17,466,747    5,671,489   5,497,082
                                     -----------  -----------  -----------  ----------
   End of period                     $17,860,366  $18,857,212  $ 4,936,976  $5,671,489
                                     ===========  ===========   ==========  ==========

                                     DWSII INTERNATIONAL SELECT EQUITY  DWSII JANUS GROWTH & INCOME
                                                 SUBACCOUNT                     SUBACCOUNT
                                                 (CLASS B)                      (CLASS B)
                                     ---------------------------------  ---------------------------
                                           2007         2006                2007        2006
                                           ----------  ----------         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    4,725  $  (21,578)        $  (41,968) $   (44,214)
   Net realized gains (losses)                713,412     164,722             99,507       76,911
   Change in unrealized gains
      (losses) on investments                 (41,110)    789,456             35,667      102,626
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      677,027     932,600             93,206      135,323
                                           ----------  ----------         ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    158,546     316,584             26,379      242,957
   Transfers from other funding
      options                               1,524,879     424,403            124,995      198,633
   Contract charges                              (846)       (843)              (393)        (429)
   Contract surrenders                       (218,109)   (192,475)          (103,554)    (151,025)
   Transfers to other funding
      options                                (803,936)   (548,701)          (343,000)    (269,745)
   Other receipts (payments)                       --      (8,367)           (12,571)     (11,797)
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           660,534      (9,399)          (308,144)       8,594
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets                      1,337,561     923,201           (214,938)     143,917
NET ASSETS:
   Beginning of period                      5,020,613   4,097,412          2,457,650    2,313,733
                                           ----------  ----------         ----------  -----------
   End of period                           $6,358,174  $5,020,613         $2,242,712  $ 2,457,650
                                           ==========  ==========         ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)              (CLASS B)               (CLASS B)
                                     ----------------------  --------------------  -------------------------
                                        2007        2006        2007       2006        2007          2006
                                     ----------  ----------  ---------  ---------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (21,169) $  (22,954) $ (16,693) $ (15,707) $    39,166   $  (189,091)
   Net realized gains (losses)          179,255      28,146     72,947     26,112      860,335       256,123
   Change in unrealized gains
      (losses) on investments           137,069     322,079    (10,600)    55,324     (360,839)    1,325,633
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                295,155     327,271     45,654     65,729      538,662     1,392,665
                                     ----------  ----------  ---------  ---------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,924      23,870     38,322    106,666      249,220       981,414
   Transfers from other funding
      options                           415,355     102,040    306,532    163,058      592,633     1,273,602
   Contract charges                        (563)       (608)      (203)      (176)      (3,753)       (3,675)
   Contract surrenders                  (92,588)   (118,046)   (31,354)    (5,150)    (598,758)     (501,079)
   Transfers to other funding
      options                          (297,871)   (108,859)  (282,829)  (147,157)    (502,059)   (1,081,913)
   Other receipts (payments)            (24,512)         --         --         --     (479,639)     (245,987)
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       6,745    (101,603)    30,468    117,241     (742,356)      422,362
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets                  301,900     225,668     76,122    182,970     (203,694)    1,815,027
NET ASSETS:
   Beginning of period                2,875,977   2,650,309    888,027    705,057   17,441,676    15,626,649
                                     ----------  ----------  ---------  ---------  -----------   -----------
   End of period                     $3,177,877  $2,875,977  $ 964,149  $ 888,027  $17,237,982   $17,441,676
                                     ==========  ==========  =========  =========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        DWSII MONEY MARKET     DWSII SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  ----------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   133,995  $    89,664  $  (64,610) $  (61,628)
   Net realized gains (losses)                --           --     104,459      38,440
   Change in unrealized gains
      (losses) on investments                 --           --      61,972     100,656
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 133,995       89,664     101,821      77,468
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               328,695      410,693      52,832     278,354
   Transfers from other funding
      options                          9,396,879    6,923,741     543,978     292,218
   Contract charges                         (818)        (553)       (623)       (593)
   Contract surrenders                (1,667,639)    (556,025)    (86,258)   (115,485)
   Transfers to other funding
      options                         (8,336,607)  (4,912,150)   (485,589)   (174,585)
   Other receipts (payments)              (8,996)          --     (18,483)     (2,316)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (288,486)   1,865,706       5,857     277,593
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (154,491)   1,955,370     107,678     355,061
NET ASSETS:
   Beginning of period                 4,919,873    2,964,503   3,043,223   2,688,162
                                     -----------  -----------  ----------  ----------
   End of period                     $ 4,765,382  $ 4,919,873  $3,150,901  $3,043,223
                                     ===========  ===========  ==========  ==========

                                        DWSII TECHNOLOGY     DWSII TURNER MID CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                 (CLASS B)
                                     ----------------------  ---------------------------
                                        2007        2006        2007             2006
                                     ----------  ----------  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (24,417) $  (25,551) $  (47,373)      $  (43,932)
   Net realized gains (losses)           37,650       7,045     252,342          197,886
   Change in unrealized gains
      (losses) on investments            71,963     (12,584)    260,457          (64,557)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 85,196     (31,090)    465,426           89,397
                                     ----------  ----------  ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               84,458      31,999      40,631           54,542
   Transfers from other funding
      options                           542,361     128,349     347,614          175,552
   Contract charges                        (317)       (409)       (436)            (432)
   Contract surrenders                  (50,185)    (56,542)    (61,014)         (55,413)
   Transfers to other funding
      options                          (307,597)   (198,669)   (313,610)        (202,054)
   Other receipts (payments)             (3,440)    (44,297)     (7,060)              --
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     265,280    (139,569)      6,125          (27,805)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets                  350,476    (170,659)    471,551           61,592
NET ASSETS:
   Beginning of period                1,192,311   1,362,970   2,113,971        2,052,379
                                     ----------  ----------  ----------       ----------
   End of period                     $1,542,787  $1,192,311  $2,585,522       $2,113,971
                                     ==========  ==========  ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY VIP
                                     FIDELITY VIP CONTRAFUND   DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP MID CAP
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)            (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------  ------------------------
                                         2007        2006         2007              2006         2007        2006
                                     -----------  -----------  ----------        ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (277,548) $  (192,375) $  (30,514)       $  (23,164) $  (420,877) $  (461,646)
   Net realized gains (losses)         6,712,248    1,931,773     276,685           108,408    3,086,255    3,233,381
   Change in unrealized gains
      (losses) on investments         (3,121,266)      71,894    (154,341)           66,890      973,936     (258,591)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,313,434    1,811,292      91,830           152,134    3,639,314    2,513,144
                                     -----------  -----------  ----------        ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               310,331    2,032,476       3,180            14,349      592,186    1,679,991
   Transfers from other funding
      options                          2,707,685    2,068,079     234,616           257,160    2,171,755    2,599,742
   Contract charges                       (6,988)      (6,634)       (218)             (184)      (8,956)      (8,895)
   Contract surrenders                  (653,671)    (345,152)    (51,594)          (11,709)    (737,574)    (547,710)
   Transfers to other funding
      options                         (1,832,363)  (1,133,494)   (326,395)         (296,086)  (2,964,944)  (1,869,951)
   Other receipts (payments)             (67,569)     (13,242)         --                --      (17,838)    (114,979)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      457,425    2,602,033    (140,411)          (36,470)    (965,371)   1,738,198
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 3,770,859    4,413,325     (48,581)          115,664    2,673,943    4,251,342
NET ASSETS:
   Beginning of period                22,196,058   17,782,733   1,532,924         1,417,260   27,992,606   23,741,264
                                     -----------  -----------  ----------        ----------  -----------  -----------
   End of period                     $25,966,917  $22,196,058  $1,484,343        $1,532,924  $30,666,549  $27,992,606
                                     ===========  ===========  ==========        ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                     RISING DIVIDENDS SECURITIES  SMALL MID-CAP GROWTH SECURITIES
                                             SUBACCOUNT                     SUBACCOUNT
                                              (CLASS 2)                      (CLASS 2)
                                     ---------------------------  -------------------------------
                                         2007            2006        2007                 2006
                                     -----------     -----------  ----------           ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    72,839     $  (108,097) $ (114,287)          $  (88,042)
   Net realized gains (losses)           528,502         208,846     556,222              103,802
   Change in unrealized gains
      (losses) on investments         (1,279,780)      1,660,377     (13,503)             285,461
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (678,439)      1,761,126     428,432              301,221
                                     -----------     -----------  ----------           ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,163,280       2,022,600     527,309              978,769
   Transfers from other funding
      options                          1,541,454       1,263,572   2,290,289              516,711
   Contract charges                       (3,973)         (3,467)     (2,181)              (1,862)
   Contract surrenders                  (908,661)       (695,092)   (290,955)            (377,784)
   Transfers to other funding
      options                         (2,053,077)       (757,178)   (664,058)            (221,516)
   Other receipts (payments)            (102,326)       (205,445)    (69,625)            (251,313)
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (363,303)      1,624,990   1,790,779              643,005
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets                (1,041,742)      3,386,116   2,219,211              944,226
NET ASSETS:
   Beginning of period                14,539,499      11,153,383   5,109,650            4,165,424
                                     -----------     -----------  ----------           ----------
   End of period                     $13,497,757     $14,539,499  $7,328,861           $5,109,650
                                     ===========     ===========  ==========           ==========

                                            FTVIPT TEMPLETON                   FTVIPT
                                     DEVELOPING MARKETS SECURITIES  TEMPLETON FOREIGN SECURITIES
                                              SUBACCOUNT                     SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ----------------------------
                                         2007              2006         2007             2006
                                     -----------       -----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    43,650       $  (108,038) $    13,645      $  (126,452)
   Net realized gains (losses)         2,269,169           371,607    1,794,862          228,189
   Change in unrealized gains
      (losses) on investments          1,263,051         2,437,538      802,529        2,882,934
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,575,870         2,701,107    2,611,036        2,984,671
                                     -----------       -----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,641           939,500    1,429,652        1,853,819
   Transfers from other funding
      options                          3,059,905         2,651,594    2,598,997        2,256,695
   Contract charges                       (3,634)           (3,231)      (5,432)          (4,816)
   Contract surrenders                  (507,018)         (111,436)    (789,319)        (489,647)
   Transfers to other funding
      options                         (3,310,951)       (2,179,631)  (3,611,403)      (1,773,034)
   Other receipts (payments)             (64,028)          (31,814)    (181,480)        (166,748)
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (383,085)        1,264,982     (558,985)       1,676,269
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets                 3,192,785         3,966,089    2,052,051        4,660,940
NET ASSETS:
   Beginning of period                14,369,790        10,403,701   19,734,442       15,073,502
                                     -----------       -----------  -----------      -----------
   End of period                     $17,562,575       $14,369,790  $21,786,493      $19,734,442
                                     ===========       ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL   JANUS ASPEN GLOBAL       JANUS ASPEN
                                        LIFE SCIENCES         TECHNOLOGY        WORLDWIDE GROWTH
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      (SERVICE SHARES)     (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------  --------------------  ------------------
                                       2007      2006       2007       2006      2007      2006
                                     --------  --------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,713) $ (4,846) $  (18,222) $(17,695) $ (3,605) $   (686)
   Net realized gains (losses)         14,564     5,662      19,478    13,782     9,782     1,761
   Change in unrealized gains
      (losses) on investments          32,755     9,450     230,422    50,725    10,593    33,524
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               42,606    10,266     231,678    46,812    16,770    34,599
                                     --------  --------  ----------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523       366       9,733   112,490    45,403       567
   Transfers from other funding
      options                          73,829     2,452   1,711,332   185,486    15,576     4,205
   Contract charges                       (79)     (119)       (326)     (341)      (49)      (56)
   Contract surrenders                (23,019)   (4,246)    (25,888)   (9,889)  (35,099)   (5,976)
   Transfers to other funding
      options                         (25,539)   (1,423)    (69,566)  (91,786)   (3,359)   (1,573)
   Other receipts (payments)               --        --          --   (10,012)       --        --
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    25,715    (2,970)  1,625,285   185,948    22,472    (2,833)
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets                 68,321     7,296   1,856,963   232,760    39,242    31,766
NET ASSETS:
   Beginning of period                237,597   230,301     999,185   766,425   250,705   218,939
                                     --------  --------  ----------  --------  --------  --------
   End of period                     $305,918  $237,597  $2,856,148  $999,185  $289,947  $250,705
                                     ========  ========  ==========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                           2007 (b)     2006         2007 (b)  2006
                                         -----------  -------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (104,025)  $--         $  (94,182)  $--
   Net realized gains (losses)                27,610    --             29,503    --
   Change in unrealized gains
      (losses) on investments               (293,058)   --           (287,503)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (369,473)   --           (352,182)   --
                                         -----------   ---         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   164,743    --            456,837    --
   Transfers from other funding
      options                              8,687,153    --          7,481,772    --
   Contract charges                           (2,233)   --             (2,232)   --
   Contract surrenders                      (193,847)   --           (176,646)   --
   Transfers to other funding
      options                             (1,076,515)   --           (447,656)   --
   Other receipts (payments)                  (5,512)   --            (18,561)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions        7,573,789    --          7,293,514    --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets                     7,204,316    --          6,941,332    --
NET ASSETS:
   Beginning of period                            --    --                 --    --
                                         -----------   ---         ----------   ---
   End of period                         $ 7,204,316   $--         $6,941,332   $--
                                         ===========   ===         ==========   ===

                                     LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                         SUBACCOUNT              SUBACCOUNT
                                          (CLASS I)              (CLASS II)
                                     -------------------  ------------------------
                                         2007 (b)  2006       2007        2006
                                       ----------  ----   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (4,869)  $--   $   (48,783) $   (75,050)
   Net realized gains (losses)            139,279    --       894,449      338,399
   Change in unrealized gains
      (losses) on investments             (89,742)   --      (450,289)   1,293,047
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   44,668    --       395,377    1,556,396
                                       ----------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,322    --       289,062      769,934
   Transfers from other funding
      options                           1,760,798    --       484,729      684,964
   Contract charges                          (414)   --        (4,857)      (5,339)
   Contract surrenders                    (14,402)   --      (390,577)    (274,607)
   Transfers to other funding
      options                            (135,282)   --    (1,056,406)  (1,127,877)
   Other receipts (payments)              (12,067)   --       (31,531)    (104,436)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,600,955    --      (709,580)     (57,361)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets                  1,645,623    --      (314,203)   1,499,035
NET ASSETS:
   Beginning of period                         --    --    13,421,871   11,922,836
                                       ----------   ---   -----------  -----------
   End of period                       $1,645,623   $--   $13,107,668  $13,421,871
                                       ==========   ===   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)               (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                           2007 (b)  2006         2007        2006         2007 (b)   2006
                                         ----------  ----      ----------  ----------     ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (4,465) $ --      $  (22,690) $   (8,150)    $  (32,767) $ --
   Net realized gains (losses)              220,983    --         126,649     113,805          2,557    --
   Change in unrealized gains
      (losses) on investments              (471,368)   --         (40,968)    322,155         11,416    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (254,850)   --          62,991     427,810        (18,794)   --
                                         ----------  ----      ----------  ----------     ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   79,684    --          35,796     237,656         12,532    --
   Transfers from other funding
      options                             4,976,878    --          45,398     134,550      2,666,149    --
   Contract charges                          (1,288)   --            (916)       (921)          (985)   --
   Contract surrenders                     (123,772)   --         (66,142)    (54,063)       (48,331)   --
   Transfers to other funding
      options                               (69,400)   --         (89,608)   (203,055)      (170,943)   --
   Other receipts (payments)                (17,122)   --              --          --             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions       4,844,980    --         (75,472)    114,167      2,458,422    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets                    4,590,130    --         (12,481)    541,977      2,439,628    --
NET ASSETS:
   Beginning of period                           --    --       3,092,100   2,550,123             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
   End of period                         $4,590,130  $ --      $3,079,619  $3,092,100     $2,439,628  $ --
                                         ==========  ====      ==========  ==========     ==========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH                               LMPVPI ALL CAP          LMPVPI ALL CAP
                                            SUBACCOUNT        LMPVET SOCIAL AWARENESS        SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)                SUBACCOUNT             (CLASS I)               (CLASS II)
                                     -----------------------  -----------------------  -----------------------  -------------------
                                        2007         2006         2007        2006       2007 (a)      2006      2007 (a)    2006
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (98,141) $  (95,035)  $    (4,521) $ (11,381)  $   (14,484) $  (22,406) $  (1,258) $    317
   Net realized gains (losses)          441,835     307,334       161,855      2,776       990,488     199,926     24,053     7,676
   Change in unrealized gains
      (losses) on investments            42,975     251,001       (74,669)    56,600      (760,158)    449,181    (11,222)    9,801
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                386,669     463,300        82,665     47,995       215,846     626,701     11,573    17,794
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,158     243,120         1,876     57,870        11,997     146,402     20,948   183,253
   Transfers from other funding
      options                           135,820     527,588        17,118     61,974        20,317      80,010        109     2,208
   Contract charges                      (1,701)     (1,740)         (458)      (435)           (4)     (1,225)        --       (18)
   Contract surrenders                 (245,060)   (154,261)       (3,546)    (4,931)      (25,835)    (90,196)      (914)   (1,142)
   Transfers to other funding
      options                          (315,930)   (607,551)       (7,057)   (15,852)   (4,692,179)   (144,839)  (257,046)     (256)
   Other receipts (payments)            (44,926)    (36,982)           --         --       (74,586)         --         --        --
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (391,639)    (29,826)        7,933     98,626    (4,760,290)     (9,848)  (236,903)  184,045
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                   (4,970)    433,474        90,598    146,621    (4,544,444)    616,853   (225,330)  201,839
NET ASSETS:
   Beginning of period                4,925,899   4,492,425       925,855    779,234     4,544,444   3,927,591    225,330    23,491
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
   End of period                     $4,920,929  $4,925,899   $ 1,016,453  $ 925,855   $        --  $4,544,444  $      --  $225,330
                                     ==========  ==========   ===========  =========   ===========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVPII GROWTH AND INCOME    LMPVPI LARGE CAP GROWTH   LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             (CLASS I)                   (CLASS I)                    (CLASS I)
                                     --------------------------  --------------------------  --------------------------
                                       2007 (a)        2006         2007 (a)        2006       2007 (a)        2006
                                     ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (9,183)  $  (23,196)   $   (16,411)   $  (49,824)  $   (52,997)  $ (163,818)
   Net realized gains (losses)           348,685       21,591        393,380        29,137     1,927,125      143,032
   Change in unrealized gains
      (losses) on investments           (267,009)     156,564       (271,145)       81,311    (1,587,920)     716,481
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  72,493      154,959        105,824        60,624       286,208      695,695
                                     -----------   ----------    -----------    ----------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,393       29,453         36,032       133,332        69,005      773,934
   Transfers from other funding
      options                              3,948       67,774         14,217       149,840       187,437      339,982
   Contract charges                           (5)        (436)            --        (1,019)           (7)      (2,690)
   Contract surrenders                    (9,348)     (39,034)       (41,194)      (31,012)      (73,333)    (194,003)
   Transfers to other funding
      options                         (1,758,647)     (26,288)    (2,691,716)     (354,249)   (8,839,010)    (737,160)
   Other receipts (payments)                  --       (6,526)       (33,971)           --       (91,762)     (66,802)
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,742,659)      24,943     (2,716,632)     (103,108)   (8,747,670)     113,261
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (1,670,166)     179,902     (2,610,808)      (42,484)   (8,461,462)     808,956
NET ASSETS:
   Beginning of period                 1,670,166    1,490,264      2,610,808     2,653,292     8,461,462    7,652,506
                                     -----------   ----------    -----------    ----------   -----------   ----------
   End of period                     $        --   $1,670,166    $        --    $2,610,808   $        --   $8,461,462
                                     ===========   ==========    ===========    ==========   ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH    LMPVET CAPITAL AND INCOME
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     --------------------------  --------------------------
                                       2007 (a)        2006        2007 (b)        2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (43,131)   $ (120,910)   $   (1,938)       $--
   Net realized gains (losses)         1,428,336       118,217       765,601         --
   Change in unrealized gains
      (losses) on investments         (1,154,276)      503,219      (770,491)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from operations                 230,929       500,526        (6,828)        --
                                     -----------    ----------    ----------        ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               187,589     1,785,627       254,815         --
   Transfers from other funding
      options                            246,145       427,438     4,884,900         --
   Contract charges                          (17)       (1,954)       (1,383)        --
   Contract surrenders                  (153,377)     (277,122)     (101,451)        --
   Transfers to other funding
      options                         (7,603,394)     (502,030)     (222,524)        --
   Other receipts (payments)             (39,460)      (12,664)      (26,556)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,362,514)    1,419,295     4,787,801         --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets                (7,131,585)    1,919,821     4,780,973         --
NET ASSETS:
   Beginning of period                 7,131,585     5,211,764            --         --
                                     -----------    ----------    ----------        ---
   End of period                     $        --    $7,131,585    $4,780,973        $--
                                     ===========    ==========    ==========        ===

                                                                       LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME         SUBACCOUNT
                                              SUBACCOUNT                   (CLASS II)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)       2006
                                     ------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   64,288      $   70,619    $    (1,113)  $   13,187
   Net realized gains (losses)            (1,954)          3,332        422,705      108,496
   Change in unrealized gains
      (losses) on investments            (72,946)         (8,331)      (299,259)     253,320
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (10,612)         65,620        122,333      375,003
                                      ----------      ----------    -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,416         121,892        187,846    1,347,454
   Transfers from other funding
      options                            112,197         868,401        100,687      258,080
   Contract charges                         (668)           (777)            (4)      (1,163)
   Contract surrenders                  (127,793)        (76,086)      (132,480)    (102,544)
   Transfers to other funding
      options                           (476,238)       (893,533)    (4,547,209)     (90,927)
   Other receipts (payments)             (15,802)       (561,193)       (25,986)     (82,439)
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (506,888)       (541,296)    (4,417,146)   1,328,461
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets                  (517,500)       (475,676)    (4,294,813)   1,703,464
NET ASSETS:
   Beginning of period                 2,941,227       3,416,903      4,294,813    2,591,349
                                      ----------      ----------    -----------   ----------
   End of period                      $2,423,727      $2,941,227    $        --   $4,294,813
                                      ==========      ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT               LORD ABBETT            MIST BATTERYMARCH
                                          GROWTH AND INCOME           MID-CAP VALUE             MID-CAP STOCK
                                             SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             (CLASS VC)                (CLASS VC)                 (CLASS A)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007 (a)       2006        2007       2006 (c)
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (96,432) $  (100,159) $    (84,052) $  (186,978) $  (87,638) $  (66,133)
   Net realized gains (losses)          2,133,663      527,878     2,182,490    1,090,747     672,887     (21,896)
   Change in unrealized gains
      (losses) on investments          (1,472,754)   1,484,319      (801,611)     292,716    (362,707)   (191,425)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  564,477    1,912,038     1,296,827    1,196,485     222,542    (279,454)
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 90,915      578,596        48,049      445,233      81,108      19,891
   Transfers from other funding
      options                              97,809    1,074,212       155,235      765,592     262,383   5,764,668
   Contract charges                           (14)      (4,278)           (8)      (3,745)     (1,336)     (1,369)
   Contract surrenders                    (68,038)    (240,488)     (106,862)    (386,799)   (187,607)    (60,583)
   Transfers to other funding
      options                         (15,670,309)    (574,292)  (14,405,873)  (1,549,227)   (331,657)   (175,130)
   Other receipts (payments)              (49,700)     (82,956)      (24,442)     (76,270)    (17,800)         --
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,599,337)     750,794   (14,333,901)    (805,216)   (194,909)  5,547,477
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (15,034,860)   2,662,832   (13,037,074)     391,269      27,633   5,268,023
NET ASSETS:
   Beginning of period                 15,034,860   12,372,028    13,037,074   12,645,805   5,268,023          --
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $15,034,860  $         --  $13,037,074  $5,295,656  $5,268,023
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                     -------------------------  -----------------------------
                                          2007       2006 (c)      2007 (b)         2006
                                     ------------  -----------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   362,912   $  (66,719)   $  (62,893)        $--
   Net realized gains (losses)            (4,093)       5,441        15,733          --
   Change in unrealized gains
      (losses) on investments           (523,685)     316,030        38,779          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                (164,866)     254,752        (8,381)         --
                                     -----------   ----------    ----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                87,026       55,615         8,627          --
   Transfers from other funding
      options                          8,090,752    5,238,239     5,176,381          --
   Contract charges                       (3,753)      (1,443)         (950)         --
   Contract surrenders                  (407,005)     (91,532)     (123,211)         --
   Transfers to other funding
      options                         (1,143,630)    (179,465)     (800,688)         --
   Other receipts (payments)                  --       (9,637)           --          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    6,623,390    5,011,777     4,260,159          --
      Net increase (decrease)
         in net assets                 6,458,524    5,266,529     4,251,778          --
NET ASSETS:
   Beginning of period                 5,266,529           --            --          --
                                     -----------   ----------    ----------         ---
   End of period                     $11,725,053   $5,266,529    $4,251,778         $--
                                     ===========   ==========    ==========         ===

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)
                                     ------------  ---------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     2,468     $  (63,236)     $  (9,944)     $  (1,264)
   Net realized gains (losses)           549,289         (7,192)        14,999          4,574
   Change in unrealized gains
      (losses) on investments           (323,399)       323,399        (23,082)        21,871
                                     -----------     ----------      ---------      ---------
   Net increase (decrease)
      in net assets resulting
      from operations                    228,358        252,971        (18,027)        25,181
                                     -----------     ----------      ---------      ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,418         37,948          1,480          4,113
   Transfers from other funding
      options                             16,864      4,904,678        431,456        476,434
   Contract charges                           (4)        (1,008)          (129)           (47)
   Contract surrenders                   (28,141)       (28,802)       (13,972)        (3,486)
   Transfers to other funding
      options                         (5,107,379)      (238,238)      (273,000)      (130,998)
   Other receipts (payments)             (23,618)       (23,047)            --             --
                                     -----------     ----------      ---------      ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,132,860)     4,651,531        145,835        346,016
      Net increase (decrease)
         in net assets                (4,904,502)     4,904,502        127,808        371,197
NET ASSETS:
   Beginning of period                 4,904,502             --        371,197             --
                                     -----------     ----------      ---------      ---------
   End of period                     $        --     $4,904,502      $ 499,005      $ 371,197
                                     ===========     ==========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY     MIST LAZARD MID-CAP
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)                 (CLASS A)             (CLASS B)
                                     -----------------------  -----------------------  -------------------
                                         2007      2006 (c)       2007      2006 (c)      2007 (b)  2006
                                     -----------  ----------  -----------  ----------     --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (76,379) $  (67,019) $  (157,751) $ (105,402)    $ (6,119)  $--
   Net realized gains (losses)           694,855      (1,133)   1,475,324     (30,905)      (1,201)   --
   Change in unrealized gains
      (losses) on investments           (855,323)    626,947      957,135     302,770      (54,598)   --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (236,847)    558,795    2,274,708     166,463      (61,918)   --
                                     -----------  ----------  -----------  ----------     --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               141,470      35,614      192,817     250,526          636    --
   Transfers from other funding
      options                          2,645,124   6,166,803      862,175   8,746,409      510,526    --
   Contract charges                       (1,858)     (1,545)      (2,679)     (2,875)        (117)   --
   Contract surrenders                  (328,060)   (103,008)    (189,053)   (142,853)      (6,282)   --
   Transfers to other funding
      options                         (1,221,885)   (375,036)    (816,721)   (708,739)     (12,906)   --
   Other receipts (payments)             (44,395)    (14,979)      (3,125)    (16,498)          --    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,190,396   5,707,849       43,414   8,125,970      491,857    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets                   953,549   6,266,644    2,318,122   8,292,433      429,939    --
NET ASSETS:
   Beginning of period                 6,266,644          --    8,292,433          --           --    --
                                     -----------  ----------  -----------  ----------     --------   ---
   End of period                     $ 7,220,193  $6,266,644  $10,610,555  $8,292,433     $429,939   $--
                                     ===========  ==========  ===========  ==========     ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  ----------------------
                                         2007      2006 (c)       2007      2006 (c)
                                      ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   18,593  $  (54,382)  $  149,659  $  (46,782)
   Net realized gains (losses)           377,258         953       54,405       2,671
   Change in unrealized gains
      (losses) on investments           (213,538)    270,959       (8,594)    212,983
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 182,313     217,530      195,470     168,872
                                      ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                79,059      50,315       21,154      23,661
   Transfers from other funding
      options                             63,859   4,337,962      715,209   4,200,812
   Contract charges                       (1,290)     (1,350)        (762)       (809)
   Contract surrenders                  (105,365)    (93,707)    (221,633)   (135,709)
   Transfers to other funding
      options                            (80,450)   (202,234)    (735,471)   (153,144)
   Other receipts (payments)             (67,929)         --      (22,734)    (67,176)
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (112,116)  4,090,986     (244,237)  3,867,635
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                    70,197   4,308,516      (48,767)  4,036,507
NET ASSETS:
   Beginning of period                 4,308,516          --    4,036,507          --
                                      ----------  ----------   ----------  ----------
   End of period                      $4,378,713  $4,308,516   $3,987,740  $4,036,507
                                      ==========  ==========   ==========  ==========

                                         MIST LORD ABBETT         MIST LORD ABBETT
                                         GROWTH AND INCOME         MID-CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)               (CLASS B)
                                     ------------------------  ---------------------
                                         2007       2006 (c)       2007     2006 (c)
                                     -----------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (307,043) $  (169,137) $  (179,502) $   (663)
   Net realized gains (losses)           839,233        6,359      (33,352)      298
   Change in unrealized gains
      (losses) on investments           (502,781)   1,219,016   (1,251,102)   11,651
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  29,409    1,056,238   (1,463,956)   11,286
                                     -----------  -----------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
   from contract owners                  422,190      254,487      282,477     9,360
   Transfers from other funding
   options                            16,154,195   14,753,303   14,872,203    94,632
   Contract charges                       (7,313)      (3,557)      (3,641)      (14)
   Contract surrenders                  (914,445)    (222,994)    (380,700)      (27)
   Transfers to other funding
   options                            (2,388,078)    (427,718)  (1,108,221)   (8,536)
   Other receipts (payments)            (131,414)     (65,404)     (27,436)       --
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,135,135   14,288,117   13,634,682    95,415
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets                13,164,544   15,344,355   12,170,726   106,701
NET ASSETS:
   Beginning of period                15,344,355           --      106,701        --
                                     -----------  -----------  -----------  --------
   End of period                     $28,508,899  $15,344,355  $12,277,427  $106,701
                                     ===========  ===========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MET/AIM           MIST MET/AIM          MIST MET/AIM
                                      CAPITAL APPRECIATION   CAPITAL APPRECIATION    SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)               (CLASS E)             (CLASS A)
                                     ----------------------  --------------------  --------------------
                                       2007        2006 (c)   2007 (b)     2006      2007      2006 (c)
                                     ----------  ----------  ----------  --------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (53,279) $  (30,846) $  (85,415)   $--   $  (6,399)   $ (1,853)
   Net realized gains (losses)           (4,092)    326,069      10,334     --       8,882       1,773
   Change in unrealized gains
      (losses) on investments           324,540    (341,583)    254,599     --       6,763       1,191
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                267,169     (46,360)    179,518     --       9,246       1,111
                                     ----------  ----------  ----------    ---   ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,862      80,148     357,872     --      16,125      21,371
   Transfers from other funding
      options                            97,793   2,894,147   7,018,014     --     424,491     171,589
   Contract charges                        (828)       (862)     (2,145)    --        (149)        (47)
   Contract surrenders                  (87,925)   (127,104)   (153,563)    --     (47,333)       (124)
   Transfers to other funding
      options                          (141,717)    (38,026)   (607,457)    --    (153,154)     (3,738)
   Other receipts (payments)            (22,750)         --     (15,522)    --          --          --
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (130,565)  2,808,303   6,597,199     --     239,980     189,051
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets                  136,604   2,761,943   6,776,717     --     249,226     190,162
NET ASSETS:
   Beginning of period                2,761,943          --          --     --     190,162          --
                                     ----------  ----------  ----------    ---   ---------    --------
   End of period                     $2,898,547  $2,761,943  $6,776,717    $--   $ 439,388    $190,162
                                     ==========  ==========  ==========    ===   =========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING  MIST MFS RESEARCH                            MIST NEUBERGER BERMAN
                                      MARKETS EQUITY      INTERNATIONAL         MIST MFS VALUE            REAL ESTATE
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)          (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------  -----------------  ----------------------  -------------------------
                                      2007 (b)   2006     2007 (b)   2006      2007      2006 (c)      2007        2006 (c)
                                     ----------  -----  ----------  -----  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (70,691)  $--   $  (14,724)   $--  $ (174,151) $    1,035  $  (128,956)  $  (207,599)
   Net realized gains (losses)          108,210    --        2,006     --     272,309     336,978    1,687,251       110,595
   Change in unrealized gains
      (losses) on investments         1,139,133    --       65,605     --     358,674     409,706   (4,223,659)    3,263,550
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,176,652    --       52,887     --     456,832     747,719   (2,665,364)    3,166,546
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              153,442    --       36,430     --     198,113     203,620      304,935       373,442
   Transfers from other funding
      options                         5,634,569    --    2,034,165     --   1,889,901   7,707,291    1,886,078    15,945,212
   Contract charges                        (972)   --         (240)    --      (2,274)     (1,982)      (4,986)       (5,793)
   Contract surrenders                 (144,427)   --      (20,060)    --    (397,118)   (280,806)    (816,985)     (396,766)
   Transfers to other funding
      options                          (797,616)   --      (67,308)    --    (970,813)   (290,136)  (3,572,093)   (1,130,589)
   Other receipts (payments)             (3,094)   --           --     --     (43,967)         --      (60,739)      (45,594)
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   4,841,902    --    1,982,987     --     673,842   7,337,987   (2,263,790)   14,739,912
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets                6,018,554    --    2,035,874     --   1,130,674   8,085,706   (4,929,154)   17,906,458
NET ASSETS:
   Beginning of period                       --    --           --     --   8,085,706          --   17,906,458            --
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
   End of period                     $6,018,554   $--   $2,035,874    $--  $9,216,380  $8,085,706  $12,977,304   $17,906,458
                                     ==========   ===   ==========    ===  ==========  ==========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER     MIST PIMCO INFLATION
                                      CAPITAL APPRECIATION      PROTECTED BOND        MIST PIONEER FUND
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS A)
                                     ----------------------  --------------------  ----------------------
                                        2007      2006 (c)       2007 (b)   2006      2007      2006 (c)
                                     ----------  ----------    -----------  ----   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (116,761) $  (64,493)   $  (150,694)  $--   $  (13,786) $  (16,608)
   Net realized gains (losses)          432,496     (16,184)        24,102    --       59,189       1,161
   Change in unrealized gains
      (losses) on investments           335,584     167,915        810,364    --        1,961     108,210
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,319      87,238        683,772    --       47,364      92,763
                                     ----------  ----------    -----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              488,980     712,505         45,265    --          954       7,313
   Transfers from other funding
      options                         1,288,621   5,437,258     12,489,099    --      109,093   1,298,290
   Contract charges                      (1,868)     (1,758)        (3,187)   --         (285)       (285)
   Contract surrenders                 (294,736)   (114,790)      (363,615)   --     (145,415)    (18,744)
   Transfers to other funding
      options                          (867,024)   (416,857)      (861,169)   --     (283,051)    (11,965)
   Other receipts (payments)            (72,172)    (86,889)       (13,282)   --           --          --
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     541,801   5,529,469     11,293,111    --     (318,704)  1,274,609
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                1,193,120   5,616,707     11,976,883    --     (271,340)  1,367,372
NET ASSETS:
   Beginning of period                5,616,707          --             --    --    1,367,372          --
                                     ----------  ----------    -----------   ---   ----------  ----------
   End of period                     $6,809,827  $5,616,707    $11,976,883   $--   $1,096,032  $1,367,372
                                     ==========  ==========    ===========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS A)                     (CLASS A)
                                     --------------------------  -----------------------------
                                          2007 (a)  2006 (c)            2007      2006 (c)
                                         ---------  --------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    (912) $ (4,242)        $ (115,724) $  311,067
   Net realized gains (losses)              70,390     6,556             23,086       8,461
   Change in unrealized gains
      (losses) on investments              (22,913)   22,913            511,935     (29,805)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    46,565    25,227            419,297     289,723
                                         ---------  --------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   4,944    25,261             61,431      73,463
   Transfers from other funding
      options                                3,524   460,166          1,049,246   9,487,051
   Contract charges                             --      (111)            (2,162)     (2,307)
   Contract surrenders                        (440)   (4,588)          (321,785)   (130,452)
   Transfers to other funding
      options                             (521,123)   (4,333)          (760,979)   (450,839)
   Other receipts (payments)                    --   (35,092)           (33,357)    (81,419)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (513,095)  441,303             (7,606)  8,895,497
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets                    (466,530)  466,530            411,691   9,185,220
NET ASSETS:
   Beginning of period                     466,530        --          9,185,220          --
                                         ---------  --------         ----------  ----------
   End of period                         $      --  $466,530         $9,596,911  $9,185,220
                                         =========  ========         ==========  ==========

                                         MIST THIRD AVENUE          MSF BLACKROCK
                                          SMALL CAP VALUE         AGGRESSIVE GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS D)
                                     ------------------------  ----------------------
                                         2007       2006 (c)      2007      2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (297,607) $   (99,480) $ (100,116) $  (60,848)
   Net realized gains (losses)           672,144       (2,289)     49,747      (9,735)
   Change in unrealized gains
      (losses) on investments         (2,462,404)     373,765     926,137     (51,592)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,087,867)     271,996     875,768    (122,175)
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,010      146,388      93,087      40,666
   Transfers from other funding
      options                         16,622,982   12,096,576     551,620   5,191,371
   Contract charges                       (8,108)      (1,758)     (1,397)     (1,400)
   Contract surrenders                (1,108,507)    (244,609)   (229,644)   (101,681)
   Transfers to other funding
      options                         (2,530,412)    (167,558)   (324,716)   (100,328)
   Other receipts (payments)             (61,732)          --     (33,630)    (19,625)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,356,233   11,829,039      55,320   5,009,003
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                11,268,366   12,101,035     931,088   4,886,828
NET ASSETS:
   Beginning of period                12,101,035           --   4,886,828          --
                                     -----------  -----------  ----------  ----------
   End of period                     $23,369,401  $12,101,035  $5,817,916  $4,886,828
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET      MSF FI LARGE CAP
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            (CLASS A)                   (CLASS A)                    (CLASS A)
                                     -------------------------  ----------------------------  ----------------------
                                         2007       2006 (c)         2007          2006 (c)     2007        2006 (c)
                                      ----------  ----------    ------------    ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  107,100  $ (104,100)   $    835,049    $    427,746  $  (86,260) $  (61,579)
   Net realized gains (losses)            40,283       8,614              --              --     332,871     (12,487)
   Change in unrealized gains
      (losses) on investments            205,044     382,878              --              --    (148,568)    123,803
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 352,427     287,392         835,049         427,746      98,043      49,737
                                      ----------  ----------    ------------    ------------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                56,851     280,480       4,632,317       5,472,436      72,653      38,880
   Transfers from other funding
      options                            724,406   8,297,101      30,971,588      29,303,741      78,907   5,006,130
   Contract charges                       (2,792)     (2,933)         (7,170)         (6,114)     (1,377)     (1,448)
   Contract surrenders                  (420,040)   (128,907)     (6,319,569)     (1,082,926)   (292,225)    (81,878)
   Transfers to other funding
      options                           (365,389)   (452,070)    (18,346,813)    (11,000,839)   (226,509)   (147,673)
   Other receipts (payments)             (80,708)    (94,947)       (214,864)       (127,971)    (38,133)         --
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (87,672)  7,898,724      10,715,489      22,558,327    (406,684)  4,814,011
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets                   264,755   8,186,116      11,550,538      22,986,073    (308,641)  4,863,748
NET ASSETS:
   Beginning of period                 8,186,116          --      22,986,073              --   4,863,748          --
                                      ----------  ----------    ------------    ------------  ----------  ----------
   End of period                      $8,450,871  $8,186,116    $ 34,536,611    $ 22,986,073  $4,555,107  $4,863,748
                                      ==========  ==========    ============    ============  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF METLIFE AGGRESSIVE
                                        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS D)                 (CLASS B)
                                     ------------------------  -----------------------
                                        2007       2006 (c)      2007         2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (129,129) $  (141,256) $  (40,949) $  (20,880)
   Net realized gains (losses)         1,048,151       (5,539)     24,075      (1,689)
   Change in unrealized gains
      (losses) on investments           (661,337)     399,189      13,243     111,994
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 257,685      252,394      (3,631)     89,425
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               320,866      180,953      57,981      50,481
   Transfers from other funding
      options                            351,739   11,075,041     575,785   1,661,481
   Contract charges                       (3,281)      (3,406)     (1,079)       (726)
   Contract surrenders                  (315,656)    (208,579)    (35,823)    (40,728)
   Transfers to other funding
      options                           (608,769)    (189,704)   (201,104)     (4,383)
   Other receipts (payments)              (1,851)     (30,376)         --     (89,561)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (256,952)  10,823,929     395,760   1,576,564
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                       733   11,076,323     392,129   1,665,989
NET ASSETS:
   Beginning of period                11,076,323           --   1,665,989          --
                                     -----------  -----------  ----------  ----------
   End of period                     $11,077,056  $11,076,323  $2,058,118  $1,665,989
                                     ===========  ===========  ==========  ==========

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                            ALLOCATION         TO MODERATE ALLOCATION
                                            SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS B)
                                     ------------------------  ------------------------
                                       2007       2006 (c)       2007        2006 (c)
                                      ----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (48,656) $  (33,674)  $   (60,710) $  (22,538)
   Net realized gains (losses)            60,727       5,248        59,139         (50)
   Change in unrealized gains
      (losses) on investments             65,380     143,963        47,336     111,973
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  77,451     115,537        45,765      89,385
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,576      17,222       267,277      71,199
   Transfers from other funding
      options                            897,600   2,611,576     3,107,057   1,878,219
   Contract charges                         (393)       (351)       (1,036)       (829)
   Contract surrenders                   (75,345)    (44,508)   (1,341,761)    (11,382)
   Transfers to other funding
      options                           (800,265)     (4,759)      (76,792)     (1,602)
   Other receipts (payments)                  --          --            --     (85,875)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       27,173   2,579,180     1,954,745   1,849,730
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   104,624   2,694,717     2,000,510   1,939,115
NET ASSETS:
   Beginning of period                 2,694,717          --     1,939,115          --
                                      ----------  ----------   -----------  ----------
   End of period                      $2,799,341  $2,694,717   $ 3,939,625  $1,939,115
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF METLIFE        MSF METLIFE MODERATE TO
                                        MODERATE ALLOCATION     AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)                (CLASS B)               (CLASS B)
                                     ------------------------  -----------------------  ----------------------
                                         2007       2006 (c)       2007      2006 (c)      2007      2006 (c)
                                     -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (253,906) $  (141,228) $  (145,100) $  (90,249) $   (8,799) $  (51,904)
   Net realized gains (losses)           144,105      (14,208)     308,978     (32,440)    181,287       5,810
   Change in unrealized gains
      (losses) on investments            349,440      691,802       30,367     481,484    (106,545)    306,914
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 239,639      536,366      194,245     358,795      65,943     260,820
                                     -----------  -----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               287,039      314,604      262,356     114,877     439,275      55,068
   Transfers from other funding
      options                          2,385,272   10,944,813    1,582,231   7,151,786   1,318,592   4,199,867
   Contract charges                       (3,170)      (2,456)      (2,790)     (2,017)       (888)       (881)
   Contract surrenders                  (434,510)    (197,497)    (215,285)    (63,866)   (198,893)    (54,601)
   Transfers to other funding
      options                           (856,998)    (295,564)  (1,981,551)   (474,430)   (305,811)   (260,197)
   Other receipts (payments)             (98,739)    (174,610)    (250,147)         --     (32,325)     (1,847)
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,278,894   10,589,290     (605,186)  6,726,350   1,219,950   3,937,409
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 1,518,533   11,125,656     (410,941)  7,085,145   1,285,893   4,198,229
NET ASSETS:
   Beginning of period                11,125,656           --    7,085,145          --   4,198,229          --
                                     -----------  -----------  -----------  ----------  ----------  ----------
   End of period                     $12,644,189  $11,125,656  $ 6,674,204  $7,085,145  $5,484,122  $4,198,229
                                     ===========  ===========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN          GLOBAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ------------------------  ------------------------
                                         2007       2006 (c)       2007       2006 (c)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     7,732  $  (432,641) $  (357,805) $  (407,254)
   Net realized gains (losses)         1,410,637       42,006    1,126,445      (74,812)
   Change in unrealized gains
      (losses) on investments           (670,943)   2,583,830      822,708    2,222,408
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 747,426    2,193,195    1,591,348    1,740,342
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               401,822      813,564    1,181,304    1,515,439
   Transfers from other funding
      options                          1,187,260   33,494,651    1,334,790   34,564,009
   Contract charges                      (11,007)     (11,377)      (8,879)      (8,617)
   Contract surrenders                (1,123,813)    (648,058)  (1,161,257)    (456,742)
   Transfers to other funding
      options                         (2,161,949)  (1,274,183)  (4,691,124)  (2,117,664)
   Other receipts (payments)            (141,822)    (139,316)     (86,026)    (124,128)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,849,509)  32,235,281   (3,431,192)  33,372,297
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,102,083)  34,428,476   (1,839,844)  35,112,639
NET ASSETS:
   Beginning of period                34,428,476           --   35,112,639           --
                                     -----------  -----------  -----------  -----------
   End of period                     $33,326,393  $34,428,476  $33,272,795  $35,112,639
                                     ===========  ===========  ===========  ===========

                                                                   MSF WESTERN
                                        MSF T. ROWE PRICE        ASSET MANAGEMENT
                                        LARGE CAP GROWTH         HIGH YIELD BOND
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)               (CLASS A)
                                     ----------------------  -----------------------
                                        2007      2006 (c)     2007 (a)    2006 (c)
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,612) $  (31,862) $   712,108  $  (88,498)
   Net realized gains (losses)           50,343       6,115       58,857      13,376
   Change in unrealized gains
      (losses) on investments           164,458     194,772     (497,478)    497,478
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                170,189     169,025      273,487     422,356
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,586       1,362       39,841      95,216
   Transfers from other funding
      options                           246,254   2,626,077      398,977   7,409,746
   Contract charges                        (392)       (470)         (14)     (2,551)
   Contract surrenders                 (104,152)    (51,035)     (82,306)   (152,565)
   Transfers to other funding
      options                          (115,830)   (222,432)  (7,937,563)   (376,472)
   Other receipts (payments)                 --          --      (12,154)    (75,998)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      37,466   2,353,502   (7,593,219)  6,897,376
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  207,655   2,522,527   (7,319,732)  7,319,732
NET ASSETS:
   Beginning of period                2,522,527          --    7,319,732          --
                                     ----------  ----------  -----------  ----------
   End of period                     $2,730,182  $2,522,527  $        --  $7,319,732
                                     ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT           PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)              (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  -------------------------  ------------------------
                                        2007            2006 (c)     2007 (a)        2006         2007         2006
                                     ----------        ----------  ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,106        $  (71,714) $    103,446  $   268,708  $   749,690  $   626,122
   Net realized gains (losses)           50,596            13,736      (699,546)     260,253      (84,476)      88,236
   Change in unrealized gains
      (losses) on investments            43,861           263,997       811,182     (664,975)   1,029,439     (233,164)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                157,563           206,019       215,082     (136,014)   1,694,653      481,194
                                     ----------        ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               46,661            81,080        77,317      598,422      187,484    1,148,037
   Transfers from other funding
      options                           637,378         6,731,173       442,120    1,386,466    2,340,729    2,943,855
   Contract charges                      (1,916)           (2,090)           (8)      (3,451)      (7,943)      (8,449)
   Contract surrenders                 (656,978)         (161,437)     (118,544)    (408,641)  (1,352,693)    (691,486)
   Transfers to other funding
      options                          (564,902)         (462,331)  (11,870,289)  (1,138,470)  (1,913,024)  (1,278,335)
   Other receipts (payments)            (34,201)          (47,333)      (51,349)     (46,014)    (109,648)    (128,581)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (573,958)        6,139,062   (11,520,753)     388,312     (855,095)   1,985,041
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (416,395)        6,345,081   (11,305,671)     252,298      839,558    2,466,235
NET ASSETS:
   Beginning of period                6,345,081                --    11,305,671   11,053,373   26,181,299   23,715,064
                                     ----------        ----------  ------------  -----------  -----------  -----------
   End of period                     $5,928,686        $6,345,081  $         --  $11,305,671  $27,020,857  $26,181,299
                                     ==========        ==========  ============  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT             SUBACCOUNT
                                             (CLASS II)             (CLASS II)
                                     --------------------------  ----------------
                                       2007 (d)         2006      2007 (e)   2006
                                     ------------   -----------  ----------   ---
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    217,100   $   185,865  $   36,333   $--
   Net realized gains (losses)            (93,308)      (52,093)        656    --
   Change in unrealized gains
      (losses) on investments             208,007       (36,922)     68,283    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  331,799        96,850     105,272    --
                                     ------------   -----------  ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,049,954     1,642,968      15,428    --
   Transfers from other funding
      options                           2,722,121     1,479,627   9,833,238    --
   Contract charges                        (3,064)       (2,377)         (2)   --
   Contract surrenders                   (313,196)     (384,720)    (75,833)   --
   Transfers to other funding
      options                         (12,254,438)   (1,599,120)   (151,884)   --
   Other receipts (payments)             (122,403)      (62,078)    (19,543)   --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,921,026)    1,074,300   9,601,404    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets                 (8,589,227)    1,171,150   9,706,676    --
NET ASSETS:
   Beginning of period                  8,589,227     7,418,077          --    --
                                     ------------   -----------  ----------   ---
   End of period                     $         --   $ 8,589,227  $9,706,676   $--
                                     ============   ===========  ==========   ===

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                        2007        2006           2007             2006
                                     ----------    ----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,779)   $  (52,887) $  (213,399)     $  (128,755)
   Net realized gains (losses)           61,965        29,082    1,979,837        1,048,986
   Change in unrealized gains
      (losses) on investments           291,114       492,415    2,768,304        1,449,386
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations                278,300       468,610    4,534,742        2,369,617
                                     ----------    ----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            2,005,898     3,035,083    1,267,341        2,921,001
   Transfers from other funding
      options                         1,115,947       865,061    2,696,282          971,810
   Contract charges                      (1,868)         (839)      (4,327)          (2,588)
   Contract surrenders                 (166,340)      (56,912)    (511,022)        (367,906)
   Transfers to other funding
      options                          (306,752)     (382,637)  (2,046,340)      (1,124,804)
   Other receipts (payments)            (19,603)           --     (132,244)        (195,327)
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,627,282     3,459,756    1,269,690        2,202,186
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets                2,905,582     3,928,366    5,804,432        4,571,803
NET ASSETS:
   Beginning of period                5,354,951     1,426,585   10,762,696        6,190,893
                                     ----------    ----------  -----------      -----------
   End of period                     $8,260,533    $5,354,951  $16,567,128      $10,762,696
                                     ==========    ==========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT      PIONEER FUND VCT
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                    (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------  ------------------------
                                        2007           2006          2007 (d)         2006         2007         2006
                                     -----------   -----------  --------------   -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    66,094   $    60,980     $    (9,820)  $ (1,674) $   (99,274) $   (71,730)
   Net realized gains (losses)           679,488       282,110          93,595        717      239,790      115,066
   Change in unrealized gains
      (losses) on investments           (959,180)    1,444,717         (18,944)    17,843      121,440    1,106,155
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (213,598)    1,787,807          64,831     16,886      261,956    1,149,491
                                     -----------   -----------     -----------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,846,017     2,232,730         122,645    156,477      870,201    1,315,960
   Transfers from other funding
      options                          1,360,837     1,726,685         740,576      9,867    6,880,162      687,754
   Contract charges                       (3,996)       (3,348)           (373)       (76)      (3,079)      (3,044)
   Contract surrenders                  (443,711)     (424,128)         (9,363)      (729)    (552,260)    (562,938)
   Transfers to other funding
      options                         (1,771,616)   (1,220,798)     (1,114,099)   (18,441)    (819,925)    (391,104)
   Other receipts (payments)            (171,443)     (115,242)             --         --      (94,967)     (99,763)
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      816,088     2,195,899        (260,614)   147,098    6,280,132      946,865
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets                   602,490     3,983,706        (195,783)   163,984    6,542,088    2,096,356
NET ASSETS:
   Beginning of period                11,862,483     7,878,777         195,783     31,799   10,008,672    7,912,316
                                     -----------   -----------     -----------   --------  -----------  -----------
   End of period                     $12,464,973   $11,862,483     $        --   $195,783  $16,550,760  $10,008,672
                                     ===========   ===========     ===========   ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                  (CLASS II)
                                     -----------------------------  ------------------------
                                        2007               2006        2007         2006
                                     ----------         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  289,601         $   89,795  $   459,431  $   421,635
   Net realized gains (losses)           69,444             20,174      134,866       56,927
   Change in unrealized gains
      (losses) on investments          (395,188)            64,830      (54,625)     300,511
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (36,143)           174,799      539,672      779,073
                                     ----------         ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,546,977          2,469,219    1,405,819    4,727,897
   Transfers from other funding
      options                           843,205            672,804    5,296,605    3,553,029
   Contract charges                      (1,151)              (332)      (3,011)      (3,291)
   Contract surrenders                 (287,550)           (17,072)    (910,047)    (650,639)
   Transfers to other funding
      options                          (418,850)          (478,191)  (7,503,133)  (3,239,433)
   Other receipts (payments)            (10,101)                --     (132,576)    (173,699)
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,672,530          2,646,428   (1,846,343)   4,213,864
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,636,387          2,821,227   (1,306,671)   4,992,937
NET ASSETS:
   Beginning of period                3,517,328            696,101   14,826,051    9,833,114
                                     ----------         ----------  -----------  -----------
   End of period                     $5,153,715         $3,517,328  $13,519,380  $14,826,051
                                     ==========         ==========  ===========  ===========

                                          PIONEER IBBOTSON          PIONEER IBBOTSON
                                     AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007           2006         2007         2006
                                     ----------     ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,614)    $  (48,774) $ (1,121,019) $  (588,483)
   Net realized gains (losses)          186,759         34,007     1,983,391      115,909
   Change in unrealized gains
      (losses) on investments           (20,808)       368,587     1,225,391    4,205,295
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                133,337        353,820     2,087,763    3,732,721
                                     ----------     ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,032,713      2,472,776    40,554,618   51,768,686
   Transfers from other funding
      options                           126,731        481,825    10,187,395    5,930,069
   Contract charges                      (2,000)          (884)      (22,456)      (4,469)
   Contract surrenders                  (84,960)        (5,802)   (2,618,825)    (269,339)
   Transfers to other funding
      options                           (99,716)       (48,506)   (4,218,945)   1,043,771)
   Other receipts (payments)                 --             --      (152,397)          --
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     972,768      2,899,409    43,729,390   56,381,176
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets                1,106,105      3,253,229    45,817,153   60,113,897
NET ASSETS:
   Beginning of period                4,419,580      1,166,351    64,824,560    4,710,663
                                     ----------     ----------  ------------  -----------
   End of period                     $5,525,685     $4,419,580  $110,641,713  $64,824,560
                                     ==========     ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         PIONEER IBBOTSON
                                      MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                (CLASS II)                    (CLASS II)
                                     ------------------------  ------------------------  -------------------------------
                                         2007         2006         2007        2006              2007        2006
                                     -----------  -----------  -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (545,028) $  (309,882)  $  (42,182) $  (29,716)      $   (79,991) $  (35,987)
   Net realized gains (losses)           907,494      138,418       48,691      13,876           273,517      34,026
   Change in unrealized gains
      (losses) on investments            938,264    1,936,597      109,418     123,706           293,415     408,127
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,300,730    1,765,133      115,927     107,866           486,941     406,166
                                     -----------  -----------   ----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            16,344,061   20,180,703      408,137     254,028           781,990     806,241
   Transfers from other funding
      options                          6,252,221   11,778,814      253,259     160,737         1,704,020   1,946,212
   Contract charges                      (11,848)      (3,534)        (495)       (359)           (1,295)       (708)
   Contract surrenders                (1,559,261)    (273,742)     (43,176)    (35,217)         (144,346)    (40,013)
   Transfers to other funding
      options                         (3,344,298)    (266,107)    (209,850)   (127,418)       (1,369,579)   (184,467)
   Other receipts (payments)            (343,836)    (154,507)      (4,408)     (5,296)          (30,293)    (20,998)
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   17,337,039   31,261,627      403,467     246,475           940,497   2,506,267
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                18,637,769   33,026,760      519,394     354,341         1,427,438   2,912,433
NET ASSETS:
   Beginning of period                37,906,944    4,880,184    1,778,174   1,423,833         4,369,095   1,456,662
                                     -----------  -----------   ----------  ----------       -----------  ----------
   End of period                     $56,544,713  $37,906,944   $2,297,568  $1,778,174       $ 5,796,533  $4,369,095
                                     ===========  ===========   ==========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER OAK RIDGE
                                     PIONEER MID CAP VALUE VCT    LARGE CAP GROWTH VCT
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -----------------------
                                         2007         2006         2007         2006
                                     -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (148,543) $  (173,512)  $ (105,686) $   (90,484)
   Net realized gains (losses)         1,070,147    2,358,984      179,119      106,805
   Change in unrealized gains
      (losses) on investments           (602,644)  (1,250,420)     273,910        7,665
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,960      935,052      347,343       23,986
                                     -----------  -----------   ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,096,706    2,298,225      464,225      794,697
   Transfers from other funding
      options                          1,874,593      824,473      924,404    1,464,124
   Contract charges                       (3,542)      (3,227)      (1,509)      (1,105)
   Contract surrenders                  (433,088)    (488,687)    (438,646)    (117,599)
   Transfers to other funding
      options                         (1,793,419)  (1,339,504)    (917,663)  (1,065,688)
   Other receipts (payments)             (91,342)     (18,426)     (46,207)          --
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      649,908    1,272,854      (15,396)   1,074,429
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets                   968,868    2,207,906      331,947    1,098,415
NET ASSETS:
   Beginning of period                10,452,814    8,244,908    5,708,645    4,610,230
                                     -----------  -----------   ----------  -----------
   End of period                     $11,421,682  $10,452,814   $6,040,592  $ 5,708,645
                                     ===========  ===========   ==========  ===========

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                            2007         2006           2007 (d)      2006
                                        -----------  -----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    70,655  $    49,318      $   (39,793) $  (36,284)
   Net realized gains (losses)            1,260,317      617,734          646,306       8,449
   Change in unrealized gains
      (losses) on investments            (3,590,805)   1,863,546         (250,221)    137,346
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,259,833)   2,530,598          356,292     109,511
                                        -----------  -----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,454,258    2,255,687          137,529     485,259
   Transfers from other funding
      options                             1,182,464    1,287,071          595,324      36,309
   Contract charges                          (2,880)      (2,793)            (560)       (392)
   Contract surrenders                     (486,564)    (223,500)         (75,764)    (43,539)
   Transfers to other funding
      options                            (3,159,590)  (1,170,566)      (3,257,540)    (50,278)
   Other receipts (payments)                (61,386)    (146,404)         (16,626)         --
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,073,698)   1,999,495       (2,617,637)    427,359
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets                   (3,333,531)   4,530,093       (2,261,345)    536,870
NET ASSETS:
   Beginning of period                   11,118,216    6,588,123        2,261,345   1,724,475
                                        -----------  -----------      -----------  ----------
   End of period                        $ 7,784,685  $11,118,216      $        --  $2,261,345
                                        ===========  ===========      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT     PIONEER VALUE VCT
                                              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                   (CLASS II)                  (CLASS II)
                                     ---------------------------  ----------------------------  -----------------------
                                           2007        2006             2007         2006         2007 (d)      2006
                                       -----------  ----------      -----------  -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (107,353) $ (114,713)     $   692,530  $   576,131    $    65,735  $  (94,591)
   Net realized gains (losses)           1,770,844     289,914           98,975       46,364        771,582     343,489
   Change in unrealized gains
      (losses) on investments           (2,363,206)    522,393          104,962      128,927       (839,576)    416,845
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (699,715)    697,594          896,467      751,422         (2,259)    665,743
                                       -----------  ----------      -----------  -----------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 789,804   1,788,456        2,877,348    3,742,454        196,969     775,250
   Transfers from other funding
      options                              455,525   1,804,887        2,642,452    2,017,657        458,414     243,237
   Contract charges                         (2,095)     (1,703)          (6,062)      (5,418)        (2,222)     (2,146)
   Contract surrenders                    (462,460)   (163,801)      (1,203,399)  (1,233,770)      (243,576)   (355,280)
   Transfers to other funding
      options                             (940,063)   (931,256)      (1,430,767)  (1,161,335)    (6,396,255)   (189,772)
   Other receipts (payments)               (42,858)    (58,791)        (801,236)    (219,089)       (82,850)    (75,500)
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (202,147)  2,437,792        2,078,336    3,140,499     (6,069,520)    395,789
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets                    (901,862)  3,135,386        2,974,803    3,891,921     (6,071,779)  1,061,532
NET ASSETS:
   Beginning of period                   7,796,608   4,661,222       19,447,230   15,555,309      6,071,779   5,010,247
                                       -----------  ----------      -----------  -----------    -----------  ----------
   End of period                       $ 6,894,746  $7,796,608      $22,422,033  $19,447,230    $        --  $6,071,779
                                       ===========  ==========      ===========  ===========    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006           2007 (a)        2006
                                           ---------  --------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  16,024  $ (8,164)      $     (7,937) $  (218,591)
   Net realized gains (losses)               282,070    26,433          2,725,377    1,449,694
   Change in unrealized gains
      (losses) on investments               (240,847)  134,511         (1,726,958)     739,196
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      57,247   152,780            990,482    1,970,299
                                           ---------  --------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       512     2,309             61,685      801,368
   Transfers from other funding
      options                                  1,330    43,978             90,997      856,065
   Contract charges                               --      (119)               (18)      (5,127)
   Contract surrenders                        (6,044)  (24,754)           (80,291)    (370,314)
   Transfers to other funding
      options                               (776,602)  (63,667)       (16,048,838)  (1,034,201)
   Other receipts (payments)                      --        --                 --      (60,124)
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (780,804)  (42,253)       (15,976,465)     187,667
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets                      (723,557)  110,527        (14,985,983)   2,157,966
NET ASSETS:
   Beginning of period                       723,557   613,030         14,985,983   12,828,017
                                           ---------  --------       ------------  -----------
   End of period                           $      --  $723,557       $         --  $14,985,983
                                           =========  ========       ============  ===========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006           2007      2006
                                     -----------  -----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (52,709) $   (90,768)     $ (3,160) $ (2,763)
   Net realized gains (losses)           569,162      888,734         2,861       911
   Change in unrealized gains
      (losses) on investments         (1,080,467)     970,506        18,831     9,908
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (564,014)   1,768,472        18,532     8,056
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               606,814      695,369           636       636
   Transfers from other funding
      options                            565,970      511,715         3,577     4,844
   Contract charges                       (3,381)      (3,698)          (16)      (15)
   Contract surrenders                  (427,146)    (424,238)       (1,974)   (1,920)
   Transfers to other funding
      options                         (1,989,405)  (1,042,727)       (5,610)   (1,251)
   Other receipts (payments)             (73,281)     (95,450)           --        --
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,320,429)    (359,029)       (3,387)    2,294
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets                (1,884,443)   1,409,443        15,145    10,350
NET ASSETS:
   Beginning of period                14,495,677   13,086,234       174,717   164,367
                                     -----------  -----------      --------  --------
   End of period                     $12,611,234  $14,495,677      $189,862  $174,717
                                     ===========  ===========      ========  ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)

1. ORGANIZATION

DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)

1. ORGANIZATION

MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

1. ORGANIZATION

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                  Pioneer Independence VCT Portfolio

Mergers:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Large Cap Growth        Legg Mason Partners Variable III Large Cap Growth
   Portfolio I                                          Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable III Aggressive Growth Portfolio
   Portfolio II
Legg Mason Partners Variable Growth and Income       Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                 Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                          Pioneer Fund VCT Portfolio

1. ORGANIZATION

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Capital Appreciation Fund              Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                   NEW PORTFOLIOLIO
-------------                                   ----------------
BlackRock Large-Cap Core Portfolio (ClassA)     BlackRock Large-Cap Core Portfolio (ClassE)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                       1.40% - 1.75%
Administrative                                   0.15%
Enhanced Stepped-Up Provision                    0.20%
Guaranteed Minimum Withdrawal Benefit            0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life   0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit          0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than 100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $2,626,796)                               197,622    2,855,634       467,503        594,210
AIM V.I. Utilities Subaccount (Series I) (Cost $2,128,291)     113,909    2,730,393       728,933        720,635
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                        --           --       231,957      6,425,274
Alger American Leveraged AllCap Subaccount
   (Class S) (Cost $2,990,625)                                  74,069    4,041,927     1,610,222        576,054
American Funds Global Growth Subaccount
   (Class 2) (Cost $18,067,887)                                962,865   24,071,615     4,522,465      2,612,560
American Funds Growth-Income Subaccount
   (Class 2) (Cost $39,070,498)                              1,064,559   44,988,255     3,457,747      6,024,548
American Funds Growth Subaccount
   (Class 2) (Cost $44,049,325)                                836,160   55,788,573     6,060,868      7,735,621
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --       165,346      5,442,723
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $580,848)                                              48,629      684,699       136,148        303,737
Dreyfus MidCap Stock Subaccount (Service Shares)
   (Cost $4,789,923)                                           286,972    4,433,720     1,015,116      1,237,105
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) (Cost $228,996)                              9,248      279,745        20,403         57,361
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $1,922,532)                           53,506    2,400,273       106,368        358,093
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $8,884,396)                          223,841    7,239,029     1,524,519        826,576
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $4,789,510)                                 355,350    5,511,473     1,243,933      1,031,954
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $5,208,028)                                 318,968    5,103,483     1,818,012      1,214,310
DWSI Global Opportunities Subaccount
   (Class B) (Cost $2,941,602)                                 211,292    3,807,476       989,105        568,561
DWSII Balanced Subaccount
   (Class B) (Cost $3,280,266)                                 149,220    3,697,679       181,169        593,778
DWSI Bond Subaccount
   (Class B) (Cost $532,382)                                    75,643      526,477       878,154        492,974
DWSI Capital Growth Subaccount
   (Class B) (Cost $6,672,726)                                 391,147    7,944,200       908,322      1,858,212
DWSI Growth & Income Subaccount
   (Class B) (Cost $5,526,020)                                 568,434    6,122,033       321,486      1,080,938
DWSI Health Care Subaccount
   (Class B) (Cost $2,417,747)                                 200,915    2,893,172       475,780        403,291
DWSII International Subaccount
   (Class B) (Cost $4,327,000)                                 386,717    5,793,025       574,974        780,162
DWSII Strategic Income Subaccount
   (Class B) (Cost $4,592,431)                                 405,333    4,714,018     1,122,088      1,370,904
DWSII Blue Chip Subaccount
   (Class B) (Cost $5,667,329)                                 402,558    5,881,372     2,775,152      2,261,324
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $10,263,791)                                931,464   11,019,224     1,265,724      1,464,132
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $6,677,188)                                 569,382    6,718,704       949,439        466,131
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $8,208,141)                                 700,802   10,210,680     1,452,786      1,208,956
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $16,039,123)                              1,216,768   17,533,632     1,744,229      2,660,319

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $7,763,884)                                 405,524    8,142,916     1,932,296      1,999,084
DWSII Global Thematic Subaccount
   (Class B) (Cost $4,341,506)                                 317,714    4,975,405     1,788,048        862,392
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $1,451,436)                                 121,168    1,496,424     3,100,004      3,200,409
DWSII Growth Allocation Subaccount
   (Class B) (Cost $15,715,899)                              1,406,559   17,863,295     1,487,202      2,202,573
DWSII High Income Subaccount
   (Class B) (Cost $5,128,842)                                 632,238    4,937,779     1,227,439      1,570,138
DWSII International Select Equity Subaccount
   (Class B) (Cost $4,976,471)                                 380,793    6,359,240     2,145,265        995,267
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $1,748,020)                                 179,017    2,243,087       141,595        491,609
DWSII Large Cap Value Subaccount
   (Class B) (Cost $2,553,750)                                 165,542    3,178,408       536,009        449,316
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $813,775)                                    72,232      964,295       343,149        329,320
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $15,434,855)                              1,403,975   17,240,810     1,865,897      1,932,735
DWSII Money Market Subaccount
   (Class B) (Cost $4,766,123)                               4,766,123    4,766,123     9,749,847      9,886,621
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $2,701,690)                                 213,368    3,151,441       552,959        611,521
DWSII Technology Subaccount
   (Class B) (Cost $1,382,806)                                 146,537    1,543,034       604,442        363,475
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $2,073,336)                                 210,927    2,585,960       584,890        435,391
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $26,539,926)                        945,780   25,971,107     8,852,706      2,351,914
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $1,312,397)                         165,320    1,484,573       411,064        412,352
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $25,943,086)                        860,831   30,671,393     4,397,684      3,103,392
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $12,486,703)                                700,565   13,499,890     2,477,706      2,554,446
FTVIPT Franklin Small Mid-Cap Growth Securities
   Subaccount (Class 2) (Cost $6,644,180)                      319,947    7,329,984     3,108,901      1,032,722
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $11,804,957)                   1,097,833   17,565,342     4,300,851      3,467,409
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $16,473,447)                              1,076,048   21,789,963     4,067,504      3,640,258
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $227,373)                             26,745      305,965        75,377         54,355
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,476,060)                          551,469    2,856,610     1,714,230        106,812
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $229,287)                              8,278      289,994        62,248         43,361
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $7,498,545) (b)                             441,783    7,205,488     8,796,560      1,284,149
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $7,229,950) (b)                            426,178    6,942,448     7,869,060        628,817
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,735,626) (b)                              62,439    1,645,885     1,914,540        182,465

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVET Equity Index Subaccount
   (Class II) (Cost $11,493,278)                               390,288   13,109,760     1,377,305      1,522,397
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $5,062,224) (b)                             211,658    4,590,855     5,316,619        251,193
LMPVET Investors Subaccount
   (Class I) (Cost $2,601,036)                                 186,448    3,080,115       194,714        209,190
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $2,428,610) (b)                             146,990    2,440,026     2,671,822        245,769
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,395,761)                                 327,460    4,921,726       488,240        635,289
LMPVET Social Awareness Subaccount
   (Cost $974,341)                                              40,795    1,016,608       187,633         26,779
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --       271,447      4,816,249
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                  --           --        33,341        259,004
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        95,849      1,777,473
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        37,865      2,771,192
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --       187,654      8,967,989
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --           --       327,003      7,715,462
LMPVET Capital and Income Subaccount
   (Class II) (Cost $5,556,066) (b)                            385,003    4,785,578     5,929,987        377,285
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,556,242)                                           254,367    2,424,118       202,749        645,273
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --           --       357,223      4,747,424
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                          --           --       104,826     15,802,246
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --        51,049     14,470,403
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $5,850,617)                                 293,272    5,296,486       990,766        579,530
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,934,432)                              1,423,152   11,726,776     8,494,567      1,507,108
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $4,213,711) (b)                             384,145    4,252,489     5,261,150      1,063,173
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       366,888      5,201,278
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $500,293)                                    36,778      499,083       447,523        308,831
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $7,449,747)                                 418,145    7,221,372     3,183,797      1,453,779
MIST Janus Forty Subaccount
   (Class A) (Cost $9,352,334)                                 126,623   10,612,239     2,360,774      1,023,928
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $484,603) (b)                                35,538      430,006       510,219         24,414
MIST Legg Mason Partners Managed Assets
   Subaccount (Class A) (Cost $4,322,000)                      255,211    4,379,421       601,925        327,365
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $3,783,995)                                 315,787    3,988,384       937,368      1,026,407
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $27,796,760)                                993,830   28,512,995    16,934,987      3,409,546

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $13,518,861)                                630,360   12,279,411    14,914,867      1,405,604
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,916,053)                                 239,984    2,899,011       123,272        299,901
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $6,523,175) (b)                             570,040    6,777,774     7,227,851        715,009
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $431,505)                                    29,573      439,458       441,525        205,055
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,880,371) (b)                             418,602    6,019,504     5,738,288        966,128
MIST MFS Research International Subaccount
   (Class B) (Cost $1,970,586) (b)                             142,192    2,036,191     2,042,873         74,293
MIST MFS Value Subaccount
   (Class A) (Cost $8,449,486)                                 612,890    9,217,868     1,951,003      1,283,386
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,939,422)                                921,826   12,979,313     2,874,787      3,877,052
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $6,307,392)                                 690,760    6,810,890     1,867,621      1,070,737
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $11,168,410) (b)                          1,092,954   11,978,775    12,280,476      1,136,168
MIST Pioneer Fund Subaccount
   (Class A) (Cost $986,031)                                    71,976    1,096,201       156,126        488,589
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --        79,074        524,058
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $9,116,299)                                 957,927    9,598,429       956,618      1,079,406
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $25,461,732)                              1,490,631   23,373,093    17,364,562      3,518,511
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $4,944,278)                                 203,029    5,818,822       583,550        627,946
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $7,864,278)                                  75,662    8,452,200       883,451        863,688
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $34,542,169)                                345,420   34,542,169    28,574,018     17,020,448
MSF FI Large Cap Subaccount
   (Class A) (Cost $4,580,617)                                 310,767    4,555,852       450,542        619,244
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,340,999)                                 56,588   11,078,851     1,715,953      1,074,158
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,933,243)                                 163,242    2,058,480       606,889        248,786
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $2,590,480)                                 251,783    2,799,822       902,008        921,992
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $3,780,946)                      341,739    3,940,255     3,363,178      1,461,939
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $11,605,056)                              1,057,383   12,646,298     2,534,493      1,489,802
MSF MetLife Moderate to Aggressive Allocation
   Subaccount (Class B) (Cost $6,163,439)                      539,200    6,675,290     1,968,207      2,708,040
MSF MFS Total Return Subaccount
   (Class B) (Cost $5,284,670)                                  35,843    5,485,040     1,878,473        521,109
MSF MFS Total Return Subaccount
   (Class F) (Cost $31,418,813)                                217,215   33,331,699     2,913,970      3,618,006
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $30,232,981)                              1,908,148   33,278,095     2,326,141      5,586,653

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $2,371,380)                                 166,501    2,730,610       265,855        250,141
MSF Western Asset Management High Yield Bond
   Subaccount (Class A) (Cost $0) (a)                               --           --     1,134,308      7,953,467
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $5,621,668)                      474,742    5,929,526       771,086      1,281,688
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       555,292     11,973,789
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $26,818,099)                 2,576,340   27,025,149     2,707,246      2,811,138
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     3,836,126     12,540,940
Pioneer Bond VCT Subaccount
   (Class II) (Cost $9,639,907) (d)                            893,128    9,708,191     9,904,035        264,783
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $7,434,146)                                609,277    8,261,796     3,097,274        549,345
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $10,523,440)                               382,496   16,569,716     4,344,911      1,922,275
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $11,508,088)                               521,843   12,466,829     3,307,595      2,016,416
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --       921,575      1,107,836
Pioneer Fund VCT Subaccount
   (Class II) (Cost $14,608,360)                               645,106   16,553,420     7,434,591      1,252,158
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $5,482,688)                                534,671    5,154,571     2,704,642        669,347
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $13,622,025)                             1,224,753   13,521,455     7,205,719      8,584,369
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $5,125,520)                                440,713    5,526,540     1,361,739        259,353
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $105,046,041)                            8,917,158  110,661,932    47,957,674      3,881,577
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $53,544,719)                             4,712,892   56,554,705    21,836,322      4,438,636
Pioneer Independence VCT Subaccount
   (Class II) (Cost $1,944,740)                                148,638    2,297,936       639,208        277,745
Pioneer International Value VCT Subaccount
   (Class II) (Cost $4,861,347)                                311,690    5,797,434     2,183,464      1,279,250
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $12,771,072)                               597,147   11,423,418     4,073,375      2,346,082
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $5,330,785)                                463,309    6,041,552     1,318,227      1,414,801
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $8,686,228)                                332,020    7,785,868     3,129,909      3,143,310
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,302,303      3,360,499
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $8,166,182)                                537,895    6,895,810     3,048,226      1,493,412
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $22,496,042)                             2,070,700   22,425,511     5,482,330      2,594,109
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,177,973      6,745,637
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --       108,666        785,626

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,781,210     16,109,776
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $12,026,098)                               914,004   12,613,255     1,468,063      2,527,773
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $138,627)                                   10,870      189,891         4,344         10,881

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007.

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
AIM V.I. Mid Cap Core Equity               2007  1,764 1.280 - 1.728     2,855       0.05        1.55 - 2.60         6.40 - 7.60
   Subaccount (Series II)                  2006  1,823 1.203 - 1.606     2,776       0.73        1.55 - 2.60         3.21 - 9.25
                                           2005  1,720 1.112 - 1.470     2,462       0.34        1.55 - 2.60         4.60 - 5.68
                                           2004  1,071 1.067 - 1.391     1,478       0.05        1.55 - 2.50        0.40 - 11.82
                                           2003    204 1.240 - 1.244       253         --        1.55 - 2.10        2.73 - 10.78

AIM V.I. Utilities                         2007  1,270 1.594 - 2.195     2,730       1.94        1.55 - 2.60        8.89 - 18.78
   Subaccount (Series I)                   2006  1,342 1.356 - 1.848     2,436       3.78        1.55 - 2.60       22.27 - 23.53
                                           2005  1,223 1.109 - 1.496     1,802       3.16        1.55 - 2.60      (4.01) - 15.08
                                           2004    525 1.201 - 1.300       677       1.03        1.55 - 2.45       15.48 - 21.44
                                           2003     67 1.064 - 1.068        71       1.93        1.70 - 2.30        6.29 - 12.00

AIM V.I. Capital Appreciation              2007     -- 1.223 - 1.527        --         --        1.55 - 2.60         6.16 - 6.63
   Subaccount (Series II) (a)              2006  4,167 1.152 - 1.432     5,783         --        1.55 - 2.60         3.41 - 4.45
                                           2005  3,728 1.114 - 1.371     5,008         --        1.55 - 2.60        5.79 - 15.98
                                           2004  2,380 1.053 - 1.283     3,034         --        1.55 - 2.60      (0.17) - 12.70
                                           2003     76 1.221 - 1.225        93         --        1.55 - 2.10       (0.16) - 8.99

Alger American Leveraged AllCap            2007  2,017 1.713 - 2.061     4,041         --        1.55 - 2.65      (1.42) - 31.11
   Subaccount (Class S)                    2006  1,428 1.319 - 1.572     2,198         --        1.55 - 2.55       11.13 - 17.14
                                           2005    967 1.138 - 1.342     1,272         --        1.55 - 2.55        7.67 - 18.75
                                           2004    505 1.067 - 1.194       596         --        1.55 - 2.45         2.25 - 6.13
                                           2003     82 1.120 - 1.123        92         --        1.70 - 2.10       (0.09) - 1.73

American Funds Global Growth               2007 11,775 1.622 - 2.221    24,068       2.73        1.55 - 2.60       11.86 - 13.09
   Subaccount (Class 2)                    2006 11,328 1.450 - 1.964    20,624       0.87        1.55 - 2.60       17.31 - 18.53
                                           2005  9,664 1.236 - 1.657    15,033       0.67        1.55 - 2.60       11.15 - 13.63
                                           2004  4,145 1.112 - 1.475     6,038       0.21        1.55 - 2.60        7.00 - 15.54
                                           2003    126 1.313 - 1.320       166       0.01        1.55 - 2.30        5.55 - 20.27

American Funds Growth-Income               2007 28,911 1.260 - 1.670    44,981       1.47        1.55 - 2.60         2.36 - 3.47
   Subaccount (Class 2)                    2006 31,310 1.231 - 1.614    47,376       1.58        1.55 - 2.60       12.22 - 13.42
                                           2005 29,868 1.097 - 1.423    40,223       1.66        1.55 - 2.60         1.72 - 4.17
                                           2004 12,151 1.063 - 1.366    16,338       2.20        1.55 - 2.60        3.46 - 11.03
                                           2003    296 1.249 - 1.257       371       2.55        1.55 - 2.50        6.26 - 15.31

American Funds Growth                      2007 31,127 1.443 - 1.916    55,780       0.76        1.55 - 2.60        9.48 - 10.62
   Subaccount (Class 2)                    2006 33,890 1.318 - 1.732    55,144       0.80        1.55 - 2.60         7.33 - 8.52
                                           2005 32,712 1.228 - 1.596    49,587       0.83        1.55 - 2.60        6.98 - 14.41
                                           2004 13,782 1.084 - 1.395    19,011       0.39        1.55 - 2.60        7.86 - 17.62
                                           2003    379 1.251 - 1.259       476       0.33        1.55 - 2.50        3.55 - 14.08

Credit Suisse Trust Emerging Markets       2007     -- 1.640 - 2.801        --         --        1.55 - 2.65         4.39 - 4.79
   Subaccount (a)                          2006  2,017 1.570 - 2.673     5,065       0.55        1.55 - 2.65       29.03 - 30.45
                                           2005  1,918 1.215 - 2.049     3,679       0.85        1.55 - 2.65        8.00 - 30.59
                                           2004    614 1.163 - 1.626       949       0.39        1.55 - 2.50       11.80 - 23.60
                                           2003     61 1.318 - 1.321        80         --        1.70 - 2.10         4.27 - 7.05

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Credit Suisse Trust Global Small Cap       2007    423 1.317 - 1.738       685         --        1.55 - 2.65     (6.46) - (5.44)
   Subaccount                              2006    504 1.408 - 1.838       883         --        1.55 - 2.65       10.26 - 12.60
                                           2005    447 1.277 - 1.649       697         --        1.55 - 2.65        8.91 - 18.65
                                           2004    295 1.131 - 1.442       417         --        1.55 - 2.45        0.99 - 18.31
                                           2003     11 1.237 - 1.240        13         --        1.70 - 2.10       (0.16) - 6.26

Dreyfus MidCap Stock                       2007  3,080 1.109 - 1.499     4,433       0.30        1.55 - 2.65     (1.29) - (0.20)
   Subaccount (Service Shares)             2006  3,562 1.122 - 1.502     5,177       0.17        1.55 - 2.65         4.91 - 6.00
                                           2005  3,582 1.069 - 1.417     4,927         --        1.55 - 2.65      (1.00) - 12.43
                                           2004  2,376 1.114 - 1.321     3,082       0.38        1.55 - 2.65        4.18 - 19.40
                                           2003    224 1.168 - 1.173       263       0.32        1.70 - 2.50        1.30 - 14.47

Dreyfus Socially Responsible Growth        2007    213 1.165 - 1.360       280       0.27        1.55 - 2.65         4.67 - 5.84
   Subaccount (Service Shares)             2006    239 1.113 - 1.285       297         --        1.55 - 2.65         6.10 - 7.35
                                           2005    244 1.049 - 1.197       283       0.22        1.55 - 2.65         1.20 - 6.78
                                           2004     66 1.167 - 1.174        77       0.12        1.70 - 2.10         2.01 - 4.17
                                           2003     64 1.125 - 1.127        72         --        1.70 - 1.95         2.83 - 6.12

Dreyfus VIF Appreciation                   2007  1,683 1.239 - 1.506     2,400       1.56        1.55 - 2.50         4.50 - 5.46
   Subaccount (Initial Shares)             2006  1,850 1.185 - 1.428     2,519       1.56        1.55 - 2.50       13.59 - 14.70
                                           2005  1,820 1.042 - 1.245     2,177       0.01        1.55 - 2.50         1.76 - 2.72
                                           2004    874 1.022 - 1.212     1,048       3.31        1.55 - 2.50         2.02 - 5.46
                                           2003    123 1.167 - 1.170       144       1.57        1.70 - 2.15        4.93 - 10.30

Dreyfus VIF Developing Leaders             2007  5,952 0.986 - 1.313     7,238       0.75        1.55 - 2.60   (13.36) - (12.41)
   Subaccount (Initial Shares)             2006  6,138 1.138 - 1.499     8,580       0.40        1.55 - 2.60         1.07 - 2.18
                                           2005  5,911 1.126 - 1.467     8,236         --        1.55 - 2.60         2.35 - 4.19
                                           2004  2,867 1.093 - 1.408     3,977       0.44        1.55 - 2.50        7.85 - 16.61
                                           2003     98 1.276 - 1.285       125       0.04        1.55 - 2.50      (0.47) - 14.12

DWS VIT Equity 500 Index                   2007  4,714 1.155 - 1.179     5,511       1.14        1.55 - 2.45         2.30 - 3.24
   Subaccount (Class 2)                    2006  4,482 1.129 - 1.142     5,093       0.80        1.55 - 2.45        3.57 - 13.41
                                           2005  4,582 1.004 - 1.007     4,608         --        1.55 - 2.45         0.40 - 0.70

DWS VIT RREEF Real Estate Securities       2007  2,881 1.426 - 1.830     5,103       0.86        1.55 - 2.65   (18.51) - (17.64)
   Subaccount (Class B)                    2006  2,994 1.750 - 2.222     6,472         --        1.55 - 2.65       33.49 - 34.99
                                           2005  3,081 1.311 - 1.646     4,952       2.59        1.55 - 2.65      (1.69) - 17.37
                                           2004  2,085 1.211 - 1.501     3,104       0.29        1.55 - 2.50        1.92 - 35.53
                                           2003    217 1.163 - 1.165       252         --        1.70 - 2.10        9.91 - 13.67

DWSI Global Opportunities                  2007  1,780 1.722 - 2.278     3,807       1.00        1.55 - 2.65         6.08 - 7.25
   Subaccount (Class B)                    2006  1,696 1.619 - 2.124     3,375       0.93        1.55 - 2.50       18.87 - 20.00
                                           2005  1,726 1.361 - 1.770     2,877       0.33        1.55 - 2.50        3.71 - 16.22
                                           2004    826 1.195 - 1.523     1,225         --        1.55 - 2.50        2.72 - 20.75
                                           2003     63 1.252 - 1.253        79         --        1.95 - 2.10        7.19 - 11.79

DWSII Balanced                             2007  2,997 1.143 - 1.269     3,697       2.97        1.55 - 2.50         1.84 - 2.75
   Subaccount (Class B)                    2006  3,359 1.122 - 1.235     4,050       2.19        1.55 - 2.50         5.97 - 8.14
                                           2005  3,989 1.047 - 1.142     4,471       1.82        1.55 - 2.50         0.48 - 4.74
                                           2004  2,374 1.032 - 1.116     2,622       0.47        1.55 - 2.50         2.23 - 5.55
                                           2003     40 1.062 - 1.065        43         --        1.70 - 2.10         0.09 - 5.14

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSI Bond                                  2007    508 1.024 - 1.047       526       6.28        1.55 - 2.40         0.39 - 2.25
   Subaccount (Class B)                    2006    164 1.011 - 1.024       167       3.60        1.55 - 2.40         1.81 - 2.71
                                           2005     52 0.993 - 0.997        51         --        1.55 - 2.40       (1.00) - 0.91

DWSI Capital Growth                        2007  5,507 1.228 - 1.488     7,943       0.26        1.55 - 2.65      (1.15) - 10.47
   Subaccount (Class B)                    2006  6,117 1.123 - 1.347     8,019       0.20        1.55 - 2.65       (0.46) - 6.48
                                           2005  3,509 1.100 - 1.265     4,338       0.22        1.55 - 2.65        3.48 - 11.97
                                           2004    792 1.055 - 1.184       929       0.08        1.55 - 2.45         3.27 - 5.73
                                           2003     66 1.114 - 1.117        74         --        1.70 - 2.10        2.76 - 10.19

DWSI Growth & Income                       2007  4,547 1.124 - 1.411     6,121       0.87        1.55 - 2.65     (1.71) - (0.56)
   Subaccount (Class B)                    2006  5,105 1.142 - 1.419     6,944       0.56        1.55 - 2.65        0.83 - 11.56
                                           2005  3,621 1.106 - 1.272     4,463       0.86        1.55 - 2.65         3.07 - 9.45
                                           2004  2,537 1.080 - 1.222     3,053       0.16        1.55 - 2.50        1.60 - 10.43
                                           2003    102 1.127 - 1.129       115         --        1.70 - 2.10         4.83 - 9.41

DWSI Health Care                           2007  2,035 1.222 - 1.490     2,893         --        1.55 - 2.65        9.88 - 11.11
   Subaccount (Class B)                    2006  2,070 1.110 - 1.341     2,653         --        1.55 - 2.65         1.37 - 4.20
                                           2005  2,153 1.077 - 1.287     2,657         --        1.55 - 2.65         0.00 - 8.95
                                           2004  1,239 1.037 - 1.210     1,477         --        1.55 - 2.65       (1.95) - 7.57
                                           2003    101 1.122 - 1.123       113         --        1.95 - 2.10         7.06 - 7.57

DWSII International                        2007  2,826 1.739 - 2.151     5,792       1.99        1.55 - 2.65       11.26 - 12.50
   Subaccount (Class B)                    2006  2,931 1.563 - 1.912     5,373       1.60        1.55 - 2.65        2.54 - 23.51
                                           2005  1,833 1.280 - 1.548     2,772       1.25        1.55 - 2.65        3.79 - 17.79
                                           2004  1,332 1.137 - 1.359     1,788       0.37        1.55 - 2.50        3.22 - 15.28
                                           2003     53 1.184 - 1.185        62         --        1.90 - 2.10        9.33 - 15.61

DWSII Strategic Income                     2007  4,106 1.120 - 1.207     4,713       5.81        1.55 - 2.65         2.25 - 3.45
   Subaccount (Class B)                    2006  4,484 1.093 - 1.173     5,005       4.22        1.55 - 2.65         5.92 - 7.10
                                           2005  4,407 1.031 - 1.100     4,617       6.60        1.55 - 2.65       (1.00) - 0.83
                                           2004  2,492 1.037 - 1.058     2,605         --        1.55 - 2.65        1.65 - 10.64
                                           2003    268 0.983 - 0.985       263         --        1.95 - 2.30         2.50 - 3.69

DWSII Blue Chip                            2007  3,729 1.326 - 1.639     5,880       0.68        1.55 - 2.65         0.45 - 1.55
   Subaccount (Class B)                    2006  3,736 1.316 - 1.614     5,850       0.47        1.55 - 2.65       12.15 - 13.42
                                           2005  3,865 1.171 - 1.423     5,358       0.49        1.55 - 2.65         4.28 - 8.38
                                           2004  2,316 1.109 - 1.318     3,006       0.04        1.55 - 2.65        1.56 - 14.41
                                           2003    113 1.155 - 1.156       131         --        1.90 - 2.10        5.19 - 15.48

DWSII Conservative Allocation              2007  9,308 1.099 - 1.203    11,017       1.99        1.55 - 2.55         2.04 - 3.08
   Subaccount (Class B)                    2006  9,737 1.077 - 1.167    11,228       1.02        1.55 - 2.55         6.11 - 7.16
                                           2005  6,416 1.015 - 1.089     6,925         --        1.55 - 2.55         1.12 - 3.35
                                           2004  2,298 1.056 - 1.060     2,431         --        1.55 - 2.45         1.54 - 4.75

DWSII Core Fixed Income                    2007  6,432 1.007 - 1.077     6,718       3.83        1.55 - 2.65         0.30 - 2.11
   Subaccount (Class B)                    2006  6,082 0.997 - 1.060     6,243       3.26        1.55 - 2.65         1.22 - 2.36
                                           2005  6,450 0.985 - 1.041     6,499       3.03        1.55 - 2.65       (1.70) - 0.78
                                           2004  5,115 0.993 - 1.015     5,159       0.48        1.55 - 2.65         0.20 - 3.86
                                           2003    189 0.986 - 0.990       186         --        1.70 - 2.30         1.12 - 3.02

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Davis Venture Value                  2007  6,710 1.281 - 1.581    10,209       0.32        1.55 - 2.65         1.43 - 2.53
   Subaccount (Class B)                    2006  6,525 1.263 - 1.542     9,723       0.26        1.55 - 2.65       11.38 - 12.64
                                           2005  6,219 1.134 - 1.369     8,265       0.34        1.55 - 2.65         2.89 - 8.00
                                           2004  4,121 1.068 - 1.273     5,180       0.01        1.55 - 2.50         1.94 - 9.48
                                           2003    185 1.156 - 1.160       214         --        1.70 - 2.30        5.65 - 16.06

DWSII Dreman High Return Equity            2007 11,712 1.138 - 1.547    17,531       1.06        1.55 - 2.65     (4.77) - (3.67)
   Subaccount (Class B)                    2006 12,289 1.194 - 1.606    19,166       1.21        1.55 - 2.65       15.11 - 16.40
                                           2005  8,634 1.036 - 1.380    11,585       1.11        1.55 - 2.65         1.07 - 6.28
                                           2004  4,520 1.113 - 1.304     5,841       0.28        1.55 - 2.65        3.20 - 14.51
                                           2003    182 1.159 - 1.164       212         --        1.70 - 2.50        5.63 - 19.06

DWSII Dreman Small Mid Cap Value           2007  4,202 1.306 - 2.067     8,142       0.59        1.55 - 2.65       (0.07) - 1.13
   Subaccount (Class B)                    2006  4,783 1.305 - 2.044     9,263       0.38        1.55 - 2.65       21.35 - 22.62
                                           2005  4,743 1.075 - 1.667     7,470       0.30        1.55 - 2.65       (0.87) - 9.34
                                           2004  2,539 1.165 - 1.542     3,800       0.17        1.55 - 2.65        2.35 - 23.90
                                           2003    201 1.244 - 1.246       250         --        1.70 - 2.10        9.60 - 20.66

DWSII Global Thematic                      2007  2,430 1.540 - 2.137     4,975       0.24        1.55 - 2.60         3.15 - 4.24
   Subaccount (Class B)                    2006  2,262 1.493 - 2.050     4,473       0.18        1.55 - 2.60       11.58 - 27.65
                                           2005  1,912 1.343 - 1.606     2,960         --        1.55 - 2.60       10.48 - 21.70
                                           2004  1,176 1.123 - 1.332     1,532       0.44        1.55 - 2.50        2.72 - 18.68
                                           2003    109 1.179 - 1.180       128         --        1.95 - 2.10         7.08 - 8.16

DWSII Government & Agency Securities       2007  1,408 1.032 - 1.089     1,496       4.15        1.55 - 2.65         2.69 - 3.93
   Subaccount (Class B)                    2006  1,537 1.005 - 1.054     1,581       3.22        1.55 - 2.65         1.11 - 2.15
                                           2005  1,466 0.994 - 1.037     1,481       3.53        1.55 - 2.65       (0.40) - 0.98
                                           2004  1,224 0.998 - 1.015     1,234       0.84        1.55 - 2.65       (0.20) - 2.54
                                           2003    182         0.995       181         --        1.95 - 2.10       (0.30) - 2.05

DWSII Growth Allocation                    2007 13,744 1.171 - 1.320    17,860       1.96        1.55 - 2.55         2.90 - 3.94
   Subaccount (Class B)                    2006 15,021 1.138 - 1.270    18,857       0.79        1.55 - 2.55        9.85 - 10.92
                                           2005 15,355 1.036 - 1.145    17,467         --        1.55 - 2.55       (0.09) - 8.13
                                           2004  4,429 1.094 - 1.097     4,852         --        1.55 - 2.30         0.64 - 7.78

DWSII High Income                          2007  3,876 1.048 - 1.319     4,937       7.46        1.55 - 2.65     (2.14) - (1.05)
   Subaccount (Class B)                    2006  4,372 1.070 - 1.333     5,671       7.05        1.55 - 2.65         7.25 - 8.46
                                           2005  4,575 0.997 - 1.229     5,497       8.44        1.55 - 2.65         0.17 - 2.47
                                           2004  2,742 1.082 - 1.207     3,274       1.96        1.55 - 2.65        1.01 - 10.25
                                           2003    186 1.088 - 1.093       202         --        1.70 - 2.50        4.50 - 10.86

DWSII International Select Equity          2007  2,994 1.545 - 2.224     6,358       2.15        1.55 - 2.65       13.14 - 14.40
   Subaccount (Class B)                    2006  2,721 1.364 - 1.944     5,021       1.61        1.55 - 2.65       21.80 - 23.12
                                           2005  2,731 1.119 - 1.579     4,097       2.29        1.55 - 2.65        2.68 - 15.80
                                           2004  1,580 1.150 - 1.407     2,192       0.11        1.55 - 2.50        2.88 - 22.00
                                           2003     68 1.206 - 1.210        82         --        1.95 - 2.50        6.35 - 20.40

DWSII Janus Growth & Income                2007  1,543 1.193 - 1.501     2,243       0.21        1.55 - 2.65         3.42 - 4.60
   Subaccount (Class B)                    2006  1,762 1.152 - 1.435     2,458       0.24        1.55 - 2.65         2.89 - 6.30
                                           2005  1,755 1.095 - 1.350     2,314         --        1.55 - 2.65        4.16 - 10.02
                                           2004  1,146 1.099 - 1.227     1,383         --        1.55 - 2.65        4.35 - 13.58
                                           2003    204 1.116 - 1.121       229         --        1.70 - 2.50        6.08 - 11.23


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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Large Cap Value                      2007  2,093 1.311 - 1.581     3,178       1.30        1.55 - 2.65        9.80 - 11.03
   Subaccount (Class B)                    2006  2,093 1.104 - 1.424     2,876       1.17        1.55 - 2.65       11.90 - 13.20
                                           2005  2,178 0.985 - 1.258     2,650       1.42        1.55 - 2.65       (1.10) - 1.52
                                           2004  1,853 1.078 - 1.258     2,291       0.23        1.55 - 2.65         1.55 - 9.81
                                           2003    122 1.159 - 1.164       142         --        1.70 - 2.50        8.22 - 15.26

DWSII Mid Cap Growth                       2007    635 1.327 - 1.555       964         --        1.55 - 2.45         5.32 - 6.29
   Subaccount (Class B)                    2006    620 1.260 - 1.463       888         --        1.55 - 2.45        3.35 - 12.95
                                           2005    536 1.168 - 1.344       705         --        1.55 - 2.45        5.69 - 12.85
                                           2004    413 1.044 - 1.191       486         --        1.55 - 2.45        0.94 - 16.70
                                           2003     17         1.164        19         --               2.10              (0.26)

DWSII Moderate Allocation                  2007 13,894 1.135 - 1.260    17,238       2.22        1.55 - 2.55         2.44 - 3.45
   Subaccount (Class B)                    2006 14,481 1.108 - 1.218    17,442       0.87        1.55 - 2.55         8.10 - 9.24
                                           2005 14,106 1.025 - 1.115    15,627         --        1.55 - 2.55         2.60 - 5.84
                                           2004  4,088 1.075 - 1.078     4,398         --        1.55 - 2.30         1.42 - 6.22

DWSII Money Market                         2007  4,611 1.012 - 1.047     4,765       4.40        1.55 - 2.55         0.79 - 2.95
   Subaccount (Class B)                    2006  4,882 0.990 - 1.017     4,920       4.19        1.55 - 2.55         1.60 - 2.62
                                           2005  3,008 0.972 - 1.000     2,965       2.52        1.55 - 2.55         0.10 - 0.92
                                           2004  2,361 0.971 - 0.987     2,311       0.61        1.55 - 2.30     (1.52) - (0.40)
                                           2003    290 0.989 - 0.992       288       0.10        1.55 - 2.10     (0.50) - (0.20)

DWSII Small Cap Growth                     2007  2,345 1.093 - 1.396     3,151         --        1.55 - 2.65         3.01 - 4.18
   Subaccount (Class B)                    2006  2,352 1.060 - 1.340     3,043         --        1.55 - 2.65         1.99 - 3.24
                                           2005  2,131 1.037 - 1.298     2,688         --        1.55 - 2.65      (0.36) - 11.53
                                           2004    970 1.064 - 1.235     1,185         --        1.55 - 2.65        0.49 - 22.16
                                           2003     87 1.132 - 1.133        98         --        1.90 - 2.10         0.27 - 8.21

DWSII Technology                           2007  1,159 1.138 - 1.372     1,543         --        1.55 - 2.65      (3.20) - 12.09
   Subaccount (Class B)                    2006  1,004 1.025 - 1.224     1,192         --        1.55 - 2.65     (7.55) - (1.13)
                                           2005  1,127 1.045 - 1.238     1,363       0.12        1.55 - 2.65        0.58 - 15.49
                                           2004    818 1.043 - 1.217       976         --        1.55 - 2.65      (0.66) - 13.62
                                           2003    114 1.215 - 1.217       139         --        1.70 - 2.10        3.58 - 15.48

DWSII Turner Mid Cap Growth                2007  1,456 1.374 - 1.869     2,586         --        1.55 - 2.65        0.73 - 23.20
   Subaccount (Class B)                    2006  1,459 1.127 - 1.517     2,114         --        1.55 - 2.65       (6.86) - 4.62
                                           2005  1,467 1.187 - 1.450     2,052         --        1.55 - 2.65        4.62 - 12.38
                                           2004  1,107 1.097 - 1.324     1,451         --        1.55 - 2.50        6.10 - 12.71
                                           2003     92 1.210 - 1.213       111         --        1.95 - 2.30        2.36 - 16.01

Fidelity VIP Contrafund                    2007 13,481 1.559 - 2.046    25,967       0.78        1.55 - 2.60        1.63 - 15.46
   Subaccount (Service Class 2)            2006 13,276 1.364 - 1.772    22,196       1.00        1.55 - 2.60         8.51 - 9.72
                                           2005 11,559 1.257 - 1.615    17,783       0.08        1.55 - 2.60       11.70 - 17.26
                                           2004  4,082 1.107 - 1.406     5,658       0.03        1.55 - 2.50        5.13 - 16.00
                                           2003     98 1.234 - 1.240       121         --        1.55 - 2.30        0.24 - 16.70

Fidelity VIP Dynamic Capital Appreciation  2007    913 1.436 - 1.654     1,484       0.10        1.55 - 2.50         4.08 - 5.08
   Subaccount (Service Class 2)            2006    988 1.373 - 1.574     1,533       0.24        1.55 - 2.50       10.95 - 12.03
                                           2005  1,020 1.232 - 1.405     1,417         --        1.55 - 2.50       17.70 - 26.48
                                           2004    387 1.042 - 1.182       454         --        1.55 - 2.50      (0.85) - 16.29
                                           2003    115 1.181 - 1.185       136         --        1.55 - 2.10         3.32 - 7.36


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

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Mid Cap                       2007 13,188 1.734 - 2.529    30,667       0.49        1.55 - 2.60       12.38 - 13.56
   Subaccount (Service Class 2)            2006 13,669 1.543 - 2.227    27,993       0.17        1.55 - 2.60        9.51 - 10.63
                                           2005 12,662 1.409 - 2.013    23,741         --        1.55 - 2.60       14.37 - 16.22
                                           2004  4,744 1.227 - 1.732     8,105         --        1.55 - 2.50       14.03 - 25.97
                                           2003    135 1.402 - 1.411       190         --        1.55 - 2.50        5.22 - 12.57

FTVIPT Franklin Rising Dividends           2007  9,440 1.168 - 1.495    13,498       2.39        1.55 - 2.60     (5.19) - (4.23)
   Securities Subaccount (Class 2)         2006  9,632 1.232 - 1.561    14,539       1.05        1.55 - 2.60       14.18 - 15.37
                                           2005  8,404 1.079 - 1.353    11,153       0.90        1.55 - 2.60       (0.31) - 4.84
                                           2004  4,561 1.074 - 1.329     6,023       0.26        1.55 - 2.50        0.40 - 12.39
                                           2003     68 1.211 - 1.216        82         --        1.55 - 2.10        1.68 - 13.22

FTVIPT Franklin Small Mid-Cap Growth       2007  4,323 1.270 - 1.772     7,329         --        1.55 - 2.60         8.36 - 9.52
   Securities Subaccount (Class 2)         2006  3,318 1.172 - 1.618     5,110         --        1.55 - 2.60       (2.74) - 7.01
                                           2005  2,841 1.106 - 1.512     4,165         --        1.55 - 2.60         2.12 - 9.27
                                           2004  1,763 1.083 - 1.465     2,564         --        1.55 - 2.60        3.04 - 14.35
                                           2003    121 1.330 - 1.335       161         --        1.55 - 2.10       (0.82) - 6.12

FTVIPT Templeton Developing Markets        2007  5,256 2.449 - 3.645    17,563       2.20        1.55 - 2.60        1.06 - 26.83
   Securities Subaccount (Class 2)         2006  5,399 1.952 - 2.874    14,370       1.05        1.55 - 2.60       24.81 - 26.11
                                           2005  4,916 1.564 - 2.279    10,404       1.19        1.55 - 2.60       22.19 - 26.88
                                           2004  1,742 1.261 - 1.816     3,128       1.52        1.55 - 2.50        5.88 - 28.51
                                           2003     12 1.474 - 1.479        17         --        1.55 - 2.10        5.57 - 21.63

FTVIPT Templeton Foreign Securities        2007 10,181 1.650 - 2.303    21,786       2.00        1.55 - 2.60       12.47 - 13.67
   Subaccount (Class 2)                    2006 10,416 1.467 - 2.026    19,734       1.22        1.55 - 2.60       18.40 - 19.60
                                           2005  9,400 1.239 - 1.694    15,074       1.14        1.55 - 2.60        6.60 - 10.44
                                           2004  3,390 1.153 - 1.562     5,239       0.57        1.55 - 2.60        4.34 - 16.82
                                           2003    195 1.333 - 1.338       260         --        1.55 - 2.10         6.28 - 9.80

Janus Aspen Global Life Sciences           2007    167 1.796 - 1.860       306         --        1.55 - 2.30       18.94 - 19.85
   Subaccount (Service Shares)             2006    156 1.510 - 1.552       238         --        1.55 - 2.30         3.92 - 4.65
                                           2005    157 1.453 - 1.483       230         --        1.55 - 2.30        9.74 - 10.67
                                           2004    157 1.324 - 1.340       209         --        1.55 - 2.30        1.07 - 12.42
                                           2003     15 1.189 - 1.192        18         --        1.55 - 1.95         7.02 - 8.96

Janus Aspen Global Technology              2007  1,559 1.433 - 1.918     2,856       0.65        1.55 - 2.40        8.62 - 19.80
   Subaccount (Service Shares)             2006    659 1.206 - 1.601       999         --        1.55 - 2.40         5.24 - 6.17
                                           2005    536 1.146 - 1.508       766         --        1.55 - 2.40        4.56 - 23.46
                                           2004    279 1.217 - 1.373       381         --        1.55 - 2.30       (1.37) - 3.49
                                           2003      9 1.382 - 1.386        12         --        1.55 - 1.95       (0.86) - 9.05

Janus Aspen Worldwide Growth               2007    176 1.635 - 1.677       290       0.57        1.55 - 2.10         7.07 - 7.64
   Subaccount (Service Shares)             2006    163 1.515 - 1.558       251       1.64        1.55 - 2.30       12.31 - 16.18
                                           2005    165 1.322 - 1.341       219       1.34        1.55 - 2.10         3.36 - 3.95
                                           2004    106 1.279 - 1.290       136       1.18        1.55 - 2.10       (4.19) - 2.87
                                           2003     30 1.250 - 1.254        38       0.25        1.55 - 1.95       11.76 - 13.53

LMPVET Aggressive Growth
   Subaccount (Class I) (b)                2007  4,852 1.203 - 1.602     7,204         --        1.55 - 2.50     (5.02) - (4.42)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)               2007  4,748 1.185 - 1.566     6,941         --        1.55 - 2.60     (5.20) - (4.51)

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVET Appreciation
   Subaccount (Class I) (b)                2007  1,072 1.260 - 1.591     1,646       1.02        1.55 - 2.40         2.27 - 2.84

LMPVET Equity Index                        2007  8,658 1.253 - 1.581    13,108       1.57        1.55 - 2.50         2.37 - 3.27
   Subaccount (Class II)                   2006  9,130 1.224 - 1.531    13,422       1.34        1.55 - 2.50       12.22 - 13.41
                                           2005  9,144 1.089 - 1.350    11,923       1.48        1.55 - 2.50         1.70 - 8.80
                                           2004  5,183 1.072 - 1.316     6,722       3.15        1.55 - 2.50        5.08 - 10.47
                                           2003    239 1.208 - 1.212       290       1.73        1.55 - 2.10        5.49 - 14.81

LMPVET Fundamental Value
   Subaccount (ClassI) (b)                 2007  2,906 1.215 - 1.659     4,590       1.21        1.55 - 2.60     (5.70) - (5.04)

LMPVET Investors                           2007  1,909 1.331 - 1.730     3,080       1.24        1.55 - 2.50         1.35 - 2.31
   Subaccount (Class I)                    2006  1,948 1.308 - 1.691     3,092       1.66        1.55 - 2.50       15.32 - 16.46
                                           2005  1,832 1.129 - 1.452     2,550       1.40        1.55 - 2.50         3.89 - 4.84
                                           2004  1,277 1.081 - 1.385     1,743       3.68        1.55 - 2.50         7.66 - 9.86
                                           2003     55 1.266 - 1.274        70       2.35        1.55 - 2.50        5.64 - 13.55

LMPVET Large Cap Growth
   Subaccount (ClassI) (b)                 2007  1,812 1.077 - 1.426     2,440       0.04        1.55 - 2.50     (1.16) - (0.56)

LMPVET Small Cap Growth                    2007  2,663 1.402 - 2.013     4,921         --        1.55 - 2.60         7.19 - 8.28
   Subaccount (Class I)                    2006  2,870 1.308 - 1.859     4,926         --        1.55 - 2.60        9.92 - 11.05
                                           2005  2,880 1.190 - 1.674     4,492         --        1.55 - 2.60         1.10 - 3.27
                                           2004  1,599 1.166 - 1.621     2,522         --        1.55 - 2.50        1.39 - 25.00
                                           2003    192 1.425 - 1.430       274         --        1.55 - 2.10        3.63 - 21.29

LMPVET Social Awareness                    2007    823 1.202 - 1.263     1,016       1.40        1.55 - 2.50         8.09 - 9.21
   Subaccount                              2006    816 1.112 - 1.162       926       0.55        1.55 - 2.50         5.10 - 6.05
                                           2005    727 1.058 - 1.102       779       0.91        1.55 - 2.50         1.83 - 4.08
                                           2004    267 1.039 - 1.077       278       1.43        1.55 - 2.50        0.00 - 12.42

LMPVPI All Cap                             2007     -- 1.296 - 1.747        --       0.29        1.55 - 2.50         4.66 - 4.92
   Subaccount (Class I) (a)                2006  2,869 1.238 - 1.665     4,544       1.39        1.55 - 2.50       15.19 - 16.27
                                           2005  2,874 1.074 - 1.432     3,928       1.02        1.55 - 2.50        1.45 - 10.49
                                           2004  1,925 1.059 - 1.398     2,644       1.09        1.55 - 2.50        5.68 - 13.60
                                           2003    186 1.302 - 1.311       244       0.54        1.55 - 2.50        7.83 - 16.37

LMPVPI All Cap                             2007     -- 1.233 - 1.261        --       0.04        1.55 - 2.60         2.53 - 4.82
   Subaccount (Class II) (a)               2006    188 1.180 - 1.203       225       2.20        1.55 - 2.60        4.93 - 16.01
                                           2005     23 1.027 - 1.037        23       0.63        1.55 - 2.60         1.58 - 8.02

LMPVPII Growth and Income                  2007     -- 1.232 - 1.547        --       0.06        1.55 - 2.40         4.14 - 4.46
   Subaccount (Class I) (a)                2006  1,170 1.183 - 1.481     1,670       0.41        1.55 - 2.40        9.74 - 11.84
                                           2005  1,151 1.078 - 1.338     1,490       0.41        1.55 - 2.40         1.22 - 2.06
                                           2004    878 1.065 - 1.311     1,134       2.13        1.55 - 2.40         2.36 - 8.77
                                           2003     57 1.225 - 1.229        70       0.55        1.55 - 1.95         5.06 - 7.24

LMPVPI Large Cap Growth                    2007     -- 1.087 - 1.434        --         --        1.55 - 2.50         3.83 - 4.16
   Subaccount (Class I) (a)                2006  2,012 1.045 - 1.377     2,611         --        1.55 - 2.50         1.68 - 2.68
                                           2005  2,073 1.023 - 1.341     2,653       0.02        1.55 - 2.50         2.67 - 3.55
                                           2004  1,359 0.992 - 1.295     1,723       0.39        1.55 - 2.50      (4.19) - 13.94
                                           2003    106 1.303 - 1.308       139         --        1.55 - 2.10        3.66 - 14.44

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVPII Aggressive Growth                  2007     -- 1.266 - 1.676        --         --        1.55 - 2.50         3.26 - 3.52
   Subaccount (Class I) (a)                2006  5,658 1.226 - 1.619     8,461         --        1.55 - 2.50         8.32 - 9.39
                                           2005  5,529 1.131 - 1.480     7,653         --        1.55 - 2.50        7.13 - 17.99
                                           2004  2,209 1.056 - 1.368     2,975         --        1.55 - 2.50      (1.53) - 13.30
                                           2003    122 1.265 - 1.274       155         --        1.55 - 2.50        4.20 - 13.14

LMPVPII Aggressive Growth                  2007     -- 1.250 - 1.640        --         --        1.55 - 2.60         3.14 - 3.47
   Subaccount (Class II) (a)               2006  4,745 1.212 - 1.585     7,132         --        1.55 - 2.60         7.93 - 9.08
                                           2005  3,681 1.123 - 1.453     5,212         --        1.55 - 2.60        6.85 - 17.48
                                           2004  2,435 1.051 - 1.346     3,257         --        1.55 - 2.60      (0.89) - 10.69
                                           2003    146 1.252 - 1.257       184         --        1.55 - 2.10       (0.08) - 7.45

LMPVET Capital and Income
   Subaccount (Class II) (b)               2007  3,621 1.086 - 1.372     4,781       1.23        1.55 - 2.70       (1.75) - 0.00

LMPVIT Adjustable Rate Income              2007  2,401 0.985 - 1.026     2,424       4.35        1.55 - 2.50     (1.10) - (0.19)
   Subaccount                              2006  2,895 0.996 - 1.028     2,941       4.21        1.55 - 2.60         1.41 - 2.49
                                           2005  3,439 0.981 - 1.003     3,417       3.88        1.55 - 2.60       (0.20) - 0.80
                                           2004  1,531 0.983 - 0.999     1,515       2.81        1.55 - 2.60     (0.91) - (0.10)
                                           2003     24 0.998 - 0.999        24       0.46        1.55 - 1.70         0.00 - 0.10

LMPVPI Total Return                        2007     -- 1.096 - 1.372        --       0.57        1.55 - 2.70         2.42 - 2.85
   Subaccount (Class II) (a)               2006  3,314 1.069 - 1.334     4,295       2.23        1.55 - 2.70        2.00 - 10.52
                                           2005  2,172 1.056 - 1.207     2,591       2.12        1.55 - 2.60       (0.85) - 3.22
                                           2004  1,125 1.117 - 1.191     1,333       4.47        1.55 - 2.50         0.09 - 6.82
                                           2003     80 1.112 - 1.115        89       0.77        1.55 - 1.95         3.15 - 8.58

Lord Abbett Growth and Income              2007     -- 1.308 - 1.682        --         --        1.55 - 2.60         3.62 - 3.89
   Subaccount (Class VC) (a)               2006  9,932 1.262 - 1.619    15,035       1.28        1.55 - 2.60       14.21 - 15.48
                                           2005  9,339 1.105 - 1.402    12,372       1.31        1.55 - 2.60         0.74 - 4.69
                                           2004  3,180 1.099 - 1.379     4,334       2.24        1.55 - 2.50        2.01 - 14.21
                                           2003    169 1.239 - 1.243       210       1.69        1.55 - 2.10        4.98 - 12.93

Lord Abbett Mid-Cap Value                  2007     -- 1.477 - 1.995        --         --        1.55 - 2.50        9.90 - 10.22
   Subaccount (Class VC) (a)               2006  7,690 1.343 - 1.810    13,037       0.49        1.55 - 2.50        9.46 - 10.50
                                           2005  8,163 1.226 - 1.638    12,646       0.58        1.55 - 2.50        5.55 - 13.54
                                           2004  3,089 1.160 - 1.537     4,701       0.80        1.55 - 2.50        3.66 - 21.96
                                           2003    108 1.252 - 1.257       136       2.19        1.70 - 2.30        7.90 - 16.90

MIST Batterymarch Mid-Cap Stock            2007  3,112 1.302 - 1.792     5,296       0.31        1.55 - 2.60         3.33 - 4.43
   Subaccount (Class A)                    2006  3,217 1.260 - 1.716     5,268         --        1.55 - 2.60     (5.48) - (4.77)

MIST BlackRock High Yield                  2007  9,128 1.152 - 1.331    11,725       5.40        1.44 - 2.39       (3.11) - 1.14
   Subaccount (Class A)                    2006  4,114 1.157 - 1.316     5,267         --        1.55 - 2.50         4.78 - 5.45

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)                2007  2,586 1.415 - 1.724     4,252         --        1.55 - 2.60     (0.77) - (0.06)

MIST BlackRock Large-Cap Core              2007     -- 1.426 - 1.725        --       0.69        1.55 - 2.60        4.53 - 4.86
   Subaccount (Class A) (a)                2006  3,099 1.364 - 1.645     4,905         --        1.55 - 2.60         5.17 - 5.92

MIST Dreman Small-Cap Value                2007    381 1.293 - 1.322       499         --        1.55 - 2.40     (3.29) - (2.51)
   Subaccount (Class A)                    2006    276 1.335 - 1.356       371       0.64        1.55 - 2.50       (0.37) - 9.48


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

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International          2007  3,949 1.477 - 1.924     7,220       0.95        1.54 - 2.59     (3.40) - (2.34)
   Subaccount (Class A)                    2006  3,322 1.529 - 1.970     6,267         --        1.51 - 2.56        9.45 - 17.50

MIST Janus Forty                           2007  5,161 1.717 - 2.172    10,611       0.17        1.55 - 2.60       27.09 - 28.44
   Subaccount (Class A)                    2006  5,188 1.351 - 1.691     8,292         --        1.55 - 2.60         1.87 - 2.55

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)                2007    385 1.105 - 1.127       430         --        1.55 - 2.30   (12.79) - (12.36)

MIST Legg Mason Partners Managed           2007  3,583 1.197 - 1.240     4,379       2.38        1.55 - 2.50         3.73 - 4.73
   Assets Subaccount (Class A)             2006  3,675 1.154 - 1.186     4,309         --        1.55 - 2.50         5.00 - 5.71

MIST Lord Abbett Bond Debenture            2007  2,966 1.180 - 1.387     3,988       5.58        1.55 - 2.50         4.24 - 5.24
   Subaccount (Class A)                    2006  3,146 1.131 - 1.318     4,037         --        1.55 - 2.50         4.17 - 4.77

MIST Lord Abbett Growth and Income         2007 26,022 1.084 - 1.104    28,509       0.53        1.30 - 2.35       (2.43) - 2.41
  Subaccount (Class B)                     2006 14,276 1.071 - 1.078    15,344         --        1.30 - 2.25         6.99 - 7.69

MIST Lord Abbett Mid-Cap Value             2007 11,639 1.045 - 1.062    12,277       0.03        1.55 - 2.50    (10.68) - (0.93)
   Subaccount (Class B)                    2006    100 1.066 - 1.072       107         --        1.55 - 2.40      (0.47) - 14.41

MIST Met/AIM Capital Appreciation          2007  1,935 1.267 - 1.596     2,899       0.09        1.55 - 2.60        9.04 - 10.14
   Subaccount (Class A)                    2006  2,015 1.162 - 1.449     2,762       0.18        1.55 - 2.60     (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)                2007  4,459 1.253 - 1.574     6,777         --        1.55 - 2.60         2.45 - 3.08

MIST Met/AIM Small Cap Growth              2007    320 1.358 - 1.388       439         --        1.55 - 2.40         8.81 - 9.72
   Subaccount (Class A)                    2006    151 1.248 - 1.265       190         --        1.55 - 2.40      (1.27) - 14.44

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)                2007  1,831 2.040 - 3.509     6,019         --        1.55 - 2.65       24.32 - 25.28

MIST MFS Research International
   Subaccount (Class B) (b)                2007    898 1.798 - 2.326     2,036         --        1.55 - 2.30       (2.43) - 4.49

MIST MFS Value                             2007  6,311 1.425 - 1.475     9,216         --        1.55 - 2.50         5.01 - 5.96
   Subaccount (Class A)                    2006  5,845 1.357 - 1.399     8,086       1.33        1.55 - 2.50        9.79 - 10.56

MIST Neuberger Berman Real Estate          2007 12,750 1.006 - 1.024    12,977       1.09        1.55 - 2.60   (17.00) - (16.13)
   Subaccount (Class A)                    2006 14,706 1.212 - 1.221    17,906         --        1.55 - 2.60       20.84 - 21.73

MIST Oppenheimer Capital Appreciation      2007  6,037 1.115 - 1.134     6,810         --        1.55 - 2.60       11.39 - 12.50
   Subaccount (Class B)                    2006  5,584 1.001 - 1.008     5,617         --        1.55 - 2.60         0.70 - 1.41

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)                2007 10,145 1.080 - 1.214    11,977         --        1.55 - 2.60         5.58 - 6.30

MIST Pioneer Fund                          2007    710 1.328 - 1.606     1,096       0.90        1.55 - 2.50         2.40 - 3.41
   Subaccount (Class A)                    2006    915 1.291 - 1.553     1,367         --        1.55 - 2.50         6.91 - 7.55

MIST Pioneer Mid-Cap Value                 2007     -- 1.267 - 1.286        --       0.42        1.55 - 2.30        9.47 - 10.48
   Subaccount (Class A) (a)                2006    403 1.151 - 1.164       467       0.25        1.55 - 2.30         1.05 - 7.93


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

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Strategic Income              2007  7,953 1.176 - 1.222     9,597       0.69        1.55 - 2.60         3.90 - 5.00
   Subaccount (Class A)                    2006  7,967 1.131 - 1.170     9,185       4.88        1.55 - 2.60         2.85 - 3.57

MIST Third Avenue Small Cap Value          2007 23,927 0.965 - 0.983    23,369       0.55        1.55 - 2.60    (10.65) - (4.47)
   Subaccount (Class B)                    2006 11,793 1.023 - 1.029    12,101         --        1.55 - 2.50         1.99 - 2.59

MSF BlackRock Aggressive Growth            2007  3,419 1.301 - 1.791     5,818         --        1.55 - 2.50       17.41 - 18.61
   Subaccount (Class D)                    2006  3,413 1.106 - 1.510     4,887         --        1.55 - 2.50     (2.98) - (2.39)

MSF BlackRock Bond Income                  2007  7,720 1.057 - 1.114     8,451       3.22        1.55 - 2.50         3.60 - 4.70
   Subaccount (Class A)                    2006  7,799 1.017 - 1.064     8,186         --        1.55 - 2.50         3.32 - 3.91

MSF BlackRock Money Market                 2007 32,798 1.023 - 1.069    34,537       4.94        1.55 - 2.70         0.38 - 3.38
   Subaccount (Class A)                    2006 22,531 0.999 - 1.034    22,986       3.30        1.55 - 2.70         1.09 - 2.27

MSF FI Large Cap                           2007  3,476 1.161 - 1.427     4,555       0.16        1.55 - 2.60         1.22 - 2.37
   Subaccount (Class A)                    2006  3,768 1.147 - 1.394     4,864         --        1.55 - 2.60         0.70 - 1.38

MSF FI Value Leaders                       2007  7,652 1.212 - 1.519    11,077       0.83        1.55 - 2.60         1.34 - 2.50
   Subaccount (Class D)                    2006  7,806 1.196 - 1.482    11,076         --        1.55 - 2.60         1.96 - 2.63

MSF MetLife Aggressive Allocation          2007  1,927 1.060 - 1.078     2,058       0.05        1.55 - 2.60         0.66 - 1.60
   Subaccount (Class B)                    2006  1,577 1.053 - 1.061     1,666         --        1.55 - 2.60         5.09 - 5.89

MSF MetLife Conservative Allocation        2007  2,606 1.067 - 1.084     2,799         --        1.55 - 2.50       (0.09) - 3.93
   Subaccount (Class B)                    2006  2,593 1.036 - 1.043     2,695         --        1.55 - 2.50         0.97 - 5.80

MSF MetLife Conservative to Moderate       2007  3,662 1.068 - 1.083     3,940         --        1.55 - 2.40         1.04 - 3.66
   Allocation Subaccount (Class B)         2006  1,853 1.044 - 1.050     1,939         --        1.55 - 2.40         3.77 - 4.79

MSF MetLife Moderate Allocation            2007 11,761 1.067 - 1.084    12,644       0.01        1.55 - 2.50         1.81 - 2.75
   Subaccount (Class B)                    2006 10,582 1.048 - 1.055    11,126         --        1.55 - 2.50         4.59 - 9.92

MSF MetLife Moderate to Aggressive         2007  6,204 1.065 - 1.084     6,674       0.03        1.55 - 2.60       (2.26) - 2.26
   Allocation Subaccount (Class B)         2006  6,709 1.052 - 1.060     7,085         --        1.55 - 2.60         4.99 - 5.79

MSF MFS Total Return                       2007  5,033 1.077 - 1.099     5,484       1.81        1.55 - 2.75       (3.47) - 2.52
   Subaccount (Class B)                    2006  3,929 1.064 - 1.072     4,198         --        1.55 - 2.65         6.08 - 6.88

MSF MFS Total Return                       2007 24,421 1.226 - 1.419    33,326       1.96        1.55 - 2.50         1.57 - 2.60
   Subaccount (Class F)                    2006 25,723 1.205 - 1.383    34,428         --        1.55 - 2.50         6.26 - 6.88

MSF Oppenheimer Global Equity              2007 30,426 1.081 - 1.101    33,273       0.89        1.55 - 2.60         3.54 - 4.66
   Subaccount (Class B)                    2006 33,480 1.044 - 1.052    35,113         --        1.39 - 2.54         4.82 - 5.62

MSF T. Rowe Price Large Cap Growth         2007  2,390 1.131 - 1.149     2,730       0.19        1.55 - 2.50       (2.24) - 7.48
   Subaccount (Class B)                    2006  2,365 1.062 - 1.069     2,523         --        1.55 - 2.50         6.41 - 7.11

MSF Western Asset Management High          2007     -- 1.163 - 1.199        --      10.16        1.55 - 2.50         3.47 - 3.82
   Yield Bond Subaccount (Class A) (a)     2006  6,377 1.124 - 1.157     7,320         --        1.55 - 2.50         5.64 - 6.37

MSF Western Asset Management               2007  5,392 1.067 - 1.117     5,929       2.77        1.40 - 2.45         1.86 - 2.89
   U.S. Government Subaccount (Class A)    2006  5,918 1.046 - 1.091     6,345         --        1.40 - 2.45         2.77 - 3.47


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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
PIMCO VIT Real Return                      2007     -- 1.020 - 1.141        --       1.55        1.55 - 2.60         1.72 - 1.98
   Subaccount (Administrative Class) (a)   2006 10,340 1.002 - 1.119    11,306       4.24        1.55 - 2.60     (1.89) - (0.80)
                                           2005  9,967 1.018 - 1.128    11,053       2.92        1.55 - 2.60       (0.56) - 0.66
                                           2004  4,188 1.020 - 1.122     4,667       1.18        1.55 - 2.60         1.23 - 7.47
                                           2003    331 1.043 - 1.047       346       0.38        1.55 - 2.10       (1.23) - 2.45

PIMCO VIT Total Return                     2007 23,835 1.095 - 1.155    27,021       4.80        1.55 - 2.60         5.98 - 7.04
   Subaccount (Administrative Class)       2006 24,626 1.030 - 1.079    26,181       4.42        1.55 - 2.60         1.15 - 2.27
                                           2005 22,715 1.014 - 1.055    23,715       3.59        1.55 - 2.60       (0.19) - 0.86
                                           2004  8,552 1.011 - 1.046     8,894       1.99        1.55 - 2.60         0.10 - 3.26
                                           2003    649 1.007 - 1.013       656       1.33        1.55 - 2.50       (1.37) - 3.58

Pioneer America Income VCT                 2007     -- 1.022 - 1.077        --       3.94        1.55 - 2.70         2.51 - 3.79
   Subaccount (Class II) (c)               2006  8,439 0.993 - 1.042     8,589       4.41        1.55 - 2.70         0.49 - 2.55
                                           2005  7,379 0.985 - 1.031     7,418       4.46        1.55 - 2.60       (1.16) - 0.41
                                           2004  3,712 0.990 - 1.034     3,730       4.63        1.55 - 2.50       (1.19) - 3.07
                                           2003     95 0.993 - 0.995        94       0.66        1.55 - 1.95       (0.10) - 1.22

Pioneer Bond VCT
   Subaccount (Class II) (d)               2007  8,897 1.090 - 1.092     9,707       0.65        1.55 - 2.70         9.00 - 9.20

Pioneer Cullen Value VCT                   2007  6,349 1.274 - 1.312     8,261       0.80        1.55 - 2.60         2.32 - 4.79
   Subaccount (Class II)                   2006  4,297 1.229 - 1.252     5,355       0.17        1.55 - 2.60        4.91 - 15.29
                                           2005  1,318 1.077 - 1.086     1,427         --        1.55 - 2.60        0.65 - 10.74

Pioneer Emerging Markets VCT               2007  4,034 3.178 - 4.474    16,567       0.34        1.55 - 2.60       38.78 - 40.25
   Subaccount (Class II)                   2006  3,673 2.290 - 3.190    10,763       0.34        1.55 - 2.60       18.94 - 33.42
                                           2005  2,674 1.734 - 2.391     6,191       0.46        1.55 - 2.60       31.92 - 39.65
                                           2004  1,557 1.294 - 1.764     2,728       0.56        1.55 - 2.60        0.00 - 28.02
                                           2003     55 1.505 - 1.510        82         --        1.55 - 2.10        1.28 - 18.69

Pioneer Equity Income VCT                  2007  7,595 1.347 - 1.703    12,465       2.30        1.55 - 2.60     (2.04) - (0.99)
   Subaccount (Class II)                   2006  7,097 1.375 - 1.720    11,862       2.42        1.55 - 2.60       11.13 - 20.28
                                           2005  5,594 1.155 - 1.430     7,879       2.23        1.55 - 2.60         0.61 - 4.05
                                           2004  3,021 1.127 - 1.377     4,140       3.12        1.55 - 2.50        2.36 - 14.27
                                           2003    101 1.201 - 1.205       121       0.92        1.55 - 2.10        4.43 - 10.56

Pioneer Equity Opportunity VCT             2007     -- 1.339 - 1.377        --       0.18        1.55 - 2.60      (5.61) - 10.07
   Subaccount (Class II) (c)               2006    158 1.228 - 1.251       196       0.32        1.55 - 2.60      (0.88) - 17.46
                                           2005     30 1.058 - 1.065        32         --        1.55 - 2.40       (1.21) - 8.45

Pioneer Fund VCT                           2007 10,620 1.301 - 1.633    16,551       1.06        1.55 - 2.60         2.12 - 3.16
   Subaccount (Class II)                   2006  6,575 1.274 - 1.583    10,009       1.13        1.55 - 2.60       13.35 - 14.63
                                           2005  5,875 1.124 - 1.381     7,912       1.16        1.55 - 2.60         3.21 - 6.18
                                           2004  3,497 1.089 - 1.324     4,598       1.17        1.55 - 2.60        0.74 - 13.11
                                           2003    336 1.208 - 1.213       407       0.74        1.55 - 2.10        0.25 - 12.86

Pioneer Global High Yield VCT              2007  4,530 1.069 - 1.154     5,154       8.08        1.55 - 2.75       (0.71) - 0.52
   Subaccount (Class II)                   2006  3,095 1.075 - 1.148     3,517       7.29        1.55 - 2.75        2.37 - 10.28
                                           2005    670 1.032 - 1.041       696       4.80        1.55 - 2.60       (0.48) - 5.06

Pioneer High Yield VCT                     2007 10,357 1.068 - 1.357    13,519       5.08        1.55 - 2.75         0.66 - 3.98
   Subaccount (Class II)                   2006 11,739 1.044 - 1.305    14,826       5.26        1.55 - 2.70         0.17 - 6.62
                                           2005  8,126 1.074 - 1.224     9,833       5.23        1.55 - 2.60       (0.83) - 1.99
                                           2004  6,312 1.087 - 1.223     7,686       5.01        1.55 - 2.50         1.21 - 6.93
                                           2003    332 1.148 - 1.152       382       2.37        1.55 - 2.10         1.68 - 9.09

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Ibbotson Aggressive Allocation VCT 2007  4,404 1.236 - 1.266     5,526       1.26        1.55 - 2.40         2.66 - 3.60
   Subaccount (Class II)                   2006  3,637 1.204 - 1.222     4,420       0.26        1.55 - 2.40        6.56 - 12.63
                                           2005  1,079 1.078 - 1.085     1,166         --        1.55 - 2.40        2.56 - 10.94

Pioneer Ibbotson Growth Allocation VCT     2007 91,686 1.089 - 1.230   110,642       1.01        1.55 - 2.90         2.74 - 4.06
   Subaccount (Class II)                   2006 55,528 1.060 - 1.182    64,825       0.14        1.55 - 2.90        5.35 - 10.99
                                           2005  4,439 1.058 - 1.065     4,711         --        1.55 - 2.40         0.95 - 9.15

Pioneer Ibbotson Moderate Allocation VCT   2007 48,332 1.081 - 1.190    56,545       1.01        1.55 - 2.70         2.85 - 4.02
   Subaccount (Class II)                   2006 33,498 1.051 - 1.144    37,907       0.30        1.55 - 2.70       (0.26) - 8.95
                                           2005  4,663 1.043 - 1.050     4,880         --        1.55 - 2.40         2.44 - 7.28

Pioneer Independence VCT                   2007  1,704 1.207 - 1.394     2,298         --        1.55 - 2.60         4.68 - 5.77
   Subaccount (Class II)                   2006  1,390 1.153 - 1.318     1,778         --        1.55 - 2.60        1.57 - 12.18
                                           2005  1,184 1.086 - 1.228     1,424       0.58        1.55 - 2.60       (0.44) - 3.52
                                           2004    799 1.189 - 1.208       962         --        1.55 - 2.50        4.18 - 10.55
                                           2003     77 1.149 - 1.154        88         --        1.55 - 2.10         0.17 - 2.58

Pioneer International Value VCT            2007  2,695 1.729 - 2.295     5,797       0.31        1.55 - 2.60       10.34 - 11.46
   Subaccount (Class II)                   2006  2,234 1.567 - 2.059     4,369       0.26        1.55 - 2.60       19.44 - 20.69
                                           2005    873 1.312 - 1.706     1,457       0.06        1.55 - 2.60        9.65 - 18.76
                                           2004    504 1.480 - 1.504       752       0.32        1.55 - 2.50       12.62 - 16.59
                                           2003     16 1.286 - 1.290        21         --        1.55 - 1.95       12.41 - 12.76

Pioneer Mid Cap Value VCT                  2007  6,362 1.345 - 1.928    11,422       0.58        1.55 - 2.60         2.67 - 3.71
   Subaccount (Class II)                   2006  5,978 1.310 - 1.859    10,453         --        1.55 - 2.60        9.35 - 10.52
                                           2005  5,101 1.198 - 1.682     8,245       0.21        1.55 - 2.60       (0.07) - 5.99
                                           2004  2,609 1.143 - 1.587     4,112       0.17        1.55 - 2.50        0.78 - 19.86
                                           2003    205 1.317 - 1.324       271         --        1.55 - 2.30        7.24 - 11.20

Pioneer Oak Ridge Large Cap Growth VCT     2007  4,884 1.189 - 1.257     6,041       0.19        1.55 - 2.60         5.41 - 6.44
   Subaccount (Class II)                   2006  4,896 1.128 - 1.181     5,709       0.03        1.55 - 2.60       (1.18) - 1.20
                                           2005  3,982 1.127 - 1.167     4,610       0.14        1.55 - 2.60        4.59 - 10.98
                                           2004  1,455 1.070 - 1.095     1,589         --        1.55 - 2.50      (0.09) - 11.01

Pioneer Real Estate Shares VCT             2007  4,048 1.470 - 2.035     7,785       2.52        1.55 - 2.60    (21.18) - (6.17)
   Subaccount (Class II)                   2006  4,537 1.859 - 2.555    11,118       2.40        1.55 - 2.60       20.87 - 34.40
                                           2005  3,540 1.462 - 1.901     6,588       3.29        1.55 - 2.60        4.24 - 18.55
                                           2004  1,875 1.310 - 1.681     3,137       4.29        1.55 - 2.30        4.13 - 41.52
                                           2003     99 1.256 - 1.261       125       2.94        1.55 - 2.10      (0.16) - 15.69

Pioneer Small and Mid Cap Growth VCT       2007     -- 1.266 - 1.388        --         --        1.55 - 2.60       17.11 - 18.23
   Subaccount (Class II) (c)               2006  1,958 1.081 - 1.174     2,261         --        1.55 - 2.60         1.05 - 8.48
                                           2005  1,575 1.029 - 1.106     1,724         --        1.55 - 2.60         1.47 - 6.69
                                           2004    794 1.010 - 1.074       850         --        1.55 - 2.40       (1.11) - 5.29

Pioneer Small Cap Value VCT                2007  4,166 1.255 - 1.797     6,895       0.51        1.55 - 2.60     (9.58) - (8.60)
   Subaccount (Class II)                   2006  4,228 1.388 - 1.966     7,797         --        1.55 - 2.60       11.22 - 12.41
                                           2005  2,736 1.248 - 1.749     4,661         --        1.55 - 2.60        8.39 - 18.16
                                           2004  1,455 1.156 - 1.599     2,314         --        1.55 - 2.50        3.96 - 19.94
                                           2003    182 1.348 - 1.355       247         --        1.55 - 2.30        8.00 - 10.49

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Strategic Income VCT               2007 17,800 1.064 - 1.301    22,422       5.15        1.55 - 2.70         3.30 - 4.50
   Subaccount (Class II)                   2006 15,977 1.030 - 1.245    19,447       5.17        1.55 - 2.70         3.39 - 4.62
                                           2005 13,239 1.060 - 1.190    15,555       5.58        1.55 - 2.60       (0.18) - 1.79
                                           2004  7,013 1.097 - 1.179     8,226       5.63        1.55 - 2.60         0.18 - 8.26
                                           2003    552 1.085 - 1.089       601       2.51        1.55 - 2.10         0.18 - 6.06

Pioneer Value VCT                          2007     -- 1.231 - 1.528        --       2.74        1.55 - 2.60       (0.73) - 0.13
   Subaccount (Class II) (c)               2006  4,146 1.240 - 1.526     6,072       0.22        1.55 - 2.60       12.12 - 13.29
                                           2005  3,810 1.106 - 1.347     5,010       0.09        1.55 - 2.60       (0.07) - 6.14
                                           2004  2,559 1.085 - 1.307     3,321       0.04        1.55 - 2.60        0.46 - 11.26
                                           2003     76 1.187 - 1.192        91       0.03        1.55 - 2.10         3.56 - 8.09

Putnam VT International Equity             2007     -- 2.161 - 2.226        --       2.83        1.55 - 2.30         8.05 - 8.27
   Subaccount (Class IB) (a)               2006    356 2.000 - 2.056       724       0.62        1.55 - 2.30       24.77 - 25.75
                                           2005    378 1.603 - 1.635       613       1.38        1.55 - 2.30        9.64 - 10.47
                                           2004    327 1.462 - 1.480       482       1.46        1.55 - 2.30       13.60 - 14.37
                                           2003     73 1.287 - 1.294        95         --        1.55 - 2.30        7.92 - 13.76

Putnam VT Small Cap Value                  2007     -- 1.509 - 2.310        --       0.55        1.55 - 2.60         6.46 - 6.80
   Subaccount (Class IB) (a)               2006  7,589 1.416 - 2.163    14,986       0.32        1.55 - 2.60       14.33 - 15.48
                                           2005  7,439 1.235 - 1.873    12,828       0.14        1.55 - 2.60        0.42 - 10.99
                                           2004  3,522 1.180 - 1.777     6,159       0.06        1.55 - 2.50        3.02 - 25.92
                                           2003    119 1.423 - 1.430       169         --        1.55 - 2.30        4.84 - 27.62

Van Kampen LIT Comstock                    2007  8,374 1.242 - 1.642    12,611       1.58        1.55 - 2.50     (4.73) - (3.86)
   Subaccount (Class II)                   2006  9,180 1.302 - 1.708    14,496       1.27        1.55 - 2.50       13.18 - 14.25
                                           2005  9,419 1.149 - 1.495    13,086       0.64        1.55 - 2.50         1.53 - 5.03
                                           2004  3,433 1.133 - 1.458     4,944       0.31        1.55 - 2.50        3.91 - 15.62
                                           2003    229 1.255 - 1.261       288         --        1.55 - 2.30        6.90 - 14.05

Van Kampen LIT Enterprise                  2007    128 1.463 - 1.501       190       0.15        1.55 - 2.10       10.08 - 10.69
   Subaccount (Class II)                   2006    130 1.329 - 1.356       175       0.18        1.55 - 2.10         4.56 - 5.20
                                           2005    128 1.271 - 1.289       164       0.46        1.55 - 2.10         5.65 - 6.18
                                           2004    126 1.203 - 1.214       152       0.04        1.55 - 2.10         1.77 - 5.80
                                           2003     21 1.185 - 1.188        25         --        1.55 - 1.95         2.78 - 5.79

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January1, 2007 to April 27, 2007.

(b)  For the period April30, 2007 to December 31, 2007.

(c)  For the period January1, 2007 to November 9, 2007.

(d)  For the period November12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP CORE EQUITY   AIM V.I. UTILITIES   AIM V.I. CAPITAL APPRECIATION
                                    SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (SERIES II)                (SERIES I)                (SERIES II)
                           ----------------------------  --------------------  ----------------------------
                                2007          2006          2007      2006         2007 (a)       2006
                           -------------  -------------  ---------- ---------  --------------  ------------
Accumulation units
   beginning of year          1,823,430     1,719,897    1,341,715  1,222,977     4,167,301     3,727,550
Accumulation units issued
   and transferred from
   other funding options        329,756       451,093      276,827    381,339       197,560       953,140
Accumulation units
   redeemed and
   transferred to
   other funding options       (389,422)     (347,560)    (348,519)  (262,601)   (4,364,861)     (513,389)
                              ---------     ---------    ---------  ---------    ----------     ---------
Accumulation units
   end of year                1,763,764     1,823,430    1,270,023  1,341,715            --     4,167,301
                              =========     =========    =========  =========    ==========     =========

                           AMERICAN FUNDS GROWTH    CREDIT SUISSE TRUST   CREDIT SUISSE TRUST
                                SUBACCOUNT           EMERGING MARKETS       GLOBAL SMALL CAP
                                 (CLASS 2)              SUBACCOUNT             SUBACCOUNT
                           ----------------------  ---------------------  -------------------
                              2007        2006      2007 (a)     2006        2007     2006
                           ----------  ----------  ----------  ---------  ---------  --------
Accumulation units
   beginning of year       33,890,233  32,711,932   2,016,848  1,918,047    504,122  447,132
Accumulation units issued
   and transferred from
   other funding options    1,867,433   4,297,613      85,397    410,923     81,688  128,585
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,630,599) (3,119,312) (2,102,245)  (312,122)  (163,194) (71,595)
                           ----------  ----------  ----------  ---------   --------  -------
Accumulation units
   end of year             31,127,067  33,890,233          --  2,016,848    422,616  504,122
                           ==========  ==========  ==========  =========   ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                              ALGER AMERICAN          AMERICAN FUNDS          AMERICAN FUNDS
                             LEVERAGED ALLCAP          GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS S)               (CLASS 2)              (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006        2007        2006
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       1,428,189     967,064  11,327,782   9,664,246  31,309,671  29,867,942
Accumulation units issued
   and transferred from
   other funding options     911,453   1,547,142   2,140,353   2,798,905   1,321,568   3,822,444
Accumulation units
   redeemed and
   transferred to
   other funding options    (322,625) (1,086,017) (1,693,285) (1,135,369) (3,720,330) (2,380,715)
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,017,017   1,428,189  11,774,850  11,327,782  28,910,909  31,309,671
                           =========   =========  ==========  ==========  ==========  ==========

                                                  DREYFUS SOCIALLY
                           DREYFUS MIDCAP STOCK  RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                             (SERVICE SHARES)     (SERVICE SHARES)       (INITIAL SHARES)
                           --------------------  ------------------  ------------------------
                              2007       2006      2007      2006        2007         2006
                           ---------  ---------  --------  --------  -----------   ----------
Accumulation units
   beginning of year       3,562,336  3,581,835   239,136  243,937     1,849,997   1,820,257
Accumulation units issued
   and transferred from
   other funding options     235,752    473,462    15,376   17,946        56,196     202,190
Accumulation units
   redeemed and
   transferred to
   other funding options    (718,512)  (492,961)  (41,363) (22,747)     (222,942)   (172,450)
                           ---------  ---------   -------  -------     ---------   ---------
Accumulation units
   end of year             3,079,576  3,562,336   213,149  239,136     1,683,251   1,849,997
                           =========  =========   =======  =======     =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               DREYFUS VIF             DWS VIT              DWS VIT RREEF
                            DEVELOPING LEADERS     EQUITY 500 INDEX    REAL ESTATE SECURITIES
                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                             (INITIAL SHARES)          (CLASS 2)              (CLASS B)
                           --------------------  --------------------  ----------------------
                              2007       2006       2007       2006        2007      2006
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   beginning of year       6,138,061  5,910,602  4,482,020  4,581,625   2,993,707  3,081,435
Accumulation units issued
   and transferred from
   other funding options     457,307    856,650  1,007,274    130,897     483,792    327,513
Accumulation units
   redeemed and
   transferred to
   other funding options    (643,095)  (629,191)  (775,159)  (230,502)   (596,051)  (415,241)
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   end of year             5,952,273  6,138,061  4,714,135  4,482,020   2,881,448  2,993,707
                           =========  =========  =========  =========   =========  =========

                             DWSI CAPITAL GROWTH   DWSI GROWTH & INCOME    DWSI HEALTH CARE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)             (CLASS B)              (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year        6,117,071   3,508,968  5,105,253  3,621,286  2,070,255  2,153,075
Accumulation units issued
   and transferred from
   other funding options      711,649   3,653,924    174,110  2,302,701    232,949    211,313
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,321,570) (1,045,821)  (732,048)  (818,734)  (268,203)  (294,133)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year              5,507,150   6,117,071  4,547,315  5,105,253  2,035,001  2,070,255
                           ==========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                           DWSI GLOBAL OPPORTUNITIES     DWSII BALANCED        DWSI BOND
                                  SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)                (CLASS B)           (CLASS B)
                           -------------------------  --------------------  ----------------
                                 2007      2006          2007      2006       2007     2006
                              ---------  ---------    ---------  ---------  -------  -------
Accumulation units
   beginning of year          1,695,520  1,725,554    3,358,797  3,988,934  164,445   51,780
Accumulation units issued
   and transferred from
   other funding options        320,112    245,891       70,012    275,420  813,413  122,831
Accumulation units
   redeemed and
   transferred to
   other funding options       (235,379)  (275,925)    (431,750)  (905,557)(469,823) (10,166)
                              ---------  ---------    ---------  --------- --------  -------
Accumulation units
   end of year                1,780,253  1,695,520    2,997,059  3,358,797  508,035  164,445
                              =========  =========    =========  ========= ========  =======

                            DWSII INTERNATIONAL  DWSII STRATEGIC INCOME     DWSII BLUE CHIP
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                (CLASS B)              (CLASS B)               (CLASS B)
                           --------------------  ----------------------  ----------------------
                             2007        2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       2,931,211  1,832,877   4,484,148   4,406,818   3,736,156   3,864,532
Accumulation units issued
   and transferred from
   other funding options     284,221  1,625,828     853,117   1,091,893   1,405,123   1,606,502
Accumulation units
   redeemed and
   transferred to
   other funding options    (389,782)  (527,494) (1,231,652) (1,014,563) (1,412,470) (1,734,878)
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,825,650  2,931,211   4,105,613   4,484,148   3,728,809   3,736,156
                           =========  =========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    DWSII                   DWSII                  DWSII
                           CONSERVATIVE ALLOCATION    CORE FIXED INCOME     DAVIS VENTURE VALUE
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)                (CLASS B)             (CLASS B)
                           -----------------------  ---------------------  --------------------
                               2007       2006         2007       2006        2007       2006
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   beginning of year        9,736,937  6,415,915    6,082,456   6,450,173  6,525,305  6,218,858
Accumulation units issued
   and transferred from
   other funding options      567,570  4,304,151      775,746     640,305    924,969  1,197,184
Accumulation units
   redeemed and
   transferred to
   other funding options     (996,457)  (983,129)    (425,863) (1,008,022)  (740,426)  (890,737)
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   end of year              9,308,050  9,736,937    6,432,339   6,082,456  6,709,848  6,525,305
                            =========  =========    =========  ==========  =========  =========

                                    DWSII
                            GOVERNMENT & AGENCY
                                 SECURITIES       DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS B)                (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006        2007       2006
                           ----------  ---------  -----------  ----------  ----------  ---------
Accumulation units
   beginning of year        1,536,570  1,465,842  15,020,557   15,355,054   4,371,814  4,575,042
Accumulation units issued
   and transferred from
   other funding options    2,894,350    361,115     199,607    1,733,154     657,422    645,706
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,022,995)  (290,387) (1,475,840)  (2,067,651) (1,153,008)  (848,934)
                           ----------  ---------  ----------   ----------  ----------  ---------
Accumulation units
   end of year              1,407,925  1,536,570  13,744,324   15,020,557   3,876,228  4,371,814
                           ==========  =========  ==========   ==========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                DWSII DREMAN           DWSII DREMAN              DWSII
                             HIGH RETURN EQUITY     SMALL MID CAP VALUE     GLOBAL THEMATIC
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       12,289,457   8,634,012  4,782,849  4,743,295  2,262,472  1,911,607
Accumulation units issued
   and transferred from
   other funding options      940,231   4,577,342    346,432    709,429    551,390    668,695
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,517,394)   (921,897)  (927,452)  (669,875)  (384,106)  (317,830)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             11,712,294  12,289,457  4,201,829  4,782,849  2,429,756  2,262,472
                           ==========  ==========  =========  =========  =========  =========

                            DWSII INTERNATIONAL          DWSII                 DWSII
                               SELECT EQUITY     JANUS GROWTH & INCOME    LARGE CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)            (CLASS B)
                           --------------------  ---------------------  -------------------
                              2007       2006       2007      2006         2007     2006
                           ---------  ---------  ---------  ---------   --------  ---------
Accumulation units
   beginning of year       2,720,551  2,731,496  1,761,679  1,755,072   2,093,220 2,178,193
Accumulation units issued
   and transferred from
   other funding options     813,826    441,196    105,964    323,340     286,392    98,580
Accumulation units
   redeemed and
   transferred to
   other funding options    (539,971)  (452,141)  (324,216)  (316,733)   (286,739) (183,553)
                           ---------  ---------  ---------  ---------   --------- ---------
Accumulation units
   end of year             2,994,406  2,720,551  1,543,427  1,761,679   2,092,873 2,093,220
                           =========  =========  =========  =========   ========= =========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION    DWSII MONEY MARKET
                                SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                (CLASS B)                (CLASS B)                 (CLASS B)
                           --------------------  -------------------------  ----------------------
                              2007       2006         2007        2006         2007        2006
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   beginning of year        619,590    535,680     14,480,930  14,105,725    4,881,772   3,008,146
Accumulation units issued
   and transferred from
   other funding options    218,719    190,825        684,692   1,990,699    9,539,157   7,382,314
Accumulation units
   redeemed and
   transferred to
   other funding options   (203,132)  (106,915)    (1,272,031) (1,615,494)  (9,810,312) (5,508,688)
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   end of year              635,177    619,590     13,893,591  14,480,930    4,610,617   4,881,772
                           ========   ========     ==========  ==========   ==========  ==========

                                FIDELITY VIP       FIDELITY VIP DYNAMIC       FIDELITY VIP
                                 CONTRAFUND        CAPITAL APPRECIATION         MID CAP
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                              (SERVICE CLASS 2)     (SERVICE CLASS 2)      (SERVICE CLASS 2)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007      2006        2007        2006
                           ----------  ----------  --------  ---------   ----------  ----------
Accumulation units
   beginning of year       13,276,383  11,558,934   987,639  1,019,630   13,668,604  12,661,865
Accumulation units issued
   and transferred from
   other funding options    1,624,741   2,663,803   144,271    183,819    1,197,289   2,294,370
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,419,773)   (946,354) (218,941)  (215,810)  (1,677,846) (1,287,631)
                           ----------  ----------  --------   --------   ----------  ----------
Accumulation units
   end of year             13,481,351  13,276,383   912,969    987,639   13,188,047  13,668,604
                           ==========  ==========  ========   ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                             DWSII TURNER
                           DWSII SMALL CAP GROWTH    DWSII TECHNOLOGY       MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       2,351,746   2,131,360   1,004,327  1,127,295  1,459,226  1,467,222
Accumulation units issued
   and transferred from
   other funding options     423,475     443,283     447,411    138,566    233,208    163,309
Accumulation units
   redeemed and
   transferred to
   other funding options    (430,265)   (222,897)   (292,449)  (261,534)  (236,341)  (171,305)
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   end of year             2,344,956   2,351,746   1,159,289  1,004,327  1,456,093  1,459,226
                           =========   =========   =========  =========  =========  =========

                                                           FTVIPT FRANKLIN
                                 FTVIPT FRANKLIN            SMALL MID-CAP            FTVIPT TEMPLETON
                           RISING DIVIDENDS SECURITIES    GROWTH SECURITIES   DEVELOPING MARKETS SECURITIES
                                    SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                    (CLASS 2)                 (CLASS 2)                  (CLASS 2)
                           ---------------------------  --------------------  -----------------------------
                               2007           2006         2007      2006           2007          2006
                             ---------     ---------    ---------  ---------    -----------   -----------
Accumulation units
   beginning of year         9,631,983     8,404,286    3,318,352  2,841,043      5,399,345    4,916,065
Accumulation units issued
   and transferred from
   other funding options     1,815,168     2,400,678    1,606,442  1,028,179      1,157,528    1,529,889
Accumulation units
   redeemed and
   transferred to
   other funding options    (2,007,015)   (1,172,981)    (602,041)  (550,870)    (1,300,557)  (1,046,609)
                            ----------    ----------    ---------  ---------     ----------   ----------
Accumulation units
   end of year               9,440,136     9,631,983    4,322,753  3,318,352      5,256,316    5,399,345
                            ==========    ==========    =========  =========     ==========   ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      FTVIPT                   JANUS ASPEN         JANUS ASPEN
                           TEMPLETON FOREIGN SECURITIES  GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY
                                    SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                     (CLASS 2)              (SERVICE SHARES)     (SERVICE SHARES)
                           ----------------------------  --------------------  ------------------
                                2007           2006         2007      2006        2007     2006
                           -------------  -------------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year         10,416,476      9,400,022    155,572    157,194     659,196  535,707
Accumulation units issued
   and transferred from
   other funding options      1,966,388      2,442,002     40,398      1,816     956,872  199,091
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,201,869)    (1,425,548)   (29,110)    (3,438)    (57,413) (75,602)
                             ----------     ----------    -------    -------   ---------  -------
Accumulation units
   end of year               10,180,995     10,416,476    166,860    155,572   1,558,655  659,196
                             ==========     ==========    =======    =======   =========  =======

                           LMPVET APPRECIATION    LMPVET EQUITY INDEX  LMPVET FUNDAMENTAL VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (CLASS I)              (CLASS II)              (CLASS I)
                           -------------------  ---------------------  ------------------------
                             2007 (b)    2006      2007       2006        2007 (b)       2006
                           ----------    ----   ---------  ----------  ------------    -------
Accumulation units
   beginning of year               --     --    9,129,895   9,143,966            --       --
Accumulation units issued
   and transferred from
   other funding options    1,184,416     --      499,090   1,086,227     3,037,012       --
Accumulation units
   redeemed and
   transferred to
   other funding options     (112,861)    --     (970,744) (1,100,298)     (131,245)      --
                            ---------    ---    ---------   ---------     ---------      ---
Accumulation units
   end of year              1,071,555     --    8,658,241   9,129,895     2,905,767       --
                            =========    ===    =========   =========     =========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             JANUS ASPEN           LMPVET             LMPVET
                           WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           (SERVICE SHARES)      (CLASS I)          (CLASS II)
                           ----------------  -----------------  -----------------
                             2007     2006    2007 (b)  2006     2007 (b)  2006
                           -------  -------  ---------  ----    ---------  ----
Accumulation units
   beginning of year       163,227  164,893         --    --           --    --
Accumulation units issued
   and transferred from
   other funding options    37,029    3,522  5,720,120    --    5,163,546    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (24,133)  (5,188)  (868,227)   --     (415,709)   --
                           -------  -------  ---------   ---    ---------   ---
Accumulation units
   end of year             176,123  163,227  4,851,893    --    4,747,837    --
                           =======  =======  =========   ===    =========   ===

                             LMPVET INVESTORS    LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                (CLASS I)              (CLASS I)                (CLASS I)
                           --------------------  -----------------------  -----------------------
                              2007       2006       2007 (b)    2006         2007         2006
                           ---------  ---------  ------------  ---------  -----------  ----------
Accumulation units
   beginning of year       1,947,674  1,832,284            --     --        2,869,723  2,879,621
Accumulation units issued
   and transferred from
   other funding options      54,645    292,625     1,985,499     --          118,818    471,394
Accumulation units
   redeemed and
   transferred to
   other funding options     (93,696)  (177,235)     (173,480)    --         (325,682)  (481,292)
                           ---------  ---------     ---------    ---        ---------  ---------
Accumulation units
   end of year             1,908,623  1,947,674     1,812,019     --        2,662,859  2,869,723
                           ---------  ---------     ---------    ---        ---------  ---------

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                LMPVET          LMPVPI ALL CAP       LMPVPI ALL CAP
                           SOCIAL AWARENESS       SUBACCOUNT           SUBACCOUNT
                              SUBACCOUNT          (CLASS I)            (CLASS II)
                           ----------------  ---------------------  -----------------
                             2007     2006    2007 (a)      2006    2007 (a)    2006
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   beginning of year       815,931  726,696   2,869,332  2,873,516   188,198   22,789
Accumulation units issued
   and transferred from
   other funding options    16,208  108,865      19,736    154,965    17,716  166,677
Accumulation units
   redeemed and
   transferred to
   other funding options    (9,359) (19,630) (2,889,068)  (159,149) (205,914)  (1,268)
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   end of year             822,780  815,931          --  2,869,332        --  188,198
                           =======  =======  ==========  =========  ========  =======

                                  LMPVPII               LMPVET
                             AGGRESSIVE GROWTH    CAPITAL AND INCOME         LMPVIT
                                SUBACCOUNT            SUBACCOUNT      ADJUSTABLE RATE INCOME
                                (CLASS II)            (CLASS II)            SUBACCOUNT
                           ---------------------  ------------------  ----------------------
                            2007 (a)     2006       2007 (b)   2006      2007       2006
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   beginning of year        4,745,180  3,680,636          --     --   2,894,867   3,439,397
Accumulation units issued
   and transferred from
   other funding options      296,482  1,608,782   3,884,299     --     111,567     989,908
Accumulation units
   redeemed and
   transferred to
   other funding options   (5,041,662)  (544,238)   (263,670)    --    (605,303) (1,534,438)
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   end of year                     --  4,745,180   3,620,629     --   2,401,131   2,894,867
                           ==========  =========   =========   ====   =========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                  LMPVPII                 LMPVPI                LMPVPII
                             GROWTH AND INCOME       LARGE CAP GROWTH      AGGRESSIVE GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS I)              (CLASS I)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006     2007 (a)     2006
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year        1,170,026  1,150,610   2,012,091  2,072,507   5,658,321  5,529,157
Accumulation units issued
   and transferred from
   other funding options       19,254     73,093      38,411    234,618     180,607    821,206
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,189,280)   (53,677) (2,050,502)  (295,034) (5,838,928)  (692,042)
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   end of year                     --  1,170,026          --  2,012,091          --  5,658,321
                           ==========  =========  ==========  =========  ==========  =========

                                                       LORD ABBETT             LORD ABBETT
                            LMPVPI TOTAL RETURN      GROWTH AND INCOME        MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS VC)              (CLASS VC)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006      2007 (a)      2006     2007 (a)      2006
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   beginning of year        3,314,367  2,171,929    9,932,005  9,338,526   7,690,373   8,163,451
Accumulation units issued
   and transferred from
   other funding options      228,874  1,371,443      124,553  1,233,150     118,079     816,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,543,241)  (229,005) (10,056,558)  (639,671) (7,808,452) (1,289,729)
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   end of year                     --  3,314,367           --  9,932,005          --   7,690,373
                           ==========  =========  ===========  =========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST
                               BATTERYMARCH          MIST BLACKROCK      MIST BLACKROCK
                               MID-CAP STOCK           HIGH YIELD        LARGE-CAP CORE
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)           (CLASS E)
                           --------------------  ---------------------  ---------------
                              2007       2006       2007        2006     2007 (b)  2006
                           ---------  ---------  ----------  ---------  ---------  ----
Accumulation units
   beginning of year       3,216,940         --   4,113,595         --         --    --
Accumulation units issued
   and transferred from
   other funding options     193,746  3,363,071   6,208,300  4,343,746  3,125,272    --
Accumulation units
   redeemed and
   transferred to
   other funding options    (298,598)  (146,131) (1,194,377)  (230,151)  (539,006)   --
                           ---------  ---------   ---------  ---------  ---------   ---
Accumulation units
   end of year             3,112,088  3,216,940   9,127,518  4,113,595  2,586,266    --
                           =========  =========   =========  =========  =========   ===

                                                                      MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)            (CLASS B)               (CLASS A)
                           --------------------  -------------------  ------------------------
                              2007       2006       2007 (b)  2006         2007       2006
                           ---------  ---------    ---------  ----      ---------  ---------
Accumulation units
   beginning of year       5,188,079         --          --     --      3,675,447         --
Accumulation units issued
   and transferred from
   other funding options     566,824  5,762,736     401,107     --        118,770  3,943,353
Accumulation units
   redeemed and
   transferred to
   other funding options    (594,085)  (574,657)    (16,058)    --       (211,594)  (267,906)
                           ---------  ---------     -------    ---      ---------  ---------
Accumulation units
   end of year             5,160,818  5,188,079     385,049     --      3,582,623  3,675,447
                           =========  =========     =======    ===      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                               MIST BLACKROCK         MIST DREMAN     MIST HARRIS OAKMARK
                               LARGE-CAP CORE       SMALL-CAP VALUE      INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)            (CLASS A)           (CLASS A)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   beginning of year        3,099,244         --   275,512        --  3,322,398         --
Accumulation units issued
   and transferred from
   other funding options       16,857  3,302,279   316,207   381,716  1,429,651  3,611,302
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,116,101)  (203,035) (211,038) (106,204)  (803,285)  (288,904)
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   end of year                     --  3,099,244   380,681   275,512  3,948,764  3,322,398
                           ==========  =========  ========  ========  =========  =========

                              MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                               BOND DEBENTURE        GROWTH AND INCOME       MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)              (CLASS B)             (CLASS B)
                           ---------------------  ----------------------  -------------------
                              2007        2006       2007        2006        2007       2006
                           ----------  ---------  ----------  ----------  ----------  -------
Accumulation units
   beginning of year       3,146,161          --  14,275,553          --      99,669       --
Accumulation units issued
   and transferred from
   other funding options     576,718   3,433,474  14,856,127  14,993,449  12,918,221  108,274
Accumulation units
   redeemed and
   transferred to
   other funding options    (756,597)   (287,313) (3,109,457)   (717,896) (1,378,605)  (8,605)
                           ---------   ---------  ----------  ----------  ----------   ------
Accumulation units
   end of year             2,966,282   3,146,161  26,022,223  14,275,553  11,639,285   99,669
                           =========   =========  ==========  ==========  ==========   ======

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM          MIST MET/AIM         MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS E)           (CLASS A)
                           --------------------  --------------------  -----------------
                              2007       2006        2007 (b)  2006       2007     2006
                           ---------  ---------     ---------  ----    --------  -------
Accumulation units
   beginning of year       2,015,446         --            --    --     151,251       --
Accumulation units issued
   and transferred from
   other funding options      86,651  2,139,092     4,971,536    --     314,696  154,551
Accumulation units
   redeemed and
   transferred to
   other funding options    (167,318)  (123,646)     (512,247)   --    (146,233)  (3,300)
                           ---------  ---------     ---------   ---     -------  -------
Accumulation units
   end of year             1,934,779  2,015,446     4,459,289    --     319,714  151,251
                           =========  =========     =========   ===     =======  =======

                            MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                 REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)              (CLASS B)                (CLASS A)
                           ----------------------  ---------------------  ------------------------
                              2007        2006        2007       2006           2007 (b)   2006
                           ----------  ----------  ----------  ---------       ----------  ----
Accumulation units
   beginning of year       14,706,355          --   5,583,958         --               --    --
Accumulation units issued
   and transferred from
   other funding options    1,900,596  16,175,653   1,593,063  6,236,033       11,241,613    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,856,920) (1,469,298) (1,140,259)  (652,075)      (1,096,790)   --
                           ----------  ----------  ----------  ---------       ----------   ---
Accumulation units
   end of year             12,750,031  14,706,355   6,036,762  5,583,958       10,144,823    --
                           ==========  ==========  ==========  =========       ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                              2007 (b)  2006    2007 (b)  2006      2007       2006
                             ---------  ----    --------  ----   ---------  ---------
Accumulation units
   beginning of year                --   --          --    --    5,844,597         --
Accumulation units issued
   and transferred from
   other funding options     2,153,591   --     937,540    --    1,441,701  6,289,699
Accumulation units
   redeemed and
   transferred to
   other funding options      (322,705)  --     (39,259)   --     (974,994)  (445,102)
                             ---------  ---     -------   ---    ---------  ---------
Accumulation units
   end of year               1,830,886   --     898,281    --    6,311,304  5,844,597
                             =========  ===     =======   ===    =========  =========

                                                 MIST PIONEER       MIST PIONEER
                           MIST PIONEER FUND    MID-CAP VALUE     STRATEGIC INCOME
                               SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (CLASS A)          (CLASS A)           (CLASS A)
                           -----------------  ----------------  --------------------
                              2007    2006     2007 (a)   2006      2007        2006
                            -------  -------   --------  ------  ---------  ---------
Accumulation units
   beginning of year        915,160       --   403,004       --  7,966,865         --
Accumulation units issued
   and transferred from
   other funding options     67,103  936,567     7,134  444,589    939,399  8,557,312
Accumulation units
   redeemed and
   transferred to
   other funding options   (272,490) (21,407) (410,138) (41,585)  (952,979)  (590,447)
                           --------  -------  --------  -------  ---------  ---------
Accumulation units
   end of year              709,773  915,160        --  403,004  7,953,285  7,966,865
                           ========  =======  ========  =======  =========  =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              MIST THIRD AVENUE        MSF BLACKROCK        MSF BLACKROCK
                               SMALL CAP VALUE       AGGRESSIVE GROWTH       BOND INCOME
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS D)            (CLASS A)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       11,792,862          --  3,413,185         --  7,798,698         --
Accumulation units issued
   and transferred from
   other funding options   15,734,507  12,210,404    392,831  3,578,209    737,988  8,462,148
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,600,075)   (417,542)  (387,135)  (165,024)  (816,797)  (663,450)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             23,927,294  11,792,862  3,418,881  3,413,185  7,719,889  7,798,698
                           ==========  ==========  =========  =========  =========  =========

                                                                               MSF METLIFE
                                MSF METLIFE             MSF METLIFE          CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006       2007        2006
                           ----------  ---------  ----------  -----------  ---------  ----------
Accumulation units
   beginning of year       1,576,664          --   2,592,542         --    1,853,011          --
Accumulation units issued
   and transferred from
   other funding options     569,918   1,713,712     847,935  2,641,429    3,144,748   1,952,711
Accumulation units
   redeemed and
   transferred to
   other funding options    (219,409)   (137,048)   (834,669)   (48,887)  (1,336,214)    (99,700)
                           ---------   ---------   ---------  ---------   ----------   ---------
Accumulation units
   end of year             1,927,173   1,576,664   2,605,808  2,592,542    3,661,545   1,853,011
                           =========   =========   =========  =========   ==========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF BLACKROCK MONEY MARKET    MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                (CLASS A)              (CLASS D)
                           --------------------------  --------------------  ---------------------
                                2007          2006        2007      2006        2007       2006
                            -----------   -----------  ---------  ---------  ---------  ----------
Accumulation units
   beginning of year         22,531,235            --  3,768,467         --  7,805,775          --
Accumulation units issued
   and transferred from
   other funding options     34,307,877    34,590,620    113,449  3,952,303    470,362   8,124,164
Accumulation units
   redeemed and
   transferred to
   other funding options    (24,040,617)  (12,059,385)  (405,727)  (183,836)  (624,559)   (318,389)
                            -----------   -----------  ---------  ---------  ---------   ---------
Accumulation units
   end of year               32,798,495    22,531,235  3,476,189  3,768,467  7,651,578   7,805,775
                            ===========   ===========  =========  =========  =========   =========

                                                        MSF METLIFE
                                 MSF METLIFE            MODERATE TO
                             MODERATE ALLOCATION   AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)              (CLASS B)              (CLASS B)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007       2006        2007        2006
                           ----------  ----------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year       10,582,466          --   6,708,557         --  3,929,278          --
Accumulation units issued
   and transferred from
   other funding options    2,471,387  11,263,109   1,679,272  7,282,341  1,590,076   4,242,002
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,293,116)   (680,643) (2,184,319)  (573,784)  (486,637)   (312,724)
                           ----------  ----------  ----------  ---------  ---------   ---------
Accumulation units
   end of year             11,760,737  10,582,466   6,203,510  6,708,557  5,032,717   3,929,278
                           ==========  ==========  ==========  =========  =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                       MSF OPPENHEIMER      MSF T. ROWE PRICE
                            MSF MFS TOTAL RETURN        GLOBAL EQUITY        LARGE CAP GROWTH
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)                (CLASS B)             (CLASS B)
                           ----------------------  ----------------------  -------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ----------  --------  ---------
Accumulation units
   beginning of year       25,722,813          --  33,479,697          -- 2,365,014         --
Accumulation units issued
   and transferred from
   other funding options    1,167,773  27,356,393   2,303,702  36,311,128   224,399  2,635,279
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,469,417) (1,633,580) (5,356,933) (2,831,431) (199,525)  (270,265)
                           ----------  ----------  ----------  ---------- ---------  ---------
Accumulation units
   end of year             24,421,169  25,722,813  30,426,466  33,479,697 2,389,888  2,365,014
                           ==========  ==========  ==========  ========== =========  =========

                           PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                 SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                           (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                           ----------------------  --------------------------  ----------------
                              2007        2006       2007 (c)       2006        2007 (d)  2006
                           ----------  ----------   -----------  ----------    ---------  ----
Accumulation units
   beginning of year       24,626,133  22,715,127     8,438,521   7,378,651           --    --
Accumulation units issued
   and transferred from
   other funding options    2,349,273   3,933,547     3,663,714   3,095,937    9,125,288    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,140,604) (2,022,541)  (12,102,235) (2,036,067)    (227,940)   --
                           ----------  ----------   -----------  ----------    ---------   ---
Accumulation units
   end of year             23,834,802  24,626,133            --   8,438,521    8,897,348    --
                           ==========  ==========   ===========  ==========    =========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             MSF WESTERN ASSET      MSF WESTERN ASSET
                                MANAGEMENT             MANAGEMENT               PIMCO VIT
                              HIGH YIELD BOND        U.S. GOVERNMENT           REAL RETURN
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS A)         (ADMINISTRATIVE CLASS)
                           ---------------------  ---------------------  ------------------------
                            2007 (a)      2006       2007        2006      2007 (a)       2006
                           ----------  ---------  ----------  ---------  -----------  -----------
Accumulation units
   beginning of year        6,376,927         --   5,917,674         --   10,339,811   9,966,865
Accumulation units issued
   and transferred from
   other funding options      376,308  6,932,418     635,895  6,558,211      477,387   1,820,158
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,753,235)  (555,491) (1,162,059)  (640,537) (10,817,198) (1,447,212)
                           ----------   --------  ----------  ---------  -----------  ----------
Accumulation units
   end of year                     --  6,376,927   5,391,510  5,917,674           --  10,339,811
                           ==========   ========  ==========  =========  ===========  ==========

                                                       PIONEER EMERGING
                           PIONEER CULLEN VALUE VCT       MARKETS VCT      PIONEER EQUITY INCOME VCT
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                  (CLASS II)              (CLASS II)               (CLASS II)
                           ------------------------  --------------------  -------------------------
                                2007       2006         2007       2006        2007        2006
                             ---------  ---------    ---------  ---------   ----------  -----------
Accumulation units
   beginning of year         4,297,206  1,317,687    3,672,536  2,673,916    7,097,228   5,593,506
Accumulation units issued
   and transferred from
   other funding options     2,431,693  3,347,734    1,120,206  1,638,593    1,882,074   2,656,143
Accumulation units
   redeemed and
   transferred to
   other funding options      (380,226)  (368,215)    (758,750)  (639,973)  (1,384,548) (1,152,421)
                             ---------  ---------    ---------  ---------   ----------  ----------
Accumulation units
   end of year               6,348,673  4,297,206    4,033,992  3,672,536    7,594,754   7,097,228
                             =========  =========    =========  =========   ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             PIONEER EQUITY
                             OPPORTUNITY VCT     PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT
                               SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                               (CLASS II)           (CLASS II)                 (CLASS II)
                           ------------------  ---------------------  -----------------------------
                           2007 (c)    2006       2007       2006          2007            2006
                           --------  --------  ----------  ---------    ----------      ---------
Accumulation units
   beginning of year        157,920    29,930   6,574,991  5,875,325     3,094,636        670,475
Accumulation units issued
   and transferred from
   other funding options    643,206   145,078   4,960,574  1,441,436     2,052,285      2,877,657
Accumulation units
   redeemed and
   transferred to
   other funding options   (801,126)  (17,088)   (915,105)  (741,770)     (616,505)      (453,496)
                           --------   -------  ----------  ---------     ---------      ---------
Accumulation units
   end of year                   --   157,920  10,620,460  6,574,991     4,530,416      3,094,636
                           ========   =======  ==========  =========     =========      =========

                                PIONEER IBBOTSON                                PIONEER INTERNATIONAL
                             MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ------------------------  ---------------------
                                2007          2006       2007         2006         2007        2006
                             ----------   ----------   ----------   ---------   ---------   ---------
Accumulation units
   beginning of year         33,497,696    4,662,565   1,389,954    1,184,218   2,234,002     873,269
Accumulation units issued
   and transferred from
   other funding options     19,312,093   29,480,619     497,153      343,955   1,190,952   1,498,574
Accumulation units
   redeemed and
   transferred to
   other funding options     (4,477,681)    (645,488)   (183,413)    (138,219)   (729,634)   (137,841)
                             ----------   ----------   ---------    ---------   ---------   ---------
Accumulation units
   end of year               48,332,108   33,497,696   1,703,694    1,389,954   2,695,320   2,234,002
                             ==========   ==========   =========    =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       PIONEER IBBOTSON          PIONEER IBBOTSON
                           PIONEER HIGH YIELD VCT  AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                           ----------------------  -------------------------  ----------------------
                              2007         2006         2007        2006         2007         2006
                           ----------  ----------  ------------  -----------  ----------  ----------
Accumulation units
   beginning of year       11,739,167   8,125,948    3,636,672    1,079,371   55,528,247   4,438,944
Accumulation units issued
   and transferred from
   other funding options    5,048,767   6,964,538      912,353    2,604,253   41,954,885  52,273,408
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,430,691) (3,351,319)    (145,293)     (46,952)  (5,796,944) (1,184,105)
                           ----------  ----------    ---------    ---------   ----------  ----------
Accumulation units
   end of year             10,357,243  11,739,167    4,403,732    3,636,672   91,686,188  55,528,247
                           ==========  ==========    =========    =========   ==========  ==========

                                                         PIONEER OAK RIDGE     PIONEER REAL ESTATE
                           PIONEER MID CAP VALUE VCT   LARGE CAP GROWTH VCT         SHARES VCT
                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ----------------------  ----------------------
                               2007          2006         2007       2006        2007        2006
                            -----------  -----------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year         5,977,757    5,101,198    4,895,868   3,981,959   4,536,822   3,539,719
Accumulation units issued
   and transferred from
   other funding options     1,577,586    1,997,504    1,142,360   1,981,145   1,111,440   1,711,288
Accumulation units
   redeemed and
   transferred to
   other funding options    (1,192,980)  (1,120,945)  (1,154,178) (1,067,236) (1,600,366)   (714,185)
                            ----------   ----------   ----------  ----------  ----------   ---------
Accumulation units
   end of year               6,362,363    5,977,757    4,884,050   4,895,868   4,047,896   4,536,822
                            ==========   ==========   ==========  ==========  ==========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           PIONEER SMALL AND MID CAP
                                   GROWTH VCT         PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   (CLASS II)                  (CLASS II)                   (CLASS II)
                           -------------------------  ---------------------------  ----------------------------
                              2007 (c)      2006            2007       2006              2007       2006
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   beginning of year          1,958,429  1,574,787       4,227,642  2,736,236         15,976,603  13,239,389
Accumulation units issued
   and transferred from
   other funding options        575,778    467,306         708,121  2,141,083          4,568,930   4,938,561
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,534,207)   (83,664)       (769,442)  (649,677)        (2,745,238) (2,201,347)
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   end of year                       --  1,958,429       4,166,321  4,227,642         17,800,295  15,976,603
                             ==========  =========       =========  =========         ==========  ==========

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                 SUBACCOUNT                 SUBACCOUNT
                                 (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------
                              2007        2006             2007     2006
                           ----------  ----------        -------  -------
Accumulation units
   beginning of year        9,180,155   9,419,284        130,233  128,454
Accumulation units issued
   and transferred from
   other funding options      711,896     829,323          3,027    4,219
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,518,296) (1,068,452)        (5,098)  (2,440)
                           ----------  ----------        -------  -------
Accumulation units
   end of year              8,373,755   9,180,155        128,162  130,233
                           ==========  ==========        =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             PIONEER VALUE VCT    PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 (CLASS II)                 (CLASS IB)                    (CLASS IB)
                           ---------------------  ------------------------------  -------------------------
                            2007 (c)      2006          2007 (a)    2006             2007 (a)     2006
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   beginning of year        4,145,657  3,810,379         355,928  377,849            7,588,935  7,438,554
Accumulation units issued
   and transferred from
   other funding options      427,838    790,341             936   26,406               75,921    968,543
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,573,495)  (455,063)       (356,864) (48,327)          (7,664,856)  (818,162)
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   end of year                     --  4,145,657              --  355,928                   --  7,588,935
                           ==========  =========        ========  =======           ==========  =========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                             PIONEER ANNUISTAR PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



                     APRIL 28, 2008, AS REVISED MAY 28, 2008
                                MIC-BOOK-70-71-75

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006


     (2) Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005


     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1.        Resolution of The Travelers Insurance Company Board of Directors
          authorizing the establishment of the Registrant.  (Incorporated herein by reference to Exhibit 1 to the Registration Statement on
          Form N-4, filed May 23, 1997.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Insurance Company and Travelers
          Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on
          Form N-4, File No. 333-58783, filed February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 5, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement.  (Incorporated herein by reference to Exhibit
          3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)

4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, File No. 333-101778, filed
          November 19, 2004.)

4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
          4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File No. 033-
          65343, filed April 5, 2006.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(d).     Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
          4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
          Variable Annuities' Registration Statement on Form N-4, File No. 033-
          65343, filed April 5, 2006.)

4(e).     Roth 403(b) Endorsement.  (Incorporated herein by reference to
          Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 5, 2006.)

5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
          Form N-4, File No. 333-101778, filed April 17, 2003.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 5, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed
          November 13, 1998.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via
          EDGAR on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65343, filed April 5, 2006.)

7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 5, 2006.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 5, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to the Registration
          Statement on Form N-4, filed December 11, 2002.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.

11.       Not Applicable.

12.       Not Applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective
          Amendment No. 17 to Registrant's Registration Statement on Form N-4,
          File Nos. 333-101778/811-21262, filed on April 8, 2008.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.


I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.


J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)


K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 16.49% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 83.51% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America, Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)


                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)


      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut.


      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities, L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


DD.   Safeguard Health Enterprises, Inc. (DE)

      1.   Safeguard Dental Services, Inc. (DE)

      2.   Safeguard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   Safeguard Health Plans, Inc. (FL)

      5.   Safeguard Health Plans, Inc. (NV)

      6.   Safeguard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 30, 2008, there were 2,862 qualified contracts and 2,100 non-qualified contracts of Pioneer Annuistar Plus; there were 3,851 qualified contracts and 2,294 non-qualified contracts of Portfolio Architect Plus; and there were 667 qualified contracts and 892 non-qualified contracts of Scudder Advocate Rewards offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three

MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

Metropolitan Life Variable Annuity Separate Account I

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy              Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 22nd day of May 2008.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 22nd day of May 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact


* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2008.

                                  EXHIBIT INDEX


10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.